    As Filed with the Securities and Exchange Commission on April 25, 2008
                                                            File Nos. 333-50545
                                                                       811-7924
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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 14

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 71

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         LINCOLN BENEFIT LIFE COMPANY
                              (Name of Depositor)

                            2940 South 84th Street
                            Lincoln, Nebraska 68506
              (Complete Address of Depositor's Principal Office)

                               WILLIAM F. EMMONS
                         Lincoln Benefit Life Company
                            2940 South 84th Street
                            Lincoln, Nebraska 68506
                                1-800-525-9287
               (Name and Complete Address of Agent for Service)

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Sale to the Public: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ________ pursuant to paragraph (a)(ii) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

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                   CONSULTANT I VARIABLE ANNUITY PROSPECTUS

                               FLEXIBLE PREMIUM

                INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                         Lincoln Benefit Life Company

                              IN CONNECTION WITH

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


            STREET ADDRESS: 5801 SW 6th Ave., Topeka, KS 66606-0001

            MAILING ADDRESS: P.O. Box 758561, Topeka, KS 66675-8566

                       Telephone Number: 1-800-457-7617

                          Fax Number: 1-785-228-4584


The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis. Lincoln Benefit Life no longer offers this Contract. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.

Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers fifty investment options, each of which is a Sub-Account of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Sub-Account invests exclusively in shares of Portfolios in one of the following underlying Funds:


 AIM Variable Insurance Funds (Series   Oppenheimer Variable Account Funds
 I)                                     (Service Shares)

 The Alger American Fund (Class O)      Premier VIT

 DWS Variable Series I (Class A)        PIMCO Variable Insurance Trust
                                        (Administrative Shares)
 DWS Variable Series II (Class A)
                                        Putnam Variable Trust (Class IB)
 Federated Insurance Series
                                        RidgeWorth Variable Trust
 Fidelity(R) Variable Insurance
 Products (Initial Class)               T. Rowe Price Equity Series, Inc. (I)

 Janus Aspen Series (Institutional      T. Rowe Price International Series,
 Shares and Service Shares)             Inc. (I)

 Legg Mason Partners Variable Equity    The Universal Institutional Funds,
 Trust (Class I)                        Inc. (Class I)

 MFS(R) Variable Insurance Trust(SM)    Van Kampen Life Investment Trust
 (Initial Class)                        (Class II)

                                        Wells Fargo Variable Trust Funds


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The Securities and Exchange Commission has not Approved or Disapproved these Securities nor has it Passed on the Accuracy or the Adequacy of this Prospectus. Any Representation to the Contrary is a Criminal Offense.


The Date of this Prospectus is May 1, 2008.


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Some of the portfolios described in this prospectus may not be available in your Contract. We may make available other investment options in the future.

You may not purchase a Contract if either you or the Annuitant are older than 90 years before we receive your application.

Your Contract Value will vary daily as a function of the investment performance of the Sub-Accounts to which you have allocated Purchase Payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Sub-Accounts. Benefits provided by this Contract, when based on the Fixed Account, are subject to a Market Value Adjustment, which may result in an upwards or downwards adjustment in withdrawal benefits, death benefits, settlement values, transfers to the Sub-Accounts.

In certain states the Contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the content specifies otherwise.

                               1     PROSPECTUS

This prospectus sets forth the information you ought to know about the Contract. You should read it before investing and keep it for future reference.


We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2008. The information in the Statement of Additional Information is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 46 of this prospectus.


At least once each year we will send you an annual statement. The annual statement details values and specific information for your Contract. It does not contain our financial statements. Our financial statements are set forth in the Statement of Additional Information. Lincoln Benefit will file annual and quarterly reports and other information with the SEC. You may read and copy any reports, statements or other information we file at the SEC's public reference room in Washington, D.C. You can obtain copies of these documents by writing to the SEC and paying a duplicating fee. Please call the SEC at 1-800-SEC-0330 for further information as to the operation of the public reference room. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).

Please read this prospectus carefully and retain it for your future reference.

                               2     PROSPECTUS

Table of Contents
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      Definitions                                                      4
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      Fee Tables                                                       5
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      Questions and Answers About Your Contract                        7
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      Condensed Financial Information                                 11
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      Description of the Contracts                                    11
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         Summary                                                      11
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         Contract Owner                                               11
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         Annuitant                                                    11
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         Modification of the Contract                                 11
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         Assignment                                                   11
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         Free Look Period                                             11
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      Purchases and Contract Value                                    12
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         Minimum Purchase Payment                                     12
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         Automatic Payment Plan                                       12
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         Allocation of Purchase Payments                              12
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         Contract Value                                               12
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         Separate Account Accumulation Unit Value                     12
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         Transfer During Accumulation Period                          13
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         Market Timing & Excessive Trading                            13
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         Trading Limitations                                          13
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         Automatic Dollar Cost Averaging Program                      14
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         Portfolio Rebalancing                                        15
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      The Investment and Fixed Account Options                        16
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         Separate Account Investments                                 16
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           The Portfolios                                             16
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           Voting Rights                                              19
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           Additions, Deletions, and Substitutions of Securities      19
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         The Fixed Account                                            20
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           General                                                    20
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           Guaranteed Maturity Fixed Account Option                   20
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           Market Value Adjustment                                    21
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           Dollar Cost Averaging Fixed Account Option                 21
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      Annuity Benefits                                                22
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         Annuity Date                                                 22
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         Annuity Options                                              22
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         Other Options                                                23
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         Annuity Payments: General                                    23
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         Variable Annuity Payments                                    23
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         Fixed Annuity Payments                                       24
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         Transfers During the Annuity Period                          24
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             Death Benefit During Annuity Period                   24
          ------------------------------------------------------------
             Certain Employee Benefit Plans                        24
          ------------------------------------------------------------
          Other Contract Benefits                                  24
          ------------------------------------------------------------
             Death Benefit                                         24
          ------------------------------------------------------------
             Beneficiary                                           28
          ------------------------------------------------------------
             Contract Loans for 403(b) Contracts                   29
          ------------------------------------------------------------
             Withdrawals (Redemptions)                             30
          ------------------------------------------------------------
             Systematic Withdrawal Program                         31
          ------------------------------------------------------------
             ERISA Plans                                           31
          ------------------------------------------------------------
             Minimum Contract Value                                31
          ------------------------------------------------------------
          Contract Charges                                         31
          ------------------------------------------------------------
             Mortality and Expense Risk Charge                     31
          ------------------------------------------------------------
             Administrative Charges                                32
          ------------------------------------------------------------
               Contract Maintenance Charge                         32
          ------------------------------------------------------------
               Administrative Expense Charge                       32
          ------------------------------------------------------------
               Transfer Fee                                        32
          ------------------------------------------------------------
             Sales Charges                                         32
          ------------------------------------------------------------
             Premium Taxes                                         34
          ------------------------------------------------------------
             Deduction for Separate Account Income Taxes           34
          ------------------------------------------------------------
             Other Expenses                                        34
          ------------------------------------------------------------
          Taxes                                                    35
          ------------------------------------------------------------
             Taxation of Lincoln Benefit Life Company              35
          ------------------------------------------------------------
             Taxation of Variable Annuities in General             35
          ------------------------------------------------------------
             Income Tax Withholding                                37
          ------------------------------------------------------------
             Tax Qualified Contracts                               38
          ------------------------------------------------------------
          Description of Lincoln Benefit Life Company and the
           Separate Account                                        43
          ------------------------------------------------------------
             Lincoln Benefit Life Company                          43
          ------------------------------------------------------------
             Separate Account                                      43
          ------------------------------------------------------------
             State Regulation of Lincoln Benefit                   43
          ------------------------------------------------------------
             Financial Statements                                  44
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          Administration                                           44
          ------------------------------------------------------------
          Distribution of Contracts                                44
          ------------------------------------------------------------
          Legal Proceedings                                        44
          ------------------------------------------------------------
          Legal Matters                                            44
          ------------------------------------------------------------
          Annual Reports and Other Documents                       44
          ------------------------------------------------------------
          Registration Statement                                   45
          ------------------------------------------------------------
          Table of Contents of Statement of Additional Information 46
          ------------------------------------------------------------
          Appendix A Accumulation Unit Values                      47
          ------------------------------------------------------------
          Appendix B Illustration of a Market Value Adjustment     63
          ------------------------------------------------------------

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This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this Prospectus other than as contained in this Prospectus.

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                               3     PROSPECTUS

DEFINITIONS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

Accumulation Period - The period, beginning on the Issue Date, during which Contract Value builds up under Your Contract.

Accumulation Unit - A unit of measurement which we use to calculate Contract Value.

Annuitant - The living person on whose life the annuity benefits under a Contract are based.

Annuitization - The process to begin annuity payments under the Contract.

Annuitized Value - The Contract Value adjusted by any applicable Market Value Adjustment and less any applicable taxes.

Annuity Date - The date on which annuity payments are scheduled to begin.

Annuity Period - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

Annuity Unit - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

Beneficiary(ies) - The person(s) designated to receive any death benefits under the Contract.

Company ("We," "Us," "Our," "Lincoln Benefit") - Lincoln Benefit Life Company.

Contract Anniversary - Each anniversary of the Issue Date.

Contract Owner ("You," "Your") - The person(s) having the privileges of ownership defined in the Contract. If Your Contract is issued as part of a retirement plan, Your ownership privileges may be modified by the plan.

Contract Value - The sum of the values of Your investment in the Sub-Accounts of the Separate Account and the Fixed Account.

Contract Year - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

Contribution Year - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Sub-Account, or each anniversary of that date.

Fixed Account - The portion of the Contract Value allocated to Our general account.

Fixed Annuity - A series of annuity payments that are fixed in amount.

Guarantee Periods - A period of years for which we have guaranteed a specific effective annual interest rate on an amount allocated to the Fixed Account.

Issue Date - The date when the Contract becomes effective.

Latest Annuity Date - The latest date by which you must begin annuity payments under the Contract.

Loan Account - An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Contract loans.

Market Value Adjustment - An amount added to or subtracted from certain transactions involving Your interest in the Fixed Account, to reflect the impact of changing interest rates.

Net Investment Factor - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

Non-Qualified Plan - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

Portfolio(s) - The underlying funds in which the Sub- Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

Purchase Payments - Amounts paid to Us as premium for the Contract by you or on Your behalf.

Qualified Plan - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408 or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

Separate Account - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

Sub-Account - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

Surrender Value - The amount paid upon complete surrender of the Contract, equal to the Contract Value, less any applicable premium taxes, Withdrawal Charge, and the contract maintenance charge and increased or decreased by any Market Value Adjustment.

Tax Code - The Internal Revenue Code of 1986, as amended.

Treasury Rate - The U.S. Treasury Note Constant Maturity Yield for the preceding week as reported in Federal Reserve Bulletin Release H.15.

Valuation Date - Each day the New York Stock Exchange is open for business.

Valuation Period - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units and Annuity Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

Variable Annuity - A series of annuity payments that vary in amount based on changes in the value of the Sub- Accounts to which Your Contract Value has been allocated.

Withdrawal Charge - The contingent deferred sales charge that may be required upon some withdrawals.

                               4     PROSPECTUS

Fee Tables
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Maximum Contingent Deferred Sales Charge - Withdrawal Charge (as a percentage of Purchase Payments) - 7%

                      CONTRIBUTION YEAR APPLICABLE CHARGE
                             1-2                7%
                             3-4                6%
                               5                5%
                               6                4%
                               7                3%
                               8 +              0%


TRANSFER FEE (Applies solely to the second and subsequent transfers within a calendar month. We are currently waiving the
transfer fee)                                                                                                             $ 10.00


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge                                                                        $35.00
Separate Account Annual Expenses
(as a percentage of daily net asset value deducted from each of the Sub-Accounts of the Separate Account)
Base Contract (without optional riders)
 Mortality and Expense Risk Charge                                                                         1.15%
 Administrative Expense Charge                                                                             0.10%
                                                                                                          ------
 Total Separate Account Annual Expenses                                                                    1.25%
Base Contract (with Enhanced Death Benefit Rider)
 Mortality and Expense Risk Charge                                                                         1.35%
 Administrative Expense Charge                                                                             0.10%
                                                                                                          ------
 Total Separate Account Annual Expenses                                                                    1.45%
Base Contract (with Enhanced Income Benefit Rider)
 Mortality and Expense Risk Charge                                                                         1.50%
 Administrative Expense Charge                                                                             0.10%
                                                                                                          ------
 Total Separate Account Annual Expenses                                                                    1.60%
Base Contract (with Enhanced Death and Income Benefit Riders)
 Mortality and Expense Risk Charge                                                                         1.55%
 Administrative Expense Charge                                                                             0.10%
                                                                                                          ------
 Total Separate Account Annual Expenses                                                                    1.65%
Base Contract (with Enhanced Death and Income Benefit Riders II)
 Mortality and Expense Risk Charge                                                                         1.70%
 Administrative Expense Charge                                                                              0.10
                                                                                                          ------
 Total Separate Account Annual Expenses                                                                    1.80%

The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include
  management fees, distribution and/or service (12b-1) fees,
  and other expenses) (without waivers or reimbursements)       0.10%   1.39%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets before any waiver or reimbursement as of December 31, 2007.


                               5     PROSPECTUS

Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Portfolio fees and expenses and assumes no transfers or exchanges were made. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   Invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and,

..   elected the Enhanced Death and Income Benefit Riders II (with total
    Separate Account expenses of 1.80%).

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


                                                 1 Year 3 Years 5 Years 10 Years
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Costs Based on Maximum Annual Portfolio Expenses  $957  $1,609  $2,195   $3,832
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Costs Based on Minimum Annual Portfolio Expenses  $825  $1,215  $1,543   $2,554
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Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                 1 Year 3 Years 5 Years 10 Years
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Costs Based on Maximum Annual Portfolio Expenses  $362  $1,099  $1,855   $3,832
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Costs Based on Minimum Annual Portfolio Expenses  $230  $  705  $1,203   $2,554
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Explanation of Expense Examples

Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. Examples 1 and 2 assume the election of the Enhanced Death and Income Benefit Riders II (total Separate Account expenses of 1.80%). If these riders were not elected, the expense figures shown would be slightly lower. The Examples reflect the Free Withdrawal amounts, if any, and an annual Contract maintenance charge of $35.

                               6     PROSPECTUS

QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT
The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the prospectus. Please read the prospectus carefully.

1. What is the Contract?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non- qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax- deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in the answer to Question 2. The amount of money accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Sub- Accounts of the Separate Account or allocated to the Fixed Account, as you instruct us. You may allocate your Contract Value to up to twenty-one options under the Contract, counting each Sub-Account and the Fixed Account as one option. We will treat all of your Contract Value allocated to the Fixed Account as one option for purposes of this limit, even if you have chosen more than one Guarantee Period. The value of your Contract will depend on the investment performance of the Sub- Accounts and the amount of interest we credit to the Fixed Account.

Each Sub-Account will invest in a single investment portfolio (a "Portfolio") of an underlying fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios.

In some states, you may also allocate all or part of your Contract Value to the "Fixed Account", as described in the answer to Question 5.

2. What Annuity Options does the Contract offer?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

..   a life annuity with payments guaranteed for zero to thirty years;

..   a joint and full survivorship annuity, with payments guaranteed for zero to thirty years; and

..   fixed payments for a specified period of five to thirty years.

Call us to inquire about other options.

You may change your annuity option at any time before annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Sub-Accounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will be equal in amount to the initial payment we determine. As explained in more detail below, however, during the Annuity Period you will have a limited ability to change the relative weighting of the Sub-Accounts on which your variable annuity payments are based or to increase the portion of your annuity payments consisting of Fixed Annuity payments.

3. How do I buy a Contract?

You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $1,200 in Purchase Payments during the first Contract Year. Purchase Payments must be at least $100, unless you enroll in an automatic payment plan. Your periodic payments in an automatic payment plan must be at least $25 per month. We may lower these minimums at our sole discretion. The maximum age of the oldest Contact Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application.

4. What are my investment choices under the Contract?

You can allocate and reallocate your investment among the Sub-Accounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the Portfolios described in "The Investment and Fixed Account Options: Separate Account Investments."

Some of the Portfolios described in this prospectus may not be available in your Contract.

Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the prospectuses for the Portfolios.

5. What is the Fixed Account option?

We offer two Fixed Account interest crediting options: the Guaranteed Maturity Fixed Account Option and the Dollar Cost Averaging Fixed Account Option.

You may allocate Purchase Payments to the Sub- Account(s) and the Fixed Account(s). Loan payments may not be allocated to the Fixed Account(s). You may

                               7     PROSPECTUS
not transfer amounts into the DCA Fixed Account. The minimum amount that may be transferred into any one of the Guarantee Maturity Fixed Account Options is $500.

We will credit interest to amounts allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to the Guaranteed Maturity Fixed Account Option. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. At the end of each Guarantee Period, you may select a new Guarantee Period from among the choices we are then making available or transfer or withdraw the relevant amount from the Fixed Account without any Market Value Adjustment.

We may offer Guarantee Periods ranging from one to ten years in length. We are currently offering Guarantee Periods of one, three, five, seven, and ten years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. From time to time, however, we may change the interest rate that we offer to credit to new allocations to the Guaranteed Maturity Fixed Account Option and to amounts rolled over in the Fixed Account for new Guarantee Periods.

In addition, if you participate in our dollar cost averaging program, you may designate amounts to be held in the Dollar Cost Averaging Fixed Account Option until they are transferred monthly to the Sub-Accounts or Guarantee Periods of your choosing. When you make an allocation to the Fixed Account for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Sub-Accounts or Guarantee Periods. We will complete the transfers within one year of the allocation. In our discretion we may change the rate that we set for new allocations to the Fixed Account for the dollar cost averaging program. We will never, however, set a rate less than an effective annual rate of 3%.

A Market Value Adjustment may increase or decrease the amount of certain transactions involving the Fixed Account, to reflect changes in interest rates. As a general rule, we will apply a Market Value Adjustment to the following transactions:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount (which is described in the answer to Question 6);

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) it is necessary to meet IRS minimum withdrawal requirements; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

We determine the amount of a Market Value Adjustment using a formula that takes into consideration:

1) whether current interest rates differ from interest rates at the beginning of the applicable Guarantee Period; and

2) how many years are left until the end of the Guarantee Period.

As a general rule, if interest rates have dropped, the Market Value Adjustment will be an addition; if interest rates have risen, the Market Value Adjustment will be a deduction. It is therefore possible that if you withdraw an amount from the Fixed Account during a Guarantee Period, a Market Value Adjustment may cause you to receive less than you initially allocated to the Fixed Account.

6. What are my expenses under the Contract?

Contract Maintenance Charge. During the Accumulation Period, each year we subtract an annual contract maintenance charge of $35 from your Contract Value allocated to the Sub-Accounts. We will waive this charge if you pay $50,000 or more in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account.

During the Annuity Period, we will subtract the annual contract maintenance charge in equal parts from your annuity payments. We waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all payments are Fixed Annuity payments.

Administrative Expense Charge and Mortality and Expense Risk Charge. We impose a mortality and expense risk charge at an annual rate of 1.15% of average daily net assets and an administrative expense charge at an annual rate of .10% of average daily net assets. If you select one of our optional enhanced benefit riders, however, we may charge you a higher mortality and expense risk charge. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

                               8     PROSPECTUS

Transfer Fee. Although we currently are not charging a transfer fee, the Contract permits us to charge you up to $10 per transfer for each transfer after the first transfer in each month.

Withdrawal Charge (Contingent Deferred Sales Charge). During the Accumulation Period, you may withdraw all or part of the value of your Contract before your death or, if the Contract is owned by a company or other legal entity, before the Annuitant's death. Certain withdrawals may be made without payment of any Withdrawal Charge, which is a contingent deferred sales charge. Other withdrawals are subject to the Withdrawal Charge.

The Withdrawal Charge will vary depending on how many complete years have passed since you paid the Purchase Payment being withdrawn. The Withdrawal Charge applies to each Purchase Payment for seven complete years from the date of the Payment (each a "Contribution Year") as follows:

                      Contribution Year Applicable Charge
                      ----------------- -----------------
                             1-2                7%
                             3-4                6%
                               5                5%
                               6                4%
                               7                3%
                               8+               0%

In determining Withdrawal Charges, we will deem your Purchase Payments to be withdrawn on a first-in, first- out basis.

Each year, free of Withdrawal Charges or any otherwise applicable Market Value Adjustment, you may withdraw the Free Withdrawal Amount, which equals:

   (a)  the greater of:
   . earnings not previously withdrawn; or
   . 15% of your total Purchase Payments made in the most recent seven years;
   plus

   (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

In most states, we also may waive the Withdrawal Charge if you:

1) require long-term medical or custodial care outside the home;
2) become unemployed; or

3) are diagnosed with a terminal illness.

These provisions will apply to the Annuitant, if the Contract is owned by a company or other legal entity. Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability. As described in the answer to Question 5, we may increase or decrease certain withdrawals by a Market Value Adjustment.

Premium Taxes. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any premium taxes relating to the Contract may be deducted from Purchase Payments or the Contract Value when the tax is incurred or at a later time. State premium taxes generally range from 0% to 3.5%.

Other Expenses. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

7. How will my investment in the Contract be taxed?

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

8. Do I have access to my money?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some qualified plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $50, and after the withdrawal your remaining Contract Value must at least equal $500.

Although you have access to your money during the Accumulation Period, certain charges, such as the contract maintenance charge, the Withdrawal Charge, and premium tax charges, may be deducted on a surrender or withdrawal. You may also incur federal income tax liability or tax penalties. In addition, if you have allocated some of the value of your Contract to the Fixed Account, the amount of your surrender proceeds or withdrawal may be increased or decreased by a Market Value Adjustment.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

9. What is the Death Benefit?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a living person. To obtain payment of the Death Benefit,

                               9     PROSPECTUS
the Beneficiary must submit to us a complete request for payment of the death benefit, which includes due proof of death as specified in the Contract.

The standard death benefit is the greatest of the following:

1) your total Purchase Payments reduced by a withdrawal adjustment;

2) your Contract Value;

3) the amount you would have received by surrendering your Contract; or

4) your Contract Value on each Contract Anniversary evenly divisible by seven increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment.

We also offer an optional enhanced death benefit rider, which is described later in this prospectus.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

10. What else should I know?

Allocation of Purchase Payments. You allocate your initial Purchase Payment among the Sub-Accounts and the Fixed Account in your Contract application. You may make your allocations in specific dollar amounts or percentages, which must be whole numbers that add up to 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

Transfers. During the Accumulation Period, you may transfer Contract Value among the Sub-Accounts and from the Sub-Accounts to the Fixed Account. You may not make a transfer, however, that would result in your allocating your Contract Value to more than twenty-one options under the Contract. While you may also transfer amounts from the Fixed Account, a Market Value Adjustment may apply. You may instruct us to transfer Contract Value by writing or calling us.

You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing programs. You may not use both programs at the same time.

Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Sub-Account of your choosing, including other Sub-Accounts or the Fixed Account. Transfers from the Dollar Cost Averaging Fixed Account may be made monthly only. Transfers from Sub-Accounts may be made monthly, quarterly, or annually.

Under the Portfolio Rebalancing Program, you can maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not include the Fixed Account in a Portfolio Rebalancing Program. You also may not elect rebalancing after annuitization.

During the Annuity Period, you may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub- Accounts or from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers, however, must be at least six months apart. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

Free Look Period. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

11. Who can I contact for more information?


You can write to us at Lincoln Benefit Life Company, P.O. Box 758565, Topeka, KS 66675-8565, or call us at (800) 457-7617.


                               10     PROSPECTUS

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each Sub-Account for 1998 through 2007. Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Sub-Account. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Contract Administration Charge. The Separate Account's financial statements, which are comprised of the financial statements of the underlying sub-accounts, as of December 31, 2007, are included in the Statement of Additional Information. Lincoln Benefit's financial statements as of December 31, 2007, are included in the Statement of Additional Information.


DESCRIPTION OF THE CONTRACTS
Summary. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Sub-Accounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.

Contract Owner. As the Contract Owner, you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or to choose someone else to receive benefits. The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application. The Contract cannot be jointly owned by both a non-living person and a living person. Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefit section.

Annuitant. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If your Contract was issued under a plan qualified under Section 403(b), 408 or 408A of the Tax Code, you must be the Annuitant. If the Contract is a non-qualified Contract, you may also designate a Joint Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.

Modification of the Contract. Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

Assignment. Before the Annuity Date, if the Annuitant is still alive, you may assign an interest in the Contract if it is a non-qualified Contract. If a Contract is issued pursuant to a Qualified Plan, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

Because of the potential tax consequences and ERISA issues arising from an assignment, you should consult with an attorney before trying to assign your Contract.

Free Look Period. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments.

In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Currently, if you live in one of those states, on the Issue Date we will allocate your Purchase Payment to the Sub-Accounts and the Fixed Account Options as you specified in your application. However, we reserve the right in the future to delay allocating your Purchase Payments to the Sub-Accounts you have selected or to the Fixed Account until 20 days after the Issue Date or, if your state's free look period is longer than ten days, for ten days plus the period required by state law. During

                               11     PROSPECTUS
that time, we will allocate your Purchase Payment to the Fidelity Money Market Sub-Account. Your Contract will contain specific information about your free-look rights in your state.

PURCHASES AND CONTRACT VALUE
Minimum Purchase Payment. The minimum initial Purchase Payment for a Contract is $1,200. You may pay it in a lump sum or in installments of your choice over the first Contract Year. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $100 or more. Subsequent Purchase Payments made as part of an Automatic Payment Plan, however, may be as small as $25 per month. However, each purchase payment made to the Dollar Cost Averaging Fixed Account must be at least $1,200. If we receive purchase payments designated for the Dollar Cost Averaging Fixed Account that are lower than the required minimum of $1,200, or purchase payments designated for the Guaranteed Maturity Fixed Account Option that are lower than $500, such amounts will be allocated to the Fidelity Money Market Portfolio. We may lower these minimums if we choose. We may refuse any Purchase Payment at any time.

Automatic Payment Plan. You may make scheduled Purchase Payments of $25 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.

Allocation of Purchase Payments. Your Purchase Payments are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

You initially may allocate your Purchase Payments to up to twenty-one options, counting each Sub-Account and the Fixed Account as one option. For this purpose, we will treat all of your allocations to the Fixed Account as one option, even if you choose more than one Guarantee Period. You may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions, but we will not execute instructions that would cause you to have Contract Value in more than twenty-one options. In the future, we may waive this limit.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

In some states, however, we are required to return at least your Purchase Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Sub-Account. If we exercise that right and your state's free look period is ten days, we will transfer your Purchase Payments to your specified Sub-Accounts or the Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Sub-Account to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Sub- Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

Contract Value. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units in the Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.

Separate Account Accumulation Unit Value. As a general matter, the Accumulation Unit Value for each Sub-Account will rise or fall to reflect changes in the share price of the Portfolio in which the Sub-Account invests. In addition, we subtract from Accumulation Unit Value amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine Withdrawal Charges, transfer fees and contract maintenance charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Sub-Account. We also determine a separate set of Accumulation Unit Values reflecting the cost of the enhanced benefit riders described beginning on page 27. If we elect or are required to assess a charge for taxes, we may calculate a separate Accumulation Unit Value for Contracts issued in connection with Non-Qualified and

                               12     PROSPECTUS

Qualified Plans, respectively, within each Sub-Account. We determine the Accumulation Unit Value for each Sub-Account Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Accumulation Unit Value of the corresponding Sub- Account and, therefore, your Contract Value.

Transfer During Accumulation Period. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and the Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future. You may not make a transfer that would result in your allocating your Contract Value to more than twenty-one options under the Contract at one time.

As a general rule, we only make transfers on days when the NYSE is open for business. If we receive your request on one of those days, we will make the transfer that day. Requests received before 4:00 p.m. will be effected on that day at that day's price. Requests received after 4:00 p.m. will be effected on the next day on which the NYSE is open for business, at that day's price. If you transfer an amount from the Fixed Account to a Sub-Account before the end of the applicable Guarantee Period or you allocate an amount in the Fixed Account to a new Guarantee Period before the end of the existing Guarantee Period, we usually will increase or decrease the amount by a Market Value Adjustment. The calculation of the Market Value Adjustment is described in "Market Value Adjustment" on page 21.

Transfers within 30 days after the end of the applicable Guarantee Period are not subject to a Market Value Adjustment.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

You may not transfer Contract Value into the Dollar Cost Averaging Fixed Account Option. You may not transfer Contract Value out of the Dollar Cost Averaging Fixed Account Option except as part of a Dollar Cost Averaging program.

We may charge you the transfer fee described on page 5, although we currently are waiving it. At any time, without notice, we may suspend, modify or terminate your privilege to make transfers via the phone, or via other electronic or automated means previously approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Sub-Accounts in any Contract year, or to refuse any Variable Sub-Account transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to the Contract Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts/Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract/Policy Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract/Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract/Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract/Policy year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone,

                               13     PROSPECTUS
facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract/Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract/Policy Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract/Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract/Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract/Policy Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract/Policy Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract/Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub- Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

Automatic Dollar Cost Averaging Program. Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Dollar Cost Averaging Fixed Account Option or a Sub-Account of your choosing. The interval between transfers from the Dollar Cost Averaging Fixed Account may be monthly only. The interval between transfers from Sub-Accounts may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. However, if you wish to Dollar Cost Average to a Guaranteed Maturity Fixed Account Option, the minimum amount that must be transferred into any one Option is $500. We may change this minimum or grant exceptions. For each purchase payment allocated to this Option, your first monthly transfer will occur 25 days after such purchase payment. If we do not receive an allocation from you within 25 days of the purchase payment, we will transfer the payment plus associated interest to the Fidelity Money

                               14     PROSPECTUS

Market Variable Sub-Account in equal monthly payments. You may not use the Dollar Cost Averaging program to transfer amounts from the Guaranteed Maturity Fixed Account Option.

Your request to participate in this program will be effective when we receive your completed application at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfers under a Dollar Cost Averaging program. We will not charge a transfer fee for Dollar Cost Averaging.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

Portfolio Rebalancing. Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, each period, if the allocations change from your desired percentages, we will automatically transfer your Contract Value, including new Purchase Payments (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually. We will not charge a transfer fee for Portfolio Rebalancing. A one-time request to rebalance the amounts allocated to the Sub- Accounts is not part of a Portfolio Rebalancing program and is subject to all of the requirements that are applicable to transfers. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office. You may not include the Fixed Account in a Portfolio Rebalancing program.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you request Portfolio Rebalancing in your Contract application and do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date. For example, if you specify quarterly rebalancing, your first rebalance will occur three months after your Issue Date. Otherwise, your first rebalancing will occur twenty-five days after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Sub-Accounts at any time. If your total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.

                               15     PROSPECTUS

The Investment and Fixed Account Options
--------------------------------------------------------------------------------
Separate Account Investments

The Portfolios. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub- Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-Accounts of the Separate Account.



Portfolio                                Each Portfolio Seeks                                  Investment Adviser
--------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I     Long-term growth of capital                           Invesco A I M Advisors,
                                                                                               Inc. (1)
--------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
--------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth           Long-term capital appreciation
 Portfolio - Class O
-----------------------------------------------------------------------------------------------
Alger American Income & Growth           To provide a high level of dividend income. Its
 Portfolio - Class O                      secondary goal is to provide capital appreciation.   Fred Alger Management, Inc.
-----------------------------------------------------------------------------------------------
Alger American Capital Appreciation      Long-term capital appreciation
 Portfolio - Class O
-----------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio   Long-term capital appreciation
 - Class O
-----------------------------------------------------------------------------------------------
Alger American SmallCap Growth           Long-term capital appreciation
 Portfolio - Class O
-----------------------------------------------------------------------------------------------
DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------
DWS Bond VIP - Class A                   To maximize total return consistent with preservation
                                          of capital and prudent investment management, by
                                          investing for both current income and capital
                                          appreciation                                         Deutsche Investment
-----------------------------------------------------------------------------------------------Management Americas Inc.
DWS Global Opportunities VIP - Class A   Above-average capital appreciation over the long
                                          term
-----------------------------------------------------------------------------------------------
DWS Growth & Income VIP - Class A        Long-term growth of capital, current income and
                                          growth of income
-----------------------------------------------------------------------------------------------
DWS International VIP - Class A          Long-term growth of capital primarily through
                                          diversified holdings of marketable foreign equity
                                          investments
-----------------------------------------------------------------------------------------------
DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------
DWS Balanced VIP - Class A               High total return, a combination of income and        Deutsche Investment
                                          capital appreciation                                 Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------
Federated Capital Income Fund II         High current income and moderate capital              Federated Equity
                                          appreciation                                         Management Company of
                                                                                               Pennsylvania
--------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government       Current income
 Securities II                                                                                 Federated Investment
-----------------------------------------------------------------------------------------------Management Company
Federated High Income Bond Fund II       High current income
-----------------------------------------------------------------------------------------------


                               16     PROSPECTUS


Portfolio                                Each Portfolio Seeks                                    Investment Adviser
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM)           To obtain high total return with reduced risk over
 Portfolio - Initial Class                the long term by allocating its assets among stocks,
                                          bonds, and short-term instruments.
-------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation.
 Initial Class
-------------------------------------------------------------------------------------------------Fidelity Management &
Fidelity VIP Equity-Income Portfolio -   Reasonable Income. The fund will also consider the      Research Company
 Initial Class                            potential for capital appreciation. The funds goal is
                                          to achieve a yield which exceeds the composite
                                          yield on the securities comprising the Standard &
                                          Poors 500(SM) Index (S&P 500(R) ).
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial  To achieve capital appreciation.
 Class
-------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -       Investment results that correspond to the total return
 Initial Class                            of common stocks publicly traded in the United
                                          States, as represented by the Standard & Poors
                                          500(SM) Index (S&P 500(R) ).
-------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -    As high a level of current income as is consistent with
 Initial Class                            preservation of capital and liquidity.
-------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio -        Long-term growth of capital.
 Initial Class
-------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio -  Long-term capital growth, consistent with
 Institutional Shares                     preservation of capital and balanced by current
                                          income.
-------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Bond         To obtain maximum total return, consistent with
 Portfolio - Institutional Shares         preservation of capital.                               Janus Capital Management
-------------------------------------------------------------------------------------------------LLC
Janus Aspen Series International Growth  Long-term growth of capital.
 Portfolio - Service Shares
-------------------------------------------------------------------------------------------------
Janus Aspen Series Large Cap Growth      Long-term growth of capital in a manner consistent
 Portfolio - Institutional Shares         with the preservation of capital.
-------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth        Long-term growth of capital
 Portfolio - Institutional Shares
-------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth      Long-term growth of capital in a manner consistent
 Portfolio - Institutional Shares         with the preservation of capital.
-------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity
 Trust
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors   Long-term growth of capital with current income as a    Legg Mason Partners Fund
 Portfolio - Class I                      secondary objective                                    Advisor, LLC
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust(SM)
-------------------------------------------------------------------------------------------------------------------------
MFS Growth Series - Initial Class        Capital appreciation
-------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Initial     Capital appreciation
 Class
-------------------------------------------------------------------------------------------------MFS(TM) Investment
MFS New Discovery Series - Initial Class Capital appreciation                                    Management
-------------------------------------------------------------------------------------------------
MFS Research Series - Initial Class      Capital appreciation
-------------------------------------------------------------------------------------------------
MFS Total Return Series - Initial Class  Total return
-------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap        Capital appreciation.                                   OppenheimerFunds, Inc.
 Fund(R) /VA - Service Shares
-------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S.   Maximum total return, consistent with preservation
 Dollar- Hedged) - Administrative Shares  of capital and prudent investment management.          Pacific Investment
-------------------------------------------------------------------------------------------------Management Company LLC
PIMCO VIT Total Return Portfolio -       Maximum total return, consistent with preservation
 Administrative Shares                    of capital and prudent investment management.
-------------------------------------------------------------------------------------------------


                               17     PROSPECTUS


Portfolio                                Each Portfolio Seeks                                  Investment Adviser
---------------------------------------------------------------------------------------------------------------------------
Premier VIT
---------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio     Growth of capital and investment income
-----------------------------------------------------------------------------------------------OpCap Advisors LLC
Premier VIT OpCap Small Cap Portfolio    Capital appreciation through a diversified portfolio
                                          consisting primarily of securities of companies with
                                          market capitalizations of under $2.2 billion at time
                                          of purchase.
-----------------------------------------------------------------------------------------------
Putnam Variable Trust
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and       Capital growth. Current income is a secondary         Putnam Investment
 Income Fund - Class IB                   objective.                                           Management, LLC
---------------------------------------------------------------------------------------------------------------------------
RidgeWorth Variable Trust
---------------------------------------------------------------------------------------------------------------------------
RidgeWorth Large Cap Growth Stock Fund   Capital appreciation
-----------------------------------------------------------------------------------------------Trusco Capital
RidgeWorth Large Cap Value Equity Fund   Capital appreciation with the secondary goal of       Management, Inc.
                                          current income
-----------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio -  Substantial dividend income as well as long-term
 I                                        growth of capital.
-----------------------------------------------------------------------------------------------T. Rowe Price Associates,
T. Rowe Price Mid-Cap Growth Portfolio   Long-term capital appreciation                        Inc.
 - I (2)
-----------------------------------------------------------------------------------------------
T. Rowe Price New America Growth         Long-term growth of capital
 Portfolio - I
-----------------------------------------------------------------------------------------------
T. Rowe Price International Series, Inc.
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock        Long-term growth of capital                           T. Rowe Price International,
 Portfolio - I                                                                                 Inc.
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio,        Above-average total return over a market cycle of     Van Kampen (3)
 Class I (4)                              three to five years by investing in common stocks
                                          and other equity securities.
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II                                                                           Van Kampen Asset
-----------------------------------------------------------------------------------------------Management
Van Kampen LIT Growth and Income         Long-term growth of capital and income.
 Portfolio, Class II
-----------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Funds
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery Fund  Long-term capital appreciation.
-----------------------------------------------------------------------------------------------Wells Fargo Funds
Wells Fargo Advantage VT Opportunity     Long-term capital appreciation.                       Management, LLC
 Fund(SM)
-----------------------------------------------------------------------------------------------


(1) A Fund's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.


(2) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2008, the Van Kampen UIF U.S. Mid Cap Value Portfolio changed its name to the UIF U.S. Mid Cap Value Portfolio.


Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub- Account or from any other part of our business. We will use the net Purchase Payments you allocate to a Sub- Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar

                               18     PROSPECTUS
to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.

Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person. Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

Additions, Deletions, and Substitutions of Securities. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub- Accounts:

   (a) to operate the Separate Account in any form permitted by law;

   (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

   (c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

   (d) to add, combine, or remove Sub-Accounts in the Separate Account; and

   (e) to change the way in which we assess charges, as long as the total charges do not exceed the maximum amount that may be charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

                               19     PROSPECTUS

The Fixed Account


General. You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Loan payments may not be allocated to the Fixed Account(s). Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts. The Fixed Account may not be available in all states. Please contact us at 1-800-457-7617 for current information.


Guaranteed Maturity Fixed Account Option. We will credit interest to each amount allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to this option. We will declare the interest rate that we will guarantee to credit to that amount for that Guarantee Period. Each amount allocated to a Guarantee Period under this option must be at least $500. We reserve the right to limit the number of additional Purchase Payments that may be allocated to this option.

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may offer Guarantee Periods ranging from one to ten years in length. We will decide in our discretion which Guarantee Periods to offer. Currently, we offer Guarantee Periods of one, three, five, seven and ten years. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will credit interest daily to each amount allocated to a Guarantee Period under this option at a rate which compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

The following example illustrates how a Purchase Payment allocated to this option would grow, given an assumed Guarantee Period and effective annual interest rate:

                        Example
                        Purchase Payment      $ 10,000
                        Guarantee Period       5 years
                        Effective Annual Rate     4.50%

                                                        End of Contact Year
                                       ------------------------------------------------------
                                         Year 1     Year 2     Year 3     Year 4     Year 5
---------------------------------------------------------------------------------------------
Beginning Contract Value               $10,000.00
  X (1 + Effective Annual Rate)          X  1.045
                                       ----------
                                       $10,450.00

Contract Value at end of Contract Year            $10,450.00
  X (1 + Effective Annual Rate)                     X  1.045
                                                  ----------
                                                  $10,920.25

Contract Value at end of Contract Year                       $10,920.25
  X (1 + Effective Annual Rate)                                X  1.045
                                                             ----------
                                                             $11,411.66

Contract Value at end of Contract Year                                  $11,411.66
  X (1 + Effective Annual Rate)                                           X  1.045
                                                                        ----------
                                                                        $11,925.19

Contract Value at end of Contract Year                                             $11,925.19
  X (1 + Effective Annual Rate)                                                      X  1.045
                                                                                   ----------
                                                                                   $12,461.82

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 -
$10,000)

Note:This example assumes no withdrawals during the entire five-year Guarantee
     Period. If you were to make a partial withdrawal, you might be required to pay a Withdrawal Charge and the amount withdrawn might be increased or decreased by a Market Value Adjustment. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract.


We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on relevant factors such as then current interest rates, regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. For current interest rate information, please contact us at 1-800- 457-7617.


We will determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future.

                               20     PROSPECTUS

At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. If so, we will automatically keep the relevant amount in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period will be the same length as the expiring Guarantee Period and will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for Guarantee Periods of that length; or

2) allocate the relevant Contract Value to one or more new Guarantee Periods of your choice in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of the relevant amount to one or more Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) withdraw all or a portion of the relevant amount through a partial withdrawal. You may be required to pay a Withdrawal Charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends.

Under our Automatic Laddering Program, you may choose, in advance, to use Guarantee Periods of the same length for all renewals in the Guaranteed Maturity Fixed Account Option. You can select this program at any time during the Accumulation Period, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this program at any time.

Market Value Adjustment. We may increase or decrease the amount of some transactions involving your investment in the Guaranteed Maturity Fixed Account Option to include a Market Value Adjustment. The formula for determining Market Value Adjustments reflects changes in interest rates since the beginning of the relevant Guarantee Period. As a result, you will bear some of the investment risk on amounts allocated to the Guaranteed Maturity Fixed Account Option.

As a general rule, we will apply a Market Value Adjustment to the following transactions involving your Fixed Account balance:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount, as described on page 20;

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction, to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) you make a withdrawal to satisfy the IRS' required minimum distribution rules for this Contract; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment. This formula primarily compares:

1) the Treasury Rate at the time of the relevant transaction for a maturity equal in length to the relevant Guarantee Period; and

2) the Treasury Rate at the beginning of the Guarantee Period for a maturity equal in length to the Guarantee Period.

Generally, if the Treasury Rate at the beginning of the Guarantee Period is higher than the corresponding current Treasury Rate, then the Market Value Adjustment will increase the amount payable to you or transferred. Similarly, if the Treasury Rate at the beginning of the Guarantee Period is lower than the corresponding current Treasury Rate, then the Market Value Adjustment will reduce the amount payable to you or transferred.

For example, assume that you purchased a Contract and selected an initial Guarantee Period of five years and the five-year Treasury Rate for that duration is 4.50%. Assume that at the end of three years, you make a partial withdrawal. If, at that later time, the current five-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Similarly, if the current five-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

Dollar Cost Averaging Fixed Account Option. You may also allocate Purchase Payments to the Dollar Cost Averaging Fixed Account Option. We will credit interest

                               21     PROSPECTUS
to Purchase Payments allocated to this option for up to one year at the current rate that we declare when you make the allocation. The effective annual rate will never be less than 3%. You may not transfer funds to this option from the Sub-Accounts or the Guaranteed Maturity Fixed Account Option. We will follow your instructions in transferring amounts from this option to the Sub- Accounts or the Guaranteed Maturity Fixed Account Option on a monthly basis only, as described in "Automatic Dollar Cost Averaging Program" on page 14 of this prospectus.

ANNUITY BENEFITS
Annuity Date. You may select the Annuity Date, which is the date on which annuity payments are to begin, in your application. The Annuity Date must always be the business day on or immediately following the tenth day of a calendar month.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is on or immediately following the later of the 10th Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

..   the year of your separation from service; or

..   April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If your Contract was purchased by a Qualified Plan, we may require you to annuitize by the date required by the Tax Code.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.

Annuity Options. You may elect an Annuity Option at any time before the Annuity Date. As part of your election, you may choose the length of the applicable guaranteed payment period within the limits available for your chosen Option. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default Option. The default Options are:

..   Option A with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

..   Option B with 10 years (120 months) guaranteed, if you have designated joint Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least thirty days before the Annuity Date.

Three Annuity Options are generally available under the Contract. Each is available in the form of:

..   a Fixed Annuity;

..   a Variable Annuity; or

..   a combination of both Fixed and Variable Annuity.

The three Annuity Options are:

Option A: Life Income With Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

Option B: Joint and Survivor Life Income With Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.


Option C: Payments For A Specified Period Certain Of 5 Years To 30 Years. We make periodic payments for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option, and request Variable Annuity payments, you may at any time before the period expires request a lump sum payment. If you elected Variable Annuity payments, the lump sum payment will depend on:


..   the investment results of the Sub-Accounts you have selected,

..   the Contract Value at the time you elected annuitization, and

..   the length of the remaining period for which the payee would be entitled to payments.

No lump sum payment is available if you request Fixed Annuity payments. If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

If you choose Income Plan A or B, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint

                               22     PROSPECTUS

Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described on page 30 below, however, we will subtract any applicable Withdrawal Charge and increase or decrease your surrender proceeds by any applicable Market Value Adjustment.

Other Options. We may have other Annuity Options available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 401, 403(b), 408 or 408A of the Tax Code, we will only make payments to you and/or your spouse.

Annuity Payments: General. On the Annuity Date, we will apply the Annuitized Value of your Contract to the Annuity Option you have chosen. Your annuity payments may consist of Variable Annuity payments or Fixed Annuity payments or a combination of the two. We will determine the amount of your annuity payments as described in "Variable Annuity Payments" and "Fixed Annuity Payments" beginning on page 24.

You must notify us in writing at least 30 days before the Annuity Date how you wish to allocate your Annuitized Value between Variable Annuity and Fixed Annuity payments. You must apply at least the Contract Value in the Fixed Account on the Annuity Date to Fixed Annuity payments. If you wish to apply any portion of your Fixed Account balance to your Variable Annuity payments, you should plan ahead and transfer that amount to the Sub- Accounts prior to the Annuity Date. If you do not tell us how to allocate your Contract Value among Fixed and Variable Annuity payments, we will apply your Contract Value in the Separate Account to Variable Annuity payments and your Contract Value in the Fixed Account to Fixed Annuity payments.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear.

You may not withdraw Contract Value during the Annuity Period, if we are making payments to you under any Annuity Option, such as Option A or B above, involving payment to the payee for life or any combination of payments for life and minimum guarantee period for a predetermined number of years.

Variable Annuity Payments. One basic objective of the Contract is to provide Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity Payments will depend upon the investment results of the Sub-Accounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Annuity payments. The Variable Annuity payments may be more or less than your total Purchase Payments because (a) Variable Annuity payments vary with the investment results of the underlying Portfolios; and (b) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Annuity payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Annuity payments will be greater than Variable Annuity payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Sub-Accounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3 1/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Annuity payments will decrease. The dollar amount of the Variable Annuity payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Annuity payments will increase if the net investment return exceeds the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine Variable Annuity Payments.

                               23     PROSPECTUS

Fixed Annuity Payments. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected.

As a general rule, subsequent Fixed Annuity payments will be equal in amount to the initial payment. However, as described in "Transfers During the Annuity Period" below, after the Annuity Date, you will have a limited ability to increase the amount of your Fixed Annuity payments by making transfers from the Sub-Accounts.

We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit any applicable interest at a rate at least as high as state law requires.

Transfers During The Annuity Period. During the Annuity Period, you will have a limited ability to make transfers among the Sub-Accounts so as to change the relative weighting of the Sub-Accounts on which your Variable Annuity payments will be based. In addition, you will have a limited ability to make transfers from the Sub-Accounts to increase the proportion of your annuity payments consisting of Fixed Annuity payments. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

You may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub-Accounts or make transfers from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers must be at least six months apart.

Death Benefit During Annuity Period. If any Contract Owner dies after the Annuity Date, the successor Contract Owner will receive any guaranteed annuity payments scheduled to continue. If the successor Owner dies before all of the guaranteed payments have been made, we will continue the guaranteed payments to the Beneficiary(ies). After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we will make any remaining guaranteed payments to the Beneficiary. The amount and number of these guaranteed payments will depend on the Annuity Option in effect at the time of the Annuitant's death. After the Annuitant's death, any remaining guaranteed payments will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Certain Employee Benefit Plans. The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

OTHER CONTRACT BENEFITS
Death Benefit: General.  We will pay a distribution on death, if:

1) the Contract is in force;

2) annuity payments have not begun; and

3) either:

   (a) any Owner dies; or

   (b) any Annuitant dies and the Owner is a non-living person.

Due Proof of Death. A complete request for settlement of the Death Proceeds must be submitted before the Annuity Date. Where there are multiple Beneficiaries, we will value the Death Benefit at the time the first Beneficiary submits a complete request for settlement of the Death Proceeds. A complete request must include "Due Proof of Death". We will accept the following documentation as Due Proof of Death:

..   a certified original copy of the Death Certificate;

..   a certified copy of a court decree as to the finding of death; or

..   a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.

Death Proceeds. If we receive a complete request for settlement of the Death Proceeds within 180 days of the date of your death, the Death Proceeds are equal to the Death Benefit described below. Otherwise, the Death Proceeds are equal to the greater of the Contract Value or the Surrender Value. We reserve the right to waive or extend, on a nondiscriminatory basis, the 180-day period in which the Death Proceeds will equal the Death Benefit as described below. This right applies only to the amount payable as Death Proceeds and in no way restricts when the claim may be filed.

Death Benefit Amount. The standard Death Benefit under the Contract is the greatest of the following:

1) the total Purchase Payments, less a withdrawal adjustment for any prior partial withdrawals;

2) the Contract Value on the date as of which we calculate the Death Benefit.

3) the Surrender Value;

4) the Contract Value on the seventh Contract Anniversary and each subsequent Contract

                               24     PROSPECTUS

   Anniversary evenly divisible by seven, increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment for any partial withdrawals since that anniversary.

The withdrawal adjustment for the Death Benefit will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the value of the applicable Death Benefit immediately before the withdrawal.

As described on page 27, you may add optional riders that in some circumstances may increase the Death Benefit under your contract.

Death Benefit Payments

1. If your spouse is the sole beneficiary:

   (a) Your spouse may elect to receive the Death Proceeds in a lump sum; or

   (b) Your spouse may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of your spouse; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

   (iii) over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

   (b) If your spouse chooses to continue the Contract, or does not elect one of these options, then the Contract will continue in the Accumulation Period as if the death had not occurred. If the Contract is continued in the Accumulation Period, the following conditions apply.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the Death Proceeds, except that any portion of this excess attributable to the fixed account options will be allocated to the Money Market Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as the free transfer allowed each calendar month and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge or Market Value Adjustment.

Prior to the Annuity Date, the death benefit of the continued Contract will be as defined in the Death Benefit provision.

Only one spousal continuation is allowed under this Contract.

If there is no Annuitant at that time, the new Annuitant will be the surviving spouse.

2. If the Beneficiary is not your spouse but is a living person:

   (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

   (b) The Beneficiary may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of the Beneficiary; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary; or

   (iii) over the life of the Beneficiary with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary.

   (c) If the Beneficiary does not elect one of the options above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account and the Contract Value will be adjusted accordingly. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 13 and Transfer Fees on page 32 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the Contract under this election.

                               25     PROSPECTUS

Withdrawal Charges will be waived for any withdrawals made during this 5-year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If the Beneficiary dies before the complete liquidation of the Contract Value, then the Beneficiary's named Beneficiary(ies) will receive the greater of the Surrender Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

3. If the Beneficiary is a corporation or other type of non-living person:

   (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

   (b) If the Beneficiary does not elect to receive the option above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 13 and Transfer Fees on page 32 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any Beneficiary is a non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Under any of these options, all contract rights, subject to any restrictions previously placed upon the Beneficiary, are available to the Beneficiary from the date of your death to the date on which the Death Proceeds are paid.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

We offer different optional riders under this Contract. If you elect an optional rider, we will charge you a higher mortality and expense charge. We may discontinue offering one or more Riders at any time. The benefits under the Riders are described below. The benefits in the riders discussed below may not be available in all states. For example, the Enhanced Death Benefit, Enhanced Income Benefit and all versions of the Enhanced Death and Income Benefit riders issued in Washington state do not contain the Enhanced Death Benefit B or Enhanced Income Benefit B provisions that are described below. Further they may be offered in certain states as a benefit of the base contract rather than as a separate rider. In those states, the expense charge will remain the same for the benefit.

Enhanced Death Benefit Rider: When you purchase your Contract, you may select the Enhanced Death Benefit Rider. This Rider is available if the oldest Owner or Annuitant is age 80 or less at issue. If you are not an individual, the Enhanced Death Benefit applies only to the Annuitant's death. As described below, we will charge a higher mortality and expense risk charge if you select this Rider. If you select this Rider, the Death Benefit will be the greater of the value provided in your Contract or the Enhanced Death Benefit. The Enhanced Death Benefit will be the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B, defined below.

Enhanced Income Benefit Rider: When you purchase your Contract you may select the Enhanced Income Benefit Rider if available in your state. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. If you select this Rider, you may be able to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Income Benefit A or Enhanced Income Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

   (a) on or after the tenth Contract Anniversary;

   (b) before the Annuitant's age 90; and

   (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the Contract for either a single life with a period certain, or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

   (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

The Enhanced Income Benefit under this Rider only applies to the determination of income payments under the income options described above. It is not a guarantee of Contract Value or performance. The benefit does not enhance the amounts paid in partial withdrawals,

                               26     PROSPECTUS
surrenders or death benefits. In addition, under some circumstances, you will receive higher initial income payments by applying your Contract Annuitized Value to one of the standard Annuity Options instead of utilizing this optional benefit. If you surrender your Contract, you will not receive any benefit under this Rider.

Enhanced Income Benefit A. At issue, the Enhanced Income Benefit A is equal to the initial purchase payment. After issue, Enhanced Income Benefit A is recalculated as follows:

..   When you make a Purchase Payment, we will increase the Enhanced Income
    Benefit A by the amount of your Purchase Payment;

..   When you make a withdrawal, we will decrease Enhanced Income Benefit A by a withdrawal adjustment as defined below;

..   On each Contract Anniversary, the Enhanced Income Benefit A is equal to the greater of the Contract Value or the most recently calculated Enhanced Income Benefit A.

If you do not make any additional Purchase Payments or withdrawals, the Enhanced Income Benefit A will be the greatest of all Contract Anniversary Contract Values prior to the date we calculate the Enhanced Income Benefit.

We will continuously adjust Enhanced Income Benefit A; as described above, until the oldest Contract Owner's 85th birthday, or if the Contract Owner is not a living individual, the oldest Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Income Benefit A only for Purchase Payments and withdrawals.

Enhanced Income Benefit B. Enhanced Income Benefit B is equal to your total Purchase Payments reduced by any withdrawal adjustments, accumulated daily at an effective annual interest rate of 5% per year, until the earlier of:

   (a) the date we determine the income benefit;

   (b) the first day of the month following the oldest Contract Owner's 85th birthday, or the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where,

   (a) is the withdrawal amount;

   (b) is the Contract Value immediately prior to the withdrawal;

   (c) is the most recently calculated Enhanced Income Benefit A or B, as applicable.

Enhanced Death and Income Benefit Rider II:   When you purchase your Contract
and if available in your state, you may select the Enhanced Death and Income Benefit Rider II. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

   (a) on or after the tenth Contract Anniversary;

   (b) before the Annuitant's age 90; and

   (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the contract for either a single life with a period certain, or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

   (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

Enhanced Death and Income Benefit Rider. This Rider was previously available if the oldest Owner or Annuitant is age 75 or less at issue. This rider is no longer available. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the value of the Enhanced Death Benefit on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is on or after the tenth Contract Anniversary, but before the Annuitant's age
90. On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for payments guaranteed for either a single life with a period certain or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

                               27     PROSPECTUS

   (b) at least 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

Enhanced Death Benefit A. At issue, Enhanced Death Benefit A is equal to the initial Purchase Payment. After issue, Enhanced Death Benefit A is adjusted whenever you pay a Purchase Payment or make a withdrawal and on each Contract Anniversary as follows:

..   When you pay a Purchase Payment, we will increase Enhanced Death Benefit A by the amount of the Purchase Payment;

..   When you make a withdrawal, we will decrease Enhanced Death Benefit A by a withdrawal adjustment, as described below; and

..   On each Contract Anniversary, we will set Enhanced Death Benefit A equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Enhanced Death Benefit A.

If you do not pay any additional purchase payments or make any withdrawals, Enhanced Death Benefit A will equal the greatest of the Contract Value on the Issue Date and all Contract Anniversaries prior to the date we calculate any death benefit.

We will continuously adjust Enhanced Death Benefit A as described above until the oldest Contract Owner's 85th birthday or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Death Benefit A only for Purchase Payments and withdrawals.

Enhanced Death Benefit B. Enhanced Death Benefit B is equal to your total Purchase Payments, reduced by any withdrawal adjustments, accumulated daily at an effective annual rate of 5% per year, until the earlier of:

   (a) the date we determine the death benefit,

   (b) the first day of the month following the oldest Contract Owner's 85th birthday; or

   (c) the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

Thereafter, we will only adjust Enhanced Death Benefit B to reflect additional Purchase Payments and withdrawals. Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any nonforfeiture laws that govern the Contract.

The withdrawal adjustment for both Enhanced Death Benefit A and Enhanced Death Benefit B will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the most recently calculated Enhanced Benefit A or B, as appropriate.

Beneficiary. You name the Beneficiary. You may name a Beneficiary in the application. You may also name one or more contingent Beneficiaries who are entitled to receive benefits under the contract if all primary Beneficiaries are deceased at the time a Contract Owner, or Annuitant if the Contract Owner is not a living person, dies. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we accept them, effective as of the date you signed the form. Until we accept your change instructions, we are entitled to rely on your most recent instructions in our files. We are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary prior to accepting a change. Accordingly, if you wish to change your beneficiary, you should deliver your instructions to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

..   your spouse if he or she is still alive; or, if he or she is no longer alive,

..   your surviving children equally; or if you have no surviving children,

..   your estate.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Contract Owner or Annuitant, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original shares of the remaining beneficiaries.

If more than one Beneficiary shares in the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share. Each Beneficiary will exercise all rights related to his or her share, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all beneficiaries will be considered to be non- living persons.

You may specify that the Death Benefit be paid under a specific income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary

                               28     PROSPECTUS
may not change to a different Income Plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the changes.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

Contract Loans For 403(b) Contracts. Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code. Loans are not available under Non-Qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA plans is more than the lesser of (a) or (b) where:

   (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

   (b) equals the greater of $10,000 or half of the Surrender Value.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Annuity Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Tax Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Sub-Account. If your loan amount is greater than your Contract Value in the Sub-Accounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Option.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Sub-Accounts or the Fixed Account. We may, however, apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Sub-Accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

1) the Death Proceeds;

2) surrender proceeds;

3) the amount available for partial withdrawal;

4) the amount applied on the Annuity Date to provide annuity payments; and

5) the amount applied on the Annuity Date to provide annuity payments under the Enhanced Income Benefit Rider, Enhanced Death and Income Benefit Rider, or the Enhanced Death and Income Benefit Rider II.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Sub-Account(s) in the proportion that you have selected for Purchase Payments. Allocations of loan payments are not permitted to the Fixed Accounts (Guaranteed Maturity Fixed Account and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the Fidelity Money Market Sub-Account.

                               29     PROSPECTUS

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. We will capitalize interest on a loan in default.

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

Withdrawals (Redemptions). Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. We may impose a Withdrawal Charge, which would reduce the amount paid to you upon redemption. The Withdrawal Charges are described on page 32. Withdrawals from the Fixed Account may be increased or decreased by a Market Value Adjustment, as described in "Market Value Adjustment" on page 21.

In general, you must withdraw at least $50 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Sub-Account. If your request for a partial withdrawal would reduce the Contract Value to less than $500, we may treat it as a request for a withdrawal of your entire Contract Value, as described in "Minimum Contract Value" on page 31. Your Contract will terminate if you withdraw all of your Contract Value

Withdrawals taken prior to annuitization are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distribution of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 39.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus.

For partial withdrawals, you may allocate the amount among the Sub-Accounts and the Fixed Accounts. If we do not receive allocation instructions from you, we usually will allocate the partial withdrawal proportionately among the Sub-Accounts and the Guaranteed Maturity Fixed Account Options based upon the balance of the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, with any remainder being distributed from the Dollar Cost Averaging Fixed Account Option. You may not make a partial withdrawal from the Fixed Account in an amount greater than the total amount of the partial withdrawal multiplied by the ratio of the value of the Fixed Account to the Contract Value immediately before the partial withdrawal.

If you request a total withdrawal, you must send us your Contract. The
Surrender Value will equal the Contract Value minus any applicable Withdrawal Charge and adjusted by any applicable Market Value Adjustment. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract as described on page 32. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

3) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax
Code) only in the following circumstances:

1) when you attain age 59 1/2;

2) when you terminate your employment with the plan sponsor;

3) upon your death;

4) upon your disability as defined in Section 72(m)(7) of the Tax Code;

5) or in the case of hardship.

                               30     PROSPECTUS

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

1) salary reduction contributions made after December 31, 1988;

2) income attributable to such contributions; and

3) income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain
Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.

Systematic Withdrawal Program. If your Contract is a non-Qualified Contract or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. Systematic withdrawals will be deducted from your Sub- Account and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account, on a pro rata basis.

Depending on fluctuations in the net asset value of the Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

ERISA Plans. A married participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an adviser.

Minimum Contract Value. If as a result of withdrawals your Contract Value would be less than $500 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $500 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.

CONTRACT CHARGES
We assess charges under the Contract in three ways:

1) as deductions from Contract Value for contract maintenance charges and, if applicable, for premium taxes;

2) as charges against the assets of the Separate Account for administrative expenses and for the assumption of mortality and expense risks; and

3) as Withdrawal Charges (contingent deferred sales charges) subtracted from withdrawal and surrender payments.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee Tables on pages 5, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.

Mortality and Expense Risk Charge. We deduct a mortality and expense risk charge from each Sub-Account during each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.15% of the average net asset value of each Sub-Account. The mortality risks arise from our contractual obligations:

1) to make annuity payments after the Annuity Date for the life of the Annuitant(s);

2) to waive the Withdrawal Charge upon your death; and

3) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found beginning on page 24.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the contract maintenance charge and the administrative expense charge. We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Period and the Annuity Period.

If you select the Enhanced Death Benefit Rider, your mortality and expense risk charge will be 1.35% of average net asset value of each Sub-Account. If you select the Enhanced Income Rider, your mortality and expense risk charge will be 1.50% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider, your mortality and expense risk charge will be 1.55% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider II, your mortality and expense

                               31     PROSPECTUS
risk charge will be 1.70% of average daily net asset value of each Sub-Account. We charge a higher mortality and expense risk charge for the Riders to compensate us for the additional risk that we accept by providing the Riders. We will calculate a separate Accumulation Unit Value for the base Contract, and for Contracts with each type of Rider, in order to reflect the difference in the mortality and expense risk charges.

Administrative Charges.

Contract Maintenance Charge. We charge an annual contract maintenance charge of $35 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract.

Before the Annuity Date, we assess the contract maintenance charge on each Contract Anniversary. To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Sub-Accounts to which you have allocated your Contract Value, and redeem Accumulation Units accordingly. We will waive this charge if you pay more than $50,000 in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account. If you surrender your Contract, we will deduct the full $35 charge as of the date of surrender, unless your Contract qualifies for a waiver.

After the Annuity Date and if allowed in your state, we will subtract this charge in equal parts from each of your annuity payments. We will waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all of your annuity payments are Fixed Annuity payments.

Administrative Expense Charge. We deduct an administrative expense charge from each Sub-Account during each Valuation Period. This charge is equal, on an annual basis, to 0.10% of the average net asset value of the Sub-Accounts. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The administrative expense charge is assessed during both the Accumulation Period and the Annuity Period.

Transfer Fee. We currently are waiving the transfer fee. The Contract, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Portfolio Rebalancing program.

The transfer fee will be deducted from Contract Value that remains in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

Sales Charges.

Withdrawal Charge. We may charge a Withdrawal Charge, which is a contingent deferred sales charge, upon certain withdrawals.

As a general rule, the Withdrawal Charge equals a percentage of Purchase Payments withdrawn that are: (a) less than seven years old; and (b) not eligible for a free withdrawal. The applicable percentage depends on how many years ago you made the Purchase Payment being withdrawn, as shown in this chart:

                                        WITHDRAWAL CHARGE
                      CONTRIBUTION YEAR    PERCENTAGE
                      First and Second          7%
                      Third and Fourth          6%
                           Fifth                5%
                           Sixth                4%
                          Seventh               3%
                      Eighth and later          0%

When we calculate the Withdrawal Charge, we do not take any applicable Market Value Adjustment into consideration. Beginning on January 1, 2004, if you make a withdrawal before the Annuity Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

We subtract the Withdrawal Charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the Withdrawal Charge, the Contract Value is deemed to be withdrawn in the following order:

First. Earnings - the current Contract Value minus all Purchase Payments that have not previously been withdrawn;

Second. "Old Purchase Payments" - Purchase Payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

Third. Any additional amounts available as a "Free Withdrawal," as described on page 33;

Fourth. "New Purchase Payments" - Purchase Payments received by us less than seven years before the date of withdrawal. These Payments are deemed to be withdrawn on a first-in, first-out basis.

No Withdrawal Charge is applied in the following situations:

..   on annuitization;

..   the payment of a Death Benefit;

..   a free withdrawal amount, as described on page 33;


..   certain withdrawals for Contracts issued under 403(b) plans or 401 plan under our prototype as described on page 41;


                               32     PROSPECTUS

..   withdrawals taken to satisfy IRS minimum distribution rules;

..   withdrawals that qualify for one of the waiver benefits described on pages
    33-34; and

..   withdrawal under Contracts issued to employees of Lincoln Benefit Life
    Company or its affiliates, Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if those individuals reside in the State of Nebraska.

We will never waive or eliminate a Withdrawal Charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

We may waive withdrawal charges if this Contract is surrendered, and the entire proceeds of the surrender are directly used to purchase a new Contract also issued by us or any affiliated company. Such waivers will be granted on a non-discriminatory basis.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The amount of your withdrawal may be affected by a Market Value Adjustment. Additional restrictions may apply to Contracts held in Qualified Plans. We outline the tax requirements applicable to withdrawals on page 35. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Free Withdrawal. Withdrawals of the following amounts are never subject to the Withdrawal Charge:

.. In any Contract Year, the greater of: (a) earnings that have not previously been withdrawn; or (b) 15 percent of New Purchase Payments; and

..  Any Old Purchase Payments that have not been previously withdrawn.

However, even if you do not owe a Withdrawal Charge on a particular withdrawal, you may still owe taxes or penalty taxes, or be subject to a market Value Adjustment. The tax treatment of withdrawals is summarized on page 35.

Waiver Benefits

General. If approved in your state, we will offer the three waiver benefits described below. In general, if you qualify for one of these benefits, we will permit you to make one or more partial or full withdrawals without paying any otherwise applicable Withdrawal Charge or Market Value Adjustment. While we have summarized those benefits here, you should consult your Contract for the precise terms of the waiver benefits.

Some Qualified Plans may not permit you to utilize these benefits. Also, even if you do not need to pay our Withdrawal Charge because of these benefits, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

Confinement Waiver Benefit. Under this benefit, we will waive the Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if the following conditions are satisfied:

1) Any Contract Owner or the Annuitant, if the Contract is owned by a company or other legal entity, is confined to a long term care facility or a hospital for at least 90 consecutive days. The Owner or Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2) You request the withdrawal no later than 90 days following the end of the Owner or Annuitant's stay at the long term care facility or hospital. You must provide written proof of the stay with your withdrawal request; and

3) A physician must have prescribed the stay and the stay must be medically necessary.

You may not claim this benefit if the physician prescribing the Owner or Annuitant's stay in a long term care facility is the Owner or Annuitant or a member of the Owner or Annuitant's immediate family.

Terminal Illness Waiver Benefit. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if, at least 30 days after the Issue Date, you, or the Annuitant if the Owner is not a living person, are diagnosed with a terminal illness. We may require confirmation of the diagnosis as provided in the Contract.

Unemployment Waiver Benefit. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on one partial or full withdrawal from your Contract, if you meet the following requirements:

1) you become unemployed at least 1 year after the Issue Date;

2) you receive unemployment compensation for at least 30 consecutive days as a result of that unemployment; and

3) you claim this benefit within 180 days of your initial receipt of unemployment compensation.

You may exercise this benefit once before the Annuity Date.

                               33     PROSPECTUS

Waiver of Withdrawal Charge For Certain Qualified Plan Withdrawals. For Contracts issued under a Section 403(b) plan or a Section 401 plan under our prototype, we will waive the Withdrawal Charge when:

1) the Annuitant becomes disabled (as defined in Section 72(m)(7)) of the Tax Code;

2) the Annuitant reaches age 59 1/2 and at least 5 Contract Years have passed since the Contract was issued;

3) at least 15 Contract Years have passed since the Contract was issued.


Our prototype is a Section 401 Defined Contribution Qualified Retirement plan. This plan may be established as a Money Purchase plan, a Profit Sharing plan, or a paired plan (Money Purchase and Profit Sharing). For more information about our prototype plan, call us at 1-800- 457-7617.


Premium Taxes. We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that results from amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.

Deduction For Separate Account Income Taxes. We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Statement of Additional Information.

Other Expenses. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Contract value. For a summary of current estimates of those charges and expenses, see page 6. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We may receive compensation from the investment advisers or administrators or the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators.

                               34     PROSPECTUS

Taxes
--------------------------------------------------------------------------------

The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Separate Account, then Lincoln Benefit may impose a charge against the Separate Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Separate Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of

                               35     PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a

                               36     PROSPECTUS

  Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

Partial Exchanges. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

                               37     PROSPECTUS

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W- 8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non- resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

                               38     PROSPECTUS

Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

                               39     PROSPECTUS

Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non- resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non- resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Charitable IRA Distributions. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax- deferred basis into an Individual Retirement Annuity.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs).  Code Section 408 permits a custodian or trustee of an

                               40     PROSPECTUS

Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

                               41     PROSPECTUS

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non- governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

                               42     PROSPECTUS

Description of Lincoln Benefit Life Company and the Separate Account
--------------------------------------------------------------------------------

Lincoln Benefit Life Company

Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 S. 84th Street , Lincoln, NE 68506-4142. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life, and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

Separate Account. Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub- Accounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.


We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-457-7617. We have reproduced the Table of Contents of the Statement of Additional Information on page 46.


State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial

                               43     PROSPECTUS
condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Financial Statements. The financial statements of Lincoln Benefit and the financial statements of the Separate Account, which are comprised of the financial statements of the underlying Sub-Accounts, are set forth in the Statement of Additional Information.

ADMINISTRATION
We have primary responsibility for all administration of the Contracts and the Separate Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.


Our mailing address is P.O. Box 758561, Topeka, KS 66675-8561.


We provide the following administrative services, among others: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of unit values; maintenance of the Separate Account; and preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

DISTRIBUTION OF CONTRACTS
The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 6% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker- dealers who maintain certain sales volume levels.


ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.


Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

Lincoln Benefit and ALFS have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.

LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Separate Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.

LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Michael J. Velotta, Senior Vice President, General Counsel and Secretary of Lincoln Benefit.

ANNUAL REPORTS AND OTHER DOCUMENTS

Lincoln Benefit's annual report on Form 10-K for the year ended December 31, 2007, is incorporated herein by reference, which means that it is legally a part of this prospectus.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at

                               44     PROSPECTUS
the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001 . For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.


If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Lincoln Benefit Life Company, P.O. Box 758565, Topeka, KS 66675-8565 or 800-865-5237.


REGISTRATION STATEMENT
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, Lincoln Benefit, and the Contracts. The descriptions in this prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for the precise terms of those instruments. You may inspect and obtain copies of the registration statement as described on the cover page of this prospectus.

                               45     PROSPECTUS

Table of Contents of Statement of Additional Information

                                                                 Page
          -----------------------------------------------------------
          The Contract
          -----------------------------------------------------------
             Annuity Payments
          -----------------------------------------------------------
             Initial Monthly Annuity Payment
          -----------------------------------------------------------
             Subsequent Monthly Payments
          -----------------------------------------------------------
             Transfers After Annuity Date
          -----------------------------------------------------------
             Annuity Unit Value
          -----------------------------------------------------------
          Illustrative Example of Annuity Unit Value Calculation
          -----------------------------------------------------------
          Illustrative Example of Variable Annuity Payments
          -----------------------------------------------------------
          Experts
          -----------------------------------------------------------
          Financial Statements
          -----------------------------------------------------------

                               46     PROSPECTUS

APPENDIX A
--------------------------------------------------------------------------------


                         Accumulation Unit Values/(1)/
                                 Basic Policy

*The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock - Service Shares Sub-Accounts, LSA Balanced, Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account, PIMCO VIT Total Return - Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT OpCap Small Cap Sub-Account, Putnam VT International Growth and Income - Class IB Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Growth and Income, Class II Sub-Account which were first offered under the Contracts on May 1, 2002; the AIM V.I. Basic Value - Series I Sub-Account, Legg Mason Partners Variable Investors - Class I Sub-Account, UIF U.S. Mid Cap Value, Class I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity(SM) Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced - Class A Sub-Account which was first offered under the Contracts on April 29, 2005.

The names of the following Sub-Accounts changed since December 31, 2007. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:



         Sub-Account Name as of December 31, 2007
           (as appears in the following tables
               of Accumulation Unit Values)                           Sub-Account Name as of May 1, 2008
-------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio - Class O                   Alger American LargeCap Growth Portfolio - Class O
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O         Alger American Capital Appreciation Portfolio - Class O
-------------------------------------------------------------------------------------------------------------------
Alger American Small Cap Capitalization Portfolio - Class O Alger American Small Cap Growth Portfolio
-------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series - Initial Class                  MFS Growth Series - Initial Class
-------------------------------------------------------------------------------------------------------------------
STI Classic Large Cap Growth Stock Fund                     RidgeWorth Large Cap Growth Stock Fund
-------------------------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Fund                     RidgeWorth Large Cap Value Equity Fund
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares Janus Aspen Series International Growth Portfolio -
                                                            Service Shares
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II        Van Kampen LIT Mid Cap Growth Portfolio, Class II
-------------------------------------------------------------------------------------------------------------------


                               47     PROSPECTUS

                LBL CONSULTANT I VARIABLE ANNUITY - PROSPECTUS
                         ACCUMULATION UNIT VALUES (1)
                                 Basic Policy
                          Mortality & Expense = 1.15



                                                             For the Year Ending December 31
Sub-Accounts                                         1998     1999      2000       2001       2002
-----------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I
 Accumulation Unit Value Beginning                        -        -          -          -          -
 Accumulation Unit Value Ending                           -        -          -          -          -
 Number of Units Outstanding at End of Year               -        -          -          -          -
-----------------------------------------------------------------------------------------------------
Alger American Growth Portfolio - Class O
 Accumulation Unit Value Beginning                  $ 10.00 $  11.93 $    15.75 $    13.26 $    11.54
 Accumulation Unit Value Ending                     $ 11.93 $  15.75 $    13.26 $    11.54 $    7.640
 Number of Units Outstanding at End of Year          51,133  624,209  1,121,843    996,256    734,340
-----------------------------------------------------------------------------------------------------
Alger American Income & Growth Portfolio - Class O
 Accumulation Unit Value Beginning                  $ 10.00 $  11.50 $    16.17 $    15.77 $    13.34
 Accumulation Unit Value Ending                     $ 11.50 $  16.17 $    15.77 $    13.34 $    9.078
 Number of Units Outstanding at End of Year          24,310  402,339    853,586    888,850    781,602
-----------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
 Accumulation Unit Value Beginning                  $ 10.00 $  12.81 $    22.52 $    16.72 $    13.88
 Accumulation Unit Value Ending                     $ 12.81 $  22.52 $    16.72 $    13.88 $    9.061
 Number of Units Outstanding at End of Year          16,931  276,291    682,579    560,418    474,441
-----------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class O
 Accumulation Unit Value Beginning                  $ 10.00 $  11.60 $    15.10 $    16.28 $    15.03
 Accumulation Unit Value Ending                     $ 11.60 $  15.10 $    16.28 $    15.03 $   10.457
 Number of Units Outstanding at End of Year           1,813  133,411    613,187    515,103    410,450
-----------------------------------------------------------------------------------------------------
Alger American Small Capitalization - Class O
 Accumulation Unit Value Beginning                  $ 10.00 $  11.31 $    16.02 $    11.52 $     8.02
 Accumulation Unit Value Ending                     $ 11.31 $  16.02 $    11.52 $     8.02 $    5.842
 Number of Units Outstanding at End of Year           5,133   77,078    249,260    328,999    283,731
-----------------------------------------------------------------------------------------------------
DWS Balanced VIP - Class A
 Accumulation Unit Value Beginning                        -        -          -          -          -
 Accumulation Unit Value Ending                           -        -          -          -          -
 Number of Units Outstanding at End of Year               -        -          -          -          -
-----------------------------------------------------------------------------------------------------
DWS Bond VIP - Class A
 Accumulation Unit Value Beginning                  $ 10.00 $  10.19 $     9.97 $    10.88 $    11.36
 Accumulation Unit Value Ending                     $ 10.19 $   9.97 $    10.88 $    11.36 $   12.081
 Number of Units Outstanding at End of Year          24,670  123,093    155,500    507,663    558,679
-----------------------------------------------------------------------------------------------------
DWS Global Opportunities VIP - Class A
 Accumulation Unit Value Beginning                  $ 10.00 $  10.77 $    17.65 $    16.51 $    12.29
 Accumulation Unit Value Ending                     $ 10.77 $  17.65 $    16.51 $    12.29 $    9.724
 Number of Units Outstanding at End of Year           1,630   43,091    114,023    103,294    130,916
-----------------------------------------------------------------------------------------------------
DWS Growth & Income VIP - Class A
 Accumulation Unit Value Beginning                  $ 10.00 $  10.52 $    11.02 $    10.66 $     9.34
 Accumulation Unit Value Ending                     $ 10.52 $  11.02 $    10.66 $     9.34 $    7.087
 Number of Units Outstanding at End of Year           8,690  138,946    192,522    218,214    201,541
-----------------------------------------------------------------------------------------------------
DWS International VIP - Class A
 Accumulation Unit Value Beginning                  $ 10.00 $  10.38 $    15.84 $    12.25 $     8.36
 Accumulation Unit Value Ending                     $ 10.38 $  15.84 $    12.25 $     8.36 $    6.743
 Number of Units Outstanding at End of Year             181   56,287    113,301    100,581    105,081
-----------------------------------------------------------------------------------------------------
Federated Capital Income Fund II
 Accumulation Unit Value Beginning                  $ 10.00 $  11.13 $    11.18 $    10.06 $     8.57
 Accumulation Unit Value Ending                     $ 11.13 $  11.18 $    10.06 $     8.57 $    8.959
 Number of Units Outstanding at End of Year          35,130  198,037    401,376    420,723    460,608
-----------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
 Accumulation Unit Value Beginning                  $ 10.00 $  10.27 $    10.08 $    11.05 $    11.67
 Accumulation Unit Value Ending                     $ 10.27 $  10.08 $    11.05 $    11.67 $   12.572
 Number of Units Outstanding at End of Year          36,743  175,793    406,015  1,994,814  2,695,911
-----------------------------------------------------------------------------------------------------


                               48     PROSPECTUS

                                                                               For the Year Ending December 31
Sub-Accounts                                                          1998      1999       2000       2001       2002
------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
 Accumulation Unit Value Beginning                                   $ 10.00 $     9.85 $     9.95 $     8.94 $     8.95
 Accumulation Unit Value Ending                                      $  9.85 $     9.95 $     8.94 $     8.95 $    6.435
 Number of Units Outstanding at End of Year                           47,674    196,572    340,164    785,823    296,496
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $ 10.00 $    10.80 $    11.85 $    11.25 $    10.65
 Accumulation Unit Value Ending                                      $ 10.80 $    11.85 $    11.25 $    10.65 $    9.601
 Number of Units Outstanding at End of Year                           12,172    154,441    278,326    334,328    371,447
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $ 10.00 $    11.46 $    14.06 $    12.97 $    11.24
 Accumulation Unit Value Ending                                      $ 11.46 $    14.06 $    12.97 $    11.24 $   10.060
 Number of Units Outstanding at End of Year                           28,065    548,967  1,001,494  1,006,844  1,084,534
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $ 10.00 $    10.83 $    11.37 $    12.18 $    11.43
 Accumulation Unit Value Ending                                      $ 10.83 $    11.37 $    12.18 $    11.43 $    9.375
 Number of Units Outstanding at End of Year                           39,303    616,769  1,208,699  1,289,762  1,218,166
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $ 10.00 $    11.62 $    15.78 $    13.87 $    11.28
 Accumulation Unit Value Ending                                      $ 11.62 $    15.78 $    13.87 $    11.28 $    7.786
 Number of Units Outstanding at End of Year                           13,317    541,326  1,300,830  1,366,004  1,121,334
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $ 10.00 $    11.36 $    13.52 $    12.11 $    10.51
 Accumulation Unit Value Ending                                      $ 11.36 $    13.52 $    12.11 $    10.51 $    8.073
 Number of Units Outstanding at End of Year                           67,638    983,492  1,795,382  2,032,615  1,782,207
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $ 10.00 $    10.15 $    10.54 $    11.07 $    11.39
 Accumulation Unit Value Ending                                      $ 10.15 $    10.54 $    11.07 $    11.39 $   11.436
 Number of Units Outstanding at End of Year                           69,742  1,451,852  2,194,471  2,969,960  3,542,199
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $ 10.00 $    10.50 $    14.79 $    11.81 $     9.20
 Accumulation Unit Value Ending                                      $ 10.50 $    14.79 $    11.81 $     9.20 $    7.240
 Number of Units Outstanding at End of Year                           77,591     26,260    132,253    137,725    200,173
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $ 10.00 $    11.69 $    14.63 $    14.12 $    13.29
 Accumulation Unit Value Ending                                      $ 11.69 $    14.63 $    14.12 $    13.29 $    7.762
 Number of Units Outstanding at End of Year                           39,593    722,058  1,595,397  1,044,409     94,361
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $ 10.00 $    10.25 $    10.29 $    10.80 $    11.49
 Accumulation Unit Value Ending                                      $ 10.25 $    10.29 $    10.80 $    11.49 $   12.280
 Number of Units Outstanding at End of Year                           52,969    197,019    218,753    418,584  1,721,351
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
 Accumulation Unit Value Beginning                                         -          -          -          - $    10.00
 Accumulation Unit Value Ending                                            -          -          -          - $    7.675
 Number of Units Outstanding at End of Year                                -          -          -          -  1,378,111
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $ 10.00 $    11.86 $    16.86 $    14.23 $    10.57
 Accumulation Unit Value Ending                                      $ 11.86 $    16.86 $    14.23 $    10.57 $   12.531
 Number of Units Outstanding at End of Year                           35,519    927,469  1,955,539  1,856,493    623,206
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $ 10.00 $    12.27 $    27.32 $    18.39 $    11.00
 Accumulation Unit Value Ending                                      $ 12.27 $    27.32 $    18.39 $    11.00 $    7.827
 Number of Units Outstanding at End of Year                            4,895    440,699  1,027,581    926,849    694,192
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $ 10.00 $    10.68 $    17.35 $    14.45 $    11.07
 Accumulation Unit Value Ending                                      $ 10.68 $    17.35 $    14.45 $    11.07 $    8.143
 Number of Units Outstanding at End of Year                           64,108    931,544  2,485,879  2,316,369  1,719,720
------------------------------------------------------------------------------------------------------------------------


                               49     PROSPECTUS

                                                                             For the Year Ending December 31
Sub-Accounts                                                            1998     1999     2000     2001     2002
------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio - Class I
 Accumulation Unit Value Beginning                                           -        -        -        -        -
 Accumulation Unit Value Ending                                              -        -        -        -        -
 Number of Units Outstanding at End of Year                                  -        -        -        -        -
------------------------------------------------------------------------------------------------------------------
LSA Balanced
 Accumulation Unit Value Beginning                                           -        -        -        - $  10.00
 Accumulation Unit Value Ending                                              -        -        -        - $  8.678
 Number of Units Outstanding at End of Year                                  -        -        -        -    2,230
------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series - Initial Class
 Accumulation Unit Value Beginning                                     $ 10.00 $  11.75 $  20.50 $  16.28 $  10.69
 Accumulation Unit Value Ending                                        $ 11.75 $  20.50 $  16.28 $  10.69 $  6.994
 Number of Units Outstanding at End of Year                              5,861  114,684  274,444  331,023  247,624
------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Initial Class
 Accumulation Unit Value Beginning                                     $ 10.00 $  11.20 $  11.80 $  11.63 $   9.66
 Accumulation Unit Value Ending                                        $ 11.20 $  11.80 $  11.63 $   9.66 $  7.536
 Number of Units Outstanding at End of Year                             10,591  133,121  217,691  295,343  269,101
------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Initial Class
 Accumulation Unit Value Beginning                                     $ 10.00 $  11.35 $  19.44 $  18.82 $  17.65
 Accumulation Unit Value Ending                                        $ 11.35 $  19.44 $  18.82 $  17.65 $ 11.918
 Number of Units Outstanding at End of Year                                842   55,274  219,172  188,675  183,131
------------------------------------------------------------------------------------------------------------------
MFS Research Series - Initial Class
 Accumulation Unit Value Beginning                                     $ 10.00 $  11.08 $  13.57 $  12.75 $   9.92
 Accumulation Unit Value Ending                                        $ 11.08 $  13.57 $  12.75 $   9.92 $  7.389
 Number of Units Outstanding at End of Year                              8,940   75,847  240,203  207,793  186,178
------------------------------------------------------------------------------------------------------------------
MFS Total Return Series - Initial Class
 Accumulation Unit Value Beginning                                     $ 10.00 $  10.61 $  10.80 $  12.38 $  12.25
 Accumulation Unit Value Ending                                        $ 10.61 $  10.80 $  12.38 $  12.25 $ 11.473
 Number of Units Outstanding at End of Year                             11,410  118,240  207,489  436,363  642,776
------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value Beginning                                           -                 -        - $  10.00
 Accumulation Unit Value Ending                                              -        -        -        - $  7.847
 Number of Units Outstanding at End of Year                                  -        -        -        -   97,205
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
Shares
 Accumulation Unit Value Beginning                                           -        -        -        - $  10.00
 Accumulation Unit Value Ending                                              -        -        -        - $ 10.565
 Number of Units Outstanding at End of Year                                  -        -        -        -   75,670
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Shares
 Accumulation Unit Value Beginning                                           -        -        -        - $  10.00
 Accumulation Unit Value Ending                                              -        -        -        - $ 10.557
 Number of Units Outstanding at End of Year                                  -        -        -        -  539,429
------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
 Accumulation Unit Value Beginning                                           -        -        -        -        -
 Accumulation Unit Value Ending                                              -        -        -        -        -
 Number of Units Outstanding at End of Year                                  -        -        -        -        -
------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio
 Accumulation Unit Value Beginning                                           -        -        -        - $  10.00
 Accumulation Unit Value Ending                                              -        -        -        - $  7.200
 Number of Units Outstanding at End of Year                                  -        -        -        -   88,999
------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund - Class IB
 Accumulation Unit Value Beginning                                           -        -        -        - $  10.00
 Accumulation Unit Value Ending                                              -        -        -        - $  8.198
 Number of Units Outstanding at End of Year                                  -        -        -        -   38,105
------------------------------------------------------------------------------------------------------------------
STI Classic Large Cap Growth Stock Fund (2)
 Accumulation Unit Value Beginning                                           - $  10.00 $  10.08 $  10.26 $   9.59
 Accumulation Unit Value Ending                                              - $  10.08 $  10.26 $   9.59 $  7.397
 Number of Units Outstanding at End of Year                                  -   20,427   23,194   42,077   56,403
------------------------------------------------------------------------------------------------------------------


                               50     PROSPECTUS

                                                               For the Year Ending December 31
Sub-Accounts                                              1998     1999     2000     2001     2002
----------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Fund
 Accumulation Unit Value Beginning                             - $  10.00 $   8.64 $   9.42 $   9.20
 Accumulation Unit Value Ending                                - $   8.64 $   9.42 $   9.20 $  7.540
 Number of Units Outstanding at End of Year                    -    8,610   10,105  196,823  104,266
----------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - I
 Accumulation Unit Value Beginning                       $ 10.00 $  10.78 $  11.05 $  12.33 $  12.36
 Accumulation Unit Value Ending                          $ 10.78 $  11.05 $  12.33 $  12.36 $ 10.602
 Number of Units Outstanding at End of Year               14,739  128,022  261,772  581,145  608,043
----------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio - I
 Accumulation Unit Value Beginning                       $ 10.00 $  10.78 $  14.57 $  11.52 $   8.85
 Accumulation Unit Value Ending                          $ 10.78 $  14.57 $  11.52 $   8.85 $  7.137
 Number of Units Outstanding at End of Year                2,401   22,869   65,454   92,572   99,915
----------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio - I (3)
 Accumulation Unit Value Beginning                       $ 10.00 $  11.50 $  14.06 $  14.91 $  14.59
 Accumulation Unit Value Ending                          $ 11.50 $  14.06 $  14.91 $  14.59 $ 11.345
 Number of Units Outstanding at End of Year                7,608   85,857  344,756  368,137  436,260
----------------------------------------------------------------------------------------------------
T. Rowe Price New America Growth Portfolio - I
 Accumulation Unit Value Beginning                       $ 10.00 $  11.25 $  12.52 $  11.05 $   9.62
 Accumulation Unit Value Ending                          $ 11.25 $  12.52 $  11.05 $   9.62 $  6.813
 Number of Units Outstanding at End of Year                4,126   57,131  100,767  108,815  165,424
----------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value Beginning                             -        -        -        -        -
 Accumulation Unit Value Ending                                -        -        -        -        -
 Number of Units Outstanding at End of Year                    -        -        -        -        -
----------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
 Accumulation Unit Value Beginning                             -        -        -        - $  10.00
 Accumulation Unit Value Ending                                -        -        -        - $  8.163
 Number of Units Outstanding at End of Year                    -        -        -        -   36,430
----------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I (4)
 Accumulation Unit Value Beginning                             -        -        -        -        -
 Accumulation Unit Value Ending                                -        -        -        -        -
 Number of Units Outstanding at End of Year                    -        -        -        -        -
----------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery Fund
 Accumulation Unit Value Beginning                             -        -        -        -        -
 Accumulation Unit Value Ending                                -        -        -        -        -
 Number of Units Outstanding at End of Year                    -        -        -        -        -
----------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity Fund
 Accumulation Unit Value Beginning                             -        -        -        -        -
 Accumulation Unit Value Ending                                -        -        -        -        -
 Number of Units Outstanding at End of Year                    -        -        -        -        -
----------------------------------------------------------------------------------------------------


                               51     PROSPECTUS

                LBL CONSULTANT I VARIABLE ANNUITY - PROSPECTUS
                         ACCUMULATION UNIT VALUES (1)
                                 Basic Policy
                          Mortality & Expense = 1.15



                                                            For the Year Ending December 31
Sub-Accounts                                           2003       2004      2005     2006     2007
----------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I
 Accumulation Unit Value Beginning                           - $   10.000 $ 10.821 $ 11.301 $ 12.634
 Accumulation Unit Value Ending                              - $   10.821 $ 11.301 $ 12.634 $ 12.669
 Number of Units Outstanding at End of Year                  -    269,780  253,928  235,944  199,610
----------------------------------------------------------------------------------------------------
Alger American Growth Portfolio - Class O
 Accumulation Unit Value Beginning                  $    7.640 $   10.198 $ 10.625 $ 11.756 $ 12.208
 Accumulation Unit Value Ending                     $   10.198 $   10.625 $ 11.756 $ 12.208 $ 14.460
 Number of Units Outstanding at End of Year            807,544    719,914  607,853  452,187  340,976
----------------------------------------------------------------------------------------------------
Alger American Income & Growth Portfolio - Class O
 Accumulation Unit Value Beginning                  $    9.078 $   11.641 $ 12.398 $ 12.665 $ 13.673
 Accumulation Unit Value Ending                     $   11.641 $   12.398 $ 12.665 $ 13.673 $ 14.870
 Number of Units Outstanding at End of Year            775,012    686,795  553,769  412,877  289,123
----------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
 Accumulation Unit Value Beginning                  $    9.061 $   12.055 $ 12.881 $ 14.559 $ 17.148
 Accumulation Unit Value Ending                     $   12.055 $   12.881 $ 14.559 $ 17.148 $ 22.613
 Number of Units Outstanding at End of Year            518,914    454,884  380,525  318,953  307,354
----------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class O
 Accumulation Unit Value Beginning                  $   10.457 $   15.264 $ 17.040 $ 18.482 $ 20.104
 Accumulation Unit Value Ending                     $   15.264 $   17.040 $ 18.482 $ 20.104 $ 26.119
 Number of Units Outstanding at End of Year            559,837    571,188  583,687  495,198  395,122
----------------------------------------------------------------------------------------------------
Alger American Small Capitalization - Class O
 Accumulation Unit Value Beginning                  $    5.842 $    8.212 $  9.454 $ 10.913 $ 12.935
 Accumulation Unit Value Ending                     $    8.212 $    9.454 $ 10.913 $ 12.935 $ 14.976
 Number of Units Outstanding at End of Year            468,871    355,278  404,918  399,147  268,659
----------------------------------------------------------------------------------------------------
DWS Balanced VIP - Class A
 Accumulation Unit Value Beginning                           -          - $ 10.000 $ 10.602 $ 11.543
 Accumulation Unit Value Ending                              -          - $ 10.602 $ 11.543 $ 11.950
 Number of Units Outstanding at End of Year                  -          -  449,167  346,262  249,164
----------------------------------------------------------------------------------------------------
DWS Bond VIP - Class A
 Accumulation Unit Value Beginning                  $   12.081 $   12.535 $ 13.046 $ 13.219 $ 13.671
 Accumulation Unit Value Ending                     $   12.535 $   13.046 $ 13.219 $ 13.671 $ 14.064
 Number of Units Outstanding at End of Year            493,622    507,579  458,975  362,090  339,879
----------------------------------------------------------------------------------------------------
DWS Global Opportunities VIP - Class A
 Accumulation Unit Value Beginning                  $    9.724 $   14.317 $ 17.440 $ 20.357 $ 24.544
 Accumulation Unit Value Ending                     $   14.317 $   17.440 $ 20.357 $ 24.544 $ 26.499
 Number of Units Outstanding at End of Year            193,561    176,147  193,166  166,415  131,794
----------------------------------------------------------------------------------------------------
DWS Growth & Income VIP - Class A
 Accumulation Unit Value Beginning                  $    7.087 $    8.871 $  9.651 $ 10.109 $ 11.345
 Accumulation Unit Value Ending                     $    8.871 $    9.651 $ 10.109 $ 11.345 $ 11.355
 Number of Units Outstanding at End of Year            178,003    150,151  139,183  102,347   73,259
----------------------------------------------------------------------------------------------------
DWS International VIP - Class A
 Accumulation Unit Value Beginning                  $    6.743 $    8.507 $  9.790 $ 11.232 $ 13.967
 Accumulation Unit Value Ending                     $    8.507 $    9.790 $ 11.232 $ 13.967 $ 15.805
 Number of Units Outstanding at End of Year            114,835    121,969  127,476  127,598  113,896
----------------------------------------------------------------------------------------------------
Federated Capital Income Fund II
 Accumulation Unit Value Beginning                  $    8.959 $    7.668 $  8.325 $  8.738 $  9.980
 Accumulation Unit Value Ending                     $    7.668 $    8.325 $  8.738 $  9.980 $ 10.253
 Number of Units Outstanding at End of Year            309,555    297,389  271,194  220,546  154,739
----------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
 Accumulation Unit Value Beginning                  $   12.572 $   12.710 $ 13.005 $ 13.104 $ 13.478
 Accumulation Unit Value Ending                     $   12.710 $   13.005 $ 13.104 $ 13.478 $ 14.146
 Number of Units Outstanding at End of Year          1,589,894  1,136,236  879,855  722,780  603,659
----------------------------------------------------------------------------------------------------


                               52     PROSPECTUS

                                                                              For the Year Ending December 31
Sub-Accounts                                                          2003       2004       2005       2006       2007
-------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
 Accumulation Unit Value Beginning                                 $    6.435 $   10.814 $   11.797 $   11.960 $   13.088
 Accumulation Unit Value Ending                                    $   10.814 $   11.797 $   11.960 $   13.088 $   13.368
 Number of Units Outstanding at End of Year                           707,583    729,703    606,875    539,007    432,506
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Initial Class
 Accumulation Unit Value Beginning                                 $    9.601 $   11.186 $   11.652 $   11.973 $   12.690
 Accumulation Unit Value Ending                                    $   11.186 $   11.652 $   11.973 $   12.690 $   14.474
 Number of Units Outstanding at End of Year                           420,226    437,716    433,897    338,607    252,896
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Initial Class
 Accumulation Unit Value Beginning                                 $   10.060 $   12.763 $   14.555 $   16.809 $   18.546
 Accumulation Unit Value Ending                                    $   12.763 $   14.555 $   16.809 $   18.546 $   21.536
 Number of Units Outstanding at End of Year                         1,311,861  1,438,118  1,469,954  1,308,454  1,005,803
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Initial Class
 Accumulation Unit Value Beginning                                 $    9.375 $   12.067 $   13.291 $   13.896 $   16.496
 Accumulation Unit Value Ending                                    $   12.067 $   13.291 $   13.896 $   16.496 $   16.539
 Number of Units Outstanding at End of Year                         1,403,132  1,384,897  1,176,532    941,565    684,837
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial Class
 Accumulation Unit Value Beginning                                 $    7.786 $  10.2 15 $   10.429 $   10.897 $   11.500
 Accumulation Unit Value Ending                                    $   10.215 $   10.429 $   10.897 $   11.500 $   14.418
 Number of Units Outstanding at End of Year                         1,141,572  1,091,575    953,608    769,995    618,823
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Initial Class
 Accumulation Unit Value Beginning                                 $    8.073 $   10.237 $   11.183 $   11.578 $   13.233
 Accumulation Unit Value Ending                                    $   10.237 $   11.183 $   11.578 $   13.233 $   13.778
 Number of Units Outstanding at End of Year                         1,907,842  1,817,054  1,583,665  1,319,112  1,041,479
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Initial Class
 Accumulation Unit Value Beginning                                 $   11.436 $   11.406 $   11.401 $   11.601 $   12.017
 Accumulation Unit Value Ending                                    $   11.406 $   11.401 $   11.601 $   12.017 $   12.487
 Number of Units Outstanding at End of Year                         2,015,425  1,544,840  1,335,848  1,166,577  1,221,039
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Initial Class
 Accumulation Unit Value Beginning                                 $    7.240 $   10.251 $   11.504 $   13.526 $   15.773
 Accumulation Unit Value Ending                                    $   10.251 $   11.504 $   13.526 $   15.773 $   18.273
 Number of Units Outstanding at End of Year                           294,264    402,967    394,476    366,639    327,028
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                 $    7.762 $   13.832 $   14.825 $   15.805 $   17.282
 Accumulation Unit Value Ending                                    $   13.832 $   14.825 $   15.805 $   17.282 $   18.865
 Number of Units Outstanding at End of Year                         1,496,830  1,365,759  1,195,782    970,410    747,492
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                 $   12.280 $   13.166 $   13.519 $   13.619 $   14.017
 Accumulation Unit Value Ending                                    $   13.166 $   13.519 $   13.619 $   14.017 $   14.816
 Number of Units Outstanding at End of Year                           584,216    527,949    492,874    393,774    327,277
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
 Accumulation Unit Value Beginning                                 $    7.675 $   10.226 $   11.939 $   12.526 $   14.605
 Accumulation Unit Value Ending                                    $   10.226 $   11.939 $   12.526 $   14.605 $   17.055
 Number of Units Outstanding at End of Year                            58,782    152,105    114,760     84,464     73,894
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
 Accumulation Unit Value Beginning                                 $   12.531 $    9.984 $   10.306 $   10.614 $   11.676
 Accumulation Unit Value Ending                                    $    9.984 $   10.306 $   10.614 $   11.676 $   13.270
 Number of Units Outstanding at End of Year                         1,211,583  1,041,507    860,239    645,480    469,901
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                 $    7.827 $   10.443 $   12.453 $   13.812 $   15.497
 Accumulation Unit Value Ending                                    $   10.443 $   12.453 $   13.812 $   15.497 $   18.677
 Number of Units Outstanding at End of Year                           656,913    642,333    539,509    434,028    344,083
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
 Accumulation Unit Value Beginning                                 $    8.143 $    9.971 $   10.318 $   10.788 $   12.594
 Accumulation Unit Value Ending                                    $    9.971 $   10.318 $   10.788 $   12.594 $   13.634
 Number of Units Outstanding at End of Year                         1,479,355  1,193,225    997,853    775,658    562,020
-------------------------------------------------------------------------------------------------------------------------


                               53     PROSPECTUS

                                                                    For the Year Ending December 31
Sub-Accounts                                                  2003       2004       2005      2006     2007
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio - Class I
 Accumulation Unit Value Beginning                                  - $   10.000 $   10.954 $ 11.525 $ 13.461
 Accumulation Unit Value Ending                                     - $   10.954 $   11.525 $ 13.461 $ 13.811
 Number of Units Outstanding at End of Year                         -     60,840     49,518   49,417   35,322
-------------------------------------------------------------------------------------------------------------
LSA Balanced
 Accumulation Unit Value Beginning                         $    8.678          -          -        -        -
 Accumulation Unit Value Ending                            $   11.074          -          -        -        -
 Number of Units Outstanding at End of Year                    83,852          -          -        -        -
-------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series - Initial Class
 Accumulation Unit Value Beginning                         $    6.994 $    8.995 $   10.035 $ 10.821 $ 11.531
 Accumulation Unit Value Ending                            $    8.995 $   10.035 $   10.821 $ 11.531 $ 13.798
 Number of Units Outstanding at End of Year                   248,807    231,814    202,017  165,550  126,996
-------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Initial Class
 Accumulation Unit Value Beginning                         $    7.536 $    9.091 $    9.998 $ 10.596 $ 11.824
 Accumulation Unit Value Ending                            $    9.091 $    9.998 $   10.596 $ 11.824 $ 12.880
 Number of Units Outstanding at End of Year                   270,484    244,156    207,370  171,767  126,138
-------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Initial Class
 Accumulation Unit Value Beginning                         $   11.918 $   15.738 $   16.556 $ 17.209 $ 19.241
 Accumulation Unit Value Ending                            $   15.738 $   16.556 $   17.209 $ 19.241 $ 19.479
 Number of Units Outstanding at End of Year                   224,760    232,616    188,078  161,666  139,957
-------------------------------------------------------------------------------------------------------------
MFS Research Series - Initial Class
 Accumulation Unit Value Beginning                         $    7.389 $    9.100 $   10.412 $ 11.085 $ 12.095
 Accumulation Unit Value Ending                            $    9.100 $   10.412 $   11.085 $ 12.095 $ 13.521
 Number of Units Outstanding at End of Year                   190,978    189,969    142,585  119,287   86,910
-------------------------------------------------------------------------------------------------------------
MFS Total Return Series - Initial Class
 Accumulation Unit Value Beginning                         $   11.473 $   13.180 $   14.490 $ 14.714 $ 16.260
 Accumulation Unit Value Ending                            $   13.180 $   14.490 $   14.714 $ 16.260 $ 16.734
 Number of Units Outstanding at End of Year                   943,486  1,033,566    970,559  802,883  661,560
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value Beginning                         $    7.847 $   11.178 $   13.157 $ 14.256 $ 16.144
 Accumulation Unit Value Ending                            $   11.178 $   13.157 $   14.256 $ 16.144 $ 15.720
 Number of Units Outstanding at End of Year                   214,471    347,171    305,883  279,529  219,803
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) -
Administrative Shares
 Accumulation Unit Value Beginning                         $   10.565 $   10.669 $   11.122 $ 11.550 $ 11.657
 Accumulation Unit Value Ending                            $   10.669 $   11.122 $   11.550 $ 11.657 $ 11.929
 Number of Units Outstanding at End of Year                   337,271    347,113    338,440  247,334  175,543
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Shares
 Accumulation Unit Value Beginning                         $   10.557 $   10.951 $   11.343 $ 11.476 $ 11.771
 Accumulation Unit Value Ending                            $   10.951 $   11.343 $   11.476 $ 11.771 $ 12.643
 Number of Units Outstanding at End of Year                 1,001,817  1,060,049  1,156,641  944,261  737,286
-------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
 Accumulation Unit Value Beginning                                  - $   10.000 $   10.812 $ 10.971 $ 12.005
 Accumulation Unit Value Ending                                     - $   10.812 $   10.971 $ 12.005 $ 11.330
 Number of Units Outstanding at End of Year                         -    129,223    113,375   99,054   58,167
-------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio
 Accumulation Unit Value Beginning                         $    7.200 $   10.143 $   11.809 $ 11.669 $ 14.300
 Accumulation Unit Value Ending                            $   10.143 $   11.809 $   11.669 $ 14.300 $ 14.203
 Number of Units Outstanding at End of Year                   236,796    274,798    207,018  198,198  142,608
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund - Class IB
 Accumulation Unit Value Beginning                         $    8.198 $   11.161 $   13.335 $ 15.027 $ 18.881
 Accumulation Unit Value Ending                            $   11.161 $   13.335 $   15.027 $ 18.881 $ 19.952
 Number of Units Outstanding at End of Year                    43,231     89,040    123,886  158,576  125,260
-------------------------------------------------------------------------------------------------------------
STI Classic Large Cap Growth Stock Fund (2)
 Accumulation Unit Value Beginning                         $    7.397 $    8.653 $    9.123 $  8.929 $  9.773
 Accumulation Unit Value Ending                            $    8.653 $    9.123 $    8.929 $  9.773 $ 11.125
 Number of Units Outstanding at End of Year                    63,977     60,421     57,402   67,263   88,003
-------------------------------------------------------------------------------------------------------------


                               54     PROSPECTUS

                                                               For the Year Ending December 31
Sub-Accounts                                               2003     2004     2005     2006     2007
-----------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Fund
 Accumulation Unit Value Beginning                       $  7.540 $  9.168 $ 10.439 $ 10.696 $ 12.937
 Accumulation Unit Value Ending                          $  9.168 $ 10.439 $ 10.696 $ 12.937 $ 13.229
 Number of Units Outstanding at End of Year                53,974  192,125   91,183  142,829   83,673
-----------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - I
 Accumulation Unit Value Beginning                       $ 10.602 $ 13.140 $ 14.913 $ 15.306 $ 17.984
 Accumulation Unit Value Ending                          $ 13.140 $ 14.913 $ 15.306 $ 17.984 $ 18.339
 Number of Units Outstanding at End of Year               744,659  895,153  874,317  762,467  575,733
-----------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio - I
 Accumulation Unit Value Beginning                       $  7.137 $  9.201 $ 10.338 $ 11.847 $ 13.934
 Accumulation Unit Value Ending                          $  9.201 $ 10.338 $ 11.847 $ 13.934 $ 15.553
 Number of Units Outstanding at End of Year               173,635  264,060  255,863  244,192  191,891
-----------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio - I (3)
 Accumulation Unit Value Beginning                       $ 11.345 $ 15.505 $ 18.121 $ 20.534 $ 21.626
 Accumulation Unit Value Ending                          $ 15.505 $ 18.121 $ 20.534 $ 21.626 $ 25.097
 Number of Units Outstanding at End of Year               619,155  586,887  504,417  404,390  295,779
-----------------------------------------------------------------------------------------------------
T. Rowe Price New America Growth Portfolio - I
 Accumulation Unit Value Beginning                       $  6.813 $  9.090 $  9.955 $ 10.271 $ 10.888
 Accumulation Unit Value Ending                          $  9.090 $  9.995 $ 10.271 $ 10.888 $ 12.233
 Number of Units Outstanding at End of Year               155,957  173,326  157,832  129,696  117,852
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value Beginning                              - $ 10.000 $ 11.156 $ 12.242 $ 12.686
 Accumulation Unit Value Ending                                 - $ 11.156 $ 12.242 $ 12.686 $ 14.732
 Number of Units Outstanding at End of Year                     -   44,940   49,948   45,228   39,490
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
 Accumulation Unit Value Beginning                       $  8.163 $ 10.293 $ 11.600 $ 12.570 $ 14.397
 Accumulation Unit Value Ending                          $ 10.293 $ 11.600 $ 12.570 $ 14.397 $ 14.576
 Number of Units Outstanding at End of Year               152,145  354,336  434,444  396,566  306,627
-----------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I (4)
 Accumulation Unit Value Beginning                              - $ 10.000 $ 11.333 $ 12.570 $ 14.984
 Accumulation Unit Value Ending                                 - $ 11.333 $ 12.570 $ 14.984 $ 15.958
 Number of Units Outstanding at End of Year                     -  309,322  353,741  276,970  210,481
-----------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery Fund
 Accumulation Unit Value Beginning                              -        - $ 10.000 $ 11.481 $ 12.999
 Accumulation Unit Value Ending                                 -        - $ 11.481 $ 12.999 $ 15.702
 Number of Units Outstanding at End of Year                     -        -  293,780  225,795  161,353
-----------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity Fund
 Accumulation Unit Value Beginning                              -        - $ 10.000 $ 11.040 $ 12.235
 Accumulation Unit Value Ending                                 -        - $ 11.040 $ 12.235 $ 12.884
 Number of Units Outstanding at End of Year                     -        -  510,068  431,405  339,846
-----------------------------------------------------------------------------------------------------



* The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock - Service Shares Sub-Account, LSA Balanced, Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account, PIMCO VIT Total Return - Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT OpCap Small Cap Sub-Account, Putnam VT International Growth and Income - Class IB Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Growth and Income, Class II Sub-Account which were first offered under the Contracts on May 1, 2002; the AIM V.I. Basic Value - Series I Sub-Account, Legg Mason Partners Variable Investors - Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced
  - Class A Sub-Account which was first offered under the Contracts on April 29, 2005.

(1)Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.

(2)Effective May 31, 2007, the STI Classic Capital Appreciation Fund will change its name to STI Classic Large Cap Growth Stock Fund. We will make the corresponding change to the name of the Variable Sub-account that invests in that Portfolio.

(3)Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)A brief explanation of how performance of the Sub-Accounts are calculated may be found in the Statement of Additional Information.


                               55     PROSPECTUS

                LBL CONSULTANT I VARIABLE ANNUITY - PROSPECTUS
                         ACCUMULATION UNIT VALUES (1)
          Basic Policy plus Death Benefit and Income Benefit Rider II
                           Mortality & Expense = 1.7



                                                          For the Year Ending December 31
Sub-Accounts                                          2000     2001     2002     2003     2004
------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I
 Accumulation Unit Value Beginning                         -        -        -        - $ 10.000
 Accumulation Unit Value Ending                            -        -        -        - $ 10.781
 Number of Units Outstanding at End of Year                -        -        -        -  244,914
------------------------------------------------------------------------------------------------
Alger American Growth Portfolio - Class O
 Accumulation Unit Value Beginning                  $  10.00 $   8.16 $   7.07 $  4.651 $  6.175
 Accumulation Unit Value Ending                     $   8.16 $   7.07 $  4.651 $  6.175 $  6.398
 Number of Units Outstanding at End of Year           11,130   97,242  108,296  308,042  439,952
------------------------------------------------------------------------------------------------
Alger American Income & Growth Portfolio - Class O
 Accumulation Unit Value Beginning                  $  10.00 $   9.28 $   7.81 $  5.284 $  6.738
 Accumulation Unit Value Ending                     $   9.28 $   7.81 $  5.284 $  6.738 $  7.137
 Number of Units Outstanding at End of Year           32,338   92,660  202,665  354,359  396,418
------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
 Accumulation Unit Value Beginning                  $  10.00 $   7.68 $   6.34 $  4.116 $  5.447
 Accumulation Unit Value Ending                     $   7.68 $   6.34 $  4.116 $  5.447 $  5.788
 Number of Units Outstanding at End of Year           62,468  136,468  264,242  542,296  727,607
------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class O
 Accumulation Unit Value Beginning                  $  10.00 $   9.44 $   8.67 $  5.996 $  8.703
 Accumulation Unit Value Ending                     $   9.44 $   8.67 $  5.996 $  8.703 $  9.663
 Number of Units Outstanding at End of Year          123,576  107,872  295,309  836,891  999,864
------------------------------------------------------------------------------------------------
Alger American Small Capitalization - Class O
 Accumulation Unit Value Beginning                  $  10.00 $   7.22 $   4.99 $  3.619 $  5.060
 Accumulation Unit Value Ending                     $   7.22 $   4.99 $  3.619 $  5.060 $  5.793
 Number of Units Outstanding at End of Year            5,134  116,699  128,015  283,201  359,793
------------------------------------------------------------------------------------------------
DWS Balanced VIP - Class A
 Accumulation Unit Value Beginning                         -        -        -        -        -
 Accumulation Unit Value Ending                            -        -        -        -        -
 Number of Units Outstanding at End of Year                -        -        -        -        -
------------------------------------------------------------------------------------------------
DWS Bond VIP - Class A
 Accumulation Unit Value Beginning                  $  10.00 $  10.61 $  11.02 $ 11.655 $ 12.026
 Accumulation Unit Value Ending                     $  10.19 $  11.02 $ 11.655 $ 12.026 $ 12.447
 Number of Units Outstanding at End of Year           24,670   60,002   89,305  179,258  242,774
------------------------------------------------------------------------------------------------
DWS Global Opportunities VIP - Class A
 Accumulation Unit Value Beginning                  $  10.00 $   9.12 $   6.75 $  5.313 $  7.780
 Accumulation Unit Value Ending                     $   9.12 $   6.75 $  5.313 $  7.780 $  9.425
 Number of Units Outstanding at End of Year           11,777   24,877   51,809  159,642  254,808
------------------------------------------------------------------------------------------------
DWS Growth & Income VIP - Class A
 Accumulation Unit Value Beginning                  $  10.00 $   9.59 $   8.35 $  6.305 $  7.849
 Accumulation Unit Value Ending                     $   9.59 $   8.35 $  6.305 $  7.849 $  8.492
 Number of Units Outstanding at End of Year            3,100   23,428   37,769   76,611   99,749
------------------------------------------------------------------------------------------------
DWS International VIP - Class A
 Accumulation Unit Value Beginning                  $  10.00 $   8.71 $   5.91 $  4.740 $  5.948
 Accumulation Unit Value Ending                     $   8.71 $   5.91 $  4.740 $  5.948 $  6.808
 Number of Units Outstanding at End of Year            4,151   18,248   36,822  144,072  174,503
------------------------------------------------------------------------------------------------
Federated Capital Income Fund II
 Accumulation Unit Value Beginning                  $  10.00 $   9.14 $   7.74 $  9.115 $  6.855
 Accumulation Unit Value Ending                     $   9.14 $   7.74 $  9.115 $  6.855 $  7.401
 Number of Units Outstanding at End of Year              689    1,970   92,428   51,656   76,744
------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
 Accumulation Unit Value Beginning                  $  10.00 $  10.61 $  11.15 $ 11.942 $ 12.006
 Accumulation Unit Value Ending                     $  10.61 $  11.15 $ 11.942 $ 12.006 $ 12.218
 Number of Units Outstanding at End of Year              230   69,662  408,779  580,553  605,532
------------------------------------------------------------------------------------------------


                               56     PROSPECTUS

                                                                            For the Year Ending December 31
Sub-Accounts                                                           2000     2001     2002     2003      2004
-------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
 Accumulation Unit Value Beginning                                   $  10.00 $   9.19 $   9.15 $  5.784 $   10.941
 Accumulation Unit Value Ending                                      $   9.19 $   9.15 $  5.784 $ 10.941 $   11.870
 Number of Units Outstanding at End of Year                               597   52,109   24,658  246,278    444,657
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $  10.00 $   9.59 $   9.03 $  8.095 $    9.379
 Accumulation Unit Value Ending                                      $   9.59 $   9.03 $  8.095 $  9.379 $    9.716
 Number of Units Outstanding at End of Year                               299   33,474   73,114  116,121    181,632
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $  10.00 $   9.38 $   8.08 $  7.195 $    9.078
 Accumulation Unit Value Ending                                      $   9.38 $   8.08 $  7.195 $  9.078 $   10.296
 Number of Units Outstanding at End of Year                            19,089  104,405  348,537  888,353  1,158,838
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $  10.00 $  11.04 $  10.30 $  8.405 $   10.759
 Accumulation Unit Value Ending                                      $  11.04 $  10.30 $  8.405 $ 10.759 $   11.786
 Number of Units Outstanding at End of Year                             4,932   75,559  174,403  306,020    434,981
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $  10.00 $   8.39 $   6.79 $  4.659 $    6.080
 Accumulation Unit Value Ending                                      $   8.39 $   6.79 $  4.659 $  6.080 $    6.173
 Number of Units Outstanding at End of Year                            52,890   98,555  305,305  625,498    939,071
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $  10.00 $   9.04 $   7.80 $  5.960 $    7.516
 Accumulation Unit Value Ending                                      $   9.04 $   7.80 $  5.960 $  7.516 $    8.166
 Number of Units Outstanding at End of Year                           102,744  312,663  365,351  978,400  1,444,339
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $  10.00 $  10.23 $  10.47 $ 10.456 $   10.373
 Accumulation Unit Value Ending                                      $  10.23 $  10.47 $ 10.456 $ 10.373 $   10.311
 Number of Units Outstanding at End of Year                            30,553  140,649  310,441  819,516    618,241
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $  10.00 $   8.44 $   6.54 $  5.119 $    7.208
 Accumulation Unit Value Ending                                      $   8.44 $   6.54 $  5.119 $  7.208 $    8.045
 Number of Units Outstanding at End of Year                             6,868   58,855  109,892  235,043    382,839
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $  10.00 $   9.62 $   9.00 $  8.273 $    9.267
 Accumulation Unit Value Ending                                      $   9.62 $   9.00 $  8.273 $  9.267 $    9.878
 Number of Units Outstanding at End of Year                            43,584  199,196  356,912  699,022    705,500
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $  10.00 $  10.40 $  11.01 $ 11.943 $   12.480
 Accumulation Unit Value Ending                                      $  10.40 $  11.01 $ 11.943 $ 12.480 $   12.743
 Number of Units Outstanding at End of Year                                25  104,700  114,051  254,643    312,969
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
 Accumulation Unit Value Beginning                                          -        - $  10.00 $  7.734 $   10.132
 Accumulation Unit Value Ending                                             -        - $  7.734 $ 10.132 $   11.765
 Number of Units Outstanding at End of Year                                 -        -   36,688   37,023     71,988
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $  10.00 $   8.32 $   6.15 $  4.441 $    5.746
 Accumulation Unit Value Ending                                      $   8.32 $   6.15 $  4.441 $  5.746 $    5.898
 Number of Units Outstanding at End of Year                            98,273  116,481  162,987  251,235    275,805
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $  10.00 $   6.65 $   3.96 $  2.799 $    3.715
 Accumulation Unit Value Ending                                      $   6.65 $   3.96 $  2.799 $  3.715 $    4.405
 Number of Units Outstanding at End of Year                           272,048  266,218  307,400  412,644    466,868
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $  10.00 $   8.19 $   6.24 $  4.564 $    5.558
 Accumulation Unit Value Ending                                      $   8.19 $   6.24 $  4.564 $  5.558 $    5.719
 Number of Units Outstanding at End of Year                            66,346  167,331  245,789  365,025    414,342
-------------------------------------------------------------------------------------------------------------------


                               57     PROSPECTUS

                                                                 For the Year Ending December 31
Sub-Accounts                                                 2000     2001     2002     2003     2004
-------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio - Class I
 Accumulation Unit Value Beginning                                -        -        -        - $ 10.000
 Accumulation Unit Value Ending                                   -        -        -        - $ 10.913
 Number of Units Outstanding at End of Year                       -        -        -        -   47,102
-------------------------------------------------------------------------------------------------------
LSA Balanced
 Accumulation Unit Value Beginning                                -        - $  10.00 $  8.646        -
 Accumulation Unit Value Ending                                   -        - $  8.646 $ 10.973        -
 Number of Units Outstanding at End of Year                       -        -    2,157   46,166        -
-------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series - Initial Class
 Accumulation Unit Value Beginning                         $  10.00 $   8.15 $   5.33 $  3.465 $  4.432
 Accumulation Unit Value Ending                            $   8.15 $   5.33 $  3.465 $  4.432 $  4.917
 Number of Units Outstanding at End of Year                  66,991  107,324  123,692  227,669  274,686
-------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Initial Class
 Accumulation Unit Value Beginning                         $  10.00 $   9.85 $   8.13 $  6.308 $  7.567
 Accumulation Unit Value Ending                            $   9.85 $   8.13 $  6.308 $  7.567 $  8.276
 Number of Units Outstanding at End of Year                   3,223   22,985   52,812  121,843  136,211
-------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Initial Class
 Accumulation Unit Value Beginning                         $  10.00 $   8.97 $   8.36 $  5.615 $  7.374
 Accumulation Unit Value Ending                            $   8.97 $   8.36 $  5.615 $  7.374 $  7.715
 Number of Units Outstanding at End of Year                 113,237  118,208  205,837  477,819  623,501
-------------------------------------------------------------------------------------------------------
MFS Research Series - Initial Class
 Accumulation Unit Value Beginning                         $  10.00 $   8.87 $   6.86 $  5.084 $  6.227
 Accumulation Unit Value Ending                            $   8.87 $   6.86 $  5.084 $  6.227 $  7.085
 Number of Units Outstanding at End of Year                   6,208   23,332   32,958   50,336   53,593
-------------------------------------------------------------------------------------------------------
MFS Total Return Series - Initial Class
 Accumulation Unit Value Beginning                         $  10.00 $  11.20 $  11.03 $ 10.273 $ 11.736
 Accumulation Unit Value Ending                            $  11.20 $  11.03 $ 10.273 $ 11.736 $ 12.832
 Number of Units Outstanding at End of Year                   8,401   60,889  250,026  454,021  590,723
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value Beginning                                -        - $  10.00 $  7.818 $ 11.076
 Accumulation Unit Value Ending                                   -        - $  7.818 $ 11.076 $ 12.965
 Number of Units Outstanding at End of Year                       -        -   41,593  193,863  323,468
-------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) -
Administrative Shares
 Accumulation Unit Value Beginning                                -        - $  10.00 $ 10.526 $ 10.571
 Accumulation Unit Value Ending                                   -        - $ 10.526 $ 10.571 $ 10.960
 Number of Units Outstanding at End of Year                       -        -    4,596   79,683  100,873
-------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Shares
 Accumulation Unit Value Beginning                                -        - $  10.00 $ 10.518 $ 10.851
 Accumulation Unit Value Ending                                   -        - $ 10.518 $ 10.851 $ 11.178
 Number of Units Outstanding at End of Year                       -        -   85,455  428,033  604,097
-------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
 Accumulation Unit Value Beginning                                -        -        -        - $ 10.000
 Accumulation Unit Value Ending                                   -        -        -        - $ 10.772
 Number of Units Outstanding at End of Year                       -        -        -        -   91,944
-------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio
 Accumulation Unit Value Beginning                                -        - $  10.00 $  7.173 $ 10.051
 Accumulation Unit Value Ending                                   -        - $  7.173 $ 10.051 $ 11.637
 Number of Units Outstanding at End of Year                       -        -    8,929  172,641  244,720
-------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund - Class IB
 Accumulation Unit Value Beginning                                -        - $  10.00 $  8.168 $ 11.059
 Accumulation Unit Value Ending                                   -        - $  8.168 $ 11.059 $ 13.141
 Number of Units Outstanding at End of Year                       -        -    6,727   39,731   58,105
-------------------------------------------------------------------------------------------------------
STI Classic Large Cap Growth Stock Fund (2)
 Accumulation Unit Value Beginning                         $  10.00 $   9.63 $   8.95 $  6.870 $  7.992
 Accumulation Unit Value Ending                            $   9.63 $   8.95 $  6.870 $  7.992 $  8.380
 Number of Units Outstanding at End of Year                     903    7,596   31,178   54,246   63,858
-------------------------------------------------------------------------------------------------------


                               58     PROSPECTUS

                                                              For the Year Ending December 31
Sub-Accounts                                              2000   2001     2002     2003     2004
--------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Fund
 Accumulation Unit Value Beginning                       $10.00 $ 11.70 $  11.36 $  9.262 $ 11.201
 Accumulation Unit Value Ending                          $11.70 $ 11.36 $  9.262 $ 11.201 $ 12.683
 Number of Units Outstanding at End of Year               1,615  18,026   19,587   30,898  100,258
--------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - I
 Accumulation Unit Value Beginning                       $10.00 $ 11.52 $  11.48 $  9.895 $ 12.073
 Accumulation Unit Value Ending                          $11.52 $ 11.48 $  9.895 $ 12.073 $ 13.627
 Number of Units Outstanding at End of Year                 113  47,501  228,732  526,597  761,565
--------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio - I
 Accumulation Unit Value Beginning                       $10.00 $  8.55 $   6.53 $  5.239 $  6.716
 Accumulation Unit Value Ending                          $ 8.55 $  6.53 $  5.239 $  6.716 $  7.505
 Number of Units Outstanding at End of Year               5,575  16,460   39,170  110,909  176,753
--------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio - I (3)
 Accumulation Unit Value Beginning                       $10.00 $ 10.06 $   9.79 $  7.569 $ 10.288
 Accumulation Unit Value Ending                          $10.06 $  9.79 $  7.569 $ 10.288 $ 11.957
 Number of Units Outstanding at End of Year               6,092  82,744  231,318  574,018  675,635
--------------------------------------------------------------------------------------------------
T. Rowe Price New America Growth Portfolio - I
 Accumulation Unit Value Beginning                       $10.00 $  9.01 $   7.80 $  5.489 $  7.284
 Accumulation Unit Value Ending                          $ 9.01 $  7.80 $  5.489 $  7.284 $  7.933
 Number of Units Outstanding at End of Year                   0  14,973   80,509   84,065  120,707
--------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value Beginning                            -       -        -        - $ 10.000
 Accumulation Unit Value Ending                               -       -        -        - $ 11.114
 Number of Units Outstanding at End of Year                   -       -        -        -   77,019
--------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
 Accumulation Unit Value Beginning                            -       - $  10.00 $  8.133 $ 10.199
 Accumulation Unit Value Ending                               -       - $  8.133 $ 10.199 $ 11.431
 Number of Units Outstanding at End of Year                   -       -   12,359  106,750  238,529
--------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I (4)
 Accumulation Unit Value Beginning                            -       -        -        - $ 10.000
 Accumulation Unit Value Ending                               -       -        -        - $ 11.290
 Number of Units Outstanding at End of Year                   -       -        -        -  220,091
--------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery Fund
 Accumulation Unit Value Beginning                            -       -        -        -        -
 Accumulation Unit Value Ending                               -       -        -        -        -
 Number of Units Outstanding at End of Year                   -       -        -        -        -
--------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity Fund
 Accumulation Unit Value Beginning                            -       -        -        -        -
 Accumulation Unit Value Ending                               -       -        -        -        -
 Number of Units Outstanding at End of Year                   -       -        -        -        -
--------------------------------------------------------------------------------------------------



                               59     PROSPECTUS

                LBL CONSULTANT I VARIABLE ANNUITY - PROSPECTUS
                         ACCUMULATION UNIT VALUES (1)
          Basic Policy plus Death Benefit and Income Benefit Rider II
                           Mortality & Expense = 1.7



                                                    For the Year Ending December 31
Sub-Accounts                                           2005       2006      2007
-----------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I
 Accumulation Unit Value Beginning                  $   10.781  $ 11.197  $ 12.450
 Accumulation Unit Value Ending                     $   11.197  $ 12.450  $ 12.415
 Number of Units Outstanding at End of Year            251,607   294,765   241,174
-----------------------------------------------------------------------------------
Alger American Growth Portfolio - Class O
 Accumulation Unit Value Beginning                  $    6.398  $  7.041  $  7.271
 Accumulation Unit Value Ending                     $    7.041  $  7.271  $  8.565
 Number of Units Outstanding at End of Year            492,261   413,156   371,317
-----------------------------------------------------------------------------------
Alger American Income & Growth Portfolio - Class O
 Accumulation Unit Value Beginning                  $    7.137  $  7.252  $  7.786
 Accumulation Unit Value Ending                     $    7.252  $  7.786  $  8.421
 Number of Units Outstanding at End of Year            381,157   339,270   308,605
-----------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
 Accumulation Unit Value Beginning                  $    5.788  $  6.506  $  7.621
 Accumulation Unit Value Ending                     $    6.506  $  7.621  $  9.995
 Number of Units Outstanding at End of Year            721,253   732,706   759,050
-----------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class O
 Accumulation Unit Value Beginning                  $    9.663  $ 10.424  $ 11.277
 Accumulation Unit Value Ending                     $   10.424  $ 11.277  $ 14.569
 Number of Units Outstanding at End of Year          1,007,060   894,467   822,716
-----------------------------------------------------------------------------------
Alger American Small Capitalization - Class O
 Accumulation Unit Value Beginning                  $    5.793  $  6.651  $  7.840
 Accumulation Unit Value Ending                     $    6.651  $  7.840  $  9.027
 Number of Units Outstanding at End of Year            408,709   400,994   386,201
-----------------------------------------------------------------------------------
DWS Balanced VIP - Class A
 Accumulation Unit Value Beginning                  $   10.000  $ 10.562  $ 11.437
 Accumulation Unit Value Ending                     $   10.562  $ 11.437  $ 11.776
 Number of Units Outstanding at End of Year            140,966   117,438   108,626
-----------------------------------------------------------------------------------
DWS Bond VIP - Class A
 Accumulation Unit Value Beginning                  $   12.447  $ 12.544  $ 12.902
 Accumulation Unit Value Ending                     $   12.544  $ 12.902  $ 13.200
 Number of Units Outstanding at End of Year            235,908   203,670   192,164
-----------------------------------------------------------------------------------
DWS Global Opportunities VIP - Class A
 Accumulation Unit Value Beginning                  $    9.425  $ 10.942  $ 13.120
 Accumulation Unit Value Ending                     $   10.942  $ 13.120  $ 14.087
 Number of Units Outstanding at End of Year            309,298   368,488   319,396
-----------------------------------------------------------------------------------
DWS Growth & Income VIP - Class A
 Accumulation Unit Value Beginning                  $    8.492  $  8.847  $  9.874
 Accumulation Unit Value Ending                     $    8.847  $  9.874  $  9.829
 Number of Units Outstanding at End of Year             85,054    79,081    76,673
-----------------------------------------------------------------------------------
DWS International VIP - Class A
 Accumulation Unit Value Beginning                  $    6.808  $  7.768  $  9.606
 Accumulation Unit Value Ending                     $    7.768  $  9.606  $ 10.810
 Number of Units Outstanding at End of Year            190,759   229,934   202,975
-----------------------------------------------------------------------------------
Federated Capital Income Fund II
 Accumulation Unit Value Beginning                  $    7.401  $  7.726  $  8.776
 Accumulation Unit Value Ending                     $    7.726  $  8.776  $  8.966
 Number of Units Outstanding at End of Year             76,010   100,300    65,968
-----------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
 Accumulation Unit Value Beginning                  $   12.218  $ 12.243  $ 12.523
 Accumulation Unit Value Ending                     $   12.243  $ 12.523  $ 13.072
 Number of Units Outstanding at End of Year            530,059   381,051   721,964
-----------------------------------------------------------------------------------


                               60     PROSPECTUS

                                                                     For the Year Ending December 31
Sub-Accounts                                                            2005       2006       2007
-----------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
 Accumulation Unit Value Beginning                                   $   11.870 $   11.968 $   13.026
 Accumulation Unit Value Ending                                      $   11.968 $   13.026 $   13.231
 Number of Units Outstanding at End of Year                             439,857    430,206    379,607
-----------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $    9.716 $    9.929 $   10.466
 Accumulation Unit Value Ending                                      $    9.929 $   10.466 $   11.872
 Number of Units Outstanding at End of Year                             176,415    129,882    125,667
-----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $   10.296 $   11.826 $   12.977
 Accumulation Unit Value Ending                                      $   11.826 $   12.977 $   14.986
 Number of Units Outstanding at End of Year                           1,260,810  1,273,768  1,188,207
-----------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $   11.786 $   12.255 $   14.468
 Accumulation Unit Value Ending                                      $   12.255 $   14.468 $   14.426
 Number of Units Outstanding at End of Year                             395,964    396,481    349,218
-----------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $    6.173 $    6.415 $    6.732
 Accumulation Unit Value Ending                                      $    6.415 $    6.732 $    8.394
 Number of Units Outstanding at End of Year                             831,880    682,021    682,803
-----------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $    8.166 $    8.407 $    9.557
 Accumulation Unit Value Ending                                      $    8.407 $    9.557 $    9.896
 Number of Units Outstanding at End of Year                           1,362,101  1,346,569  1,295,792
-----------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $   10.311 $   10.435 $   10.750
 Accumulation Unit Value Ending                                      $   10.435 $   10.750 $   11.108
 Number of Units Outstanding at End of Year                             694,730    725,670    714,035
-----------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Initial Class
 Accumulation Unit Value Beginning                                   $    8.045 $    9.406 $   10.909
 Accumulation Unit Value Ending                                      $    9.406 $   10.909 $   12.569
 Number of Units Outstanding at End of Year                             426,944    513,031    470,601
-----------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $    9.878 $   10.473 $   11.389
 Accumulation Unit Value Ending                                      $   10.473 $   11.389 $   12.364
 Number of Units Outstanding at End of Year                             691,502    664,165    559,884
-----------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $   12.743 $   12.767 $   13.069
 Accumulation Unit Value Ending                                      $   12.767 $   13.069 $   13.738
 Number of Units Outstanding at End of Year                             291,063    350,195    380,041
-----------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
 Accumulation Unit Value Beginning                                   $   11.765 $   12.276 $   14.235
 Accumulation Unit Value Ending                                      $   12.276 $   14.235 $   16.532
 Number of Units Outstanding at End of Year                              79,929     72,800     78,321
-----------------------------------------------------------------------------------------------------
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $    5.898 $    6.042 $    6.610
 Accumulation Unit Value Ending                                      $    6.042 $    6.610 $    7.471
 Number of Units Outstanding at End of Year                             257,364    266,266    225,942
-----------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $    4.405 $    4.860 $    5.423
 Accumulation Unit Value Ending                                      $    4.860 $    5.423 $    6.499
 Number of Units Outstanding at End of Year                             505,828    510,006    505,513
-----------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
 Accumulation Unit Value Beginning                                   $    5.719 $    5.947 $    6.905
 Accumulation Unit Value Ending                                      $    5.947 $    6.905 $    7.434
 Number of Units Outstanding at End of Year                             364,847    335,256    327,739
-----------------------------------------------------------------------------------------------------


                               61     PROSPECTUS

                                                                              For the Year Ending December 31
Sub-Accounts                                                                    2005       2006       2007
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio - Class I
 Accumulation Unit Value Beginning                                            $ 10.913   $ 11.419   $ 13.264
 Accumulation Unit Value Ending                                               $ 11.419   $ 13.264   $ 13.534
 Number of Units Outstanding at End of Year                                     45,145     47,405     46,980
-------------------------------------------------------------------------------------------------------------
LSA Balanced
 Accumulation Unit Value Beginning                                                   -          -          -
 Accumulation Unit Value Ending                                                      -          -          -
 Number of Units Outstanding at End of Year                                          -          -          -
-------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series - Initial Class
 Accumulation Unit Value Beginning                                            $  4.917   $  5.273   $  5.588
 Accumulation Unit Value Ending                                               $  5.273   $  5.588   $  6.650
 Number of Units Outstanding at End of Year                                    269,766    247,942    220,878
-------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Initial Class
 Accumulation Unit Value Beginning                                            $  8.276   $  8.724   $  9.682
 Accumulation Unit Value Ending                                               $  8.724   $  9.682   $ 10.488
 Number of Units Outstanding at End of Year                                    135,382    134,594    127,128
-------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Initial Class
 Accumulation Unit Value Beginning                                            $  7.715   $  7.975   $  8.868
 Accumulation Unit Value Ending                                               $  7.975   $  8.868   $  8.928
 Number of Units Outstanding at End of Year                                    560,525    514,110    480,804
-------------------------------------------------------------------------------------------------------------
MFS Research Series - Initial Class
 Accumulation Unit Value Beginning                                            $  7.085   $  7.502   $  8.141
 Accumulation Unit Value Ending                                               $  7.502   $  8.141   $  9.050
 Number of Units Outstanding at End of Year                                     52,102     49,634     50,049
-------------------------------------------------------------------------------------------------------------
MFS Total Return Series - Initial Class
 Accumulation Unit Value Beginning                                            $ 12.832   $ 12.959   $ 14.243
 Accumulation Unit Value Ending                                               $ 12.959   $ 14.243   $ 14.577
 Number of Units Outstanding at End of Year                                    622,265    569,919    589,170
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value Beginning                                            $ 12.965   $ 13.972   $ 15.735
 Accumulation Unit Value Ending                                               $ 13.972   $ 15.735   $ 15.238
 Number of Units Outstanding at End of Year                                    312,606    325,308    316,074
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
 Accumulation Unit Value Beginning                                            $ 10.960   $ 11.319   $ 11.362
 Accumulation Unit Value Ending                                               $ 11.319   $ 11.362   $ 11.563
 Number of Units Outstanding at End of Year                                    106,489     99,214    106,231
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Shares
 Accumulation Unit Value Beginning                                            $ 11.178   $ 11.247   $ 11.473
 Accumulation Unit Value Ending                                               $ 11.247   $ 11.473   $ 12.255
 Number of Units Outstanding at End of Year                                    614,406    512,461    483,376
-------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
 Accumulation Unit Value Beginning                                            $ 10.772   $ 10.870   $ 11.829
 Accumulation Unit Value Ending                                               $ 10.870   $ 11.829   $ 11.102
 Number of Units Outstanding at End of Year                                    106,673     97,834     94,157
-------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio
 Accumulation Unit Value Beginning                                            $ 11.637   $ 11.436   $ 13.938
 Accumulation Unit Value Ending                                               $ 11.436   $ 13.938   $ 13.767
 Number of Units Outstanding at End of Year                                    236,295    205,170    172,785
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund - Class IB
 Accumulation Unit Value Beginning                                            $ 13.141   $ 14.727   $ 18.403
 Accumulation Unit Value Ending                                               $ 14.727   $ 18.403   $ 19.339
 Number of Units Outstanding at End of Year                                     61,333    109,461    175,336
-------------------------------------------------------------------------------------------------------------
STI Classic Large Cap Growth Stock Fund (2)
 Accumulation Unit Value Beginning                                            $  8.380   $  8.157   $  8.879
 Accumulation Unit Value Ending                                               $  8.157   $  8.879   $ 10.052
 Number of Units Outstanding at End of Year                                     58,249     51,761     47,830
-------------------------------------------------------------------------------------------------------------


                               62     PROSPECTUS

                                                         For the Year Ending December 31
Sub-Accounts                                               2005       2006       2007
----------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Fund
 Accumulation Unit Value Beginning                       $ 12.683   $ 12.925   $ 15.546
 Accumulation Unit Value Ending                          $ 12.925   $ 15.546   $ 15.810
 Number of Units Outstanding at End of Year                68,271     93,618     49,278
----------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - I
 Accumulation Unit Value Beginning                       $ 13.627   $ 13.909   $ 16.254
 Accumulation Unit Value Ending                          $ 13.909   $ 16.254   $ 16.483
 Number of Units Outstanding at End of Year               796,314    661,730    601,481
----------------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio - I
 Accumulation Unit Value Beginning                       $  7.505   $  8.554   $ 10.006
 Accumulation Unit Value Ending                          $  8.554   $ 10.006   $ 11.107
 Number of Units Outstanding at End of Year               203,771    257,698    256,965
----------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio - I (3)
 Accumulation Unit Value Beginning                       $ 11.957   $ 13.476   $ 14.114
 Accumulation Unit Value Ending                          $ 13.476   $ 14.114   $ 16.289
 Number of Units Outstanding at End of Year               621,478    575,076    538,625
----------------------------------------------------------------------------------------
T. Rowe Price New America Growth Portfolio - I
 Accumulation Unit Value Beginning                       $  7.933   $  8.140   $  8.581
 Accumulation Unit Value Ending                          $  8.140   $  8.581   $  9.589
 Number of Units Outstanding at End of Year               126,892    132,467    126,622
----------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value Beginning                       $ 11.114   $ 12.130   $ 12.500
 Accumulation Unit Value Ending                          $ 12.130   $ 12.500   $ 14.437
 Number of Units Outstanding at End of Year                52,894     60,010     59,849
----------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
 Accumulation Unit Value Beginning                       $ 11.431   $ 12.319   $ 14.033
 Accumulation Unit Value Ending                          $ 12.319   $ 14.033   $ 14.129
 Number of Units Outstanding at End of Year               277,577    291,195    213,247
----------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I (4)
 Accumulation Unit Value Beginning                       $ 11.290   $ 12.455   $ 14.765
 Accumulation Unit Value Ending                          $ 12.455   $ 14.765   $ 15.638
 Number of Units Outstanding at End of Year               280,918    311,438    269,763
----------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery Fund
 Accumulation Unit Value Beginning                       $ 10.000   $ 11.435   $ 12.876
 Accumulation Unit Value Ending                          $ 11.435   $ 12.876   $ 15.468
 Number of Units Outstanding at End of Year               177,119    174,427    167,923
----------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity Fund
 Accumulation Unit Value Beginning                       $ 10.000   $ 10.996   $ 12.120
 Accumulation Unit Value Ending                          $ 10.996   $ 12.120   $ 12.692
 Number of Units Outstanding at End of Year               449,486    420,788    391,679
----------------------------------------------------------------------------------------



* The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock - Service Shares Sub-Account, LSA Balanced, Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account, PIMCO VIT Total Return - Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT OpCap Small Cap Sub-Account, Putnam VT International Growth and Income - Class IB Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Growth and Income, Class II Sub-Account which were first offered under the Contracts on May 1, 2002; the AIM V.I. Basic Value - Series I Sub-Account, Legg Mason Partners Variable Investors - Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced
  - Class A Sub-Account which was first offered under the Contracts on April 29, 2005.

(1)Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.

(2)Effective May 31, 2007, the STI Classic Capital Appreciation Fund will change its name to STI Classic Large Cap Growth Stock Fund. We will make the corresponding change to the name of the Variable Sub-account that invests in that Portfolio.

(3)Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)A brief explanation of how performance of the Sub-Accounts are calculated may be found in the Statement of Additional Information.



                               63     PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

            Purchase Payment:               $40,000.00
            --------------------------------------------------------
            Guarantee Period:               5 Years
            --------------------------------------------------------
            Guaranteed Interest Rate:       5% Annual Effective Rate
            --------------------------------------------------------
            5-year Treasury Rate at Time of
            Purchase Payment:               6%
            --------------------------------------------------------

The following examples illustrate how the Market Value Adjustment and the Withdrawal Charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Issue Date. The Market Value Adjustment operates in a similar manner for transfers, except that there is no free amount for transfers. No Withdrawal Charge applies to transfers.

Assuming that the entire $40,000.00 Purchase Payment is allocated to the Guaranteed Maturity Fixed Account for the Guarantee Period specified above, at the end of the five-year Guarantee Period the Contract Value would be $51,051.26. After one year, when the withdrawals occur in these examples, the Contract Value would be $42,000.00. We have assumed that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment and the Withdrawal Charge only apply to the portion of a withdrawal that is greater than the Free Withdrawal Amount. Accordingly, the first step is to calculate the Free Withdrawal Amount.

The Free Withdrawal Amount is equal to:

   (a) the greater of:

   . earnings not previously withdrawn; or

   . 15% of your total Purchase Payments in the most recent seven years; plus

   (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

Here, (a) equals $6,000.00, because 15% of the total Purchase Payments in the most recent seven years ($6,000.00 = 15% X $40,000.00) is greater than the earnings not previously withdrawn ($2,000.00). (b) equals $0, because all of the Purchase Payments were made less than seven years age. Accordingly, the Free Withdrawal Amount is $6,000.00.

The formula that we use to determine the amount of the Market Value Adjustment is:

   .9 X (I - J) X N

where: I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the beginning of the Guarantee Period;

J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding our receipt of your withdrawal request, death benefit request, transfer request, or annuity option request; and

N = the number of whole and partial years from the date we receive your request until the end of the relevant Guarantee Period.

We will base the Market Value Adjustment on the current Treasury Rate for a maturity corresponding in length to the relevant Guarantee Period. These examples also show the Withdrawal Charge (if any), which would be calculated separately from the Market Value Adjustment.

Example of a Downward Market Value Adjustment

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment, such that the five-year Treasury Rate is now 6.5%. Upon a withdrawal, the market value adjustment factor would be:

   .9 X (.06 - .065) X 4 = -.0180

The Market Value Adjustment is a reduction of $648.00 from the amount withdrawn:

   $ - 648.00 = -.0180 X ($42,000.00 - $6,000.00)

A Withdrawal Charge of 7% would be assessed against the Purchase Payments withdrawn that are less than seven years old and are not eligible for free withdrawal. Under the Contract, earnings are deemed to be withdrawn before Purchase Payments. Accordingly, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00).

Therefore, the Withdrawal Charge would be:

   $2,520.00 = 7% X (40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

   $38,832.00 = $42,000.00-$648.00 - $2,520.00

                               64     PROSPECTUS

Example of an Upward Market Value Adjustment

An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year after the Purchase Payment, such that the five-year

Treasury Rate is now 5.5%. Upon a withdrawal, the market value adjustment factor would be:

   .9 X (.06 - .055) X 4 = .0180

The Market Value Adjustment would increase the amount withdrawn by $648.00, as follows:

   $648.00 = .0180 X ($42,000.00 - $6,000.00)

As above, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00). Therefore, the Withdrawal Charge would be:

   $2,520.00 = 7% X ($40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

   $40,128.00 = $42,000.00 + $648.00 - $2,520.00

Example of a Partial Withdrawal

If you request a partial withdrawal from a Guarantee Period, we can either
(1) withdraw the specified amount of Contract Value and pay you that amount as adjusted by any applicable Market Value Adjustment or (2) pay you the amount requested, and subtract an amount from your Contract Value that equals the requested amount after application of the Market Value Adjustment and Withdrawal Charge. Unless you instruct us otherwise, when you request a partial withdrawal we will assume that you wish to receive the amount requested. We will make the necessary calculations and on your request provide you with a statement showing our calculations.

For example, if in the first example you wished to receive $20,000.00 as a partial withdrawal, the Market Value Adjustment and Withdrawal Charge would be calculated as follows:

                 Let:  AW =   the total amount to be withdrawn
                                from your Contract Value
                      MVA =   Market Value Adjustment
                       WC =   Withdrawal Charge
                      AW' =   amount subject to Market Value
                                Adjustment and Withdrawal
                                Charge
                 Then  AW -   $20,000.00 = WC - MVA

Since neither the Market Value Adjustment nor the Withdrawal Charge apply to the free withdrawal amount, we can solve directly for the amount subject to the Market Value Adjustment and the Withdrawal Charge (i.e., AW'), which equals AW
- $6,000.00. Then, AW = AW' + $6,000, and AW' + $6,000.00 - $20,000.00 = WC -
MVA.

                  MVA =   - .018 X AW'
                  WC. =   .07 X AW'
                  WC. -   MVA = .088AW'
                  AW' -   $14,000.00 = .088AW'
                  AW' =   $14,000.00 / (1 - .088) = $15,350.88
                  MVA =   - .018 X $15,350.88 = - $276.32
                  WC. =   .07 X $15,350.88 = $1,074.56

AW = Total amount withdrawn = $15,350.88 + $6,000.00 = $21,350.88

You receive $20,000.00; the total amount subtracted from your contract is $21,350.88; the Market Value Adjustment is $276.32; and the Withdrawal Charge is $1,074.56. Your remaining Contract Value is $20,649.12.

If, however, in the same example, you wished to withdraw $20,000.00 from your Contract Value and receive the adjusted amount, the calculations would be as follows:

By definition, AW = total amount withdrawn from your Contract Value = $20,000.00

                  AW' =   amount that MVA & WC are applied to
                      =   amount withdrawn in excess of Free
                            Amount = $20,000.00 - $6,000.00 =
                            $14,000.00
                  MVA =   - .018 X $14,000.00 = - $252.00
                  WC  =   .07 X $14,000.00 = $980.00

You would receive $20,000.00 - $252.00 - $980.00 = $18,768.00; the total amount subtracted from your Contract Value is $20,000.00. Your remaining Contract Value would be $22,000.00.

Example of Free Withdrawal Amount

Assume that in the foregoing example, after four years $8,620.25 in interest had been credited and that the Contract Value in the Fixed Account equaled $48,620.25. In this example, if no prior withdrawals have been made, you could withdraw up to $8,620.25 without incurring a Market Value Adjustment or a Withdrawal Charge. The Free Withdrawal Amount would be $8,620.25, because the interest credited ($8,620.25) is greater than 15% of the Total Purchase Payments in the most recent seven years ($40,000.00 X .15 = $6,000.00).

                               65     PROSPECTUS

LBL3055-7

[LOGO]

                      STATEMENT OF ADDITIONAL INFORMATION
               CONSULTANT I FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
                          VARIABLE ANNUITY CONTRACTS
                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                    DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY


This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-457-7617 or writing to us at the following address:


                         Lincoln Benefit Life Company

                                P.O. Box 758565
                           Topeka, Kansas 66675-8565

             The date of this Statement of Additional Information

                and of the related Prospectus is: May 1, 2008.


                               TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
        The Contract..............................................  S-2
           Annuity Payments.......................................  S-2
           Initial Monthly Annuity Payment........................  S-2
           Subsequent Monthly Payments............................  S-2
           Transfers After Annuity Date...........................  S-2
           Annuity Unit Value.....................................  S-3
           Illustrative Example of Annuity Unit Value Calculation.  S-3
           Illustrative Example of Variable Annuity Payments......  S-3
        Experts................................................... S-17
        Financial Statements...................................... S-17

                                 THE CONTRACT

ANNUITY PAYMENTS

The amount of your annuity payments will depend on the following factors:

   (a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any applicable premium tax charge and adjusted by any applicable Market Value Adjustment;

   (b) the Payment Option you have selected;

   (c) the payment frequency you have selected;

   (d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and

   (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

INITIAL MONTHLY ANNUITY PAYMENT

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any applicable premium tax charge from your Contract Value on the Valuation Date next preceding the Annuity Date. We will also increase or decrease your Fixed Account balance by any applicable Market Value Adjustment. Next, we apply that amount to the Payment Option you have selected. For Fixed Annuity payments, we will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. For Variable Annuity payments, we will use the Payment Options tables in the Contract (which reflect the assumed investment rate of 3.5% which is used in calculating subsequent Variable Annuity payments, as described below). The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your Contract Value, adjusted as described above, by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

SUBSEQUENT MONTHLY PAYMENTS

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is usually the same as the first monthly payment. However, after the Annuity Date you will have a limited ability to increase your Fixed Annuity payments by making transfers from the Subaccounts, as described in "Transferred after the Annuity Date" on this page. After each such transfer, however, your subsequent annuity payments will remain at the new level until and unless you make an additional transfer to your Fixed Annuity payments.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period unless the Contract Owner makes a transfer. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

TRANSFERS AFTER THE ANNUITY DATE

The Contract provides that during the Annuity Period, you may make transfers among the Subaccounts or increase the proportion of your annuity payments consisting of Fixed Annuity payments. We will effect a transfer among the Subaccounts at their Annuity Unit Value next determined after we receive your instructions. After the transfer, your subsequent Variable Annuity payments will be based on your new Annuity Unit balances. If you wish to transfer value from the Subaccounts to increase your Fixed Annuity payments, we will determine the amount of your additional Fixed Annuity payments as follows. First, we will determine the Annuitized Value represented by the Annuity Units that you wish to apply to a Fixed Annuity payment. Then, we will apply that amount to the appropriate factor for the Payment Option you have selected, using either the Payment Option Tables in the Contract or our annuity tables for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee.

ANNUITY UNIT VALUE

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $10.000.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each Subaccount, we determine the Annuity Unit Value for any Valuation Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

(a)is the total of:

    (1)the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

    (2)the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

    (3)a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

(b)is the net asset value of the Portfolio share determined as of the Valuation Date at the end of the preceding Valuation Period; and

(c)is the mortality and expense risk charge and the administrative expense risk charge.

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

   Net Investment Factor = ($11.46/$11.44) - 0.0000340 = 1.0017142

The amount subtracted from the ratio of the two net asset values (0.0000340) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.25%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

                       $101.03523 X 1.0017142 = $101.19888
                       -----------------------
                             1.0000943

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 X $15.432655 = $116,412.31. There are no premium tax charges payable upon annuitization. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

   First Payment = $5.44 X ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

   Annuity Units = $633.28 / $132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

   Second Payment = 4.77697 X $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period, unless the Contract Owner makes a transfer. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.

EXPERTS


The financial statements included in this Statement of Additional Information and the related financial statement schedules have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS


The financial statements of the Sub-Accounts comprising the Separate Account as of December 31, 2007, and for the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and related financial statement schedules and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and financial statement schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contacts.

                                  APPENDIX A

   The names of the following Sub-Accounts changed since December 31, 2007. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:



Sub-Account Name as of December 31, 2007 (as
appears in the following tables of
Accumulation Unit Values)                     Sub-Account Name as of May 1, 2008
--------------------------------------------  --------------------------------------------
Alger American Growth Portfolio - Class O     Alger American LargeCap Growth Portfolio -
                                              Class O

Alger American Leveraged AllCap Portfolio -   Alger American Capital Appreciation
Class O                                       Portfolio - Class O

Alger American Small Cap Capitalization       Alger American Small Cap Growth Portfolio
Portfolio - Class O

MFS Emerging Growth Series - Initial Class    MFS Growth Series - Initial Class

STI Classic Large Cap Growth Stock Fund       RidgeWorth Large Cap Growth Stock Fund

STI Classic Large Cap Value Equity Fund       RidgeWorth Large Cap Value Equity Fund

Janus Aspen Series Foreign Stock Portfolio -  Janus Aspen Series International Growth
Service Shares                                Portfolio - Service Shares

Van Kampen LIT Aggressive Growth Portfolio,   Van Kampen LIT Mid Cap Growth Portfolio,
Class II                                      Class II

                    LBL CONSULTANT I VARIABLE ANNUITY--SAI
                          Accumulation Unit Values(1)
                     Basic Policy plus Death Benefit Rider
                          Mortality & Expense = 1.35



                                                            For the Year Ending December 31
                                                   --------------------------------------------------
Sub-Accounts                                         1998     1999      2000       2001       2002
------------                                       -------- -------- ---------- ---------- ----------
AIM V.I. Basic Value Fund--Series I
   Accumulation Unit Value, Beginning of Period           -        -          -          -          -
   Accumulation Unit Value, End of Period                 -        -          -          -          -
   Number of Units Outstanding, End of Period             -        -          -          -          -
Alger American Growth Portfolio--Class O
   Accumulation Unit Value, Beginning of Period    $ 10.000 $ 11.920 $   15.710 $   13.190 $   11.470
   Accumulation Unit Value, End of Period          $ 11.920 $ 15.710 $   13.190 $   11.470 $    7.573
   Number of Units Outstanding, End of Period        15,244  231,260    392,729    426,132    369,719
Alger American Income & Growth Portfolio--Class O
   Accumulation Unit Value, Beginning of Period    $ 10.000 $ 11.490 $   16.130 $   15.690 $   13.250
   Accumulation Unit Value, End of Period          $ 11.490 $ 16.130 $   15.690 $   13.250 $    8.999
   Number of Units Outstanding, End of Period         4,249  248,187    455,124    579,045    590,474
Alger American Leveraged AllCap Portfolio--Class O
   Accumulation Unit Value Beginning               $ 10.000 $ 12.800 $   22.460 $   16.640 $   13.790
   Accumulation Unit Value Ending                  $ 12.800 $ 22.460 $   16.640 $   13.790 $    8.982
   Number of Units Outstanding at End of Year         4,249   97,191    218,773    220,051    207,042
Alger American MidCap Growth Portfolio--Class O
   Accumulation Unit Value Beginning               $ 10.000 $ 11.590 $   15.060 $   16.200 $   19.930
   Accumulation Unit Value Ending                  $ 11.590 $ 15.060 $   16.200 $   19.930 $   10.366
   Number of Units Outstanding at End of Year         8,615   39,695    210,363    247,339    222,668
Alger American Small Capitalization--Class O
   Accumulation Unit Value Beginning               $ 10.000 $ 11.300 $   15.980 $   11.460 $    7.960
   Accumulation Unit Value Ending                  $ 11.300 $ 15.980 $   11.460 $    7.960 $    5.791
   Number of Units Outstanding at End of Year         2,569   33,114     71,824    120,316    178,044
DWS Bond VIP--Class A
   Accumulation Unit Value Beginning               $ 10.000 $ 10.180 $    9.940 $   10.830 $   11.290
   Accumulation Unit Value Ending                  $ 10.180 $  9.940 $   10.830 $   11.290 $   11.976
   Number of Units Outstanding at End of Year         2,343   27,938     72,535    198,874    231,418
DWS Global Opportunities VIP--Class A
   Accumulation Unit Value Beginning               $ 10.000 $ 10.760 $   17.600 $   16.430 $   12.210
   Accumulation Unit Value Ending                  $ 10.760 $ 17.600 $   16.430 $   12.210 $    9.639
   Number of Units Outstanding at End of Year             0   10,302     29,460     53,405     43,427
DWS Growth & Income VIP--Class A
   Accumulation Unit Value Beginning               $ 10.000 $ 10.510 $   10.990 $   10.610 $    9.270
   Accumulation Unit Value Ending                  $ 10.510 $ 10.990 $   10.610 $    9.270 $    7.025
   Number of Units Outstanding at End of Year         1,708   37,864     72,202     72,414     78,772
DWS International VIP--Class A
   Accumulation Unit Value Beginning               $ 10.000 $ 10.370 $   15.800 $   12.190 $    8.310
   Accumulation Unit Value Ending                  $ 10.370 $ 15.800 $   12.190 $    8.310 $    6.684
   Number of Units Outstanding at End of Year         5,932   21,515     42,270     42,578     58,038
Federated High Income Bond Fund II
   Accumulation Unit Value Beginning               $ 10.000 $  9.840 $    9.920 $    8.900 $    8.890
   Accumulation Unit Value Ending                  $  9.840 $  9.920 $    8.900 $    8.890 $    8.881
   Number of Units Outstanding at End of Year         7,379   64,354     83,036    174,251    167,054
Federated Fund for U.S. Government Securities II
   Accumulation Unit Value Beginning               $ 10.000 $ 10.260 $   10.050 $   10.990 $   11.600
   Accumulation Unit Value Ending                  $ 10.260 $ 10.050 $   10.990 $   11.600 $   12.463
   Number of Units Outstanding at End of Year        10,599   90,255     94,501    328,232    721,957
Federated Capital Income Fund II
   Accumulation Unit Value Beginning               $ 10.000 $ 11.130 $   11.150 $   10.010 $    8.510
   Accumulation Unit Value Ending                  $ 11.130 $ 11.150 $   10.010 $    8.510 $    6.379
   Number of Units Outstanding at End of Year        23,112  149,567    206,040    222,626    198,273
Fidelity VIP Asset Manager Portfolio--Initial
  Class
   Accumulation Unit Value Beginning               $ 10.000 $ 10.800 $   11.820 $   11.190 $   10.580
   Accumulation Unit Value Ending                  $ 10.800 $ 11.820 $   11.190 $   10.580 $    9.518
   Number of Units Outstanding at End of Year         7,062   66,166    125,550    130,300    131,396
Fidelity VIP Contrafund Portfolio--Initial Class
   Accumulation Unit Value Beginning               $ 10.000 $ 11.450 $   14.020 $   12.910 $   11.160
   Accumulation Unit Value Ending                  $ 11.450 $ 14.020 $   12.910 $   11.160 $    9.972
   Number of Units Outstanding at End of Year        22,847  262,116    536,494    609,613    654,730
Fidelity VIP Equity-Income Portfolio--Initial
  Class
   Accumulation Unit Value Beginning               $ 10.000 $ 10.820 $   11.340 $   12.120 $   11.350
   Accumulation Unit Value Ending                  $ 10.820 $ 11.340 $   12.120 $   11.350 $    9.293
   Number of Units Outstanding at End of Year        19,830  375,346    528,647    699,174    667,345
Fidelity VIP Growth Portfolio--Initial Class
   Accumulation Unit Value Beginning               $ 10.000 $ 11.620 $   15.730 $   13.810 $   11.200
   Accumulation Unit Value Ending                  $ 11.620 $ 15.730 $   13.810 $   11.200 $    7.718
   Number of Units Outstanding at End of Year        11,279  208,899    440,239    573,703    501,312
Fidelity VIP Index 500 Portfolio--Initial Class
   Accumulation Unit Value Beginning               $ 10.000 $ 11.350 $   13.490 $   12.050 $   10.440
   Accumulation Unit Value Ending                  $ 11.350 $ 13.490 $   12.050 $   10.440 $    8.002
   Number of Units Outstanding at End of Year       136,539  686,148  1,185,590  1,324,584  1,227,528
Fidelity VIP Money Market Portfolio--Initial Class
   Accumulation Unit Value Beginning               $ 10.000 $ 10.140 $   10.510 $   11.010 $   11.310
   Accumulation Unit Value Ending                  $ 10.140 $ 10.510 $   11.010 $   11.310 $   11.336
   Number of Units Outstanding at End of Year        53,103  435,122    503,912    713,649    835,286
Fidelity VIP Overseas Portfolio--Initial Class
   Accumulation Unit Value Beginning               $ 10.000 $ 10.490 $   14.750 $   11.760 $    9.130
   Accumulation Unit Value Ending                  $ 10.490 $ 14.750 $   11.760 $    9.130 $    7.177
   Number of Units Outstanding at End of Year         2,466   17,998     65,348     48,863     58,369
Janus Aspen Series Mid Cap Growth
  Portfolio--Institutional Shares
   Accumulation Unit Value Beginning               $ 10.000 $ 12.260 $   27.240 $   18.310 $   10.920
   Accumulation Unit Value Ending                  $ 12.260 $ 27.240 $   18.310 $   10.920 $    7.758
   Number of Units Outstanding at End of Year         4,799  105,275    348,193    327,949    298,122

                                                           For the Year Ending December 31
                                                   -----------------------------------------------
Sub-Accounts                                        1998     1999     2000      2001       2002
------------                                       ------- -------- -------- ---------- ----------
Janus Aspen Series Balanced
  Portfolio--Institutional Shares
   Accumulation Unit Value Beginning               $10.000 $ 11.680 $ 14.590 $   14.050 $   13.200
   Accumulation Unit Value Ending                  $11.680 $ 14.590 $ 14.050 $   13.200 $   12.173
   Number of Units Outstanding at End of Year       18,636  421,211  880,707  1,073,528  1,073,713
Janus Aspen Series Flexible Bond
  Portfolio--Institutional Shares
   Accumulation Unit Value Beginning               $10.000 $ 10.240 $ 10.260 $   10.740 $   11.410
   Accumulation Unit Value Ending                  $10.240 $ 10.260 $ 10.740 $   11.410 $   12.422
   Number of Units Outstanding at End of Year        7,491   50,882   95,620    201,415    364,612
Janus Aspen Series Large Cap Growth
  Portfolio--Institutional Shares
   Accumulation Unit Value Beginning               $10.000 $ 11.850 $ 16.810 $   14.160 $   10.500
   Accumulation Unit Value Ending                  $11.850 $ 16.810 $ 14.160 $   10.500 $    7.608
   Number of Units Outstanding at End of Year       14,182  338,171  824,297    831,836    709,678
Janus Aspen Series Foreign Stock
  Portfolio--Service Shares
   Accumulation Unit Value Beginning                     -        -        -          - $   10.000
   Accumulation Unit Value Ending                        -        -        -          - $    7.752
   Number of Units Outstanding at End of Year            -        -        -          -     10,436
Janus Aspen Series Worldwide Growth
  Portfolio--Institutional Shares
   Accumulation Unit Value Beginning               $10.000 $ 10.680 $ 17.300 $   14.380 $   10.990
   Accumulation Unit Value Ending                  $10.680 $ 17.300 $ 14.380 $   10.990 $    8.072
   Number of Units Outstanding at End of Year       60,930  411,137  825,885    882,326    778,175
Legg Mason Partners Variable Investors
  Portfolio--Class I
   Accumulation Unit Value Beginning                     -        -        -          -          -
   Accumulation Unit Value Ending                        -        -        -          -          -
   Number of Units Outstanding at End of Year            -        -        -          -          -
LSA Balanced
   Accumulation Unit Value Beginning                     -        -        -          - $   10.000
   Accumulation Unit Value Ending                        -        -        -          - $    8.666
   Number of Units Outstanding at End of Year            -        -        -          -      1,504
MFS Emerging Growth Series--Initial Class
   Accumulation Unit Value Beginning               $10.000 $ 11.740 $ 20.450 $   16.200 $   10.620
   Accumulation Unit Value Ending                  $11.740 $ 20.450 $ 16.200 $   10.620 $    6.933
   Number of Units Outstanding at End of Year           91   30,880   95,426    119,939    101,782
MFS Investors Trust Series--Initial Class
   Accumulation Unit Value Beginning               $10.000 $ 11.190 $ 11.760 $   11.580 $    9.590
   Accumulation Unit Value Ending                  $11.190 $ 11.760 $ 11.580 $    9.590 $    7.471
   Number of Units Outstanding at End of Year        8,633  111,594  186,023    212,902    214,241
MFS New Discovery Series--Initial Class
   Accumulation Unit Value Beginning               $10.000 $ 11.340 $ 19.390 $   18.730 $   17.530
   Accumulation Unit Value Ending                  $11.340 $ 19.390 $ 18.730 $   17.530 $   11.814
   Number of Units Outstanding at End of Year        2,858   21,614   92,514    102,691    134,660
MFS Research Series--Initial Class
   Accumulation Unit Value Beginning               $10.000 $ 11.070 $ 13.530 $   12.690 $    9.850
   Accumulation Unit Value Ending                  $11.070 $ 13.530 $ 12.690 $    9.850 $    7.325
   Number of Units Outstanding at End of Year        2,305   39,021   88,470    161,595    154,173
MFS Total Return Series--Initial Class
   Accumulation Unit Value Beginning               $10.000 $ 10.600 $ 10.770 $   12.320 $   12.170
   Accumulation Unit Value Ending                  $10.600 $ 10.770 $ 12.320 $   12.170 $   11.373
   Number of Units Outstanding at End of Year        8,539   43,038   99,543    366,464    351,276
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning                     -        -        -          -          -
   Accumulation Unit Value Ending                        -        -        -          -          -
   Number of Units Outstanding at End of Year            -        -        -          -          -
Premier VIT OpCap Small Cap Portfolio
   Accumulation Unit Value Beginning                     -        -        -          - $   10.000
   Accumulation Unit Value Ending                        -        -        -          - $    7.190
   Number of Units Outstanding at End of Year            -        -        -          -     28,026
Oppenheimer Main Street Small Cap
  Fund/VA--Service Shares
   Accumulation Unit Value Beginning                     -        -        -          - $   10.000
   Accumulation Unit Value Ending                        -        -        -          - $    7.837
   Number of Units Outstanding at End of Year            -        -        -          -     42,259
PIMCO VIT Foreign Bond Portfolio (U.S.
  Dollar-Hedged)-- Administrative Shares
   Accumulation Unit Value Beginning                     -        -        -          - $   10.000
   Accumulation Unit Value Ending                        -        -        -          - $   10.551
   Number of Units Outstanding at End of Year            -        -        -          -     18,833
PIMCO VIT Total Return Portfolio--Administrative
  Shares
   Accumulation Unit Value Beginning                     -        -        -          - $   10.000
   Accumulation Unit Value Ending                        -        -        -          - $   10.543
   Number of Units Outstanding at End of Year            -        -        -          -    262,044
Putnam VT International Growth and Income
  Fund--Class IB
   Accumulation Unit Value Beginning                     -        -        -          - $   10.000
   Accumulation Unit Value Ending                        -        -        -          - $    8.187
   Number of Units Outstanding at End of Year            -        -        -          -     20,588
STI Classic Large Cap Growth Stock Fund(2)
   Accumulation Unit Value Beginning                     - $ 10.000 $ 10.065 $   10.225 $    9.538
   Accumulation Unit Value Ending                        - $ 10.065 $ 10.225 $    9.538 $    7.343
   Number of Units Outstanding at End of Year            -    4,666    7,230      1,603      1,695
STI Classic Large Cap Value Equity Fund
   Accumulation Unit Value Beginning                     - $ 10.000 $  8.630 $    9.390 $    9.150
   Accumulation Unit Value Ending                        - $  8.630 $  9.390 $    9.150 $    7.485
   Number of Units Outstanding at End of Year            -      665    1,640     34,717     18,860
Strong Mid Cap Growth II--Investor Class
   Accumulation Unit Value Beginning               $10.000 $ 11.410 $ 21.350 $   17.920 $   12.220
   Accumulation Unit Value Ending                  $11.410 $ 21.350 $ 17.920 $   12.220 $    7.524
   Number of Units Outstanding at End of Year        3,091   36,267  125,889    114,860    116,972
Strong Opportunity II--Investor Class
   Accumulation Unit Value Beginning               $10.000 $ 10.930 $ 14.530 $   15.270 $   14.490
   Accumulation Unit Value Ending                  $10.930 $ 14.530 $ 15.270 $   14.490 $   10.449
   Number of Units Outstanding at End of Year        1,370   24,845   79,800    253,260    325,479
T. Rowe Price Equity Income Portfolio--I
   Accumulation Unit Value Beginning               $10.000 $ 10.780 $ 11.020 $   12.270 $   12.270
   Accumulation Unit Value Ending                  $10.780 $ 11.020 $ 12.270 $   12.270 $   10.510
   Number of Units Outstanding at End of Year       13,978   76,739  148,784    397,546    463,033
T. Rowe Price International Stock Portfolio--I
   Accumulation Unit Value Beginning               $10.000 $ 10.770 $ 14.150 $   11.460 $    8.790
   Accumulation Unit Value Ending                  $10.770 $ 14.150 $ 11.460 $    8.790 $    7.075
   Number of Units Outstanding at End of Year        5,160   27,663   75,690     92,414     80,308
T. Rowe Price Mid-Cap Growth Portfolio--I(3)
   Accumulation Unit Value Beginning               $10.000 $ 11.490 $ 14.020 $   14.840 $   14.490
   Accumulation Unit Value Ending                  $11.490 $ 14.020 $ 14.840 $   14.490 $   11.246

                                                        For the Year Ending December 31
                                                   ------------------------------------------
Sub-Accounts                                        1998    1999     2000     2001     2002
------------                                       ------- ------- -------- -------- --------
   Number of Units Outstanding at End of Year       43,441  96,322  143,110  170,663  283,461
T. Rowe Price New America Growth Portfolio--I
   Accumulation Unit Value Beginning               $10.000 $11.240 $ 12.490 $ 11.000 $  9.560
   Accumulation Unit Value Ending                  $11.240 $12.490 $ 11.000 $  9.560 $  6.754
   Number of Units Outstanding at End of Year        4,213  21,505   16,894   25,250   47,851
Van Kampen LIT Aggressive Growth Portfolio, Class
  II
   Accumulation Unit Value Beginning                     -       -        -        -        -
   Accumulation Unit Value Ending                        -       -        -        -        -
   Number of Units Outstanding at End of Year            -       -        -        -        -
Van Kampen LIT Growth and Income Portfolio, Class
  II
   Accumulation Unit Value Beginning                     -       -        -        -        -
   Accumulation Unit Value Ending                        -       -        -        -        -
   Number of Units Outstanding at End of Year            -       -        -        -        -
Van Kampen UIF U.S. Mid Cap Value Portfolio,
  Class I
   Accumulation Unit Value Beginning                     -       -        -        -        -
   Accumulation Unit Value Ending                        -       -        -        -        -
   Number of Units Outstanding at End of Year            -       -        -        -        -

                    LBL CONSULTANT I VARIABLE ANNUITY--SAI
                          Accumulation Unit Values(1)
                     Basic Policy plus Death Benefit Rider
                          Mortality & Expense = 1.35



                                                             For the Year Ending December 31
                                                    --------------------------------------------------
Sub-Accounts                                           2003       2004       2005      2006     2007
------------                                        ---------- ---------- ---------- -------- --------
AIM V.I. Basic Value Fund--Series I
   Accumulation Unit Value Beginning                         - $   10.000 $   10.806 $ 11.263 $ 12.567
   Accumulation Unit Value Ending                            - $   10.806 $   11.263 $ 12.567 $ 12.576
   Number of Units Outstanding at End of Year                -    105,095     90,403   82,864   68,073
Alger American Growth Portfolio--Class O
   Accumulation Unit Value Beginning                $    7.573 $   10.089 $   10.490 $ 11.584 $ 12.005
   Accumulation Unit Value Ending                   $   10.089 $   10.490 $   11.584 $ 12.005 $ 14.192
   Number of Units Outstanding at End of Year          352,827    311,988    260,355  184,866  137,671
Alger American Income & Growth Portfolio--Class O
   Accumulation Unit Value Beginning                $    8.999 $   11.516 $   12.241 $ 12.480 $ 13.446
   Accumulation Unit Value Ending                   $   11.516 $   12.241 $   12.480 $ 13.446 $ 14.594
   Number of Units Outstanding at End of Year          538,098    425,601    358,612  265,392  205,846
Alger American Leveraged AllCap Portfolio--Class O
   Accumulation Unit Value Beginning                $    8.982 $   11.927 $   12.717 $ 14.346 $ 16.864
   Accumulation Unit Value Ending                   $   11.927 $   12.717 $   14.346 $ 16.864 $ 22.193
   Number of Units Outstanding at End of Year          184,952    167,237    149,408  131,941  120,985
Alger American MidCap Growth Portfolio--Class O
   Accumulation Unit Value Beginning                $   10.366 $   15.100 $   16.824 $ 18.212 $ 19.771
   Accumulation Unit Value Ending                   $   15.100 $   16.824 $   18.212 $ 19.771 $ 25.634
   Number of Units Outstanding at End of Year          261,593    253,128    299,207  207,085  178,432
Alger American Small Capitalization--Class O
   Accumulation Unit Value Beginning                $    5.791 $    8.124 $    9.334 $ 10.753 $ 12.721
   Accumulation Unit Value Ending                   $    8.124 $    9.334 $   10.753 $ 12.721 $ 14.698
   Number of Units Outstanding at End of Year          192,091    311,336    234,525  117,811  318,444
DWS Balanced VIP--Class A
   Accumulation Unit Value Beginning                         -          - $   10.000 $ 10.587 $ 11.504
   Accumulation Unit Value Ending                            -          - $   10.587 $ 11.504 $ 11.887
   Number of Units Outstanding at End of Year                -          -    207,687  178,033  145,992
DWS Bond VIP--Class A
   Accumulation Unit Value Beginning                $   11.976 $   12.401 $   12.880 $ 13.026 $ 13.444
   Accumulation Unit Value Ending                   $   12.401 $   12.880 $   13.026 $ 13.444 $ 13.803
   Number of Units Outstanding at End of Year          212,847    192,033    178,999  160,858  135,792
DWS Global Opportunities VIP--Class A
   Accumulation Unit Value Beginning                $    9.639 $   14.164 $   17.220 $ 20.059 $ 24.136
   Accumulation Unit Value Ending                   $   14.164 $   17.220 $   20.059 $ 24.136 $ 26.007
   Number of Units Outstanding at End of Year           64,362     71,497     75,988   79,794   77,932
DWS Growth & Income VIP--Class A
   Accumulation Unit Value Beginning                $    7.025 $    8.776 $    9.528 $  9.961 $ 11.156
   Accumulation Unit Value Ending                   $    8.776 $    9.528 $    9.961 $ 11.156 $ 11.144
   Number of Units Outstanding at End of Year           84,611     80,031     72,967   51,757   46,646
DWS International VIP--Class A
   Accumulation Unit Value Beginning                $    6.684 $    8.416 $    9.666 $ 11.068 $ 13.735
   Accumulation Unit Value Ending                   $    8.416 $    9.666 $   11.068 $ 13.735 $ 15.511
   Number of Units Outstanding at End of Year           60,739     60,597     51,493   72,779   59,656
Federated High Income Bond Fund II
   Accumulation Unit Value Beginning                $    8.881 $   10.698 $   11.647 $ 11.785 $ 12.871
   Accumulation Unit Value Ending                   $   10.698 $   11.647 $   11.785 $ 12.871 $ 13.119
   Number of Units Outstanding at End of Year          281,700    312,748    277,207  267,190  197,260
Federated Fund for U.S. Government Securities II
   Accumulation Unit Value Beginning                $   12.463 $   12.574 $   12.840 $ 12.913 $ 13.254
   Accumulation Unit Value Ending                   $   12.574 $   12.840 $   12.913 $ 13.254 $ 13.883
   Number of Units Outstanding at End of Year          545,703    486,928    413,083  307,757  305,195
Federated Capital Income Fund II
   Accumulation Unit Value Beginning                $    6.379 $    7.586 $    8.219 $  8.610 $  9.814
   Accumulation Unit Value Ending                   $    7.586 $    8.219 $    8.610 $  9.814 $ 10.063
   Number of Units Outstanding at End of Year          165,477    131,886    106,523   88,379   79,360
Fidelity VIP Asset Manager Portfolio--Initial Class
   Accumulation Unit Value Beginning                $    9.518 $   11.067 $   11.504 $ 11.798 $ 12.479
   Accumulation Unit Value Ending                   $   11.067 $   11.504 $   11.798 $ 12.479 $ 14.205
   Number of Units Outstanding at End of Year          127,905    135,064    127,362   99,771   82,349
Fidelity VIP Contrafund Portfolio--Initial Class
   Accumulation Unit Value Beginning                $    9.972 $   12.626 $   14.370 $ 16.563 $ 18.238
   Accumulation Unit Value Ending                   $   12.626 $   14.370 $   16.563 $ 18.238 $ 21.136
   Number of Units Outstanding at End of Year          761,503    795,462    927,577  712,579  575,079
Fidelity VIP Equity-Income Portfolio--Initial Class
   Accumulation Unit Value Beginning                $    9.293 $   11.938 $   13.123 $ 13.693 $ 16.222
   Accumulation Unit Value Ending                   $   11.938 $   13.123 $   13.693 $ 16.222 $ 16.232
   Number of Units Outstanding at End of Year          634,962    642,647    573,244  451,230  357,268
Fidelity VIP Growth Portfolio--Initial Class
   Accumulation Unit Value Beginning                $    7.718 $   10.106 $   10.297 $ 10.738 $ 11.309
   Accumulation Unit Value Ending                   $   10.106 $   10.297 $   10.738 $ 11.309 $ 14.150
   Number of Units Outstanding at End of Year          486,055    475,294    399,645  348,620  297,256
Fidelity VIP Index 500 Portfolio--Initial Class
   Accumulation Unit Value Beginning                $    8.002 $   10.128 $   11.042 $ 11.408 $ 13.013
   Accumulation Unit Value Ending                   $   10.128 $   11.042 $   11.408 $ 13.013 $ 13.522
   Number of Units Outstanding at End of Year        1,247,222  1,204,079  1,122,061  775,934  652,282
Fidelity VIP Money Market Portfolio--Initial Class
   Accumulation Unit Value Beginning                $   11.336 $   11.284 $   11.256 $ 11.432 $ 11.818
   Accumulation Unit Value Ending                   $   11.284 $   11.256 $   11.432 $ 11.818 $ 12.255
   Number of Units Outstanding at End of Year          669,921    627,640    675,260  777,215  735,653
Fidelity VIP Overseas Portfolio--Initial Class
   Accumulation Unit Value Beginning                $    7.177 $   10.141 $   11.358 $ 13.328 $ 15.511
   Accumulation Unit Value Ending                   $   10.141 $   11.358 $   13.328 $ 15.511 $ 17.933
   Number of Units Outstanding at End of Year          117,299    133,210    146,833  149,461  125,346

                                                                          For the Year Ending December 31
                                                                    --------------------------------------------
Sub-Accounts                                                          2003     2004     2005     2006     2007
------------                                                        -------- -------- -------- -------- --------
Janus Aspen Series Mid Cap Growth Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                $  7.758 $ 10.331 $ 12.295 $ 13.610 $ 15.240
   Accumulation Unit Value Ending                                   $ 10.331 $ 12.295 $ 13.610 $ 15.240 $ 18.330
   Number of Units Outstanding at End of Year                        276,454  397,665  212,827  178,520  338,831
Janus Aspen Series Balanced Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                $ 12.173 $ 13.684 $ 14.637 $ 15.574 $ 16.996
   Accumulation Unit Value Ending                                   $ 13.684 $ 14.637 $ 15.574 $ 16.996 $ 18.514
   Number of Units Outstanding at End of Year                        904,975  813,548  672,165  556,100  437,002
Janus Aspen Series Flexible Bond Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                $ 12.422 $ 13.026 $ 13.347 $ 13.419 $ 13.784
   Accumulation Unit Value Ending                                   $ 13.026 $ 13.347 $ 13.419 $ 13.784 $ 14.541
   Number of Units Outstanding at End of Year                        372,832  319,960  280,904  207,568  215,616
Janus Aspen Series Large Cap Growth Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                $  7.608 $  9.877 $ 10.175 $ 10.459 $ 11.482
   Accumulation Unit Value Ending                                   $  9.877 $ 10.175 $ 10.459 $ 11.482 $ 13.023
   Number of Units Outstanding at End of Year                        621,129  528,557  429,458  309,264  238,000
Janus Aspen Series Foreign Stock Portfolio--Service Shares
   Accumulation Unit Value Beginning                                $  7.750 $  10.19 $ 11.875 $ 12.435 $ 14.469
   Accumulation Unit Value Ending                                   $ 10.191 $ 11.875 $ 12.435 $ 14.469 $ 16.863
   Number of Units Outstanding at End of Year                         18,409   38,184   31,133   24,986   30,523
Janus Aspen Series Worldwide Growth Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                $  8.070 $   9.86 $ 10.187 $ 10.630 $ 12.385
   Accumulation Unit Value Ending                                   $  9.864 $ 10.187 $ 10.630 $ 12.385 $ 13.380
   Number of Units Outstanding at End of Year                        632,423  540,179  448,723  282,234  210,257
Legg Mason Partners Variable Investors Portfolio--Class I
   Accumulation Unit Value Beginning                                       - $  10.00 $ 10.939 $ 11.487 $ 13.389
   Accumulation Unit Value Ending                                          - $ 10.939 $ 11.487 $ 13.389 $ 13.710
   Number of Units Outstanding at End of Year                              -   16,313   15,313   17,952   10,580
LSA Balanced
   Accumulation Unit Value Beginning                                $   8.67 $ 11.037        -        -        -
   Accumulation Unit Value Ending                                   $ 11.037 $ 11.163        -        -        -
   Number of Units Outstanding at End of Year                         46,534        0        -        -        -
MFS Emerging Growth Series--Initial Class
   Accumulation Unit Value Beginning                                $   6.93 $  8.899 $  9.908 $ 10.663 $ 11.339
   Accumulation Unit Value Ending                                   $  8.899 $  9.908 $ 10.663 $ 11.339 $ 13.541
   Number of Units Outstanding at End of Year                         99,508   77,890   76,604   61,810   55,900
MFS Investors Trust Series--Initial Class
   Accumulation Unit Value Beginning                                $   7.47 $  8.994 $  9.871 $ 10.441 $ 11.628
   Accumulation Unit Value Ending                                   $  8.994 $  9.871 $ 10.441 $ 11.628 $ 12.641
   Number of Units Outstanding at End of Year                        191,488  166,320  150,121   80,157   62,577
MFS New Discovery Series--Initial Class
   Accumulation Unit Value Beginning                                $  11.81 $ 15.570 $ 16.346 $ 16.957 $ 18.922
   Accumulation Unit Value Ending                                   $ 15.570 $ 16.346 $ 16.957 $ 18.922 $ 19.117
   Number of Units Outstanding at End of Year                        142,686  104,037   83,431   68,138   58,911
MFS Research Series--Initial Class
   Accumulation Unit Value Beginning                                $   7.33 $  9.003 $ 10.280 $ 10.923 $ 11.894
   Accumulation Unit Value Ending                                   $  9.003 $ 10.280 $ 10.923 $ 11.894 $ 13.270
   Number of Units Outstanding at End of Year                        141,365  104,339   89,332   76,384   69,083
MFS Total Return Series--Initial Class
   Accumulation Unit Value Beginning                                $  11.37 $ 13.039 $ 14.307 $ 14.499 $ 15.990
   Accumulation Unit Value Ending                                   $ 13.039 $ 14.307 $ 14.499 $ 15.990 $ 16.423
   Number of Units Outstanding at End of Year                        431,129  484,074  531,136  473,331  389,873
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning                                       - $  10.00 $ 10.798 $ 10.934 $ 11.941
   Accumulation Unit Value Ending                                          - $ 10.798 $ 10.934 $ 11.941 $ 11.246
   Number of Units Outstanding at End of Year                              -   59,439   50,470   39,805   27,391
Premier VIT OpCap Small Cap Portfolio
   Accumulation Unit Value Beginning                                $   7.19 $ 10.110 $ 11.746 $ 11.584 $ 14.167
   Accumulation Unit Value Ending                                   $ 10.110 $ 11.746 $ 11.584 $ 14.167 $ 14.043
   Number of Units Outstanding at End of Year                         78,738  101,370   81,514   69,811   57,503
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
   Accumulation Unit Value Beginning                                $  7.837 $ 11.141 $ 13.087 $ 14.152 $ 15.994
   Accumulation Unit Value Ending                                   $ 11.141 $ 13.087 $ 14.152 $ 15.994 $ 15.543
   Number of Units Outstanding at End of Year                         81,748  106,022  156,180  344,991   73,975
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--
  Administrative Shares
   Accumulation Unit Value Beginning                                $ 10.551 $ 10.633 $ 11.063 $ 11.466 $ 11.549
   Accumulation Unit Value Ending                                   $ 10.633 $ 11.063 $ 11.466 $ 11.549 $ 11.795
   Number of Units Outstanding at End of Year                         48,475   64,555   71,226   53,477   42,730
PIMCO VIT Total Return Portfolio--Administrative Shares
   Accumulation Unit Value Beginning                                $ 10.543 $ 10.915 $ 11.283 $ 11.392 $ 11.662
   Accumulation Unit Value Ending                                   $ 10.915 $ 11.283 $ 11.392 $ 11.662 $ 12.500
   Number of Units Outstanding at End of Year                        477,147  496,866  437,361  379,913  311,272
Putnam VT International Growth and Income Fund--Class IB
   Accumulation Unit Value Beginning                                $  8.187 $ 11.124 $ 13.264 $ 14.917 $ 18.706
   Accumulation Unit Value Ending                                   $ 11.124 $ 13.264 $ 14.917 $ 18.706 $ 19.727
   Number of Units Outstanding at End of Year                         33,361   60,246   51,308   64,700   68,254
STI Classic Large Cap Growth Stock Fund(2)
   Accumulation Unit Value Beginning                                $  7.343 $  8.573 $  9.020 $  8.810 $  9.624
   Accumulation Unit Value Ending                                   $  8.573 $  9.020 $  8.810 $  9.624 $ 10.934
   Number of Units Outstanding at End of Year                         66,395   62,996   44,867   33,119   35,339
STI Classic Large Cap Value Equity Fund
   Accumulation Unit Value Beginning                                $  7.485 $  9.083 $ 10.321 $ 10.555 $ 12.740
   Accumulation Unit Value Ending                                   $  9.083 $ 10.321 $ 10.555 $ 12.740 $ 13.002
   Number of Units Outstanding at End of Year                         19,189   54,649   46,116   48,858   28,736
Strong Mid Cap Growth II--Investor Class
   Accumulation Unit Value Beginning                                $  7.524 $  9.953        -        -        -
   Accumulation Unit Value Ending                                   $  9.953 $ 11.689        -        -        -
   Number of Units Outstanding at End of Year                        119,849  124,471        -        -        -
Strong Opportunity II--Investor Class
   Accumulation Unit Value Beginning                                $ 10.449 $ 14.110        -        -        -
   Accumulation Unit Value Ending                                   $ 14.110 $ 16.441        -        -        -
   Number of Units Outstanding at End of Year                        282,337  224,911        -        -        -
T. Rowe Price Equity Income Portfolio--I
   Accumulation Unit Value Beginning                                $ 10.510 $ 13.000 $ 14.724 $ 15.082 $ 17.685
   Accumulation Unit Value Ending                                   $ 13.000 $ 14.724 $ 15.082 $ 17.685 $ 17.998
   Number of Units Outstanding at End of Year                        529,345  637,860  582,053  465,452  371,950
T. Rowe Price International Stock Portfolio--I
   Accumulation Unit Value Beginning                                $  7.075 $  9.102 $ 10.207 $ 11.673 $ 13.703
   Accumulation Unit Value Ending                                   $  9.102 $ 10.207 $ 11.673 $ 13.703 $ 15.264

                                                              For the Year Ending December 31
                                                        --------------------------------------------
Sub-Accounts                                              2003     2004     2005     2006     2007
------------                                            -------- -------- -------- -------- --------
   Number of Units Outstanding at End of Year            100,861  108,187  107,804   93,407   90,287
T. Rowe Price Mid-Cap Growth Portfolio--I(3)
   Accumulation Unit Value Beginning                    $ 11.246 $ 15.340 $ 17.892 $ 20.234 $ 21.267
   Accumulation Unit Value Ending                       $ 15.340 $ 17.892 $ 20.234 $ 21.267 $ 24.631
   Number of Units Outstanding at End of Year            396,986  398,739  326,796  210,502  144,149
T. Rowe Price New America Growth Portfolio--I
   Accumulation Unit Value Beginning                    $  6.754 $  8.993 $  9.828 $ 10.121 $ 10.707
   Accumulation Unit Value Ending                       $  8.993 $  9.828 $ 10.121 $ 10.707 $ 12.006
   Number of Units Outstanding at End of Year             51,497   48,594   78,987   89,378   70,018
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning                           - $ 10.000 $ 11.141 $ 12.202 $ 12.619
   Accumulation Unit Value Ending                              - $ 11.141 $ 12.202 $ 12.619 $ 14.625
   Number of Units Outstanding at End of Year                  -   13,718   15,602   16,617   14,347
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning                    $  8.152 $ 10.258 $ 11.538 $ 12.478 $ 14.263
   Accumulation Unit Value Ending                       $ 10.258 $ 11.538 $ 12.478 $ 14.263 $ 14.412
   Number of Units Outstanding at End of Year            129,668  241,428  280,190  251,100  182,053
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I(4)
   Accumulation Unit Value Beginning                           - $ 10.000 $ 11.320 $ 12.530 $ 14.904
   Accumulation Unit Value Ending                              - $ 11.320 $ 12.530 $ 14.904 $ 15.841
   Number of Units Outstanding at End of Year                  -  117,397  157,466  242,573  113,270
Wells Fargo Advantage VT Discovery Fund
   Accumulation Unit Value Beginning                           -        - $ 10.000 $ 11.464 $ 12.954
   Accumulation Unit Value Ending                              -        - $ 11.464 $ 12.954 $ 15.617
   Number of Units Outstanding at End of Year                  -        -  122,023   95,244   78,865
Wells Fargo Advantage VT Opportunity Fund
   Accumulation Unit Value Beginning                           -        - $ 10.000 $ 11.023 $ 12.193
   Accumulation Unit Value Ending                              -        - $ 11.023 $ 12.193 $ 12.814
   Number of Units Outstanding at End of Year                  -        -  300,050  203,235  166,470



* The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock--Service Shares Sub-Account, LSA Balanced, Oppenheimer Main Street Small Cap/VA--Service Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)--Administrative Shares Sub-Account, PIMCO VIT Total Return--Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT OpCap Small Cap Sub-Account, Putnam VT International Growth and Income--Class IB Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Growth and Income, Class II Sub-Account which were first offered under the Contracts on May 1, 2002; the AIM V.I. Basic Value--Series I Sub-Account, Legg Mason Partners Variable Investors--Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced--Class A Sub-Account which was first offered under the Contracts on April 29, 2005.

                    LBL CONSULTANT I VARIABLE ANNUITY--SAI
                          Accumulation Unit Values(1)
                    Basic Policy plus Income Benefit Rider
                           Mortality & Expense = 1.5



                                                         For the Year Ending December 31
                                                    ------------------------------------------
Sub-Accounts                                         2000    2001     2002     2003     2004
------------                                        ------- ------- -------- -------- --------
AIM V.I. Basic Value Fund--Series I
   Accumulation Unit Value Beginning                      -       -        -        - $ 10.000
   Accumulation Unit Value Ending                         -       -        -        - $ 10.795
   Number of Units Outstanding at End of Year             -       -        -        -  124,889
Alger American Growth Portfolio--Class O
   Accumulation Unit Value Beginning                $10.000 $ 8.170 $  7.090 $  4.675 $  6.218
   Accumulation Unit Value Ending                   $ 8.170 $ 7.090 $  4.675 $  6.218 $  6.456
   Number of Units Outstanding at End of Year        11,665  17,727   57,432  226,455  285,968
Alger American Income & Growth Portfolio--Class O
   Accumulation Unit Value Beginning                $10.000 $ 9.290 $  7.830 $  5.311 $  6.786
   Accumulation Unit Value Ending                   $ 9.290 $ 7.830 $  5.311 $  6.786 $  7.202
   Number of Units Outstanding at End of Year        32,923  45,318  116,814  185,177  215,770
Alger American Leveraged AllCap Portfolio--Class O
   Accumulation Unit Value Beginning                $10.000 $ 7.690 $  6.360 $  4.137 $  5.485
   Accumulation Unit Value Ending                   $ 7.690 $ 6.360 $  4.137 $  5.485 $  5.840
   Number of Units Outstanding at End of Year        24,376  31,328   52,215  133,458  170,900
Alger American MidCap Growth Portfolio--Class O
   Accumulation Unit Value Beginning                $10.000 $ 9.450 $  8.690 $  6.026 $  8.765
   Accumulation Unit Value Ending                   $ 9.450 $ 8.690 $  6.026 $  8.765 $  9.751
   Number of Units Outstanding at End of Year         3,811  16,720   45,527  172,689  252,067
Alger American Small Capitalization--Class O
   Accumulation Unit Value Beginning                $10.000 $ 7.220 $  5.010 $  3.637 $  5.096
   Accumulation Unit Value Ending                   $ 7.220 $ 5.010 $  3.637 $  5.096 $  5.846
   Number of Units Outstanding at End of Year             -   5,455   34,486   99,362  147,944
DWS Balanced VIP--Class A
   Accumulation Unit Value Beginning                      -       -        -        -        -
   Accumulation Unit Value Ending                         -       -        -        -        -
   Number of Units Outstanding at End of Year             -       -        -        -        -
DWS Bond VIP--Class A
   Accumulation Unit Value Beginning                $10.000 $10.620 $ 11.060 $ 11.713 $ 12.111
   Accumulation Unit Value Ending                   $10.620 $11.060 $ 11.713 $ 12.111 $ 12.560
   Number of Units Outstanding at End of Year             0  10,551   13,712   89,535  104,889
DWS Global Opportunities VIP--Class A
   Accumulation Unit Value Beginning                $10.000 $ 9.130 $  6.770 $  5.340 $  7.835
   Accumulation Unit Value Ending                   $ 9.130 $ 6.770 $  5.340 $  7.835 $  9.511
   Number of Units Outstanding at End of Year         1,262   4,666   16,395   64,597   85,021
DWS Growth & Income VIP--Class A
   Accumulation Unit Value Beginning                $10.000 $ 9.600 $  8.380 $  6.337 $  7.904
   Accumulation Unit Value Ending                   $ 9.600 $ 8.380 $  6.337 $  7.904 $  8.569
   Number of Units Outstanding at End of Year             0   3,011    6,015   29,722   32,112
DWS International VIP--Class A
   Accumulation Unit Value Beginning                $10.000 $ 8.720 $  5.930 $  4.764 $  5.990
   Accumulation Unit Value Ending                   $ 8.720 $ 5.930 $  4.764 $  5.990 $  6.869
   Number of Units Outstanding at End of Year             0     931    7,720   29,032   40,501
Federated High Income Bond Fund II
   Accumulation Unit Value Beginning                $10.000 $ 9.200 $  9.180 $  9.160 $ 11.018
   Accumulation Unit Value Ending                   $ 9.200 $ 9.180 $  9.160 $ 11.018 $ 11.977
   Number of Units Outstanding at End of Year             -  16,922   10,919   25,355  259,206
Federated Fund for U.S. Government Securities II
   Accumulation Unit Value Beginning                $10.000 $10.620 $ 11.180 $ 12.002 $ 12.090
   Accumulation Unit Value Ending                   $10.620 $11.180 $ 12.002 $ 12.090 $ 12.328
   Number of Units Outstanding at End of Year             0   8,056   34,157  111,727  159,145
Federated Capital Income Fund II
   Accumulation Unit Value Beginning                $10.000 $ 9.148 $  7.767 $  5.813 $  6.903
   Accumulation Unit Value Ending                   $ 9.148 $ 7.767 $  5.813 $  6.903 $  7.468
   Number of Units Outstanding at End of Year         1,066   9,663   38,618  155,386   42,894
Fidelity VIP Asset Manager Portfolio--Initial Class
   Accumulation Unit Value Beginning                $10.000 $ 9.600 $  9.060 $  8.135 $  9.445
   Accumulation Unit Value Ending                   $ 9.600 $ 9.060 $  8.135 $  9.445 $  9.804
   Number of Units Outstanding at End of Year             0   2,311    5,169   20,603   36,345
Fidelity VIP Contrafund Portfolio--Initial Class
   Accumulation Unit Value Beginning                $10.000 $ 9.390 $  8.110 $  7.231 $  9.142
   Accumulation Unit Value Ending                   $ 9.390 $ 8.110 $  7.231 $  9.142 $ 10.389
   Number of Units Outstanding at End of Year         1,873  19,604   66,509  274,786  398,909
Fidelity VIP Equity-Income Portfolio--Initial Class
   Accumulation Unit Value Beginning                $10.000 $11.050 $ 10.340 $  8.447 $ 10.835
   Accumulation Unit Value Ending                   $11.050 $10.340 $  8.447 $ 10.835 $ 11.893
   Number of Units Outstanding at End of Year        29,062  13,148   36,544  172,352  238,847
Fidelity VIP Growth Portfolio--Initial Class
   Accumulation Unit Value Beginning                $10.000 $ 8.400 $  6.810 $  4.683 $  6.123
   Accumulation Unit Value Ending                   $ 8.400 $ 6.810 $  4.683 $  6.123 $  6.229
   Number of Units Outstanding at End of Year         1,959  11,192   30,328  216,283  394,806
Fidelity VIP Index 500 Portfolio--Initial Class
   Accumulation Unit Value Beginning                $10.000 $ 9.050 $  7.830 $  5.990 $  7.569
   Accumulation Unit Value Ending                   $ 9.050 $ 7.830 $  5.990 $  7.569 $  8.240
   Number of Units Outstanding at End of Year        28,690  59,994  150,953  512,093  653,279
Fidelity VIP Money Market Portfolio--Initial Class
   Accumulation Unit Value Beginning                $10.000 $10.240 $ 10.500 $ 10.509 $ 10.446
   Accumulation Unit Value Ending                   $10.240 $10.500 $ 10.509 $ 10.446 $ 10.404
   Number of Units Outstanding at End of Year             0  12,384  105,324   98,684  158,446
Fidelity VIP Overseas Portfolio--Initial Class
   Accumulation Unit Value Beginning                $10.000 $ 8.450 $  6.560 $  5.144 $  7.258
   Accumulation Unit Value Ending                   $ 8.450 $ 6.560 $  5.144 $  7.258 $  8.117
   Number of Units Outstanding at End of Year             0   2,037   12,874   61,033  113,024

                                                                            For the Year Ending December 31
                                                                      -------------------------------------------
Sub-Accounts                                                           2000     2001     2002     2003     2004
------------                                                          ------- -------- -------- -------- --------
Janus Aspen Series Mid Cap Growth Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                  $10.000 $  6.660 $  3.970 $  2.814 $  3.741
   Accumulation Unit Value Ending                                     $ 6.660 $  3.970 $  2.814 $  3.741 $  4.445
   Number of Units Outstanding at End of Year                          23,498   35,242   57,997   97,942   94,730
Janus Aspen Series Balanced Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                  $10.000 $  9.630 $  9.030 $  8.314 $  9.332
   Accumulation Unit Value Ending                                     $ 9.630 $  9.030 $  8.314 $  9.332 $  9.967
   Number of Units Outstanding at End of Year                          16,514  103,921  127,383  213,742  241,921
Janus Aspen Series Flexible Bond Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                  $10.000 $ 10.410 $ 11.040 $ 12.003 $ 12.567
   Accumulation Unit Value Ending                                     $10.410 $ 11.040 $ 12.003 $ 12.567 $ 12.858
   Number of Units Outstanding at End of Year                               0    7,300   26,738   63,249   94,082
Janus Aspen Series Large Cap Growth Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                  $10.000 $  8.330 $  6.170 $  4.463 $  5.786
   Accumulation Unit Value Ending                                     $ 8.330 $  6.170 $  4.463 $  5.786 $  5.952
   Number of Units Outstanding at End of Year                          13,838   55,130  119,868  194,572  194,209
Janus Aspen Series Foreign Stock Portfolio--Service Shares
   Accumulation Unit Value Beginning                                        -        - $ 10.000 $  7.744 $ 10.166
   Accumulation Unit Value Ending                                           -        - $  7.744 $ 10.166 $ 11.828
   Number of Units Outstanding at End of Year                               -        -    7,447   18,672   32,276
Janus Aspen Series Worldwide Growth Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                  $10.000 $  8.200 $  6.260 $  4.586 $  5.597
   Accumulation Unit Value Ending                                     $ 8.200 $  6.260 $  4.586 $  5.597 $  5.771
   Number of Units Outstanding at End of Year                              19   46,011   70,099  135,661  164,971
Legg Mason Partners Variable Investors Portfolio--Class I
   Accumulation Unit Value Beginning                                        -        -        -        - $ 10.000
   Accumulation Unit Value Ending                                           -        -        -        - $ 10.928
   Number of Units Outstanding at End of Year                               -        -        -        -   59,957
LSA Balanced
   Accumulation Unit Value Beginning                                        -        - $ 10.000 $  8.657 $ 11.010
   Accumulation Unit Value Ending                                           -        - $  8.657 $ 11.010 $ 11.130
   Number of Units Outstanding at End of Year                               -        -    3,951   16,465        0
MFS Emerging Growth Series--Initial Class
   Accumulation Unit Value Beginning                                  $10.000 $  8.160 $  5.340 $  3.482 $  4.463
   Accumulation Unit Value Ending                                     $ 8.160 $  5.340 $  3.482 $  4.463 $  4.962
   Number of Units Outstanding at End of Year                          13,552   16,794   31,291   74,519   85,052
MFS Investors Trust Series--Initial Class
   Accumulation Unit Value Beginning                                  $10.000 $  9.850 $  8.150 $  6.339 $  7.620
   Accumulation Unit Value Ending                                     $ 9.850 $  8.150 $  6.339 $  7.620 $  8.351
   Number of Units Outstanding at End of Year                              10    5,123   18,699   55,726   65,590
MFS New Discovery Series--Initial Class
   Accumulation Unit Value Beginning                                  $10.000 $  8.970 $  8.390 $  5.643 $  7.426
   Accumulation Unit Value Ending                                     $ 8.970 $  8.390 $  5.643 $  7.426 $  7.785
   Number of Units Outstanding at End of Year                           3,618   12,324   43,891  147,866  192,944
MFS Research Series--Initial Class
   Accumulation Unit Value Beginning                                  $10.000 $  8.880 $  6.880 $  5.110 $  6.271
   Accumulation Unit Value Ending                                     $ 8.880 $  6.880 $  5.110 $  6.271 $  7.149
   Number of Units Outstanding at End of Year                           1,514   12,325   15,136   19,420   25,693
MFS Total Return Series--Initial Class
   Accumulation Unit Value Beginning                                  $10.000 $ 11.210 $ 11.060 $ 10.324 $ 11.819
   Accumulation Unit Value Ending                                     $11.210 $ 11.060 $ 10.324 $ 11.819 $ 12.948
   Number of Units Outstanding at End of Year                           1,046   10,121   54,314  131,451  165,044
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning                                        -        -        -        - $ 10.000
   Accumulation Unit Value Ending                                           -        -        -        - $ 10.787
   Number of Units Outstanding at End of Year                               -        -        -        -   30,117
Premier VIT OpCap Small Cap Portfolio
   Accumulation Unit Value Beginning                                        -        - $ 10.000 $  7.183 $ 10.084
   Accumulation Unit Value Ending                                           -        - $  7.183 $ 10.084 $ 11.699
   Number of Units Outstanding at End of Year                               -        -    9,769   63,063   99,363
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
   Accumulation Unit Value Beginning                                        -        - $ 10.000 $  7.829 $ 11.113
   Accumulation Unit Value Ending                                           -        - $  7.829 $ 11.113 $ 13.035
   Number of Units Outstanding at End of Year                               -        -    5,536   61,048  121,027
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative
  Shares
   Accumulation Unit Value Beginning                                        -        - $ 10.000 $ 10.540 $ 10.607
   Accumulation Unit Value Ending                                           -        - $ 10.540 $ 10.607 $ 11.019
   Number of Units Outstanding at End of Year                               -        -      432   23,673   41,099
PIMCO VIT Total Return Portfolio--Administrative Shares
   Accumulation Unit Value Beginning                                        -        - $ 10.000 $ 10.532 $ 10.887
   Accumulation Unit Value Ending                                           -        - $ 10.532 $ 10.887 $ 11.238
   Number of Units Outstanding at End of Year                               -        -   47,297  186,545  258,505
Putnam VT International Growth and Income Fund--Class IB
   Accumulation Unit Value Beginning                                        -        - $ 10.000 $  8.179 $ 11.096
   Accumulation Unit Value Ending                                           -        - $  8.179 $ 11.096 $ 13.211
   Number of Units Outstanding at End of Year                               -        -    7,378   23,617   30,902
STI Classic Large Cap Growth Stock Fund(2)
   Accumulation Unit Value Beginning                                  $10.000 $  9.640 $  8.980 $  6.905 $  8.049
   Accumulation Unit Value Ending                                     $ 9.640 $  8.980 $  6.905 $  8.049 $  8.456
   Number of Units Outstanding at End of Year                               0    1,485    5,973   18,855   37,606
STI Classic Large Cap Value Equity Fund
   Accumulation Unit Value Beginning                                  $10.000 $ 11.710 $ 11.390 $  9.309 $ 11.279
   Accumulation Unit Value Ending                                     $11.710 $ 11.390 $  9.309 $ 11.279 $ 12.798
   Number of Units Outstanding at End of Year                               0    2,903   11,216   22,970   31,724
Strong Mid Cap Growth II--Investor Class
   Accumulation Unit Value Beginning                                  $10.000 $  8.060 $  5.490 $  3.375 $  4.458
   Accumulation Unit Value Ending                                     $ 8.060 $  5.490 $  3.375 $  4.458 $  5.227
   Number of Units Outstanding at End of Year                           9,131   22,284   31,866   70,951   89,140
Strong Opportunity II--Investor Class
   Accumulation Unit Value Beginning                                  $10.000 $ 10.160 $  9.630 $  6.934 $  9.349
   Accumulation Unit Value Ending                                     $10.160 $  9.630 $  6.934 $  9.349 $ 10.877
   Number of Units Outstanding at End of Year                           1,374   18,558   52,462  123,176  304,108
T. Rowe Price Equity Income Portfolio--I
   Accumulation Unit Value Beginning                                  $10.000 $ 11.530 $ 11.510 $  9.844 $ 12.158
   Accumulation Unit Value Ending                                     $11.530 $ 11.510 $  9.844 $ 12.158 $ 13.750
   Number of Units Outstanding at End of Year                               0    4,183   33,112  122,082  188,012
T. Rowe Price International Stock Portfolio--I
   Accumulation Unit Value Beginning                                  $10.000 $  8.560 $  6.550 $  5.265 $  6.764
   Accumulation Unit Value Ending                                     $ 8.560 $  6.550 $  5.265 $  6.764 $  7.573

                                                             For the Year Ending December 31
                                                        -----------------------------------------
Sub-Accounts                                             2000    2001    2002     2003     2004
------------                                            ------- ------- ------- -------- --------
   Number of Units Outstanding at End of Year                 0   9,777  23,914   69,162  100,922
T. Rowe Price Mid-Cap Growth Portfolio--I(3)
   Accumulation Unit Value Beginning                    $10.000 $10.070 $ 9.820 $  7.607 $ 10.360
   Accumulation Unit Value Ending                       $10.070 $ 9.820 $ 7.607 $ 10.360 $ 12.066
   Number of Units Outstanding at End of Year             5,856   8,232  63,417  180,208  230,191
T. Rowe Price New America Growth Portfolio--I
   Accumulation Unit Value Beginning                    $10.000 $ 9.010 $ 7.820 $  5.517 $  7.335
   Accumulation Unit Value Ending                       $ 9.010 $ 7.820 $ 5.517 $  7.335 $  8.004
   Number of Units Outstanding at End of Year                 0   1,426   6,173   33,483   45,690
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning                          -       -       -        - $ 10.000
   Accumulation Unit Value Ending                             -       -       -        - $ 11.129
   Number of Units Outstanding at End of Year                 -       -       -        -   13,497
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning                          -       - $10.000 $  8.144 $ 10.233
   Accumulation Unit Value Ending                             -       - $ 8.144 $ 10.233 $ 11.492
   Number of Units Outstanding at End of Year                 -       -  13,613   53,409   82,521
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I(4)
   Accumulation Unit Value Beginning                          -       -       -        - $ 10.000
   Accumulation Unit Value Ending                             -       -       -        - $ 11.306
   Number of Units Outstanding at End of Year                 -       -       -        -  131,386
Wells Fargo Advantage VT Discovery Fund
   Accumulation Unit Value Beginning                          -       -       -        -        -
   Accumulation Unit Value Ending                             -       -       -        -        -
   Number of Units Outstanding at End of Year                 -       -       -        -        -
Wells Fargo Advantage VT Opportunity Fund
   Accumulation Unit Value Beginning                          -       -       -        -        -
   Accumulation Unit Value Ending                             -       -       -        -        -
   Number of Units Outstanding at End of Year                 -       -       -        -        -

                    LBL CONSULTANT I VARIABLE ANNUITY--SAI
                          Accumulation Unit Values(1)
                    Basic Policy plus Income Benefit Rider
                           Mortality & Expense = 1.5



                                                                  For the Year Ending December 31
                                                                  -------------------------------
Sub-Accounts                                                        2005       2006       2007
------------                                                       --------   --------  --------
AIM V.I. Basic Value Fund--Series I
   Accumulation Unit Value Beginning                              $ 10.795   $ 11.234   $ 12.516
   Accumulation Unit Value Ending                                 $ 11.234   $ 12.516   $ 12.507
   Number of Units Outstanding at End of Year                      118,972    124,236    120,474
Alger American Growth Portfolio--Class O
   Accumulation Unit Value Beginning                              $  6.456   $  7.118   $  7.366
   Accumulation Unit Value Ending                                 $  7.118   $  7.366   $  8.695
   Number of Units Outstanding at End of Year                      287,513    281,301    245,979
Alger American Income & Growth Portfolio--Class O
   Accumulation Unit Value Beginning                              $  7.202   $  7.332   $  7.887
   Accumulation Unit Value Ending                                 $  7.332   $  7.887   $  8.548
   Number of Units Outstanding at End of Year                      216,190    208,546    200,774
Alger American Leveraged AllCap Portfolio--Class O
   Accumulation Unit Value Beginning                              $  5.840   $  6.578   $  7.721
   Accumulation Unit Value Ending                                 $  6.578   $  7.721   $ 10.146
   Number of Units Outstanding at End of Year                      162,470    181,828    184,527
Alger American MidCap Growth Portfolio--Class O
   Accumulation Unit Value Beginning                              $  9.751   $ 10.539   $ 11.424
   Accumulation Unit Value Ending                                 $ 10.539   $ 11.424   $ 14.790
   Number of Units Outstanding at End of Year                      263,534    263,408    220,809
Alger American Small Capitalization--Class O
   Accumulation Unit Value Beginning                              $  5.846   $  6.724   $  7.943
   Accumulation Unit Value Ending                                 $  6.724   $  7.943   $  9.163
   Number of Units Outstanding at End of Year                      148,135    137,734    110,738
DWS Balanced VIP--Class A
   Accumulation Unit Value Beginning                              $ 10.000   $ 10.577   $ 11.475
   Accumulation Unit Value Ending                                 $ 10.577   $ 11.475   $ 11.839
   Number of Units Outstanding at End of Year                       84,641     77,806     73,097
DWS Bond VIP--Class A
   Accumulation Unit Value Beginning                              $ 12.560   $ 12.683   $ 13.071
   Accumulation Unit Value Ending                                 $ 12.683   $ 13.071   $ 13.399
   Number of Units Outstanding at End of Year                      102,454     96,941     98,459
DWS Global Opportunities VIP--Class A
   Accumulation Unit Value Beginning                              $  9.511   $ 11.063   $ 13.291
   Accumulation Unit Value Ending                                 $ 11.063   $ 13.291   $ 14.300
   Number of Units Outstanding at End of Year                      154,233     87,796     90,092
DWS Growth & Income VIP--Class A
   Accumulation Unit Value Beginning                              $  8.569   $  8.945   $ 10.003
   Accumulation Unit Value Ending                                 $  8.945   $ 10.003   $  9.977
   Number of Units Outstanding at End of Year                       26,505     26,490     25,859
DWS International VIP--Class A
   Accumulation Unit Value Beginning                              $  6.869   $  7.854   $  9.732
   Accumulation Unit Value Ending                                 $  7.854   $  9.732   $ 10.974
   Number of Units Outstanding at End of Year                       42,169     50,293     54,547
Federated High Income Bond Fund II
   Accumulation Unit Value Beginning                              $ 11.977   $ 12.101   $ 13.196
   Accumulation Unit Value Ending                                 $ 12.101   $ 13.196   $ 13.431
   Number of Units Outstanding at End of Year                      259,708    233,583    235,713
Federated Fund for U.S. Government Securities II
   Accumulation Unit Value Beginning                              $ 12.328   $ 12.379   $ 12.687
   Accumulation Unit Value Ending                                 $ 12.379   $ 12.687   $ 13.269
   Number of Units Outstanding at End of Year                      162,872    155,816    274,784
Federated Capital Income Fund II
   Accumulation Unit Value Beginning                              $  7.468   $  7.812   $  8.891
   Accumulation Unit Value Ending                                 $  7.812   $  8.891   $  9.102
   Number of Units Outstanding at End of Year                       38,514     45,873     32,263
Fidelity VIP Asset Manager Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $  9.804   $ 10.039   $ 10.603
   Accumulation Unit Value Ending                                 $ 10.039   $ 10.603   $ 12.051
   Number of Units Outstanding at End of Year                       33,456     52,664     48,973
Fidelity VIP Contrafund Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $ 10.389   $ 11.957   $ 13.146
   Accumulation Unit Value Ending                                 $ 11.957   $ 13.146   $ 15.213
   Number of Units Outstanding at End of Year                      425,874    474,681    430,419
Fidelity VIP Equity-Income Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $ 11.893   $ 12.391   $ 14.657
   Accumulation Unit Value Ending                                 $ 12.391   $ 14.657   $ 14.644
   Number of Units Outstanding at End of Year                      253,792    246,403    222,048
Fidelity VIP Growth Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $  6.229   $  6.486   $  6.820
   Accumulation Unit Value Ending                                 $  6.486   $  6.820   $  8.521
   Number of Units Outstanding at End of Year                      383,199    369,984    337,799
Fidelity VIP Index 500 Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $  8.240   $  8.500   $  9.682
   Accumulation Unit Value Ending                                 $  8.500   $  9.682   $ 10.045
   Number of Units Outstanding at End of Year                      659,853    612,005    544,236
Fidelity VIP Money Market Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $ 10.404   $ 10.550   $ 10.890
   Accumulation Unit Value Ending                                 $ 10.550   $ 10.890   $ 11.276
   Number of Units Outstanding at End of Year                      218,673    158,356    155,296
Fidelity VIP Overseas Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $  8.117   $  9.510   $ 11.052
   Accumulation Unit Value Ending                                 $  9.510   $ 11.052   $ 12.759
   Number of Units Outstanding at End of Year                      115,093    129,714    115,540
Janus Aspen Series Mid Cap Growth Portfolio--Institutional Shares

                                                                             For the Year Ending December 31
                                                                             -------------------------------
Sub-Accounts                                                                   2005       2006       2007
------------                                                                  --------   --------  --------
   Accumulation Unit Value Beginning                                         $  4.445   $  4.914   $  5.494
   Accumulation Unit Value Ending                                            $  4.914   $  5.494   $  6.598
   Number of Units Outstanding at End of Year                                  93,955     97,595    112,423
Janus Aspen Series Balanced Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                         $  9.967   $ 10.589   $ 11.539
   Accumulation Unit Value Ending                                            $ 10.589   $ 11.539   $ 12.551
   Number of Units Outstanding at End of Year                                 204,713    182,130    179,897
Janus Aspen Series Flexible Bond Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                         $ 12.858   $ 12.909   $ 13.240
   Accumulation Unit Value Ending                                            $ 12.909   $ 13.240   $ 13.946
   Number of Units Outstanding at End of Year                                  92,717     88,134     93,530
Janus Aspen Series Large Cap Growth Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                         $  5.952   $  6.109   $  6.696
   Accumulation Unit Value Ending                                            $  6.109   $  6.696   $  7.584
   Number of Units Outstanding at End of Year                                 191,074    175,455    173,263
Janus Aspen Series Foreign Stock Portfolio--Service Shares
   Accumulation Unit Value Beginning                                         $ 11.828   $ 12.366   $ 14.368
   Accumulation Unit Value Ending                                            $ 12.366   $ 14.368   $ 16.720
   Number of Units Outstanding at End of Year                                  38,610     34,893     29,328
Janus Aspen Series Worldwide Growth Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                         $  5.771   $  6.013   $  6.995
   Accumulation Unit Value Ending                                            $  6.013   $  6.995   $  7.546
   Number of Units Outstanding at End of Year                                 157,545    163,784    137,998
Legg Mason Partners Variable Investors Portfolio--Class I
   Accumulation Unit Value Beginning                                         $ 10.928   $ 11.457   $ 13.335
   Accumulation Unit Value Ending                                            $ 11.457   $ 13.335   $ 13.634
   Number of Units Outstanding at End of Year                                  55,257     53,222     46,324
LSA Balanced
   Accumulation Unit Value Beginning                                                -          -          -
   Accumulation Unit Value Ending                                                   -          -          -
   Number of Units Outstanding at End of Year                                       -          -          -
MFS Emerging Growth Series--Initial Class
   Accumulation Unit Value Beginning                                         $  4.962   $  5.332   $  5.662
   Accumulation Unit Value Ending                                            $  5.332   $  5.662   $  6.751
   Number of Units Outstanding at End of Year                                  89,088     82,995     73,949
MFS Investors Trust Series--Initial Class
   Accumulation Unit Value Beginning                                         $  8.351   $  8.820   $  9.808
   Accumulation Unit Value Ending                                            $  8.820   $  9.808   $ 10.647
   Number of Units Outstanding at End of Year                                  64,222     59,772     58,510
MFS New Discovery Series--Initial Class
   Accumulation Unit Value Beginning                                         $  7.785   $  8.063   $  8.984
   Accumulation Unit Value Ending                                            $  8.063   $  8.984   $  9.064
   Number of Units Outstanding at End of Year                                 181,798    156,029    141,673
MFS Research Series--Initial Class
   Accumulation Unit Value Beginning                                         $  7.149   $  7.585   $  8.247
   Accumulation Unit Value Ending                                            $  7.585   $  8.247   $  9.187
   Number of Units Outstanding at End of Year                                  25,394     23,327     22,353
MFS Total Return Series--Initial Class
   Accumulation Unit Value Beginning                                         $ 12.948   $ 13.102   $ 14.429
   Accumulation Unit Value Ending                                            $ 13.102   $ 14.429   $ 14.797
   Number of Units Outstanding at End of Year                                 172,152    161,904    149,873
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning                                         $ 10.787   $ 10.907   $ 11.893
   Accumulation Unit Value Ending                                            $ 10.907   $ 11.893   $ 11.184
   Number of Units Outstanding at End of Year                                  28,474     25,749     23,485
Premier VIT OpCap Small Cap Portfolio
   Accumulation Unit Value Beginning                                         $ 11.699   $ 11.520   $ 14.069
   Accumulation Unit Value Ending                                            $ 11.520   $ 14.069   $ 13.924
   Number of Units Outstanding at End of Year                                 112,667    103,224     87,715
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
   Accumulation Unit Value Beginning                                         $ 13.035   $ 14.075   $ 15.882
   Accumulation Unit Value Ending                                            $ 14.075   $ 15.882   $ 15.411
   Number of Units Outstanding at End of Year                                 122,591    122,184    120,551
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
   Accumulation Unit Value Beginning                                         $ 11.019   $ 11.403   $ 11.468
   Accumulation Unit Value Ending                                            $ 11.403   $ 11.468   $ 11.695
   Number of Units Outstanding at End of Year                                  50,261     50,205     52,838
PIMCO VIT Total Return Portfolio--Administrative Shares
   Accumulation Unit Value Beginning                                         $ 11.238   $ 11.330   $ 11.580
   Accumulation Unit Value Ending                                            $ 11.330   $ 11.580   $ 12.395
   Number of Units Outstanding at End of Year                                 280,196    240,487    226,182
Putnam VT International Growth and Income Fund--Class IB
   Accumulation Unit Value Beginning                                         $ 13.211   $ 14.835   $ 18.575
   Accumulation Unit Value Ending                                            $ 14.835   $ 18.575   $ 19.560
   Number of Units Outstanding at End of Year                                  41,702     46,209     43,136
STI Classic Large Cap Growth Stock Fund(2)
   Accumulation Unit Value Beginning                                         $  8.456   $  8.247   $  8.995
   Accumulation Unit Value Ending                                            $  8.247   $  8.995   $ 10.204
   Number of Units Outstanding at End of Year                                  40,719     34,863     33,316
STI Classic Large Cap Value Equity Fund
   Accumulation Unit Value Beginning                                         $ 12.798   $ 13.068   $ 15.750
   Accumulation Unit Value Ending                                            $ 13.068   $ 15.750   $ 16.049
   Number of Units Outstanding at End of Year                                  34,371     36,209     30,440
Strong Mid Cap Growth II--Investor Class
   Accumulation Unit Value Beginning                                                -          -          -
   Accumulation Unit Value Ending                                                   -          -          -
   Number of Units Outstanding at End of Year                                       -          -          -
Strong Opportunity II--Investor Class
   Accumulation Unit Value Beginning                                                -          -          -
   Accumulation Unit Value Ending                                                   -          -          -
   Number of Units Outstanding at End of Year                                       -          -          -
T. Rowe Price Equity Income Portfolio--I
   Accumulation Unit Value Beginning                                         $ 13.750   $ 14.063   $ 16.466
   Accumulation Unit Value Ending                                            $ 14.063   $ 16.466   $ 16.732
   Number of Units Outstanding at End of Year                                 204,939    205,303    188,166
T. Rowe Price International Stock Portfolio--I
   Accumulation Unit Value Beginning                                         $  7.573   $  8.648   $ 10.136
   Accumulation Unit Value Ending                                            $  8.648   $ 10.136   $ 11.275

                                                        For the Year Ending December 31
                                                        -------------------------------
Sub-Accounts                                              2005       2006       2007
------------                                             --------   --------  --------
   Number of Units Outstanding at End of Year            104,044    103,540    103,454
T. Rowe Price Mid-Cap Growth Portfolio--I(3)
   Accumulation Unit Value Beginning                    $ 12.066   $ 13.625   $ 14.299
   Accumulation Unit Value Ending                       $ 13.625   $ 14.299   $ 16.536
   Number of Units Outstanding at End of Year            219,361    173,748    155,934
T. Rowe Price New America Growth Portfolio--I
   Accumulation Unit Value Beginning                    $  8.004   $  8.230   $  8.694
   Accumulation Unit Value Ending                       $  8.230   $  8.694   $  9.734
   Number of Units Outstanding at End of Year             43,823     54,252     42,214
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning                    $ 11.129   $ 12.170   $ 12.567
   Accumulation Unit Value Ending                       $ 12.170   $ 12.567   $ 14.544
   Number of Units Outstanding at End of Year             16,777     11,147      6,188
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning                    $ 11.492   $ 12.409   $ 14.164
   Accumulation Unit Value Ending                       $ 12.409   $ 14.164   $ 14.290
   Number of Units Outstanding at End of Year             90,167     86,960     82,492
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I(4)
   Accumulation Unit Value Beginning                    $ 11.306   $ 12.497   $ 14.845
   Accumulation Unit Value Ending                       $ 12.497   $ 14.845   $ 15.754
   Number of Units Outstanding at End of Year            138,050    139,367    135,601
Wells Fargo Advantage VT Discovery Fund
   Accumulation Unit Value Beginning                    $ 10.000   $ 11.452   $ 12.921
   Accumulation Unit Value Ending                       $ 11.452   $ 12.921   $ 15.553
   Number of Units Outstanding at End of Year             43,558     43,284     51,988
Wells Fargo Advantage VT Opportunity Fund
   Accumulation Unit Value Beginning                    $ 10.000   $ 11.012   $ 12.162
   Accumulation Unit Value Ending                       $ 11.012   $ 12.162   $ 12.761
   Number of Units Outstanding at End of Year            313,016    146,162    114,322



* The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock--Service Shares Sub-Account, LSA Balanced, Oppenheimer Main Street Small Cap/VA--Service Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)--Administrative Shares Sub-Account, PIMCO VIT Total Return--Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT OpCap Small Cap Sub-Account, Putnam VT International Growth and Income--Class IB Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Growth and Income, Class II Sub-Account which were first offered under the Contracts on May 1, 2002; the AIM V.I. Basic Value--Series I Sub-Account, Legg Mason Partners Variable Investors--Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity Sub-Account which were first offered under the Contracts on April 8,2005; and the DWS Balanced--Class A Sub-Account which was first offered under the Contracts on April 29, 2005.

                    LBL CONSULTANT I VARIABLE ANNUITY--SAI
                          ACCUMULATION UNIT VALUES(1)
           Basic Policy plus Death Benefit and Income Benefit Rider
                          Mortality & Expense = 1.55



                                                                        For the Year Ending December 31
                                                                  -------------------------------------------
Sub-Accounts                                                       1998     1999     2000     2001     2002
------------                                                      ------- -------- -------- -------- --------
AIM V.I. Basic Value Fund--Series I
   Accumulation Unit Value Beginning                                    -        -        -        -        -
   Accumulation Unit Value Ending                                       -        -        -        -        -
   Number of Units Outstanding at End of Year                           -        -        -        -        -
Alger American Growth Portfolio--Class O
   Accumulation Unit Value Beginning                              $10.000 $ 11.910 $ 15.670 $ 13.130 $ 11.390
   Accumulation Unit Value Ending                                 $11.910 $ 15.670 $ 13.130 $ 11.390 $  7.507
   Number of Units Outstanding at End of Year                       4,543  163,349  234,701  217,917  193,199
Alger American Income & Growth Portfolio--Class O
   Accumulation Unit Value Beginning                              $10.000 $ 11.480 $ 16.080 $ 15.620 $ 13.160
   Accumulation Unit Value Ending                                 $11.480 $ 16.080 $ 15.620 $ 13.160 $  8.921
   Number of Units Outstanding at End of Year                         287   60,143  133,128  119,834  112,137
Alger American Leveraged AllCap Portfolio--Class O
   Accumulation Unit Value Beginning                              $10.000 $ 12.790 $ 22.400 $ 16.560 $ 13.700
   Accumulation Unit Value Ending                                 $12.790 $ 22.400 $ 16.560 $ 13.700 $  8.903
   Number of Units Outstanding at End of Year                         273  119,956  231,238  210,378  182,057
Alger American MidCap Growth Portfolio--Class O
   Accumulation Unit Value Beginning                              $10.000 $ 11.580 $ 15.020 $ 16.130 $ 14.830
   Accumulation Unit Value Ending                                 $11.580 $ 15.020 $ 16.130 $ 14.830 $ 10.276
   Number of Units Outstanding at End of Year                         266   29,209  140,848  103,777   87,644
Alger American Small Capitalization--Class O
   Accumulation Unit Value Beginning                              $10.000 $ 11.300 $ 15.930 $ 11.410 $  7.910
   Accumulation Unit Value Ending                                 $11.300 $ 15.930 $ 11.410 $  7.910 $  5.740
   Number of Units Outstanding at End of Year                       2,840   28,480   86,794  188,770  172,614
DWS Bond VIP--Class A
   Accumulation Unit Value Beginning                              $10.000 $ 10.170 $  9.910 $ 10.780 $ 11.210
   Accumulation Unit Value Ending                                 $10.170 $  9.910 $ 10.780 $ 11.210 $ 11.872
   Number of Units Outstanding at End of Year                       2,883   10,792   27,221  113,145   64,864
DWS Global Opportunities VIP--Class A
   Accumulation Unit Value Beginning                              $10.000 $ 10.750 $ 17.550 $ 16.350 $ 12.130
   Accumulation Unit Value Ending                                 $10.750 $ 17.550 $ 16.350 $ 12.130 $  9.555
   Number of Units Outstanding at End of Year                         203   13,686   49,737   49,746   50,741
DWS Growth & Income VIP--Class A
   Accumulation Unit Value Beginning                              $10.000 $ 10.510 $ 10.960 $ 10.560 $  9.210
   Accumulation Unit Value Ending                                 $10.510 $ 10.960 $ 10.560 $  9.210 $  6.964
   Number of Units Outstanding at End of Year                         702   15,890   25,081   27,230   31,220
DWS International VIP--Class A
   Accumulation Unit Value Beginning                              $10.000 $ 10.370 $ 15.750 $ 12.130 $  8.250
   Accumulation Unit Value Ending                                 $10.370 $ 15.750 $ 12.130 $  8.250 $  6.626
   Number of Units Outstanding at End of Year                       2,877    9,617   50,845   52,239   44,246
Federated High Income Bond Fund II
   Accumulation Unit Value Beginning                              $10.000 $  9.830 $  9.890 $  8.850 $  8.830
   Accumulation Unit Value Ending                                 $ 9.830 $  9.890 $  8.850 $  8.830 $  6.323
   Number of Units Outstanding at End of Year                      10,770   33,644   45,228   48,327   19,397
Federated Fund for U.S. Government Securities II
   Accumulation Unit Value Beginning                              $10.000 $ 10.250 $ 10.020 $ 10.940 $ 11.520
   Accumulation Unit Value Ending                                 $10.250 $ 10.020 $ 10.940 $ 11.520 $ 12.354
   Number of Units Outstanding at End of Year                       9,297   64,811  116,508  215,701  195,047
Federated Capital Income Fund II
   Accumulation Unit Value Beginning                              $10.000 $ 11.120 $ 11.120 $  9.960 $  8.450
   Accumulation Unit Value Ending                                 $11.120 $ 11.120 $  9.960 $  8.450 $  8.804
   Number of Units Outstanding at End of Year                       7,862   24,931   25,605   28,263   65,223
Fidelity VIP Asset Manager Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $10.000 $ 10.790 $ 11.790 $ 11.140 $ 10.510
   Accumulation Unit Value Ending                                 $10.790 $ 11.790 $ 11.140 $ 10.510 $  9.435
   Number of Units Outstanding at End of Year                         292   17,720   29,654   35,309   33,512
Fidelity VIP Contrafund Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $10.000 $ 11.440 $ 13.980 $ 12.840 $ 11.090
   Accumulation Unit Value Ending                                 $11.440 $ 13.980 $ 12.840 $ 11.090 $  9.885
   Number of Units Outstanding at End of Year                       5,053  107,737  205,850  197,969  194,863
Fidelity VIP Equity-Income Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $10.000 $ 10.820 $ 11.310 $ 12.060 $ 11.280
   Accumulation Unit Value Ending                                 $10.820 $ 11.310 $ 12.060 $ 11.280 $  9.212
   Number of Units Outstanding at End of Year                       4,535  105,296  177,529  232,958  241,080
Fidelity VIP Growth Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $10.000 $ 11.610 $ 15.690 $ 13.740 $ 11.130
   Accumulation Unit Value Ending                                 $11.610 $ 15.690 $ 13.740 $ 11.130 $  7.651
   Number of Units Outstanding at End of Year                       2,503  137,301  235,989  205,086  270,500
Fidelity VIP Index 500 Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $10.000 $ 11.350 $ 13.450 $ 12.000 $ 10.370
   Accumulation Unit Value Ending                                 $11.350 $ 13.450 $ 12.000 $ 10.370 $  7.932
   Number of Units Outstanding at End of Year                      18,374  623,829  805,200  556,856  452,186
Fidelity VIP Money Market Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $10.000 $ 10.130 $ 10.480 $ 10.960 $ 11.230
   Accumulation Unit Value Ending                                 $10.130 $ 10.480 $ 10.960 $ 11.230 $ 11.237
   Number of Units Outstanding at End of Year                      27,065  276,322  238,757  203,954  249,876
Fidelity VIP Overseas Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $10.000 $ 10.480 $ 14.710 $ 11.700 $  9.070
   Accumulation Unit Value Ending                                 $10.480 $ 14.710 $ 11.700 $  9.070 $  7.114
   Number of Units Outstanding at End of Year                           0    9,578   34,023   30,189   29,690
Janus Aspen Series Mid Cap Growth Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                              $10.000 $ 12.250 $ 27.170 $ 18.220 $ 10.850
   Accumulation Unit Value Ending                                 $12.250 $ 27.170 $ 18.220 $ 10.850 $  7.691
   Number of Units Outstanding at End of Year                         788   98,325  364,334  323,876  301,246
Janus Aspen Series Balanced Portfolio--Institutional Shares

                                                                            For the Year Ending December 31
                                                                      -------------------------------------------
Sub-Accounts                                                           1998     1999     2000     2001     2002
------------                                                          ------- -------- -------- -------- --------
   Accumulation Unit Value Beginning                                  $10.000 $ 11.670 $ 14.550 $ 13.990 $ 13.110
   Accumulation Unit Value Ending                                     $11.670 $ 14.550 $ 13.990 $ 13.110 $ 12.067
   Number of Units Outstanding at End of Year                          11,145  128,056  240,082  201,771  171,783
Janus Aspen Series Flexible Bond Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                  $10.000 $ 10.240 $ 10.230 $ 10.690 $ 11.330
   Accumulation Unit Value Ending                                     $10.240 $ 10.230 $ 10.690 $ 11.330 $ 12.313
   Number of Units Outstanding at End of Year                           9,165   27,217   40,209  114,184   70,265
Janus Aspen Series Large Cap Growth Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                  $10.000 $ 11.840 $ 16.770 $ 14.090 $ 10.430
   Accumulation Unit Value Ending                                     $11.840 $ 16.770 $ 14.090 $ 10.430 $  7.541
   Number of Units Outstanding at End of Year                           7,219  258,055  567,172  537,228  459,298
Janus Aspen Series Foreign Stock Portfolio--Service Shares
   Accumulation Unit Value Beginning                                        -        -        -        - $ 10.000
   Accumulation Unit Value Ending                                           -        -        -        - $  7.742
   Number of Units Outstanding at End of Year                               -        -        -        -    5,719
Janus Aspen Series Worldwide Growth Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                  $10.000 $ 10.670 $ 17.260 $ 14.310 $ 10.920
   Accumulation Unit Value Ending                                     $10.670 $ 17.260 $ 14.310 $ 10.920 $  8.002
   Number of Units Outstanding at End of Year                          10,553  193,058  503,290  554,236  478,457
Legg Mason Partners Variable Investors Portfolio--Class I
   Accumulation Unit Value Beginning                                        -        -        -        -        -
   Accumulation Unit Value Ending                                           -        -        -        -        -
   Number of Units Outstanding at End of Year                               -        -        -        -        -
LSA Balanced
   Accumulation Unit Value Beginning                                        -        -        -        - $ 10.000
   Accumulation Unit Value Ending                                           -        -        -        - $  8.538
   Number of Units Outstanding at End of Year                               -        -        -        -        0
MFS Emerging Growth Series--Initial Class
   Accumulation Unit Value Beginning                                  $10.000 $ 11.730 $ 20.390 $ 16.130 $ 10.550
   Accumulation Unit Value Ending                                     $11.730 $ 20.390 $ 16.130 $ 10.550 $  6.873
   Number of Units Outstanding at End of Year                             733   62,647  172,478  206,482  176,564
MFS Investors Trust Series--Initial Class
   Accumulation Unit Value Beginning                                  $10.000 $ 11.180 $ 11.730 $ 11.520 $  9.530
   Accumulation Unit Value Ending                                     $11.180 $ 11.730 $ 11.520 $  9.530 $  7.405
   Number of Units Outstanding at End of Year                           3,420   52,396   78,791   91,075   81,205
MFS New Discovery Series--Initial Class
   Accumulation Unit Value Beginning                                  $10.000 $ 11.340 $ 19.370 $ 18.640 $ 17.410
   Accumulation Unit Value Ending                                     $11.340 $ 19.370 $ 18.640 $ 17.410 $ 11.711
   Number of Units Outstanding at End of Year                               0    4,834   79,016   84,600   52,099
MFS Research Series--Initial Class
   Accumulation Unit Value Beginning                                  $10.000 $ 11.060 $ 13.490 $ 12.630 $  9.780
   Accumulation Unit Value Ending                                     $11.060 $ 13.490 $ 12.630 $  9.780 $  7.261
   Number of Units Outstanding at End of Year                           1,499   29,595   74,482   90,279   83,352
MFS Total Return Series--Initial Class
   Accumulation Unit Value Beginning                                  $10.000 $ 10.590 $ 10.740 $ 12.260 $ 12.090
   Accumulation Unit Value Ending                                     $10.590 $ 10.740 $ 12.260 $ 12.090 $ 11.274
   Number of Units Outstanding at End of Year                           3,925   27,465   42,639   60,314   60,672
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning                                        -        -        -        -        -
   Accumulation Unit Value Ending                                           -        -        -        -        -
   Number of Units Outstanding at End of Year                               -        -        -        -        -
Premier VIT OpCap Small Cap Portfolio
   Accumulation Unit Value Beginning                                        -        -        -        - $ 10.000
   Accumulation Unit Value Ending                                           -        -        -        - $  7.181
   Number of Units Outstanding at End of Year                               -        -        -        -    6,099
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
   Accumulation Unit Value Beginning                                        -        -        -        - $ 10.000
   Accumulation Unit Value Ending                                           -        -        -        - $  7.826
   Number of Units Outstanding at End of Year                               -        -        -        -   17,945
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative
  Shares
   Accumulation Unit Value Beginning                                        -        -        -        - $ 10.000
   Accumulation Unit Value Ending                                           -        -        -        - $ 10.537
   Number of Units Outstanding at End of Year                               -        -        -        -    1,681
PIMCO VIT Total Return Portfolio--Administrative Shares
   Accumulation Unit Value Beginning                                        -        -        -        - $ 10.000
   Accumulation Unit Value Ending                                           -        -        -        - $ 10.529
   Number of Units Outstanding at End of Year                               -        -        -        -  121,362
Putnam VT International Growth and Income Fund--Class IB
   Accumulation Unit Value Beginning                                        -        -        -        - $ 10.000
   Accumulation Unit Value Ending                                           -        -        -        - $  8.176
   Number of Units Outstanding at End of Year                               -        -        -        -    4,151
STI Classic Large Cap Growth Stock Fund(2)
   Accumulation Unit Value Beginning                                        - $ 10.000 $ 10.051 $ 10.191 $  9.487
   Accumulation Unit Value Ending                                           - $ 10.051 $ 10.191 $  9.487 $  7.289
   Number of Units Outstanding at End of Year                               -      353        0    8,699        0
STI Classic Large Cap Value Equity Fund
   Accumulation Unit Value Beginning                                        - $ 10.000 $  8.615 $  9.360 $  9.100
   Accumulation Unit Value Ending                                           - $  8.615 $  9.358 $  9.100 $  7.430
   Number of Units Outstanding at End of Year                               -        0   26,173   68,339   50,097
Strong Mid Cap Growth II--Investor Class
   Accumulation Unit Value Beginning                                  $10.000 $ 11.400 $ 21.290 $ 17.830 $ 12.140
   Accumulation Unit Value Ending                                     $11.400 $ 21.290 $ 17.830 $ 12.140 $  7.458
   Number of Units Outstanding at End of Year                               0   12,658   83,687   73,167   57,719
Strong Opportunity II--Investor Class
   Accumulation Unit Value Beginning                                  $10.000 $ 10.920 $ 14.490 $ 15.190 $ 14.390
   Accumulation Unit Value Ending                                     $10.920 $ 14.490 $ 15.190 $ 14.390 $ 10.358
   Number of Units Outstanding at End of Year                             191    7,846   54,610   78,577   79,126
T. Rowe Price Equity Income Portfolio--I
   Accumulation Unit Value Beginning                                  $10.000 $ 10.770 $ 10.990 $ 12.220 $ 12.190
   Accumulation Unit Value Ending                                     $10.770 $ 10.990 $ 12.220 $ 12.190 $ 10.418
   Number of Units Outstanding at End of Year                             687   31,694   76,993  156,026  110,443
T. Rowe Price International Stock Portfolio--I
   Accumulation Unit Value Beginning                                  $10.000 $ 10.760 $ 14.110 $ 11.410 $  8.730
   Accumulation Unit Value Ending                                     $10.760 $ 14.110 $ 11.410 $  8.730 $  7.014
   Number of Units Outstanding at End of Year                               0    5,012   27,962   25,668   32,251
T. Rowe Price Mid-Cap Growth Portfolio--I(3)
   Accumulation Unit Value Beginning                                  $10.000 $ 11.490 $ 13.980 $ 14.770 $ 14.390
   Accumulation Unit Value Ending                                     $11.490 $ 13.980 $ 14.770 $ 14.390 $ 11.148

                                                            For the Year Ending December 31
                                                        ---------------------------------------
Sub-Accounts                                             1998    1999    2000    2001    2002
------------                                            ------- ------- ------- ------- -------
   Number of Units Outstanding at End of Year                 0  12,775  32,000  50,183  57,545
T. Rowe Price New America Growth Portfolio--I
   Accumulation Unit Value Beginning                    $10.000 $11.230 $12.460 $10.950 $ 9.490
   Accumulation Unit Value Ending                       $11.230 $12.460 $10.950 $ 9.490 $ 6.695
   Number of Units Outstanding at End of Year                 0   6,584  23,411  17,653  93,505
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning                          -       -       -       -       -
   Accumulation Unit Value Ending                             -       -       -       -       -
   Number of Units Outstanding at End of Year                 -       -       -       -       -
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning                          -       -       -       -       -
   Accumulation Unit Value Ending                             -       -       -       -       -
   Number of Units Outstanding at End of Year                 -       -       -       -       -
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I(4)
   Accumulation Unit Value Beginning                          -       -       -       -       -
   Accumulation Unit Value Ending                             -       -       -       -       -
   Number of Units Outstanding at End of Year                 -       -       -       -       -

                    LBL CONSULTANT I VARIABLE ANNUITY--SAI
                          ACCUMULATION UNIT VALUES(1)
           Basic Policy plus Death Benefit and Income Benefit Rider
                          Mortality & Expense = 1.55



                                                                        For the Year Ending December 31
                                                                  --------------------------------------------
Sub-Accounts                                                        2003     2004     2005     2006     2007
------------                                                      -------- -------- -------- -------- --------
AIM V.I. Basic Value Fund--Series I
   Accumulation Unit Value Beginning                                     - $ 10.000 $ 10.792 $ 11.225 $ 12.500
   Accumulation Unit Value Ending                                        - $ 10.792 $ 11.225 $ 12.500 $ 12.484
   Number of Units Outstanding at End of Year                            -   41,127   45,141   44,742   19,691
Alger American Growth Portfolio--Class O
   Accumulation Unit Value Beginning                              $  7.507 $  9.981 $ 10.357 $ 11.414 $ 11.806
   Accumulation Unit Value Ending                                 $  9.981 $ 10.357 $ 11.414 $ 11.806 $ 13.928
   Number of Units Outstanding at End of Year                      179,142  166,189  175,850  111,556   95,131
Alger American Income & Growth Portfolio--Class O
   Accumulation Unit Value Beginning                              $  8.921 $ 11.393 $ 12.086 $ 12.297 $ 13.223
   Accumulation Unit Value Ending                                 $ 11.393 $ 12.086 $ 12.297 $ 13.223 $ 14.323
   Number of Units Outstanding at End of Year                      102,372   91,984   84,575   67,698   47,930
Alger American Leveraged AllCap Portfolio--Class O
   Accumulation Unit Value Beginning                              $  8.903 $ 11.799 $ 12.556 $ 14.136 $ 16.584
   Accumulation Unit Value Ending                                 $ 11.799 $ 12.556 $ 14.136 $ 16.584 $ 21.781
   Number of Units Outstanding at End of Year                      159,353  128,384   95,282   92,279   89,223
Alger American MidCap Growth Portfolio--Class O
   Accumulation Unit Value Beginning                              $ 10.276 $ 14.939 $ 16.611 $ 17.945 $ 19.442
   Accumulation Unit Value Ending                                 $ 14.939 $ 16.611 $ 17.945 $ 19.442 $ 25.158
   Number of Units Outstanding at End of Year                      100,187   81,249   91,770   66,003   66,280
Alger American Small Capitalization--Class O
   Accumulation Unit Value Beginning                              $  5.740 $  8.037 $  9.216 $ 10.596 $ 12.509
   Accumulation Unit Value Ending                                 $  8.037 $  9.216 $ 10.596 $ 12.509 $ 14.425
   Number of Units Outstanding at End of Year                      210,051  189,896  170,444  145,446  126,505
DWS Balanced VIP--Class A
   Accumulation Unit Value Beginning                                     -        - $ 10.000 $ 10.573 $ 11.466
   Accumulation Unit Value Ending                                        -        - $ 10.573 $ 11.466 $ 11.823
   Number of Units Outstanding at End of Year                            -        -   29,295   25,775   18,267
DWS Bond VIP--Class A
   Accumulation Unit Value Beginning                              $ 11.872 $ 12.269 $ 12.717 $ 12.835 $ 13.221
   Accumulation Unit Value Ending                                 $ 12.269 $ 12.717 $ 12.835 $ 13.221 $ 13.547
   Number of Units Outstanding at End of Year                       53,968   44,974   37,816   33,092   21,984
DWS Global Opportunities VIP--Class A
   Accumulation Unit Value Beginning                              $  9.555 $ 14.013 $ 17.001 $ 19.766 $ 23.736
   Accumulation Unit Value Ending                                 $ 14.013 $ 17.001 $ 19.766 $ 23.736 $ 25.524
   Number of Units Outstanding at End of Year                       47,678   40,986   65,435   66,487   45,371
DWS Growth & Income VIP--Class A
   Accumulation Unit Value Beginning                              $  6.964 $  8.682 $  9.408 $  9.816 $ 10.971
   Accumulation Unit Value Ending                                 $  8.682 $  9.408 $  9.816 $ 10.971 $ 10.937
   Number of Units Outstanding at End of Year                       30,098   25,929   20,792   18,025   15,181
DWS International VIP--Class A
   Accumulation Unit Value Beginning                              $  6.626 $  8.326 $  9.544 $ 10.906 $ 13.507
   Accumulation Unit Value Ending                                 $  8.326 $  9.544 $ 10.906 $ 13.507 $ 15.223
   Number of Units Outstanding at End of Year                       38,821   31,120   38,956   50,762   38,115
Federated High Income Bond Fund II
   Accumulation Unit Value Beginning                              $  8.804 $ 10.584 $ 11.500 $ 11.612 $ 12.657
   Accumulation Unit Value Ending                                 $ 10.584 $ 11.500 $ 11.612 $ 12.657 $ 12.876
   Number of Units Outstanding at End of Year                       70,193   71,574   53,558   51,464   41,313
Federated Fund for U.S. Government Securities II
   Accumulation Unit Value Beginning                              $ 12.354 $ 12.439 $ 12.678 $ 12.724 $ 13.034
   Accumulation Unit Value Ending                                 $ 12.439 $ 12.678 $ 12.724 $ 13.034 $ 13.625
   Number of Units Outstanding at End of Year                      155,786   44,922   47,296   54,868   53,132
Federated Capital Income Fund II
   Accumulation Unit Value Beginning                              $  6.323 $  7.505 $  8.115 $  8.484 $  9.651
   Accumulation Unit Value Ending                                 $  7.505 $  8.115 $  8.484 $  9.651 $  9.876
   Number of Units Outstanding at End of Year                       19,781   16,754   15,116   14,559   27,091
Fidelity VIP Asset Manager Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $  9.435 $ 10.948 $ 11.358 $ 11.625 $ 12.272
   Accumulation Unit Value Ending                                 $ 10.948 $ 11.358 $ 11.625 $ 12.272 $ 13.941
   Number of Units Outstanding at End of Year                       34,062   36,895   34,878   27,020   18,892
Fidelity VIP Contrafund Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $  9.885 $ 12.491 $ 14.188 $ 16.321 $ 17.935
   Accumulation Unit Value Ending                                 $ 12.491 $ 14.188 $ 16.321 $ 17.935 $ 20.744
   Number of Units Outstanding at End of Year                      191,129  218,223  228,406  216,216  178,076
Fidelity VIP Equity-Income Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $  9.212 $ 11.810 $ 12.957 $ 13.493 $ 15.953
   Accumulation Unit Value Ending                                 $ 11.810 $ 12.957 $ 13.493 $ 15.953 $ 15.930
   Number of Units Outstanding at End of Year                      181,350  162,289  142,923  149,069  154,507
Fidelity VIP Growth Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $  7.651 $  9.998 $ 10.167 $ 10.581 $ 11.121
   Accumulation Unit Value Ending                                 $  9.998 $ 10.167 $ 10.581 $ 11.121 $ 13.887
   Number of Units Outstanding at End of Year                      180,441  151,515  143,650  119,157  120,377
Fidelity VIP Index 500 Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $  7.932 $ 10.019 $ 10.902 $ 11.241 $ 12.797
   Accumulation Unit Value Ending                                 $ 10.019 $ 10.902 $ 11.241 $ 12.797 $ 13.271
   Number of Units Outstanding at End of Year                      372,133  303,187  255,105  191,447  156,996
Fidelity VIP Money Market Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $ 11.237 $ 11.164 $ 11.114 $ 11.264 $ 11.622
   Accumulation Unit Value Ending                                 $ 11.164 $ 11.114 $ 11.264 $ 11.622 $ 12.027
   Number of Units Outstanding at End of Year                      204,452  181,129  121,417  118,163   83,155
Fidelity VIP Overseas Portfolio--Initial Class
   Accumulation Unit Value Beginning                              $  7.114 $ 10.033 $ 11.215 $ 13.133 $ 15.254
   Accumulation Unit Value Ending                                 $ 10.033 $ 11.215 $ 13.133 $ 15.254 $ 17.600
   Number of Units Outstanding at End of Year                       41,305   44,382   68,124   72,261   70,044
Janus Aspen Series Mid Cap Growth Portfolio--Institutional Shares

                                                                          For the Year Ending December 31
                                                                    --------------------------------------------
Sub-Accounts                                                          2003     2004     2005     2006     2007
------------                                                        -------- -------- -------- -------- --------
   Accumulation Unit Value Beginning                                $  7.691 $ 10.220 $ 12.139 $ 13.410 $ 14.987
   Accumulation Unit Value Ending                                   $ 10.220 $ 12.139 $ 13.410 $ 14.987 $ 17.989
   Number of Units Outstanding at End of Year                        254,798  227,769  211,365  188,828  162,720
Janus Aspen Series Balanced Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                $ 12.067 $ 13.538 $ 14.452 $ 15.346 $ 16.714
   Accumulation Unit Value Ending                                   $ 13.538 $ 14.452 $ 15.346 $ 16.714 $ 18.171
   Number of Units Outstanding at End of Year                        148,368  126,529  119,871   97,813   70,729
Janus Aspen Series Flexible Bond Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                $ 12.313 $ 12.886 $ 13.178 $ 13.223 $ 13.555
   Accumulation Unit Value Ending                                   $ 12.886 $ 13.178 $ 13.223 $ 13.555 $ 14.271
   Number of Units Outstanding at End of Year                         52,369   50,191   37,935   21,678   16,363
Janus Aspen Series Large Cap Growth Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                $  7.541 $  9.772 $ 10.046 $ 10.306 $ 11.291
   Accumulation Unit Value Ending                                   $  9.772 $ 10.046 $ 10.306 $ 11.291 $ 12.781
   Number of Units Outstanding at End of Year                        349,028  274,531  233,900  225,097  198,425
Janus Aspen Series Foreign Stock Portfolio--Service Shares
   Accumulation Unit Value Beginning                                $  7.742 $ 10.157 $ 11.812 $ 12.344 $ 14.335
   Accumulation Unit Value Ending                                   $ 10.157 $ 11.812 $ 12.344 $ 14.335 $ 16.673
   Number of Units Outstanding at End of Year                          3,201   19,692   38,191   32,393   24,098
Janus Aspen Series Worldwide Growth Portfolio--Institutional Shares
   Accumulation Unit Value Beginning                                $  8.002 $  9.759 $ 10.058 $ 10.474 $ 12.179
   Accumulation Unit Value Ending                                   $  9.759 $ 10.058 $ 10.474 $ 12.179 $ 13.132
   Number of Units Outstanding at End of Year                        373,428  288,675  214,883  191,886  161,995
Legg Mason Partners Variable Investors Portfolio--Class I
   Accumulation Unit Value Beginning                                       - $ 10.000 $ 10.924 $ 11.448 $ 13.317
   Accumulation Unit Value Ending                                          - $ 10.924 $ 11.448 $ 13.317 $ 13.609
   Number of Units Outstanding at End of Year                              -   10,304    7,070    7,115    7,536
LSA Balanced
   Accumulation Unit Value Beginning                                $  8.654 $ 11.001        -        -        -
   Accumulation Unit Value Ending                                   $ 11.001 $ 11.118        -        -        -
   Number of Units Outstanding at End of Year                          3,035        0        -        -        -
MFS Emerging Growth Series--Initial Class
   Accumulation Unit Value Beginning                                $  6.873 $  8.804 $  9.782 $ 10.507 $ 11.151
   Accumulation Unit Value Ending                                   $  8.804 $  9.782 $ 10.507 $ 11.151 $ 13.290
   Number of Units Outstanding at End of Year                        198,037  182,144  162,625  142,406  124,607
MFS Investors Trust Series--Initial Class
   Accumulation Unit Value Beginning                                $  7.405 $  8.898 $  9.746 $ 10.288 $ 11.435
   Accumulation Unit Value Ending                                   $  8.898 $  9.746 $ 10.288 $ 11.435 $ 12.406
   Number of Units Outstanding at End of Year                         70,704   56,446   44,683   32,985   23,985
MFS New Discovery Series--Initial Class
   Accumulation Unit Value Beginning                                $ 11.711 $ 15.403 $ 16.139 $ 16.708 $ 18.608
   Accumulation Unit Value Ending                                   $ 15.403 $ 16.139 $ 16.708 $ 18.608 $ 18.762
   Number of Units Outstanding at End of Year                         54,179   50,201   37,200   30,089   23,453
MFS Research Series--Initial Class
   Accumulation Unit Value Beginning                                $  7.261 $  8.907 $ 10.150 $ 10.763 $ 11.696
   Accumulation Unit Value Ending                                   $  8.907 $ 10.150 $ 10.763 $ 11.696 $ 13.023
   Number of Units Outstanding at End of Year                         67,615   66,633   52,736   51,083   40,872
MFS Total Return Series--Initial Class
   Accumulation Unit Value Beginning                                $ 11.274 $ 12.900 $ 14.125 $ 14.287 $ 15.725
   Accumulation Unit Value Ending                                   $ 12.900 $ 14.125 $ 14.287 $ 15.725 $ 16.118
   Number of Units Outstanding at End of Year                         75,780  106,104  100,419   85,293   75,459
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning                                       - $ 10.000 $ 10.783 $ 10.897 $ 11.877
   Accumulation Unit Value Ending                                          - $ 10.783 $ 10.897 $ 11.877 $ 11.163
   Number of Units Outstanding at End of Year                              -   13,967   14,469   11,774   11,147
Premier VIT OpCap Small Cap Portfolio
   Accumulation Unit Value Beginning                                $  7.181 $ 10.076 $ 11.683 $ 11.499 $ 14.036
   Accumulation Unit Value Ending                                   $ 10.076 $ 11.683 $ 11.499 $ 14.036 $ 13.884
   Number of Units Outstanding at End of Year                         17,992   22,600   20,151   42,325   33,613
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
   Accumulation Unit Value Beginning                                $  7.826 $ 11.104 $ 13.017 $ 14.049 $ 15.845
   Accumulation Unit Value Ending                                   $ 11.104 $ 13.017 $ 14.049 $ 15.845 $ 15.368
   Number of Units Outstanding at End of Year                         21,627  123,438   86,936   76,214   49,327
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--
  Administrative Shares
   Accumulation Unit Value Beginning                                $ 10.537 $ 10.598 $ 11.004 $ 11.382 $ 11.441
   Accumulation Unit Value Ending                                   $ 10.598 $ 11.004 $ 11.382 $ 11.441 $ 11.662
   Number of Units Outstanding at End of Year                         11,601    5,691   10,029    8,686    8,154
PIMCO VIT Total Return Portfolio--Administrative Shares
   Accumulation Unit Value Beginning                                $ 10.529 $ 10.878 $ 11.223 $ 11.309 $ 11.553
   Accumulation Unit Value Ending                                   $ 10.878 $ 11.223 $ 11.309 $ 11.553 $ 12.360
   Number of Units Outstanding at End of Year                        133,199   79,473   38,426   34,681   42,079
Putnam VT International Growth and Income Fund--Class IB
   Accumulation Unit Value Beginning                                $  8.176 $ 11.087 $ 13.193 $ 14.808 $ 18.532
   Accumulation Unit Value Ending                                   $ 11.087 $ 13.193 $ 14.808 $ 18.532 $ 19.505
   Number of Units Outstanding at End of Year                          4,977    8,707   28,083   40,781   48,592
STI Classic Large Cap Growth Stock Fund (2)
   Accumulation Unit Value Beginning                                $  7.289 $  8.493 $  8.918 $  8.694 $  9.478
   Accumulation Unit Value Ending                                   $  8.493 $  8.918 $  8.694 $  9.478 $ 10.746
   Number of Units Outstanding at End of Year                          3,151    3,322    2,890    3,448    2,610
STI Classic Large Cap Value Equity Fund
   Accumulation Unit Value Beginning                                $  7.430 $  8.999 $ 10.205 $ 10.415 $ 12.546
   Accumulation Unit Value Ending                                   $  8.999 $ 10.205 $ 10.415 $ 12.546 $ 12.779
   Number of Units Outstanding at End of Year                         45,222  112,653   51,057   66,319   39,610
Strong Mid Cap Growth II--Investor Class
   Accumulation Unit Value Beginning                                $  7.458 $  9.846        -        -        -
   Accumulation Unit Value Ending                                   $  9.846 $ 11.541        -        -        -
   Number of Units Outstanding at End of Year                         56,608   85,988        -        -        -
Strong Opportunity II--Investor Class
   Accumulation Unit Value Beginning                                $ 10.358 $ 13.959        -        -        -
   Accumulation Unit Value Ending                                   $ 13.959 $ 16.233        -        -        -
   Number of Units Outstanding at End of Year                         71,705   69,356        -        -        -
T. Rowe Price Equity Income Portfolio--I
   Accumulation Unit Value Beginning                                $ 10.418 $ 12.861 $ 14.538 $ 14.861 $ 17.392
   Accumulation Unit Value Ending                                   $ 12.861 $ 14.538 $ 14.861 $ 17.392 $ 17.664
   Number of Units Outstanding at End of Year                        127,776  184,824  200,541  173,699  126,613
T. Rowe Price International Stock Portfolio--I
   Accumulation Unit Value Beginning                                $  7.014 $  9.005 $ 10.077 $ 11.503 $ 13.475
   Accumulation Unit Value Ending                                   $  9.005 $ 10.077 $ 11.503 $ 13.475 $ 14.981

                                                             For the Year Ending December 31
                                                         ---------------------------------------
Sub-Accounts                                              2003    2004    2005    2006    2007
------------                                             ------- ------- ------- ------- -------
   Number of Units Outstanding at End of Year             25,759  37,821  69,893  49,210  45,099
T. Rowe Price Mid-Cap Growth Portfolio--I (3)
   Accumulation Unit Value Beginning                     $11.148 $15.175 $17.665 $19.938 $20.914
   Accumulation Unit Value Ending                        $15.175 $17.665 $19.938 $20.914 $24.173
   Number of Units Outstanding at End of Year             81,247  82,382  76,554  59,413  44,406
T. Rowe Price New America Growth Portfolio--I
   Accumulation Unit Value Beginning                     $ 6.695 $ 8.897 $ 9.704 $ 9.973 $10.529
   Accumulation Unit Value Ending                        $ 8.897 $ 9.704 $ 9.973 $10.529 $11.783
   Number of Units Outstanding at End of Year             26,691  25,316  33,827  24,000  17,147
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning                           - $10.000 $11.125 $12.161 $12.552
   Accumulation Unit Value Ending                              - $11.125 $12.161 $12.552 $14.518
   Number of Units Outstanding at End of Year                  -   8,293   4,486   5,838   4,437
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning                     $ 8.141 $10.224 $11.477 $12.387 $14.131
   Accumulation Unit Value Ending                        $10.224 $11.477 $12.387 $14.131 $14.249
   Number of Units Outstanding at End of Year             12,949  17,744  57,205  44,045  21,733
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I (4)
   Accumulation Unit Value Beginning                           - $10.000 $11.302 $12.486 $14.824
   Accumulation Unit Value Ending                              - $11.302 $12.486 $14.824 $15.724
   Number of Units Outstanding at End of Year                  -  28,827  64,891  57,894  42,479
Wells Fargo Advantage VT Discovery Fund
   Accumulation Unit Value Beginning                           -       - $10.000 $11.450 $12.910
   Accumulation Unit Value Ending                              -       - $11.450 $12.910 $15.532
   Number of Units Outstanding at End of Year                  -       -  34,812  31,311  34,372
Wells Fargo Advantage VT Opportunity Fund
   Accumulation Unit Value Beginning                           -       - $10.000 $11.010 $12.151
   Accumulation Unit Value Ending                              -       - $11.010 $12.151 $12.744
   Number of Units Outstanding at End of Year                  -       -  75,585  66,503  66,117



* The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock--Service Shares Sub-Account, LSA Balanced, Oppenheimer Main Street Small Cap/VA--Service Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)--Administrative Shares Sub-Account, PIMCO VIT Total Return--Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT OpCap Small Cap Sub-Account, Putnam VT International Growth and Income--Class IB Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Growth and Income, Class II Sub-Account which were first offered under the Contracts on May 1, 2002; the AIM V.I. Basic Value--Series I Sub-Account, Legg Mason Partners Variable Investors--Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced--Class A Sub-Account which was first offered under the Contracts on April 29, 2005.

                 --------------------------------
                     Lincoln Benefit Life
                     Variable Annuity
                     Account
                     Financial Statements as of December 31,
                     2007 and for the periods ended
                     December 31, 2007 and 2006, and Report
                     of Independent Registered Public
                     Accounting Firm


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2007, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2007, the results of their operations for the period then ended, and the changes in their net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 25, 2008

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                     AIM Variable AIM Variable  AIM Variable    AIM Variable    AIM Variable    AIM Variable
                      Insurance    Insurance      Insurance       Insurance       Insurance       Insurance
                        Funds        Funds     Funds Series II Funds Series II Funds Series II Funds Series II
                     Sub-Account  Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                     ------------ ------------ --------------- --------------- --------------- ---------------
                                   AIM V. I.                      AIM V. I.                       AIM V. I.
                      AIM V. I.     Capital       AIM V. I.        Capital     AIM V. I. Core   Mid Cap Core
                     Basic Value  Appreciation Basic Value II  Appreciation II    Equity II       Equity II
                     ------------ ------------ --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value............. $22,698,432    $900,238     $11,713,113     $3,503,254      $7,874,791      $16,927,586
                     -----------    --------     -----------     ----------      ----------      -----------
   Total assets..... $22,698,432    $900,238     $11,713,113     $3,503,254      $7,874,791      $16,927,586
                     ===========    ========     ===========     ==========      ==========      ===========
NET ASSETS
Accumulation units.. $22,695,848    $892,100     $11,713,113     $3,503,254      $7,874,791      $16,927,586
Contracts in payout
  (annuitization)
  period............       2,584       8,138              --             --              --               --
                     -----------    --------     -----------     ----------      ----------      -----------
   Total net assets. $22,698,432    $900,238     $11,713,113     $3,503,254      $7,874,791      $16,927,586
                     ===========    ========     ===========     ==========      ==========      ===========
FUND SHARE
  INFORMATION
Number of shares....   1,783,066      30,652         928,139        121,010         272,673        1,171,459
                     ===========    ========     ===========     ==========      ==========      ===========
Cost of investments. $20,790,754    $779,550     $10,976,899     $2,847,728      $6,968,178      $15,751,340
                     ===========    ========     ===========     ==========      ==========      ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest........... $     12.29    $  11.31     $     11.99     $    12.25      $    11.31      $     13.22
                     ===========    ========     ===========     ==========      ==========      ===========
   Highest.......... $     12.67    $  11.40     $     12.45     $    12.73      $    11.49      $     13.73
                     ===========    ========     ===========     ==========      ==========      ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                                   The Alger
                       The Alger      The Alger       The Alger       The Alger     The Alger    American Fund
                     American Fund  American Fund   American Fund   American Fund American Fund  (Series - S)
                      Sub-Account    Sub-Account     Sub-Account     Sub-Account   Sub-Account    Sub-Account
                     ------------- --------------- ---------------- ------------- -------------- -------------
                                        Alger           Alger           Alger      Alger Small   Alger Growth
                     Alger Growth  Income & Growth Leveraged AllCap MidCap Growth Capitalization (Series - S)
                     ------------- --------------- ---------------- ------------- -------------- -------------
ASSETS
Investments at fair
  value.............  $16,576,696    $14,832,965     $25,315,804     $37,729,623   $17,989,285    $15,287,894
                      -----------    -----------     -----------     -----------   -----------    -----------
   Total assets.....  $16,576,696    $14,832,965     $25,315,804     $37,729,623   $17,989,285    $15,287,894
                      ===========    ===========     ===========     ===========   ===========    ===========
NET ASSETS
Accumulation units..  $16,548,355    $14,813,029     $25,302,432     $37,723,846   $17,985,705    $15,287,894
Contracts in payout
  (annuitization)
  period............       28,341         19,936          13,372           5,777         3,580             --
                      -----------    -----------     -----------     -----------   -----------    -----------
   Total net assets.  $16,576,696    $14,832,965     $25,315,804     $37,729,623   $17,989,285    $15,287,894
                      ===========    ===========     ===========     ===========   ===========    ===========
FUND SHARE
  INFORMATION
Number of shares....      336,446      1,223,842         457,046       1,597,359       539,895        313,020
                      ===========    ===========     ===========     ===========   ===========    ===========
Cost of investments.  $13,739,636    $12,987,480     $16,141,499     $31,007,407   $12,255,171    $11,127,711
                      ===========    ===========     ===========     ===========   ===========    ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........  $      8.57    $      8.42     $      9.99     $     14.57   $      9.03    $     13.02
                      ===========    ===========     ===========     ===========   ===========    ===========
   Highest..........  $     16.35    $     16.02     $     25.36     $     27.05   $     14.98    $     17.27
                      ===========    ===========     ===========     ===========   ===========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                       DWS         DWS
                                                   Investments Investments
                        The Alger      The Alger    Variable    Variable
                      American Fund  American Fund  Insurance   Insurance         DWS               DWS
                      (Series - S)   (Series - S)  Trust Funds Trust Funds Variable Series I Variable Series I
                       Sub-Account    Sub-Account  Sub-Account Sub-Account    Sub-Account       Sub-Account
                     --------------- ------------- ----------- ----------- ----------------- -----------------
                     Alger Leveraged Alger MidCap    DWS VIP     DWS VIP
                         AllCap         Growth     Equity 500   Small Cap       DWS VIP       DWS VIP Global
                      (Series - S)   (Series - S)    Index B     Index B        Bond A         Opportunities
                     --------------- ------------- ----------- ----------- ----------------- -----------------
ASSETS
Investments at fair
  value.............   $7,470,315     $17,168,502  $4,383,432  $1,521,446     $13,752,865       $14,558,348
                       ----------     -----------  ----------  ----------     -----------       -----------
   Total assets.....   $7,470,315     $17,168,502  $4,383,432  $1,521,446     $13,752,865       $14,558,348
                       ==========     ===========  ==========  ==========     ===========       ===========
NET ASSETS
Accumulation units..   $7,470,315     $17,165,103  $4,383,432  $1,521,446     $13,720,837       $14,552,252
Contracts in payout
  (annuitization)
  period............           --           3,399          --          --          32,028             6,096
                       ----------     -----------  ----------  ----------     -----------       -----------
   Total net assets.   $7,470,315     $17,168,502  $4,383,432  $1,521,446     $13,752,865       $14,558,348
                       ==========     ===========  ==========  ==========     ===========       ===========
FUND SHARE
  INFORMATION
Number of shares....      136,894         739,703     282,438     103,500       1,970,325           796,409
                       ==========     ===========  ==========  ==========     ===========       ===========
Cost of investments.   $5,601,770     $14,695,870  $3,493,445  $1,372,554     $13,623,291       $10,677,188
                       ==========     ===========  ==========  ==========     ===========       ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........   $    17.09     $     15.52  $    15.48  $    17.80     $     13.20       $     14.09
                       ==========     ===========  ==========  ==========     ===========       ===========
   Highest..........   $    17.75     $     16.12  $    16.00  $    18.40     $     16.87       $     26.50
                       ==========     ===========  ==========  ==========     ===========       ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                             Federated      Federated    Federated
                            DWS               DWS               DWS          Insurance      Insurance    Insurance
                     Variable Series I Variable Series I Variable Series I     Series        Series       Series
                        Sub-Account       Sub-Account       Sub-Account     Sub-Account    Sub-Account  Sub-Account
                     ----------------- ----------------- ----------------- -------------- ------------- -----------
                                                                                            Federated    Federated
                          DWS VIP                                            Federated    Fund for U.S.    High
                        Growth and          DWS VIP           DWS VIP         Capital      Government   Income Bond
                         Income A        International      Balanced A     Income Fund II Securities II   Fund II
                     ----------------- ----------------- ----------------- -------------- ------------- -----------
ASSETS
Investments at fair
  value.............    $2,732,618        $6,646,281        $10,828,946      $5,623,478    $31,456,446  $22,372,155
                        ----------        ----------        -----------      ----------    -----------  -----------
   Total assets.....    $2,732,618        $6,646,281        $10,828,946      $5,623,478    $31,456,446  $22,372,155
                        ==========        ==========        ===========      ==========    ===========  ===========
NET ASSETS
Accumulation units..    $2,732,618        $6,635,733        $10,811,057      $5,609,554    $31,439,141  $22,361,521
Contracts in payout
  (annuitization)
  period............            --            10,548             17,889          13,924         17,305       10,634
                        ----------        ----------        -----------      ----------    -----------  -----------
   Total net assets.    $2,732,618        $6,646,281        $10,828,946      $5,623,478    $31,456,446  $22,372,155
                        ==========        ==========        ===========      ==========    ===========  ===========
FUND SHARE
  INFORMATION
Number of shares....       252,786           442,790            436,475         584,561      2,728,226    2,986,937
                        ==========        ==========        ===========      ==========    ===========  ===========
Cost of investments.    $2,307,384        $4,758,950        $ 9,401,573      $5,693,531    $31,043,906  $22,615,482
                        ==========        ==========        ===========      ==========    ===========  ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........    $     9.83        $    10.81        $     11.78      $     8.97    $     13.07  $     12.88
                        ==========        ==========        ===========      ==========    ===========  ===========
   Highest..........    $    11.36        $    15.80        $     11.95      $    16.32    $     17.15  $     19.36
                        ==========        ==========        ===========      ==========    ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------


                       Fidelity       Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                       Variable       Variable      Variable      Variable      Variable      Variable
                       Insurance     Insurance      Insurance     Insurance     Insurance     Insurance
                     Products Fund Products Fund  Products Fund Products Fund Products Fund Products Fund
                      Sub-Account   Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                     ------------- -------------- ------------- ------------- ------------- -------------
                       VIP Asset                       VIP                                    VIP Money
                        Manager    VIP Contrafund Equity-Income  VIP Growth   VIP Index 500    Market
                     ------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair
  value.............  $13,084,830   $86,546,530    $53,256,262   $38,987,521   $56,359,895   $46,879,938
                      -----------   -----------    -----------   -----------   -----------   -----------
   Total assets.....  $13,084,830   $86,546,530    $53,256,262   $38,987,521   $56,359,895   $46,879,938
                      ===========   ===========    ===========   ===========   ===========   ===========
NET ASSETS
Accumulation units..  $13,075,379   $86,407,169    $53,224,082   $39,961,200   $56,312,040   $46,842,649
Contracts in payout
  (annuitization)
  period............        9,451       139,361         32,180        26,321        47,855        37,289
                      -----------   -----------    -----------   -----------   -----------   -----------
   Total net assets.  $13,084,830   $86,546,530    $53,256,262   $38,987,521   $56,359,895   $46,879,938
                      ===========   ===========    ===========   ===========   ===========   ===========
FUND SHARE
  INFORMATION
Number of shares....      789,670     3,102,026      2,227,364       864,085       343,616    46,879,938
                      ===========   ===========    ===========   ===========   ===========   ===========
Cost of investments.  $11,780,216   $79,375,877    $51,908,126   $31,200,652   $45,398,109   $46,879,938
                      ===========   ===========    ===========   ===========   ===========   ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........  $     11.87   $     14.99    $     14.43   $      8.39   $      9.90   $     11.11
                      ===========   ===========    ===========   ===========   ===========   ===========
   Highest..........  $     21.14   $     32.43    $     32.34   $     30.10   $     14.37   $     14.63
                      ===========   ===========    ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                       Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                       Fidelity        Variable          Variable          Variable          Variable          Variable
                       Variable        Insurance         Insurance         Insurance         Insurance         Insurance
                       Insurance     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                     Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                      Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                       VIP Asset                              VIP
                          VIP           Manager       VIP Contrafund     Equity-Income      VIP Growth       VIP Index 500
                       Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                     ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value.............  $25,100,057     $6,730,698        $47,224,706       $40,490,338       $21,853,548       $46,550,325
                      -----------     ----------        -----------       -----------       -----------       -----------
   Total assets.....  $25,100,057     $6,730,698        $47,224,706       $40,490,338       $21,853,548       $46,550,325
                      ===========     ==========        ===========       ===========       ===========       ===========
NET ASSETS
Accumulation units..  $25,062,279     $6,730,698        $47,223,160       $40,461,075       $21,853,548       $46,532,230
Contracts in payout
  (annuitization)
  period............       37,778             --              1,546            29,263                --            18,095
                      -----------     ----------        -----------       -----------       -----------       -----------
   Total net assets.  $25,100,057     $6,730,698        $47,224,706       $40,490,338       $21,853,548       $46,550,325
                      ===========     ==========        ===========       ===========       ===========       ===========
FUND SHARE
  INFORMATION
Number of shares....      991,313        412,168          1,719,764         1,717,876           489,441           285,953
                      ===========     ==========        ===========       ===========       ===========       ===========
Cost of investments.  $18,138,951     $6,044,390        $50,321,187       $41,565,348       $15,497,912       $39,780,312
                      ===========     ==========        ===========       ===========       ===========       ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........  $     12.57     $    12.02        $     16.05       $     12.77       $     12.91       $     12.52
                      ===========     ==========        ===========       ===========       ===========       ===========
   Highest..........  $     24.59     $    12.56        $     16.67       $     13.64       $     17.33       $     13.00
                      ===========     ==========        ===========       ===========       ===========       ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                         Fidelity          Fidelity          Fidelity
                         Variable          Variable          Variable
                         Insurance         Insurance         Insurance      Goldman Sachs   Goldman Sachs
                       Products Fund     Products Fund     Products Fund      Variable        Variable       J.P. Morgan
                     (Service Class 2) (Service Class 2) (Service Class 2) Insurance Trust Insurance Trust Series Trust II
                        Sub-Account       Sub-Account       Sub-Account      Sub-Account     Sub-Account     Sub-Account
                     ----------------- ----------------- ----------------- --------------- --------------- ---------------
                                                                                 VIT             VIT
                      VIP Investment       VIP Money                          Strategic      Structured
                        Grade Bond          Market         VIP Overseas     International       Small           Small
                     (Service Class 2) (Service Class 2) (Service Class 2)     Equity        Cap Equity        Company
                     ----------------- ----------------- ----------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value.............    $54,745,308       $55,846,998       $45,858,234      $5,195,664      $2,884,517      $3,525,394
                        -----------       -----------       -----------      ----------      ----------      ----------
   Total assets.....    $54,745,308       $55,846,998       $45,858,234      $5,195,664      $2,884,517      $3,525,394
                        ===========       ===========       ===========      ==========      ==========      ==========
NET ASSETS
Accumulation units..    $54,664,661       $55,846,998       $45,853,944      $5,181,548      $2,839,417      $3,518,570
Contracts in payout
  (annuitization)
  period............         80,647                --             4,290          14,116          45,100           6,824
                        -----------       -----------       -----------      ----------      ----------      ----------
   Total net assets.    $54,745,308       $55,846,998       $45,858,234      $5,195,664      $2,884,517      $3,525,394
                        ===========       ===========       ===========      ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of shares....      4,365,655        55,846,998         1,825,567         377,592         269,329         219,514
                        ===========       ===========       ===========      ==========      ==========      ==========
Cost of investments.    $54,684,477       $55,846,998       $37,506,339      $4,259,807      $3,387,149      $3,134,879
                        ===========       ===========       ===========      ==========      ==========      ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........    $     10.43       $     10.33       $     16.45      $    13.60      $    16.34      $    15.27
                        ===========       ===========       ===========      ==========      ==========      ==========
   Highest..........    $     12.43       $     10.80       $     19.11      $    13.82      $    16.61      $    15.52
                        ===========       ===========       ===========      ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                     Janus Aspen  Janus Aspen  Janus Aspen Janus Aspen  Janus Aspen   Janus Aspen
                       Series       Series       Series      Series        Series       Series
                     Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account   Sub-Account
                     ----------- ------------- ----------- ----------- -------------- -----------
                                                  Forty     Large Cap                  Worldwide
                      Balanced   Flexible Bond  Portfolio    Growth    Mid Cap Growth   Growth
                     ----------- ------------- ----------- ----------- -------------- -----------
ASSETS
Investments at fair
  value............. $48,451,030  $19,089,163  $7,295,718  $27,376,695  $30,609,679   $30,455,962
                     -----------  -----------  ----------  -----------  -----------   -----------
   Total assets..... $48,451,030  $19,089,163  $7,295,718  $27,376,695  $30,609,679   $30,455,962
                     ===========  ===========  ==========  ===========  ===========   ===========
NET ASSETS
Accumulation units.. $48,370,991  $19,078,731  $7,295,718  $27,362,312  $30,603,148   $30,447,817
Contracts in payout
  (annuitization)
  period............      80,039       10,432          --       14,383        6,531         8,145
                     -----------  -----------  ----------  -----------  -----------   -----------
   Total net assets. $48,451,030  $19,089,163  $7,295,718  $27,376,695  $30,609,679   $30,455,962
                     ===========  ===========  ==========  ===========  ===========   ===========
FUND SHARE
  INFORMATION
Number of shares....   1,612,347    1,665,721     177,167    1,036,211      766,392       862,043
                     ===========  ===========  ==========  ===========  ===========   ===========
Cost of investments. $38,103,551  $19,862,119  $4,548,544  $24,901,885  $25,394,606   $26,557,092
                     ===========  ===========  ==========  ===========  ===========   ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest........... $     12.36  $     13.74  $    18.01  $      7.47  $      6.50   $      7.43
                     ===========  ===========  ==========  ===========  ===========   ===========
   Highest.......... $     34.55  $     21.42  $    18.49  $     26.40  $     34.29   $     29.80
                     ===========  ===========  ==========  ===========  ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                       Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen
                          Series           Series           Series           Series           Series           Series
                     (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                     ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                             INTECH
                                                                          Risk-Managed                     Small Company
                         Balanced      Foreign Stock   Forty Portfolio   Core Portfolio   Mid Cap Value        Value
                     (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                     ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair
  value.............   $12,314,209      $15,852,429       $9,179,750       $6,217,404      $25,818,130       $6,978,358
                       -----------      -----------       ----------       ----------      -----------       ----------
   Total assets.....   $12,314,209      $15,852,429       $9,179,750       $6,217,404      $25,818,130       $6,978,358
                       ===========      ===========       ==========       ==========      ===========       ==========
NET ASSETS
Accumulation units..   $12,312,938      $15,852,429       $9,179,750       $6,217,404      $25,818,130       $6,978,358
Contracts in payout
  (annuitization)
  period............         1,271               --               --               --               --               --
                       -----------      -----------       ----------       ----------      -----------       ----------
   Total net assets.   $12,314,209      $15,852,429       $9,179,750       $6,217,404      $25,818,130       $6,978,358
                       ===========      ===========       ==========       ==========      ===========       ==========
FUND SHARE
  INFORMATION
Number of shares....       396,210          829,536          224,994          467,826        1,546,922          387,902
                       ===========      ===========       ==========       ==========      ===========       ==========
Cost of investments.   $10,513,176      $12,496,775       $6,479,394       $6,234,906      $23,993,912       $7,100,436
                       ===========      ===========       ==========       ==========      ===========       ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........   $     12.88      $     15.52       $    17.83       $    13.67      $     14.17       $    11.91
                       ===========      ===========       ==========       ==========      ===========       ==========
   Highest..........   $     13.37      $     19.96       $    18.51       $    14.19      $     14.72       $    12.22
                       ===========      ===========       ==========       ==========      ===========       ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                       Janus Aspen       Lazard       Lazard        Legg Mason        Legg Mason         Legg Mason
                          Series       Retirement   Retirement   Partners Variable Partners Variable Partners Variable
                     (Service Shares) Series, Inc. Series, Inc.    Portfolios I      Portfolios I       Portfolios I
                       Sub-Account    Sub-Account   Sub-Account     Sub-Account       Sub-Account       Sub-Account
                     ---------------- ------------ ------------- ----------------- ----------------- ------------------
                                                                    Legg Mason        Legg Mason
                        Worldwide                                    Variable       Variable Global      Legg Mason
                          Growth        Emerging   International    Fundamental       High Yield     Variable Investors
                     (Service Shares)   Markets       Equity      Value Portfolio       Bond II         Portfolio I
                     ---------------- ------------ ------------- ----------------- ----------------- ------------------
ASSETS
Investments at fair
  value.............    $3,264,772    $13,887,458   $2,811,584      $11,379,346       $29,280,181       $16,941,797
                        ----------    -----------   ----------      -----------       -----------       -----------
   Total assets.....    $3,264,772    $13,887,458   $2,811,584      $11,379,346       $29,280,181       $16,941,797
                        ==========    ===========   ==========      ===========       ===========       ===========
NET ASSETS
Accumulation units..    $3,264,772    $13,751,712   $2,811,584      $11,331,757       $29,280,181       $16,889,309
Contracts in payout
  (annuitization)
  period............            --        135,746           --           47,589                --            52,488
                        ----------    -----------   ----------      -----------       -----------       -----------
   Total net assets.    $3,264,772    $13,887,458   $2,811,584      $11,379,346       $29,280,181       $16,941,797
                        ==========    ===========   ==========      ===========       ===========       ===========
FUND SHARE
  INFORMATION
Number of shares....        93,199        541,633      210,606          524,636         3,224,690         1,025,532
                        ==========    ===========   ==========      ===========       ===========       ===========
Cost of investments.    $2,445,675    $ 9,877,377   $2,493,587      $12,540,650       $31,750,957       $14,424,497
                        ==========    ===========   ==========      ===========       ===========       ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........    $    11.10    $     38.22   $    13.45      $      9.45       $     11.44       $      9.68
                        ==========    ===========   ==========      ===========       ===========       ===========
   Highest..........    $    12.81    $     43.87   $    13.67      $      9.51       $     11.89       $     13.81
                        ==========    ===========   ==========      ===========       ===========       ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                                      MFS Variable
                      MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable   Insurance Trust
                     Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust (Service Class)
                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                     --------------- --------------- --------------- --------------- --------------- ---------------
                      MFS Emerging    MFS Investors      MFS New                        MFS Total    MFS High Income
                         Growth           Trust         Discovery     MFS Research       Return      (Service Class)
                     --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value.............   $6,462,174      $4,942,220      $10,565,416     $3,429,840      $31,639,858     $10,322,924
                       ----------      ----------      -----------     ----------      -----------     -----------
   Total assets.....   $6,462,174      $4,942,220      $10,565,416     $3,429,840      $31,639,858     $10,322,924
                       ==========      ==========      ===========     ==========      ===========     ===========
NET ASSETS
Accumulation units..   $6,454,368      $4,939,895      $10,561,943     $3,429,840      $31,568,613     $10,306,963
Contracts in payout
  (annuitization)
  period............        7,806           2,325            3,473             --           71,245          15,961
                       ----------      ----------      -----------     ----------      -----------     -----------
   Total net assets.   $6,462,174      $4,942,220      $10,565,416     $3,429,840      $31,639,858     $10,322,924
                       ==========      ==========      ===========     ==========      ===========     ===========
FUND SHARE
  INFORMATION
Number of shares....      258,384         210,128          635,323        169,124        1,459,403       1,090,066
                       ==========      ==========      ===========     ==========      ===========     ===========
Cost of investments.   $5,433,812      $3,703,826      $ 8,977,580     $2,753,806      $28,356,729     $10,680,007
                       ==========      ==========      ===========     ==========      ===========     ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........   $     6.65      $    10.49      $      8.93     $     9.05      $     14.58     $     11.22
                       ==========      ==========      ===========     ==========      ===========     ===========
   Highest..........   $    13.80      $    12.88      $     19.48     $    13.52      $     16.73     $     11.66
                       ==========      ==========      ===========     ==========      ===========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                      MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                     Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust
                     (Service Class) (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                     --------------- --------------- --------------- --------------- --------------- ---------------
                      MFS Investor    MFS Investors      MFS New        MFS Total
                      Growth Stock        Trust         Discovery        Return       MFS Utilities     MFS Value
                     (Service Class) (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                     --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value.............   $16,550,637     $2,992,212      $7,247,339      $19,689,227     $10,357,466     $8,430,832
                       -----------     ----------      ----------      -----------     -----------     ----------
   Total assets.....   $16,550,637     $2,992,212      $7,247,339      $19,689,227     $10,357,466     $8,430,832
                       ===========     ==========      ==========      ===========     ===========     ==========
NET ASSETS
Accumulation units..   $16,549,385     $2,992,212      $7,211,536      $19,672,173     $10,325,472     $8,430,832
Contracts in payout
  (annuitization)
  period............         1,252             --          35,803           17,054          31,994             --
                       -----------     ----------      ----------      -----------     -----------     ----------
   Total net assets.   $16,550,637     $2,992,212      $7,247,339      $19,689,227     $10,357,466     $8,430,832
                       ===========     ==========      ==========      ===========     ===========     ==========
FUND SHARE
  INFORMATION
Number of shares....     1,430,479        127,927         444,349          918,341         303,649        557,595
                       ===========     ==========      ==========      ===========     ===========     ==========
Cost of investments.   $13,870,307     $2,383,952      $6,442,682      $18,787,016     $ 6,822,692     $7,162,721
                       ===========     ==========      ==========      ===========     ===========     ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........   $     12.02     $    13.26      $    10.62      $     11.79     $     20.72     $    14.26
                       ===========     ==========      ==========      ===========     ===========     ==========
   Highest..........   $     12.48     $    13.77      $    11.98      $     12.32     $     26.75     $    14.81
                       ===========     ==========      ==========      ===========     ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                      Oppenheimer    Oppenheimer    Oppenheimer
                        Variable       Variable       Variable    Panorama Series PIMCO Advisors PIMCO Advisors
                     Account Funds  Account Funds  Account Funds    Fund, Inc.       Variable       Variable
                     (Service Class (Service Class (Service Class (Service Class    Insurance      Insurance
                        ("SC"))        ("SC"))        ("SC"))         ("SC"))         Trust          Trust
                      Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account    Sub-Account
                     -------------- -------------- -------------- --------------- -------------- --------------
                      Oppenheimer    Oppenheimer
                         Global      Main Street    Oppenheimer     Oppenheimer
                       Securities     Small Cap        MidCap      International      OpCap          OpCap
                          (SC)       Growth (SC)     Fund (SC)      Growth (SC)      Balanced        Equity
                     -------------- -------------- -------------- --------------- -------------- --------------
ASSETS
Investments at fair
  value.............  $21,250,244    $52,951,138     $3,502,636     $4,418,906     $22,547,446     $6,481,483
                      -----------    -----------     ----------     ----------     -----------     ----------
   Total assets.....  $21,250,244    $52,951,138     $3,502,636     $4,418,906     $22,547,446     $6,481,483
                      ===========    ===========     ==========     ==========     ===========     ==========
NET ASSETS
Accumulation units..  $21,250,244    $52,940,808     $3,502,636     $4,418,906     $22,514,627     $6,481,483
Contracts in payout
  (annuitization)
  period............           --         10,330             --             --          32,819             --
                      -----------    -----------     ----------     ----------     -----------     ----------
   Total net assets.  $21,250,244    $52,951,138     $3,502,636     $4,418,906     $22,547,446     $6,481,483
                      ===========    ===========     ==========     ==========     ===========     ==========
FUND SHARE
  INFORMATION
Number of shares....      585,890      2,936,835         65,814      1,999,505       2,257,002        178,701
                      ===========    ===========     ==========     ==========     ===========     ==========
Cost of investments.  $18,013,272    $46,096,934     $3,278,761     $2,952,318     $23,100,327     $5,993,262
                      ===========    ===========     ==========     ==========     ===========     ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........  $     14.95    $     12.98     $    12.11     $    17.22     $     10.89     $    13.87
                      ===========    ===========     ==========     ==========     ===========     ==========
   Highest..........  $     15.53    $     17.03     $    12.42     $    18.79     $     11.33     $    14.10
                      ===========    ===========     ==========     ==========     ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                        PIMCO       PIMCO
                      Advisors    Advisors      PIMCO        PIMCO       PIMCO       PIMCO
                      Variable    Variable     Variable    Variable    Variable    Variable
                      Insurance   Insurance   Insurance    Insurance   Insurance   Insurance
                        Trust       Trust       Trust        Trust       Trust       Trust
                     Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account Sub-Account
                     ----------- ----------- ------------ ----------- ----------- ------------
                        OpCap       OpCap                    Money    PIMCO Real  PIMCO Total
                     Renaissance  Small Cap  Foreign Bond   Market      Return      Return
                     ----------- ----------- ------------ ----------- ----------- ------------
ASSETS
Investments at fair
  value............. $5,625,834  $18,573,188 $27,086,022  $43,104,664 $34,809,127 $106,014,355
                     ----------  ----------- -----------  ----------- ----------- ------------
   Total assets..... $5,625,834  $18,573,188 $27,086,022  $43,104,664 $34,809,127 $106,014,355
                     ==========  =========== ===========  =========== =========== ============
NET ASSETS
Accumulation units.. $5,625,834  $18,503,818 $27,078,214  $43,038,264 $34,809,127 $105,928,371
Contracts in payout
  (annuitization)
  period............         --       69,370       7,808       66,400          --       85,984
                     ----------  ----------- -----------  ----------- ----------- ------------
   Total net assets. $5,625,834  $18,573,188 $27,086,022  $43,104,664 $34,809,127 $106,014,355
                     ==========  =========== ===========  =========== =========== ============
FUND SHARE
  INFORMATION
Number of shares....    380,381      636,286   2,676,484   43,104,664   2,769,223   10,106,230
                     ==========  =========== ===========  =========== =========== ============
Cost of investments. $5,357,678  $19,343,187 $27,303,655  $43,104,664 $34,877,537 $103,975,209
                     ==========  =========== ===========  =========== =========== ============
ACCUMULATION
  UNIT FAIR VALUE
   Lowest........... $    11.73  $     13.77 $     10.69  $     10.21 $     11.15 $      10.93
                     ==========  =========== ===========  =========== =========== ============
   Highest.......... $    12.19  $     24.48 $     13.95  $     11.52 $     12.30 $      15.04
                     ==========  =========== ===========  =========== =========== ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                         PIMCO
                       Variable
                       Insurance   Putnam Variable Putnam Variable Rydex Variable Rydex Variable  STI Classic
                         Trust          Trust           Trust          Trust          Trust      Variable Trust
                      Sub-Account    Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account
                     ------------- --------------- --------------- -------------- -------------- --------------
                     StocksPLUS(R)                       VT
                      Growth and                    International                                 STI Classic
                        Income                       Growth and                    Rydex Sector    Large Cap
                       Portfolio    VT High Yield      Income        Rydex OTC       Rotation     Growth Stock
                     ------------- --------------- --------------- -------------- -------------- --------------
ASSETS
Investments at fair
  value.............  $6,926,753     $9,018,250      $14,550,133     $2,280,093     $5,103,574     $2,361,911
                      ----------     ----------      -----------     ----------     ----------     ----------
   Total assets.....  $6,926,753     $9,018,250      $14,550,133     $2,280,093     $5,103,574     $2,361,911
                      ==========     ==========      ===========     ==========     ==========     ==========
NET ASSETS
Accumulation units..  $6,906,760     $9,010,431      $14,550,133     $2,280,093     $5,103,574     $2,361,911
Contracts in payout
  (annuitization)
  period............      19,993          7,819               --             --             --             --
                      ----------     ----------      -----------     ----------     ----------     ----------
   Total net assets.  $6,926,753     $9,018,250      $14,550,133     $2,280,093     $5,103,574     $2,361,911
                      ==========     ==========      ===========     ==========     ==========     ==========
FUND SHARE
  INFORMATION
Number of shares....     627,423      1,220,332          882,896        125,833        332,914        129,278
                      ==========     ==========      ===========     ==========     ==========     ==========
Cost of investments.  $5,885,715     $9,123,843      $13,388,040     $1,546,715     $4,377,287     $2,071,493
                      ==========     ==========      ===========     ==========     ==========     ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........  $    12.02     $    14.17      $     18.58     $     6.39     $    15.23     $    10.05
                      ==========     ==========      ===========     ==========     ==========     ==========
   Highest..........  $    12.22     $    14.82      $     19.95     $    11.07     $    20.33     $    11.13
                      ==========     ==========      ===========     ==========     ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    T. Rowe Price T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price
                      STI Classic      Equity        Equity        Equity         Equity          Equity
                     Variable Trust Series, Inc.  Series, Inc.  Series, Inc.  Series, Inc. II Series, Inc. II
                      Sub-Account    Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account
                     -------------- ------------- ------------- ------------- --------------- ---------------
                                    T. Rowe Price T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price
                     STI Large Cap     Equity        Mid-Cap     New America     Blue Chip        Equity
                      Value Equity     Income        Growth        Growth        Growth II       Income II
                     -------------- ------------- ------------- ------------- --------------- ---------------
ASSETS
Investments at fair
  value.............   $3,632,296    $34,439,085   $24,772,685   $5,061,473     $34,352,287     $58,004,790
                       ----------    -----------   -----------   ----------     -----------     -----------
   Total assets.....   $3,632,296    $34,439,085   $24,772,685   $5,061,473     $34,352,287     $58,004,790
                       ==========    ===========   ===========   ==========     ===========     ===========
NET ASSETS
Accumulation units..   $3,618,931    $34,410,319   $24,763,319   $5,061,473     $34,352,287     $58,003,536
Contracts in payout
  (annuitization)
  period............       13,365         28,766         9,366           --              --           1,254
                       ----------    -----------   -----------   ----------     -----------     -----------
   Total net assets.   $3,632,296    $34,439,085   $24,772,685   $5,061,473     $34,352,287     $58,004,790
                       ==========    ===========   ===========   ==========     ===========     ===========
FUND SHARE
  INFORMATION
Number of shares....      201,906      1,453,739       990,115      229,233       2,936,093       2,452,634
                       ==========    ===========   ===========   ==========     ===========     ===========
Cost of investments.   $3,114,924    $30,079,138   $19,576,681   $4,333,824     $27,676,742     $55,239,514
                       ==========    ===========   ===========   ==========     ===========     ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........   $    12.78    $     16.48   $     16.29   $     9.59     $     12.60     $     12.94
                       ==========    ===========   ===========   ==========     ===========     ===========
   Highest..........   $    16.05    $     18.34   $     25.10   $    12.23     $     13.08     $     13.52
                       ==========    ===========   ===========   ==========     ===========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                            The Universal
                     T. Rowe Price The Universal The Universal The Universal The Universal  Institutional
                     International Institutional Institutional Institutional Institutional   Funds, Inc.
                     Series, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.     (Class II)
                      Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                     ------------- ------------- ------------- ------------- -------------- --------------
                     T. Rowe Price  Van Kampen    Van Kampen    Van Kampen   Van Kampen UIF Van Kampen UIF
                     International  UIF Equity     UIF High     UIF Mid Cap   U.S. Mid Cap  Equity Growth
                         Stock        Growth         Yield        Growth         Value        (Class II)
                     ------------- ------------- ------------- ------------- -------------- --------------
ASSETS
Investments at fair
  value.............  $10,102,301   $28,433,648   $ 5,911,412   $7,571,823    $44,377,879     $3,936,528
                      -----------   -----------   -----------   ----------    -----------     ----------
   Total assets.....  $10,102,301   $28,433,648   $ 5,911,412   $7,571,823    $44,377,879     $3,936,528
                      ===========   ===========   ===========   ==========    ===========     ==========
NET ASSETS
Accumulation units..  $10,097,227   $28,403,029   $ 5,880,865   $7,556,161    $44,351,029     $3,936,528
Contracts in payout
  (annuitization)
  period............        5,074        30,619        30,547       15,662         26,850             --
                      -----------   -----------   -----------   ----------    -----------     ----------
   Total net assets.  $10,102,301   $28,433,648   $ 5,911,412   $7,571,823    $44,377,879     $3,936,528
                      ===========   ===========   ===========   ==========    ===========     ==========
FUND SHARE
  INFORMATION
Number of shares....      570,429     1,415,314       458,961      519,329      2,322,233        198,014
                      ===========   ===========   ===========   ==========    ===========     ==========
Cost of investments.  $ 8,054,654   $18,569,423   $10,115,118   $5,379,995    $38,415,164     $2,914,741
                      ===========   ===========   ===========   ==========    ===========     ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........  $     11.11   $     14.75   $     11.35   $    14.87    $     15.43     $    14.03
                      ===========   ===========   ===========   ==========    ===========     ==========
   Highest..........  $     15.55   $     15.20   $     12.75   $    15.11    $     19.73     $    14.54
                      ===========   ===========   ===========   ==========    ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                    Van Kampen  Van Kampen
                     The Universal                                                     Life        Life
                     Institutional     Van Eck         Van Eck          Van Eck     Investment  Investment
                      Funds, Inc.     Worldwide       Worldwide        Worldwide       Trust       Trust
                      (Class II)   Insurance Trust Insurance Trust  Insurance Trust (Class II)  (Class II)
                      Sub-Account    Sub-Account     Sub-Account      Sub-Account   Sub-Account Sub-Account
                     ------------- --------------- ---------------- --------------- ----------- -----------
                      Van Kampen                                                        LIT
                     UIF U.S. Real     Van Eck         Van Eck          Van Eck     Aggressive      LIT
                        Estate        Worldwide       Worldwide        Worldwide      Growth    Government
                      (Class II)   Absolute Return Emerging Markets   Hard Assets   (Class II)  (Class II)
                     ------------- --------------- ---------------- --------------- ----------- -----------
ASSETS
Investments at fair
  value.............  $33,939,573    $2,317,185      $15,743,500      $22,099,079   $10,248,608 $9,609,604
                      -----------    ----------      -----------      -----------   ----------- ----------
   Total assets.....  $33,939,573    $2,317,185      $15,743,500      $22,099,079   $10,248,608 $9,609,604
                      ===========    ==========      ===========      ===========   =========== ==========
NET ASSETS
Accumulation units..  $33,939,573    $2,317,185      $15,743,500      $22,099,079   $10,248,608 $9,584,677
Contracts in payout
  (annuitization)
  period............           --            --               --               --            --     24,927
                      -----------    ----------      -----------      -----------   ----------- ----------
   Total net assets.  $33,939,573    $2,317,185      $15,743,500      $22,099,079   $10,248,608 $9,609,604
                      ===========    ==========      ===========      ===========   =========== ==========
FUND SHARE
  INFORMATION
Number of shares....    1,555,434       216,357          567,947          536,516     1,791,715  1,010,474
                      ===========    ==========      ===========      ===========   =========== ==========
Cost of investments.  $35,933,487    $2,186,290      $12,531,988      $16,171,751   $ 8,482,336 $9,348,579
                      ===========    ==========      ===========      ===========   =========== ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........  $     15.80    $    10.39      $     28.36      $     31.60   $     14.08 $    10.73
                      ===========    ==========      ===========      ===========   =========== ==========
   Highest..........  $     21.90    $    10.79      $     29.45      $     32.82   $     14.73 $    11.15
                      ===========    ==========      ===========      ===========   =========== ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                           Van Kampen Life
                                             Investment
                                                Trust       Wells Fargo    Wells Fargo
                                             (Class II)    Variable Trust Variable Trust
                                             Sub-Account    Sub-Account    Sub-Account
                                           --------------- -------------- --------------
                                           LIT Growth and   Wells Fargo    Wells Fargo
                                               Income       VT Advantage   VT Advantage
                                             (Class II)      Discovery     Opportunity
                                           --------------- -------------- --------------
ASSETS
Investments at fair value.................   $68,980,292     $8,196,840    $14,813,861
                                             -----------     ----------    -----------
   Total assets...........................   $68,980,292     $8,196,840    $14,813,861
                                             ===========     ==========    ===========
NET ASSETS
Accumulation units........................   $68,951,230     $8,190,513    $14,799,341
Contracts in payout (annuitization) period        29,062          6,327         14,520
                                             -----------     ----------    -----------
   Total net assets.......................   $68,980,292     $8,196,840    $14,813,861
                                             ===========     ==========    ===========
FUND SHARE INFORMATION
Number of shares..........................     3,236,992        407,600        672,440
                                             ===========     ==========    ===========
Cost of investments.......................   $61,152,970     $5,555,775    $14,816,574
                                             ===========     ==========    ===========
ACCUMULATION UNIT FAIR VALUE
   Lowest.................................   $     13.37     $    15.47    $     12.69
                                             ===========     ==========    ===========
   Highest................................   $     14.58     $    15.70    $     12.88
                                             ===========     ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                            AIM Variable AIM Variable  AIM Variable    AIM Variable    AIM Variable    AIM Variable
                             Insurance    Insurance      Insurance       Insurance       Insurance       Insurance
                               Funds        Funds     Funds Series II Funds Series II Funds Series II Funds Series II
                            Sub-Account  Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                            ------------ ------------ --------------- --------------- --------------- ---------------
                                          AIM V. I.                      AIM V. I.                       AIM V. I.
                             AIM V. I.     Capital       AIM V. I.        Capital     AIM V. I. Core   Mid Cap Core
                            Basic Value  Appreciation Basic Value II  Appreciation II    Equity II       Equity II
                            ------------ ------------ --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................. $   142,472    $     --     $   40,394       $     --       $   75,314      $    8,405
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........    (363,799)    (14,280)      (199,467)       (54,278)        (115,759)       (259,899)
   Administrative
     expense...............     (26,233)       (951)       (13,497)        (3,622)          (7,913)        (17,644)
                            -----------    --------     ----------       --------       ----------      ----------
   Net investment
     income (loss).........    (247,560)    (15,231)      (172,570)       (57,900)         (48,358)       (269,138)
                            -----------    --------     ----------       --------       ----------      ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....   8,252,086     220,617      3,393,580        702,190        1,464,129       2,938,023
   Cost of investments
     sold..................   6,997,847     199,963      2,918,261        592,536        1,291,594       2,728,810
                            -----------    --------     ----------       --------       ----------      ----------
   Realized gains (losses)
     on fund shares........   1,254,239      20,654        475,319        109,654          172,535         209,213
Realized gain
  distributions............   1,328,150          --        679,105             --               --         252,497
                            -----------    --------     ----------       --------       ----------      ----------
   Net realized gains
     (losses)..............   2,582,389      20,654      1,154,424        109,654          172,535         461,710
Change in unrealized gains
  (losses).................  (2,291,321)     88,567       (961,523)       292,970          333,074       1,092,170
                            -----------    --------     ----------       --------       ----------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........     291,068     109,221        192,901        402,624          505,609       1,553,880
                            -----------    --------     ----------       --------       ----------      ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS............... $    43,508    $ 93,990     $   20,331       $344,724       $  457,251      $1,284,742
                            ===========    ========     ==========       ========       ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                                                       The Alger
                             The Alger     The Alger      The Alger       The Alger     The Alger    American Fund
                           American Fund American Fund  American Fund   American Fund American Fund  (Series - S)
                            Sub-Account   Sub-Account    Sub-Account     Sub-Account   Sub-Account    Sub-Account
                           ------------- ------------- ---------------- ------------- -------------- -------------
                                         Alger Income       Alger           Alger      Alger Small   Alger Growth
                           Alger Growth    & Growth    Leveraged AllCap MidCap Growth Capitalization (Series - S)
                           ------------- ------------- ---------------- ------------- -------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................  $   60,566    $  133,154      $       --     $       --     $       --    $   16,641
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk.........    (239,675)     (226,166)       (320,819)      (512,571)      (253,221)     (214,470)
   Administrative
     expense..............     (18,729)      (17,826)        (23,807)       (38,044)       (19,466)      (15,132)
                            ----------    ----------      ----------     ----------     ----------    ----------
   Net investment
     income (loss)........    (197,838)     (110,838)       (344,626)      (550,615)      (272,687)     (212,961)
                            ----------    ----------      ----------     ----------     ----------    ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales................   5,079,478     4,904,701       4,904,046      9,440,110      5,507,516     3,231,298
   Cost of investments
     sold.................   4,636,797     4,529,685       3,490,355      8,301,070      3,650,549     2,488,628
                            ----------    ----------      ----------     ----------     ----------    ----------
   Realized gains
     (losses) on fund
     shares...............     442,681       375,016       1,413,691      1,139,040      1,856,967       742,670
Realized gain
  distributions...........          --            --              --      4,821,818             --            --
                            ----------    ----------      ----------     ----------     ----------    ----------
   Net realized gains
     (losses).............     442,681       375,016       1,413,691      5,960,858      1,856,967       742,670
Change in unrealized
  gains (losses)..........   2,652,878     1,135,528       5,052,423      3,949,972        943,818     1,933,882
                            ----------    ----------      ----------     ----------     ----------    ----------
   Net realized and
     unrealized gains
     (losses) on
     investments..........   3,095,559     1,510,544       6,466,114      9,910,830      2,800,785     2,676,552
                            ----------    ----------      ----------     ----------     ----------    ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS..............  $2,897,721    $1,399,706      $6,121,488     $9,360,215     $2,528,098    $2,463,591
                            ==========    ==========      ==========     ==========     ==========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                              DWS         DWS
                                                          Investments Investments
                               The Alger      The Alger    Variable    Variable
                             American Fund  American Fund  Insurance   Insurance         DWS               DWS
                             (Series - S)   (Series - S)  Trust Funds Trust Funds Variable Series I Variable Series I
                              Sub-Account    Sub-Account  Sub-Account Sub-Account    Sub-Account       Sub-Account
                            --------------- ------------- ----------- ----------- ----------------- -----------------
                            Alger Leveraged Alger MidCap    DWS VIP     DWS VIP                          DWS VIP
                                AllCap         Growth     Equity 500   Small Cap       DWS VIP           Global
                             (Series - S)   (Series - S)    Index B     Index B        Bond A         Opportunities
                            --------------- ------------- ----------- ----------- ----------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................   $       --     $       --    $ 54,544    $   9,494     $  685,535        $   205,636
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........      (99,837)      (240,226)    (64,075)     (22,816)      (192,900)          (234,874)
   Administrative
     expense...............       (6,767)       (16,116)     (4,431)      (1,596)       (15,274)           (16,418)
                              ----------     ----------    --------    ---------     ----------        -----------
   Net investment
     income (loss).........     (106,604)      (256,342)    (13,962)     (14,918)       477,361            (45,656)
                              ----------     ----------    --------    ---------     ----------        -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....    8,860,889      3,312,715     731,456      150,834      2,641,619          4,800,677
   Cost of investments
     sold..................    7,981,109      3,044,616     565,157      130,876      2,637,963          3,461,773
                              ----------     ----------    --------    ---------     ----------        -----------
   Realized gains (losses)
     on fund shares........      879,780        268,099     166,299       19,958          3,656          1,338,904
Realized gain
  distributions............           --      2,170,931          --       99,332             --          1,173,280
                              ----------     ----------    --------    ---------     ----------        -----------
   Net realized gains
     (losses)..............      879,780      2,439,030     166,299      119,290          3,656          2,512,184
Change in unrealized gains
  (losses).................      929,370      1,903,691      (3,454)    (164,968)      (107,905)        (1,268,756)
                              ----------     ----------    --------    ---------     ----------        -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    1,809,150      4,342,721     162,845      (45,678)      (104,249)         1,243,428
                              ----------     ----------    --------    ---------     ----------        -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS...............   $1,702,546     $4,086,379    $148,883    $ (60,596)    $  373,112        $ 1,197,772
                              ==========     ==========    ========    =========     ==========        ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                DWS          DWS          DWS       Federated      Federated     Federated
                             Variable     Variable     Variable     Insurance      Insurance     Insurance
                             Series I     Series I     Series II      Series        Series         Series
                            Sub-Account  Sub-Account  Sub-Account  Sub-Account    Sub-Account   Sub-Account
                            ----------- ------------- ----------- -------------- ------------- --------------
                                                                                   Federated
                              DWS VIP                               Federated    Fund for U.S. Federated High
                            Growth and     DWS VIP      DWS VIP      Capital      Government    High Income
                             Income A   International Balanced A  Income Fund II Securities II  Bond Fund II
                            ----------- ------------- ----------- -------------- ------------- --------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $  38,461   $  179,840   $  428,941    $  364,122    $1,174,414    $ 2,033,984
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........    (42,861)    (101,680)    (164,789)      (87,869)     (371,362)      (346,920)
   Administrative
     expense...............     (3,066)      (7,065)     (14,692)       (7,667)      (29,303)       (27,139)
                             ---------   ----------   ----------    ----------    ----------    -----------
   Net investment
     income (loss).........     (7,466)      71,095      249,460       268,586       773,749      1,659,925
                             ---------   ----------   ----------    ----------    ----------    -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....    897,697    2,599,329    4,090,487     2,753,301     6,869,599      6,791,802
   Cost of investments
     sold..................    768,486    1,922,305    3,546,473     2,776,173     6,999,744      6,790,916
                             ---------   ----------   ----------    ----------    ----------    -----------
   Realized gains (losses)
     on fund shares........    129,211      677,024      544,014       (22,872)     (130,145)           886
Realized gain
  distributions............     42,424           --           --            --            --             --
                             ---------   ----------   ----------    ----------    ----------    -----------
   Net realized gains
     (losses)..............    171,635      677,024      544,014       (22,872)     (130,145)           886
Change in unrealized gains
  (losses).................   (160,161)      70,430     (335,747)      (56,514)      642,708     (1,156,817)
                             ---------   ----------   ----------    ----------    ----------    -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........     11,474      747,454      208,267       (79,386)      512,563     (1,155,931)
                             ---------   ----------   ----------    ----------    ----------    -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS...............  $   4,008   $  818,549   $  457,727    $  189,200    $1,286,312    $   503,994
                             =========   ==========   ==========    ==========    ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                              Fidelity       Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                              Variable       Variable      Variable      Variable      Variable      Variable
                              Insurance     Insurance      Insurance     Insurance     Insurance     Insurance
                            Products Fund Products Fund  Products Fund Products Fund Products Fund Products Fund
                             Sub-Account   Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                            ------------- -------------- ------------- ------------- ------------- -------------
                              VIP Asset                       VIP                                    VIP Money
                               Manager    VIP Contrafund Equity-Income  VIP Growth   VIP Index 500    Market
                            ------------- -------------- ------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $  817,795    $    783,299   $ 1,011,267   $   318,988   $ 2,184,651   $ 2,295,143
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........    (176,908)     (1,214,852)     (826,375)     (509,478)     (857,094)     (605,264)
   Administrative
     expense...............     (16,135)        (98,993)      (76,596)      (45,027)      (67,211)      (49,345)
                             ----------    ------------   -----------   -----------   -----------   -----------
   Net investment
     income (loss).........     624,752        (530,546)      108,296      (235,517)    1,260,346     1,640,534
                             ----------    ------------   -----------   -----------   -----------   -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....   3,812,240      21,040,281    18,960,226    10,237,372    13,840,455    31,908,316
   Cost of investments
     sold..................   3,571,920      15,438,954    15,917,999     9,146,032    10,985,475    31,908,316
                             ----------    ------------   -----------   -----------   -----------   -----------
   Realized gains (losses)
     on fund shares........     240,320       5,601,327     3,042,227     1,091,340     2,854,980            --
Realized gain
  distributions............     392,080      20,955,227     4,458,986        32,079            --            --
                             ----------    ------------   -----------   -----------   -----------   -----------
   Net realized gains
     (losses)..............     632,400      26,556,554     7,501,213     1,123,419     2,854,980            --
Change in unrealized gains
  (losses).................     502,855     (12,919,701)   (6,948,593)    7,614,512    (1,581,140)           --
                             ----------    ------------   -----------   -----------   -----------   -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........   1,135,255      13,636,853       552,620     8,737,931     1,273,840            --
                             ----------    ------------   -----------   -----------   -----------   -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS...............  $1,760,007    $ 13,106,307   $   660,916   $ 8,502,414   $ 2,534,186   $ 1,640,534
                             ==========    ============   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                            Fidelity          Fidelity          Fidelity          Fidelity
                          Fidelity    Fidelity Variable     Variable          Variable          Variable          Variable
                          Variable        Insurance         Insurance         Insurance         Insurance         Insurance
                          Insurance     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                        Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                         Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                          VIP Asset                              VIP
                             VIP           Manager       VIP Contrafund     Equity-Income      VIP Growth       VIP Index 500
                          Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                        ------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..............  $  836,912      $  367,511        $   339,723       $   673,704       $   80,465        $1,545,042
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk......    (350,534)        (96,396)          (698,042)         (651,749)        (293,934)         (720,696)
   Administrative
     expense...........     (28,780)         (6,389)           (46,916)          (44,394)         (20,806)          (48,971)
                         ----------      ----------        -----------       -----------       ----------        ----------
   Net investment
     income (loss).....     457,598         264,726           (405,235)          (22,439)        (234,275)          775,375
                         ----------      ----------        -----------       -----------       ----------        ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from
     sales.............   7,133,259       1,258,423         10,132,564         9,478,733        3,998,115         8,366,099
   Cost of investments
     sold..............   5,197,905       1,162,094          9,207,141         8,552,185        3,136,508         7,063,728
                         ----------      ----------        -----------       -----------       ----------        ----------
   Realized gains
     (losses) on fund
     shares............   1,935,354          96,329            925,423           926,548          861,607         1,302,371
Realized gain
  distributions........   1,705,475         178,753         11,620,064         3,394,524           13,744                --
                         ----------      ----------        -----------       -----------       ----------        ----------
   Net realized gains
     (losses)..........   3,640,829         275,082         12,545,487         4,321,072          875,351         1,302,371
Change in unrealized
  gains (losses).......    (462,328)        249,500         (5,516,827)       (4,239,837)       3,916,515          (385,846)
                         ----------      ----------        -----------       -----------       ----------        ----------
   Net realized and
     unrealized gains
     (losses) on
     investments.......   3,178,501         524,582          7,028,660            81,235        4,791,866           916,525
                         ----------      ----------        -----------       -----------       ----------        ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...........  $3,636,099      $  789,308        $ 6,623,425       $    58,796       $4,557,591        $1,691,900
                         ==========      ==========        ===========       ===========       ==========        ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Fidelity                            Fidelity
                               Variable      Fidelity Variable     Variable
                               Insurance         Insurance         Insurance      Goldman Sachs   Goldman Sachs
                             Products Fund     Products Fund     Products Fund      Variable        Variable       J.P. Morgan
                           (Service Class 2) (Service Class 2) (Service Class 2) Insurance Trust Insurance Trust Series Trust II
                              Sub-Account       Sub-Account       Sub-Account      Sub-Account     Sub-Account     Sub-Account
                           ----------------- ----------------- ----------------- --------------- --------------- ---------------
                                                                                       VIT             VIT
                            VIP Investment       VIP Money                          Strategic      Structured
                              Grade Bond          Market         VIP Overseas     International     Small Cap
                           (Service Class 2) (Service Class 2) (Service Class 2)   Equity (a)      Equity Fund    Small Company
                           ----------------- ----------------- ----------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................    $2,110,293        $ 2,786,784       $1,294,028       $   69,683      $    12,312      $     366
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk.........      (774,802)          (865,740)        (648,965)         (73,773)         (50,807)       (56,430)
   Administrative
     expense..............       (53,741)           (58,045)         (44,696)          (5,413)          (3,680)        (4,144)
                              ----------        -----------       ----------       ----------      -----------      ---------
   Net investment
     income (loss)........     1,281,750          1,862,999          600,367           (9,503)         (42,175)       (60,208)
                              ----------        -----------       ----------       ----------      -----------      ---------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales................     9,121,436         40,652,402        8,654,396        1,225,601        1,119,361        705,306
   Cost of investments
     sold.................     9,296,457         40,652,402        7,206,614          877,485        1,056,679        559,363
                              ----------        -----------       ----------       ----------      -----------      ---------
   Realized gains
     (losses) on fund
     shares...............      (175,021)                --        1,447,782          348,116           62,682        145,943
Realized gain
  distributions...........            --                 --        2,875,235          547,934          319,233        196,485
                              ----------        -----------       ----------       ----------      -----------      ---------
   Net realized gains
     (losses).............      (175,021)                --        4,323,017          896,050          381,915        342,428
Change in unrealized
  gains (losses)..........       245,863                 --        1,267,243         (550,344)      (1,017,201)      (529,248)
                              ----------        -----------       ----------       ----------      -----------      ---------
   Net realized and
     unrealized gains
     (losses) on
     investments..........        70,842                 --        5,590,260          345,706         (635,286)      (186,820)
                              ----------        -----------       ----------       ----------      -----------      ---------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS..............    $1,352,592        $ 1,862,999       $6,190,627       $  336,203      $  (677,461)     $(247,028)
                              ==========        ===========       ==========       ==========      ===========      =========

--------
(a)Previously known as VIT International Equity.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                             Janus Aspen   Janus Aspen  Janus Aspen Janus Aspen  Janus Aspen   Janus Aspen
                               Series        Series       Series      Series        Series       Series
                             Sub-Account   Sub-Account  Sub-Account Sub-Account  Sub-Account   Sub-Account
                             -----------  ------------- ----------- ----------- -------------- -----------
                                                           Forty     Large Cap                  Worldwide
                              Balanced    Flexible Bond  Portfolio    Growth    Mid Cap Growth   Growth
                             -----------  ------------- ----------- ----------- -------------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends................... $ 1,314,003   $  897,147   $   22,143  $  202,183    $   64,383   $  247,383
Charges from Lincoln Benefit
  Life Company:
   Mortality and
     expense risk...........    (711,569)    (262,344)     (94,370)   (380,270)     (397,530)    (443,665)
   Administrative
     expense................     (61,239)     (20,480)      (6,630)    (34,932)      (34,896)     (41,821)
                             -----------   ----------   ----------  ----------    ----------   ----------
   Net investment
     income (loss)..........     541,195      614,323      (78,857)   (213,019)     (368,043)    (238,103)
                             -----------   ----------   ----------  ----------    ----------   ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......  14,817,386    3,778,163    2,869,558   7,532,108     6,898,457    9,737,614
   Cost of investments
     sold...................  11,880,996    3,968,866    2,086,887   7,371,071     6,097,805    8,457,800
                             -----------   ----------   ----------  ----------    ----------   ----------
   Realized gains (losses)
     on fund shares.........   2,936,390     (190,703)     782,671     161,037       800,652    1,279,814
Realized gain distributions.          --           --           --          --       163,032           --
                             -----------   ----------   ----------  ----------    ----------   ----------
   Net realized gains
     (losses)...............   2,936,390     (190,703)     782,671     161,037       963,684    1,279,814
Change in unrealized gains
  (losses)..................   1,167,851      593,955    1,254,258   3,753,481     4,775,354    1,811,825
                             -----------   ----------   ----------  ----------    ----------   ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   4,104,241      403,252    2,036,929   3,914,518     5,739,038    3,091,639
                             -----------   ----------   ----------  ----------    ----------   ----------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS........... $ 4,645,436   $1,017,575   $1,958,072  $3,701,499    $5,370,995   $2,853,536
                             ===========   ==========   ==========  ==========    ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                             Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen
                                Series           Series           Series           Series           Series           Series
                           (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                           ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                   INTECH
                                                                                Risk-Managed                     Small Company
                               Balanced      Foreign Stock   Forty Portfolio   Core Portfolio   Mid Cap Value        Value
                           (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                           ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................    $  283,465       $  220,887       $   13,484       $   30,623       $  819,799       $   80,260
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk.........      (184,727)        (224,569)        (108,236)         (99,746)        (397,121)        (108,844)
   Administrative
     expense..............       (12,562)         (15,980)          (7,419)          (6,742)         (26,968)          (7,536)
                              ----------       ----------       ----------       ----------       ----------       ----------
   Net investment
     income (loss)........        86,176          (19,662)        (102,171)         (75,865)         395,710          (36,120)
                              ----------       ----------       ----------       ----------       ----------       ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales................     2,516,786        5,032,841        1,802,889        1,599,812        4,432,090        2,385,136
   Cost of investments
     sold.................     2,189,835        3,929,318        1,384,244        1,615,069        3,965,124        2,160,919
                              ----------       ----------       ----------       ----------       ----------       ----------
   Realized gains
     (losses) on fund
     shares...............       326,951        1,103,523          418,645          (15,257)         466,966          224,217
Realized gain
  distributions...........            --          368,516               --           63,359          843,325          193,169
                              ----------       ----------       ----------       ----------       ----------       ----------
   Net realized gains
     (losses).............       326,951        1,472,039          418,645           48,102        1,310,291          417,386
Change in unrealized
  gains (losses)..........       603,069          803,846        1,970,823          331,016         (266,055)        (919,926)
                              ----------       ----------       ----------       ----------       ----------       ----------
   Net realized and
     unrealized gains
     (losses) on
     investments..........       930,020        2,275,885        2,389,468          379,118        1,044,236         (502,540)
                              ----------       ----------       ----------       ----------       ----------       ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS..............    $1,016,196       $2,256,223       $2,287,297       $  303,253       $1,439,946       $ (538,660)
                              ==========       ==========       ==========       ==========       ==========       ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                             Legg Mason         Legg Mason
                               Janus Aspen       Lazard       Lazard          Partners           Partners
                                  Series       Retirement   Retirement        Variable           Variable
                             (Service Shares) Series, Inc. Series, Inc.     Portfolios I       Portfolios I
                               Sub-Account    Sub-Account   Sub-Account     Sub-Account         Sub-Account
                             ---------------- ------------ ------------- ------------------ -------------------

                                                                             Legg Mason         Legg Mason
                                Worldwide                                     Variable           Variable
                                  Growth        Emerging   International      All Cap             All Cap
                             (Service Shares)   Markets       Equity     Portfolio I (b)(c) Portfolio II (c)(d)
                             ---------------- ------------ ------------- ------------------ -------------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................     $ 18,305      $  149,115    $  69,884      $    30,192         $      948
Charges from Lincoln Benefit
  Life Company:
   Mortality and
     expense risk...........      (46,222)       (190,389)     (39,900)         (47,491)           (13,393)
   Administrative
     expense................       (3,292)        (13,578)      (2,903)          (3,405)              (862)
                                 --------      ----------    ---------      -----------         ----------
   Net investment
     income (loss)..........      (31,209)        (54,852)      27,081          (20,704)           (13,307)
                                 --------      ----------    ---------      -----------         ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......      642,473       5,147,634      706,986       11,196,958          2,867,650
   Cost of investments
     sold...................      459,882       3,291,471      540,765        8,714,749          2,569,059
                                 --------      ----------    ---------      -----------         ----------
   Realized gains (losses)
     on fund shares.........      182,591       1,856,163      166,221        2,482,209            298,591
Realized gain distributions.           --       1,998,443      477,531          523,420            130,343
                                 --------      ----------    ---------      -----------         ----------
   Net realized gains
     (losses)...............      182,591       3,854,606      643,752        3,005,629            428,934
Change in unrealized gains
  (losses)..................       87,697        (159,689)    (413,939)      (2,479,504)          (291,733)
                                 --------      ----------    ---------      -----------         ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............      270,288       3,694,917      229,813          526,125            137,201
                                 --------      ----------    ---------      -----------         ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................     $239,079      $3,640,065    $ 256,894      $   505,421         $  123,894
                                 ========      ==========    =========      ===========         ==========

                                 Legg Mason
                                  Partners
                                  Variable
                                Portfolios I
                                 Sub-Account
                             -------------------
                                 Legg Mason
                                  Variable
                                 Fundamental
                                    Value
                             Portfolio (b)(d)(e)
                             -------------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................     $   143,774
Charges from Lincoln Benefit
  Life Company:
   Mortality and
     expense risk...........        (120,147)
   Administrative
     expense................          (8,426)
                                 -----------
   Net investment
     income (loss)..........          15,201
                                 -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......       1,801,185
   Cost of investments
     sold...................       1,836,845
                                 -----------
   Realized gains (losses)
     on fund shares.........         (35,660)
Realized gain distributions.         562,665
                                 -----------
   Net realized gains
     (losses)...............         527,005
Change in unrealized gains
  (losses)..................      (1,161,304)
                                 -----------
   Net realized and
     unrealized gains
     (losses) on
     investments............        (634,299)
                                 -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................     $  (619,098)
                                 ===========

--------
(b)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value.
(c)For the period beginning January 1, 2007 and ended April 27, 2007.
(d)On April 27, 2007 Legg Mason Variable All Cap Portfolio II merged into Legg Mason Variable Fundamental Value.
(e)For the period beginning May 1, 2007 and ended December 31, 2007.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                 Legg Mason      Legg Mason        Legg Mason          MFS         MFS         MFS
                                  Partners        Partners          Partners        Variable    Variable    Variable
                                  Variable        Variable          Variable        Insurance   Insurance   Insurance
                                Portfolios I    Portfolios I      Portfolios I        Trust       Trust       Trust
                                 Sub-Account     Sub-Account       Sub-Account     Sub-Account Sub-Account Sub-Account
                               --------------- --------------- ------------------- ----------- ----------- -----------
                                 Legg Mason      Legg Mason        Legg Mason
                               Variable Global    Variable          Variable           MFS         MFS
                                 High Yield       Investors         Investors       Emerging    Investors    MFS New
                                   Bond II     Portfolio I (f) Portfolio II (c)(f)   Growth       Trust     Discovery
                               --------------- --------------- ------------------- ----------- ----------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends.....................   $ 2,062,606     $  212,529        $       --      $       --  $   45,735  $       --
Charges from Lincoln Benefit
  Life Company:
   Mortality and
     expense risk.............      (457,405)      (242,504)          (14,924)        (92,858)    (74,891)   (174,603)
   Administrative expense.....       (31,072)       (17,312)           (1,006)         (6,497)     (5,389)    (11,981)
                                 -----------     ----------        ----------      ----------  ----------  ----------
   Net investment
     income (loss)............     1,574,129        (47,287)          (15,930)        (99,355)    (34,545)   (186,584)
                                 -----------     ----------        ----------      ----------  ----------  ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales........     5,145,426      3,473,900         3,408,420       1,499,867   1,597,147   2,273,638
   Cost of investments
     sold.....................     5,143,951      2,836,576         2,812,338       1,370,612   1,247,694   1,839,335
                                 -----------     ----------        ----------      ----------  ----------  ----------
   Realized gains (losses) on
     fund shares..............         1,475        637,324           596,082         129,255     349,453     434,303
Realized gain distributions...       140,384        455,023                --              --      46,388     860,596
                                 -----------     ----------        ----------      ----------  ----------  ----------
   Net realized gains
     (losses).................       141,859      1,092,347           596,082         129,255     395,841   1,294,899
Change in unrealized gains
  (losses)....................    (2,296,464)      (722,435)         (425,778)      1,109,171      99,546    (924,481)
                                 -----------     ----------        ----------      ----------  ----------  ----------
   Net realized and
     unrealized gains
     (losses) on
     investments..............    (2,154,605)       369,912           170,304       1,238,426     495,387     370,418
                                 -----------     ----------        ----------      ----------  ----------  ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS..................   $  (580,476)    $  322,625        $  154,374      $1,139,071  $  460,842  $  183,834
                                 ===========     ==========        ==========      ==========  ==========  ==========

--------
(c)For the period beginning January 1, 2007 and ended April 27, 2007.
(f)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                            MFS             MFS             MFS             MFS
                                 MFS         MFS         Variable        Variable        Variable        Variable
                              Variable     Variable      Insurance       Insurance       Insurance       Insurance
                              Insurance   Insurance        Trust           Trust           Trust           Trust
                                Trust       Trust     (Service Class) (Service Class) (Service Class) (Service Class)
                             Sub-Account Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                             ----------- ------------ --------------- --------------- --------------- ---------------
                                                                            MFS
                                                            MFS          Investor           MFS             MFS
                                 MFS         MFS        High Income    Growth Stock   Investors Trust  New Discovery
                              Research   Total Return (Service Class) (Service Class) (Service Class) (Service Class)
                             ----------- ------------ --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $ 25,709   $   878,031    $  774,035      $   14,579       $ 17,804       $       --
Charges from Lincoln Benefit
  Life Company:
   Mortality and
     expense risk...........   (49,037)     (467,400)     (166,598)       (251,158)       (45,476)        (118,617)
   Administrative
     expense................    (3,621)      (33,946)      (11,286)        (17,269)        (3,002)          (8,241)
                              --------   -----------    ----------      ----------       --------       ----------
   Net investment
     income (loss)..........   (26,949)      376,685       596,151        (253,848)       (30,674)        (126,858)
                              --------   -----------    ----------      ----------       --------       ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......   919,072     7,327,346     3,049,549       2,960,417        465,548        1,957,563
   Cost of investments
     sold...................   780,108     6,455,085     3,070,822       2,573,986        376,330        1,598,902
                              --------   -----------    ----------      ----------       --------       ----------
   Realized gains (losses)
     on fund shares.........   138,964       872,261       (21,273)        386,431         89,218          358,661
Realized gain distributions.        --       839,502            --              --         25,847          595,485
                              --------   -----------    ----------      ----------       --------       ----------
   Net realized gains
     (losses)...............   138,964     1,711,763       (21,273)        386,431        115,065          954,146
Change in unrealized gains
  (losses)..................   290,662    (1,136,599)     (587,727)      1,410,676        154,143         (712,224)
                              --------   -----------    ----------      ----------       --------       ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   429,626       575,164      (609,000)      1,797,107        269,208          241,922
                              --------   -----------    ----------      ----------       --------       ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................  $402,677   $   951,849    $  (12,849)     $1,543,259       $238,534       $  115,064
                              ========   ===========    ==========      ==========       ========       ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                  MFS             MFS             MFS         Oppenheimer    Oppenheimer    Oppenheimer
                               Variable        Variable        Variable        Variable        Variable       Variable
                               Insurance       Insurance       Insurance     Account Funds  Account Funds  Account Funds
                                 Trust           Trust           Trust      (Service Class  (Service Class (Service Class
                            (Service Class) (Service Class) (Service Class)     ("SC"))        ("SC"))        ("SC"))
                              Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account    Sub-Account
                            --------------- --------------- --------------- --------------- -------------- --------------
                                                                                             Oppenheimer
                                  MFS             MFS             MFS         Oppenheimer    Main Street    Oppenheimer
                             Total Return      Utilities         Value          Global        Small Cap        MidCap
                            (Service Class) (Service Class) (Service Class) Securities (SC)  Growth (SC)     Fund (SC)
                            --------------- --------------- --------------- --------------- -------------- --------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................   $  507,392      $   81,058      $   74,946      $  265,105     $   107,296     $       --
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........     (316,492)       (140,940)       (129,304)       (337,265)       (906,533)       (54,515)
   Administrative
     expense...............      (21,198)        (10,029)         (8,847)        (22,537)        (63,306)        (3,652)
                              ----------      ----------      ----------      ----------     -----------     ----------
   Net investment
     income (loss).........      169,702         (69,911)        (63,205)        (94,697)       (862,543)       (58,167)
                              ----------      ----------      ----------      ----------     -----------     ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................    3,458,379       2,355,373       2,292,934       3,993,338      18,490,141      1,089,736
   Cost of investments
     sold..................    3,259,842       1,630,820       2,003,229       3,348,404      14,879,686      1,011,121
                              ----------      ----------      ----------      ----------     -----------     ----------
   Realized gains (losses)
     on fund shares........      198,537         724,553         289,705         644,934       3,610,455         78,615
Realized gain
  distributions............      528,896         695,959         150,330       1,108,673       2,320,531             --
                              ----------      ----------      ----------      ----------     -----------     ----------
   Net realized gains
     (losses)..............      727,433       1,420,512         440,035       1,753,607       5,930,986         78,615
Change in unrealized gains
  (losses).................     (392,546)        854,137          64,135        (645,819)     (5,994,653)       152,072
                              ----------      ----------      ----------      ----------     -----------     ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........      334,887       2,274,649         504,170       1,107,788         (63,667)       230,687
                              ----------      ----------      ----------      ----------     -----------     ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS...............   $  504,589      $2,204,738      $  440,965      $1,013,091     $  (926,210)    $  172,520
                              ==========      ==========      ==========      ==========     ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                               PIMCO        PIMCO        PIMCO       PIMCO
                            Panorama Series  Advisors     Advisors     Advisors    Advisors       PIMCO
                              Fund, Inc.     Variable     Variable     Variable    Variable     Variable
                            (Service Class   Insurance    Insurance    Insurance   Insurance    Insurance
                                ("SC"))        Trust        Trust        Trust       Trust        Trust
                              Sub-Account   Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account
                            --------------- -----------  -----------  ----------- -----------  -----------
                              Oppenheimer
                             International     OpCap        OpCap        OpCap       OpCap       Foreign
                              Growth (SC)    Balanced      Equity     Renaissance  Small Cap      Bond
                            --------------- -----------  -----------  ----------- -----------  -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................   $   31,003    $   357,000  $    43,678  $   50,223  $        --  $  941,960
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........      (62,105)      (373,316)     (96,548)   (103,488)    (304,393)   (401,453)
   Administrative
     expense...............       (5,535)       (26,723)      (7,103)     (7,067)     (22,106)    (28,637)
                              ----------    -----------  -----------  ----------  -----------  ----------
   Net investment
     income (loss).........      (36,637)       (43,039)     (59,973)    (60,332)    (326,499)    511,870
                              ----------    -----------  -----------  ----------  -----------  ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....    1,161,914      5,442,411    1,213,792   2,295,820    5,421,789   6,761,908
   Cost of investments
     sold..................      764,057      5,021,217    1,028,780   2,123,356    5,002,105   6,868,969
                              ----------    -----------  -----------  ----------  -----------  ----------
   Realized gains (losses)
     on fund shares........      397,857        421,194      185,012     172,464      419,684    (107,061)
Realized gain
  distributions............           --      1,792,655    1,117,178     645,133    4,776,446          --
                              ----------    -----------  -----------  ----------  -----------  ----------
   Net realized gains
     (losses)..............      397,857      2,213,849    1,302,190     817,597    5,196,130    (107,061)
Change in unrealized gains
  (losses).................      116,767     (3,521,737)  (1,048,753)   (409,782)  (4,952,234)    158,449
                              ----------    -----------  -----------  ----------  -----------  ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........      514,624     (1,307,888)     253,437     407,815      243,896      51,388
                              ----------    -----------  -----------  ----------  -----------  ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS...............   $  477,987    $(1,350,927) $   193,464  $  347,483  $   (82,603) $  563,258
                              ==========    ===========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                PIMCO        PIMCO       PIMCO         PIMCO
                              Variable     Variable     Variable     Variable      Putnam       Putnam
                              Insurance    Insurance   Insurance     Insurance    Variable     Variable
                                Trust        Trust       Trust         Trust        Trust        Trust
                             Sub-Account  Sub-Account Sub-Account   Sub-Account  Sub-Account  Sub-Account
                             -----------  ----------- ------------ ------------- ----------- -------------
                                                                   StocksPLUS(R)                  VT
                                                                    Growth and               International
                                Money        PIMCO       PIMCO        Income         VT       Growth and
                               Market     Real Return Total Return   Portfolio   High Yield     Income
                             -----------  ----------- ------------ ------------- ----------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends................... $ 2,155,856  $1,621,264  $ 5,126,697   $  561,487   $  799,817   $   254,669
Charges from Lincoln Benefit
  Life Company:
   Mortality and
     expense risk...........    (664,523)   (510,767)  (1,515,545)    (104,515)    (141,194)     (208,658)
   Administrative
     expense................     (45,700)    (34,923)    (109,612)      (7,584)     (10,004)      (15,771)
                             -----------  ----------  -----------   ----------   ----------   -----------
   Net investment
     income (loss)..........   1,445,633   1,075,574    3,501,540      449,388      648,619        30,240
                             -----------  ----------  -----------   ----------   ----------   -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......  29,502,995   7,794,606   23,887,888    1,635,568    2,685,759     5,026,415
   Cost of investments
     sold...................  29,502,995   8,108,166   24,246,311    1,332,736    2,665,382     4,404,296
                             -----------  ----------  -----------   ----------   ----------   -----------
   Realized gains (losses)
     on fund shares.........          --    (313,560)    (358,423)     302,832       20,377       622,119
Realized gain distributions.          --      81,609           --           --           --     2,632,308
                             -----------  ----------  -----------   ----------   ----------   -----------
   Net realized gains
     (losses)...............          --    (231,951)    (358,423)     302,832       20,377     3,254,427
Change in unrealized gains
  (losses)..................          --   2,133,932    4,074,172     (359,132)    (518,614)   (2,542,784)
                             -----------  ----------  -----------   ----------   ----------   -----------
   Net realized and
     unrealized gains
     (losses) on
     investments............          --   1,901,981    3,715,749      (56,300)    (498,237)      711,643
                             -----------  ----------  -----------   ----------   ----------   -----------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS........... $ 1,445,633  $2,977,555  $ 7,217,289   $  393,088   $  150,382   $   741,883
                             ===========  ==========  ===========   ==========   ==========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Rydex       Rydex       STI Classic     STI Classic   STI Classic  T. Rowe Price
                             Variable     Variable       Variable       Variable      Variable       Equity
                               Trust       Trust          Trust           Trust         Trust     Series, Inc.
                            Sub-Account Sub-Account    Sub-Account     Sub-Account   Sub-Account   Sub-Account
                            ----------- ------------ ---------------- ------------- ------------- -------------
                                                       STI Classic         STI
                                        Rydex Sector    Large Cap     International STI Large Cap T. Rowe Price
                             Rydex OTC    Rotation   Growth Stock (g)    Equity     Value Equity  Equity Income
                            ----------- ------------ ---------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $  1,635    $       --      $  8,826       $    518     $   82,475    $   661,564
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........   (35,123)      (70,248)      (28,049)          (443)       (77,321)      (559,733)
   Administrative
     expense...............    (2,438)       (4,783)       (2,031)           (36)        (5,424)       (39,799)
                             --------    ----------      --------       --------     ----------    -----------
   Net investment
     income (loss).........   (35,926)      (75,031)      (21,254)            39           (270)        62,032
                             --------    ----------      --------       --------     ----------    -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....   813,040     1,176,584       380,133        129,870      3,801,047      9,807,290
   Cost of investments
     sold..................   592,731     1,024,706       337,918         79,106      3,125,873      7,847,070
                             --------    ----------      --------       --------     ----------    -----------
   Realized gains (losses)
     on fund shares........   220,309       151,878        42,215         50,764        675,174      1,960,220
Realized gain
  distributions............        --       377,724       111,316         10,403             --      2,170,209
                             --------    ----------      --------       --------     ----------    -----------
   Net realized gains
     (losses)..............   220,309       529,602       153,531         61,167        675,174      4,130,429
Change in unrealized gains
  (losses).................   179,737       429,578       127,219        (53,119)      (476,095)    (3,321,020)
                             --------    ----------      --------       --------     ----------    -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........   400,046       959,180       280,750          8,048        199,079        809,409
                             --------    ----------      --------       --------     ----------    -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS...............  $364,120    $  884,149      $259,496       $  8,087     $  198,809    $   871,441
                             ========    ==========      ========       ========     ==========    ===========

--------
(g)Previously known as STI Capital Appreciation.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                            T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price  T. Rowe Price The Universal
                               Equity        Equity         Equity          Equity      International Institutional
                            Series, Inc.  Series, Inc.  Series, Inc. II Series, Inc. II Series, Inc.   Funds, Inc.
                             Sub-Account   Sub-Account    Sub-Account     Sub-Account    Sub-Account   Sub-Account
                            ------------- ------------- --------------- --------------- ------------- -------------
                            T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price  T. Rowe Price  Van Kampen
                               Mid-Cap     New America     Blue Chip        Equity      International  UIF Equity
                               Growth        Growth        Growth II       Income II        Stock        Growth
                            ------------- ------------- --------------- --------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $   53,395    $       --     $   29,023      $   907,307    $  140,273    $       --
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........    (381,572)      (73,477)      (513,379)        (916,180)     (145,053)     (405,923)
   Administrative
     expense...............     (26,872)       (5,305)       (35,030)         (62,299)      (10,326)      (29,089)
                             ----------    ----------     ----------      -----------    ----------    ----------
   Net investment
     income (loss).........    (355,049)      (78,782)      (519,386)         (71,172)      (15,106)     (435,012)
                             ----------    ----------     ----------      -----------    ----------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....   6,467,521     1,280,475      5,608,831        9,470,232     2,089,222     6,944,765
   Cost of investments
     sold..................   4,595,071     1,016,570      4,619,115        8,321,724     1,437,245     4,886,877
                             ----------    ----------     ----------      -----------    ----------    ----------
   Realized gains (losses)
     on fund shares........   1,872,450       263,905        989,716        1,148,508       651,977     2,057,888
Realized gain
  distributions............   2,643,041       498,151             --        3,522,108     1,127,197            --
                             ----------    ----------     ----------      -----------    ----------    ----------
   Net realized gains
     (losses)..............   4,515,491       762,056        989,716        4,670,616     1,779,174     2,057,888
Change in unrealized gains
  (losses).................    (171,832)      (79,500)     3,141,418       (3,614,018)     (661,125)    3,670,268
                             ----------    ----------     ----------      -----------    ----------    ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........   4,343,659       682,556      4,131,134        1,056,598     1,118,049     5,728,156
                             ----------    ----------     ----------      -----------    ----------    ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS...............  $3,988,610    $  603,774     $3,611,748      $   985,426    $1,102,943    $5,293,144
                             ==========    ==========     ==========      ===========    ==========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                      The Universal The Universal   Van Eck
                            The Universal The Universal The Universal Institutional Institutional  Worldwide
                            Institutional Institutional Institutional  Funds, Inc.   Funds, Inc.   Insurance
                             Funds, Inc.   Funds, Inc.   Funds, Inc.   (Class II)    (Class II)      Trust
                             Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                            ------------- ------------- ------------- ------------- ------------- -----------
                                                                       Van Kampen    Van Kampen     Van Eck
                             Van Kampen    Van Kampen    Van Kampen    UIF Equity   UIF U.S. Real  Worldwide
                                 UIF       UIF Mid Cap    UIF U.S.       Growth        Estate      Absolute
                             High Yield      Growth     Mid Cap Value  (Class II)    (Class II)     Return
                            ------------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $  535,570    $       --    $   322,190   $       --   $    408,636   $ 17,160
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........     (86,798)     (106,531)      (701,090)     (61,131)      (666,521)   (35,004)
   Administrative
     expense...............      (6,288)       (7,795)       (51,141)      (4,159)       (44,460)    (2,348)
                             ----------    ----------    -----------   ----------   ------------   --------
   Net investment
     income (loss).........     442,484      (114,326)      (430,041)     (65,290)      (302,345)   (20,192)
                             ----------    ----------    -----------   ----------   ------------   --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....   1,154,702     2,389,439     14,142,731    1,398,677     18,498,872    469,976
   Cost of investments
     sold..................     628,909     1,758,367     11,629,352    1,078,310     15,465,175    437,538
                             ----------    ----------    -----------   ----------   ------------   --------
   Realized gains (losses)
     on fund shares........     525,793       631,072      2,513,379      320,367      3,033,697     32,438
Realized gain
  distributions............          --       373,202      4,988,835           --      3,792,737     58,987
                             ----------    ----------    -----------   ----------   ------------   --------
   Net realized gains
     (losses)..............     525,793     1,004,274      7,502,214      320,367      6,826,434     91,425
Change in unrealized gains
  (losses).................    (811,042)      567,053     (3,815,806)     490,629    (14,285,578)    (9,343)
                             ----------    ----------    -----------   ----------   ------------   --------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    (285,249)    1,571,327      3,686,408      810,996     (7,459,144)    82,082
                             ----------    ----------    -----------   ----------   ------------   --------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS..........  $  157,235    $1,457,001    $ 3,256,367   $  745,706   $ (7,761,489)  $ 61,890
                             ==========    ==========    ===========   ==========   ============   ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                              Van Eck     Van Eck     Van Kampen      Van Kampen      Van Kampen
                             Worldwide   Worldwide  Life Investment Life Investment Life Investment
                             Insurance   Insurance       Trust           Trust           Trust       Wells Fargo
                               Trust       Trust      (Class II)      (Class II)      (Class II)    Variable Trust
                            Sub-Account Sub-Account   Sub-Account     Sub-Account     Sub-Account    Sub-Account
                            ----------- ----------- --------------- --------------- --------------- --------------
                              Van Eck
                             Worldwide              LIT Aggressive        LIT         LIT Growth     Wells Fargo
                             Emerging      Hard         Growth        Government      and Income     VT Advantage
                              Markets     Assets      (Class II)      (Class II)      (Class II)      Discovery
                            ----------- ----------- --------------- --------------- --------------- --------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................. $   61,299  $   20,182    $       --      $  412,292      $ 1,070,471     $       --
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........   (215,976)   (272,963)     (153,012)       (139,876)      (1,084,744)      (117,516)
   Administrative
     expense...............    (14,459)    (18,059)      (10,789)         (9,473)         (76,806)        (8,329)
                            ----------  ----------    ----------      ----------      -----------     ----------
   Net investment
     income (loss).........   (169,136)   (270,840)     (163,801)        262,943          (91,079)      (125,845)
                            ----------  ----------    ----------      ----------      -----------     ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....  9,899,888   8,145,682     2,880,600       1,751,554       17,281,948      2,425,934
   Cost of investments
     sold..................  8,766,678   6,921,417     2,511,210       1,764,116       14,806,848      1,731,111
                            ----------  ----------    ----------      ----------      -----------     ----------
   Realized gains (losses)
     on fund shares........  1,133,210   1,224,265       369,390         (12,562)       2,475,100        694,823
Realized gain
  distributions............  2,421,318   1,968,852       735,354              --        2,882,946             --
                            ----------  ----------    ----------      ----------      -----------     ----------
   Net realized gains
     (losses)..............  3,554,528   3,193,117     1,104,744         (12,562)       5,358,046        694,823
Change in unrealized gains
  (losses).................    611,751   3,238,635       614,488         243,386       (4,356,162)       922,533
                            ----------  ----------    ----------      ----------      -----------     ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........  4,166,279   6,431,752     1,719,232         230,824        1,001,884      1,617,356
                            ----------  ----------    ----------      ----------      -----------     ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS............... $3,997,143  $6,160,912    $1,555,431      $  493,767      $   910,805     $1,491,511
                            ==========  ==========    ==========      ==========      ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                 Wells Fargo
                                                                Variable Trust
                                                                 Sub-Account
                                                                --------------
                                                                 Wells Fargo
                                                                 VT Advantage
                                                                 Opportunity
                                                                --------------
  NET INVESTMENT INCOME (LOSS)
  Dividends....................................................  $    97,620
  Charges from Lincoln Benefit Life Company:
     Mortality and expense risk................................     (233,261)
     Administrative expense....................................      (16,365)
                                                                 -----------
     Net investment income (loss)..............................     (152,006)
                                                                 -----------
  NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
  Realized gains (losses) on fund shares:
     Proceeds from sales.......................................    3,145,576
     Cost of investments sold..................................    2,901,607
                                                                 -----------
     Realized gains (losses) on fund shares....................      243,969
  Realized gain distributions..................................    2,287,640
                                                                 -----------
     Net realized gains (losses)...............................    2,531,609
  Change in unrealized gains (losses)..........................   (1,542,920)
                                                                 -----------
     Net realized and unrealized gains (losses) on investments.      988,689
                                                                 -----------
  INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS............................................  $   836,683
                                                                 ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    AIM Variable             AIM Variable      AIM Variable
                                                      Insurance               Insurance         Insurance
                                                        Funds                   Funds             Funds
                                                     Sub-Account             Sub-Account       Sub-Account
                                              ------------------------  ---------------------  ------------
                                                                              AIM V. I.         AIM V. I.
                                                      AIM V. I.                Capital         Demographic
                                                     Basic Value             Appreciation         Trends
                                              ------------------------  ---------------------  ------------
                                                  2007         2006        2007    2006 (h)(i)   2006 (h)
                                              -----------  -----------  ---------  ----------- ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)................. $  (247,560) $  (295,660) $ (15,231)  $ (1,960)  $   (14,760)
Net realized gains (losses)..................   2,582,389    1,830,544     20,654      2,944       285,478
Change in unrealized gains (losses)..........  (2,291,321)   1,332,959     88,567     32,122      (236,355)
                                              -----------  -----------  ---------   --------   -----------
Increase (decrease) in net assets
  from operations............................      43,508    2,867,843     93,990     33,106        34,363
                                              -----------  -----------  ---------   --------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits.....................................     242,894      451,586      2,484        528         2,023
Benefit payments.............................     (59,880)    (379,700)    (1,776)      (280)       (4,156)
Payments on termination......................  (3,247,165)  (2,068,831)   (88,215)   (23,970)      (72,663)
Loans--net...................................        (179)         (53)        --         --            --
Contract maintenance charge..................      (7,417)      (8,182)        --         --            --
Transfers among the sub-accounts and with the
  Fixed Account--net.........................  (1,241,781)     492,870    (98,765)   983,136    (1,162,794)
                                              -----------  -----------  ---------   --------   -----------
Increase (decrease) in net assets from
  contract transactions......................  (4,313,528)  (1,512,310)  (186,272)   959,414    (1,237,590)
                                              -----------  -----------  ---------   --------   -----------
Increase (decrease) in amounts retained in
  Allstate Financial Advisors
  Separate Account I.........................          --           --         --         --            --
                                              -----------  -----------  ---------   --------   -----------
INCREASE (DECREASE) IN
  NET ASSETS.................................  (4,270,020)   1,355,533    (92,282)   992,520    (1,203,227)
NET ASSETS AT BEGINNING
  OF PERIOD..................................  26,968,452   25,612,919    992,520         --     1,203,227
                                              -----------  -----------  ---------   --------   -----------
NET ASSETS AT END OF PERIOD.................. $22,698,432  $26,968,452  $ 900,238   $992,520   $        --
                                              ===========  ===========  =========   ========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period...............................   2,149,789    2,276,275     96,217         --       122,557
       Units issued..........................     337,910      394,298      6,262    105,151         5,115
       Units redeemed........................    (678,794)    (520,784)   (23,310)    (8,934)     (127,672)
                                              -----------  -----------  ---------   --------   -----------
   Units outstanding at end of period........   1,808,905    2,149,789     79,169     96,217            --
                                              ===========  ===========  =========   ========   ===========

--------
(h)On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation.
(i)For the period beginning November 3, 2006 and ended December 31, 2006.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             AIM Variable             AIM Variable            AIM Variable
                                               Insurance                Insurance               Insurance
                                            Funds Series II          Funds Series II         Funds Series II
                                              Sub-Account              Sub-Account             Sub-Account
                                       ------------------------  ----------------------  ----------------------
                                                                        AIM V. I.
                                               AIM V. I.                 Capital             AIM V. I. Core
                                            Basic Value II           Appreciation II            Equity II
                                       ------------------------  ----------------------  ----------------------
                                           2007         2006        2007      2006 (j)      2007     2006 (l)(k)
                                       -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (172,570) $  (186,892) $  (57,900) $  (44,897) $  (48,358) $  (13,768)
Net realized gains (losses)...........   1,154,424      777,670     109,654      72,310     172,535      27,980
Change in unrealized gains (losses)...    (961,523)     797,443     292,970     112,526     333,074     573,539
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.....................      20,331    1,388,221     344,724     139,939     457,251     587,751
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     202,885    2,392,644      83,210     336,079     325,785   4,201,781
Benefit payments......................    (128,384)     (31,806)     (9,300)         --      (6,467)     (1,488)
Payments on termination...............  (1,043,450)  (1,111,231)   (276,359)   (405,712)   (405,773)   (174,565)
Loans--net............................          --           --        (147)        (85)         (8)         --
Contract maintenance charge...........     (31,315)     (27,850)     (3,222)     (2,401)    (16,559)     (1,132)
Transfers among the sub-accounts and
  with the Fixed Account--net.........  (1,400,659)     280,966    (156,848)    897,659     421,367   2,486,848
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............  (2,400,923)   1,502,723    (362,666)    825,540     318,345   6,511,444
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.........          --           --          --          --          --          --
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS..........................  (2,380,592)   2,890,944     (17,942)    965,479     775,596   7,099,195
NET ASSETS AT BEGINNING
  OF PERIOD...........................  14,093,705   11,202,761   3,521,196   2,555,717   7,099,195          --
                                       -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD........................... $11,713,113  $14,093,705  $3,503,254  $3,521,196  $7,874,791  $7,099,195
                                       ===========  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................   1,139,221    1,007,130     307,073     232,707     658,248          --
       Units issued...................      82,401      308,960      26,602     136,468     197,920     728,270
       Units redeemed.................    (272,801)    (176,869)    (55,823)    (62,102)   (168,588)    (70,022)
                                       -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end
     of period........................     948,821    1,139,221     277,852     307,073     687,580     658,248
                                       ===========  ===========  ==========  ==========  ==========  ==========

--------
(j)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II.
(k)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II.
(l)For the period beginning May 1, 2006 and ended December 31, 2006.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   AIM Variable         AIM Variable          AIM Variable
                                     Insurance            Insurance             Insurance             The Alger
                                  Funds Series II      Funds Series II       Funds Series II        American Fund
                                    Sub-Account          Sub-Account           Sub-Account           Sub-Account
                                  --------------- ------------------------  ----------------- ------------------------
                                     AIM V. I.          AIM V. I. Mid
                                    Demographic           Cap Core              AIM V. I.
                                     Trends II            Equity II         Premier Equity II       Alger Growth
                                  --------------- ------------------------  ----------------- ------------------------
                                     2006 (j)         2007         2006         2006 (k)          2007         2006
                                  --------------- -----------  -----------  ----------------- -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss).....    $ (10,797)   $  (269,138) $   (95,610)    $     3,447    $  (197,838) $  (258,937)
Net realized gains (losses)......       96,310        461,710    1,731,236         174,763        442,681     (395,874)
Change in unrealized
  gains (losses).................      (64,101)     1,092,170     (310,298)       (102,474)     2,652,878    1,223,738
                                     ---------    -----------  -----------     -----------    -----------  -----------
Increase (decrease) in net assets
  from operations................       21,412      1,284,742    1,325,328          75,736      2,897,721      568,927
                                     ---------    -----------  -----------     -----------    -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................      222,755        345,610    4,728,556         103,878        290,738      505,234
Benefit payments.................           --       (126,170)     (18,673)         (4,114)      (150,692)    (213,577)
Payments on termination..........      (50,666)    (1,117,863)    (880,116)       (113,842)    (2,963,629)  (3,102,870)
Loans--net.......................          (17)           (23)         (23)             --           (533)        (511)
Contract maintenance charge......         (906)       (47,214)     (32,596)           (177)       (11,618)     (13,609)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............     (891,956)      (165,708)     996,355      (1,594,465)    (1,023,023)  (2,243,318)
                                     ---------    -----------  -----------     -----------    -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....     (720,790)    (1,111,368)   4,793,503      (1,608,720)    (3,858,757)  (5,068,651)
                                     ---------    -----------  -----------     -----------    -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate
  Account I......................           --             --           --              --             --           --
                                     ---------    -----------  -----------     -----------    -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................     (699,378)       173,374    6,118,831      (1,532,984)      (961,036)  (4,499,724)
NET ASSETS AT BEGINNING
  OF PERIOD......................      699,378     16,754,211   10,635,380       1,532,984     17,537,732   22,037,456
                                     ---------    -----------  -----------     -----------    -----------  -----------
NET ASSETS AT END OF
  PERIOD.........................    $      --    $16,927,585  $16,754,211     $        --    $16,576,696  $17,537,732
                                     =========    ===========  ===========     ===========    ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........       65,210      1,324,270      918,729         144,198      1,696,994    2,162,148
      Units issued...............       33,371        177,142      560,766          13,161        150,065      224,525
      Units redeemed.............      (98,581)      (257,609)    (155,225)       (157,359)      (463,839)    (689,679)
                                     ---------    -----------  -----------     -----------    -----------  -----------
   Units outstanding at end
     of period...................           --      1,243,803    1,324,270              --      1,383,220    1,696,994
                                     =========    ===========  ===========     ===========    ===========  ===========

--------
(j)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II.
(k)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          The Alger                 The Alger                 The Alger
                                        American Fund             American Fund             American Fund
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  ------------------------
                                                                      Alger
                                        Alger Income                Leveraged               Alger MidCap
                                          & Growth                   AllCap                    Growth
                                  ------------------------  ------------------------  ------------------------
                                      2007         2006         2007         2006         2007         2006
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (110,838) $   (25,969) $  (344,626) $  (281,446) $  (550,615) $  (544,785)
Net realized gains (losses)......     375,016     (345,536)   1,413,691      440,003    5,960,858    5,757,146
Change in unrealized
  gains (losses).................   1,135,528    1,613,094    5,052,423    2,884,575    3,949,972   (2,528,733)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................   1,399,706    1,241,589    6,121,488    3,043,132    9,360,215    2,683,628
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     190,715      227,359      378,304      410,483      630,959      943,440
Benefit payments.................    (152,569)    (224,713)    (195,369)    (142,834)    (395,037)    (164,894)
Payments on termination..........  (3,321,056)  (3,155,277)  (2,728,642)  (2,042,551)  (5,090,161)  (4,932,983)
Loans--net.......................        (129)        (115)        (631)        (578)        (775)        (951)
Contract maintenance charge......      (9,167)     (10,673)     (16,158)     (16,285)     (21,099)     (23,297)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............    (873,858)  (1,567,459)   1,772,795      490,300     (905,880)  (2,943,690)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (4,166,064)  (4,730,878)    (789,701)  (1,301,465)  (5,781,993)  (7,122,375)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate
  Account I......................          --           --           --           --           --           --
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (2,766,358)  (3,489,289)   5,331,787    1,741,667    3,578,222   (4,438,747)
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  17,599,323   21,088,612   19,984,017   18,242,350   34,151,401   38,590,148
                                  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $14,832,965  $17,599,323  $25,315,804  $19,984,017  $37,729,623  $34,151,401
                                  ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,516,659    1,910,237    1,666,978    1,732,475    2,206,448    2,640,726
       Units issued..............      80,622      109,032      342,366      261,230      282,476      302,432
       Units redeemed............    (384,557)    (502,610)    (367,891)    (326,727)    (582,090)    (736,710)
                                  -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................   1,212,724    1,516,659    1,641,453    1,666,978    1,906,834    2,206,448
                                  ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                    The Alger                The Alger
                                          The Alger               American Fund            American Fund
                                        American Fund             (Series - S)              (Series - S)
                                         Sub-Account               Sub-Account              Sub-Account
                                  ------------------------  ------------------------  -----------------------
                                                                                          Alger Leveraged
                                         Alger Small              Alger Growth                 AllCap
                                       Capitalization             (Series - S)              (Series - S)
                                  ------------------------  ------------------------  -----------------------
                                      2007         2006         2007         2006         2007        2006
                                  -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (272,687) $  (250,123) $  (212,961) $  (216,808) $  (106,604) $  (67,741)
Net realized gains (losses)......   1,856,967    2,014,285      742,670      402,421      879,780     132,032
Change in unrealized
  gains (losses).................     943,818      881,019    1,933,882      284,148      929,370     616,425
                                  -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from operations................   2,528,098    2,645,181    2,463,591      469,761    1,702,546     680,716
                                  -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     337,117      370,189      231,223    1,101,023      108,462   1,601,583
Benefit payments.................     (52,854)     (65,319)     (50,775)     (51,867)     (32,359)     (2,105)
Payments on termination..........  (2,355,482)  (2,142,692)  (1,721,366)    (996,834)  (1,055,709)   (500,937)
Loans--net.......................        (241)        (235)         (52)         (36)         (23)        (24)
Contract maintenance charge......      (9,364)      (9,967)      (7,737)      (7,538)      (3,689)     (3,130)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................   1,299,237     (675,037)    (230,890)    (131,924)   1,386,210     653,252
                                  -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions.....    (781,587)  (2,523,061)  (1,779,597)     (87,176)     402,892   1,748,639
                                  -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --           --           --          --
                                  -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   1,746,511      122,120      683,994      382,585    2,105,438   2,429,355
NET ASSETS AT BEGINNING
  OF PERIOD......................  16,242,774   16,120,654   14,603,900   14,221,315    5,364,877   2,935,522
                                  -----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END
  OF PERIOD...................... $17,989,285  $16,242,774  $15,287,894  $14,603,900  $ 7,470,315  $5,364,877
                                  ===========  ===========  ===========  ===========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,481,769    1,711,748    1,159,901    1,161,453      399,751     256,230
       Units issued..............     420,307      723,759      101,841      307,304      629,978     251,460
       Units redeemed............    (487,765)    (953,738)    (233,925)    (308,856)    (605,269)   (107,939)
                                  -----------  -----------  -----------  -----------  -----------  ----------
   Units outstanding at end
     of period...................   1,414,311    1,481,769    1,027,817    1,159,901      424,460     399,751
                                  ===========  ===========  ===========  ===========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                     DWS Investments         DWS Investments
                                               The Alger                Variable                Variable
                                             American Fund              Insurance               Insurance
                                             (Series - S)              Trust Funds             Trust Funds
                                              Sub-Account              Sub-Account             Sub-Account
                                       ------------------------  ----------------------  ----------------------
                                             Alger MidCap                DWS VIP
                                                Growth                 Equity 500             DWS VIP Small
                                             (Series - S)                Index B               Cap Index B
                                       ------------------------  ----------------------  ----------------------
                                           2007         2006        2007        2006        2007        2006
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (256,342) $  (199,189) $  (13,962) $  (24,221) $  (14,918) $  (16,291)
Net realized gains (losses)...........   2,439,030    1,712,000     166,299      70,734     119,290      83,230
Change in unrealized
  gains (losses)......................   1,903,691     (432,948)     (3,454)    457,475    (164,968)    136,874
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  operations..........................   4,086,379    1,079,863     148,883     503,988     (60,596)    203,813
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     381,170    3,996,906       3,707       3,177         363       8,715
Benefit payments......................     (83,590)     (75,564)         --          --          --          --
Payments on termination...............  (1,247,821)    (685,956)   (583,837)   (246,734)   (109,538)    (98,248)
Loans--net............................          (4)          (2)         --          --          --          --
Contract maintenance charge...........     (15,682)     (10,303)         --          --          --          --
Transfers among the sub-accounts
  and with the Fixed
  Account--net........................    (451,364)    (176,077)    482,133     273,159     147,312      96,402
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............  (1,417,291)   3,049,004     (97,997)     29,602      38,137       6,869
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.........          --           --          --          --          --          --
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS..........................   2,669,088    4,128,867      50,886     533,590     (22,459)    210,682
NET ASSETS AT BEGINNING
  OF PERIOD...........................  14,499,414   10,370,547   4,332,546   3,798,956   1,543,905   1,333,223
                                       -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD........................... $17,168,502  $14,499,414  $4,383,432  $4,332,546  $1,521,446  $1,543,905
                                       ===========  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................   1,172,642      907,419     282,345     280,968      81,496      81,226
       Units issued...................     153,404      538,365      37,050      30,482       9,910       6,977
       Units redeemed.................    (251,429)    (273,142)    (42,968)    (29,105)     (8,024)     (6,707)
                                       -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end
     of period........................   1,074,617    1,172,642     276,427     282,345      83,382      81,496
                                       ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        DWS Variable              DWS Variable             DWS Variable
                                          Series I                  Series I                 Series I
                                         Sub-Account               Sub-Account              Sub-Account
                                  ------------------------  ------------------------  ----------------------
                                                                     DWS VIP                  DWS VIP
                                           DWS VIP                   Global                 Growth and
                                           Bond A                 Opportunities              Income A
                                  ------------------------  ------------------------  ----------------------
                                      2007         2006         2007         2006        2007        2006
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   477,361  $   389,638  $   (45,656) $   (75,746) $   (7,466) $  (15,600)
Net realized gains (losses)......       3,656        2,560    2,512,184    1,501,300     171,635     105,924
Change in unrealized
  gains (losses).................    (107,905)      79,214   (1,268,756)   1,247,200    (160,161)    272,104
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations................     373,112      471,412    1,197,772    2,672,754       4,008     362,428
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     210,185      261,106      249,193      289,283      51,102      77,701
Benefit payments.................    (215,252)    (139,627)    (135,988)    (174,730)     (5,589)    (13,223)
Payments on termination..........  (1,877,589)  (3,059,481)  (2,174,279)  (2,244,955)   (480,037)   (567,714)
Loans--net.......................        (160)        (176)         (65)         (34)        (41)        (38)
Contract maintenance charge......      (7,194)      (8,473)      (7,062)      (7,268)     (1,972)     (2,191)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................     561,914     (546,467)    (235,552)   1,050,253     (56,525)   (174,425)
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.....  (1,328,096)  (3,493,118)  (2,303,753)  (1,087,451)   (493,062)   (679,890)
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --           --          --          --
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    (954,984)  (3,021,706)  (1,105,981)   1,585,303    (489,054)   (317,462)
NET ASSETS AT BEGINNING
  OF PERIOD......................  14,707,849   17,729,555   15,664,329   14,079,026   3,221,672   3,539,134
                                  -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD...................... $13,752,865  $14,707,849  $14,558,348  $15,664,329  $2,732,618  $3,221,672
                                  ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,072,017    1,326,803      854,566      909,304     299,083     365,658
       Units issued..............     132,253      129,140      164,646      293,235      36,338      39,404
       Units redeemed............    (224,505)    (383,926)    (274,503)    (347,973)    (79,647)   (105,979)
                                  -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end
     of period...................     979,765    1,072,017      744,709      854,566     255,774     299,083
                                  ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                             Federated
                                        DWS Variable             DWS Variable                Insurance
                                          Series I                 Series II                  Series
                                         Sub-Account              Sub-Account               Sub-Account
                                   ----------------------  ------------------------  ------------------------
                                                                                             Federated
                                           DWS VIP                  DWS VIP                   Capital
                                        International             Balanced A              Income Fund II
                                   ----------------------  ------------------------  ------------------------
                                      2007        2006         2007         2006         2007         2006
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   71,095  $   11,261  $   249,460  $   174,582  $   268,586  $   329,221
Net realized gains (losses).......    677,024     332,319      544,014      309,638      (22,872)    (215,005)
Change in unrealized
  gains (losses)..................     70,430     887,607     (335,747)     735,098      (56,514)     850,152
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    818,549   1,231,187      457,727    1,219,318      189,200      964,368
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     48,125      99,869      145,934      228,006      222,941      109,881
Benefit payments..................    (16,984)    (13,505)    (380,238)    (184,480)    (265,383)    (109,109)
Payments on termination...........   (867,505)   (871,035)  (2,856,429)  (2,825,332)  (1,381,264)  (1,457,577)
Loans--net........................        (39)        (33)        (325)        (309)         (56)         (64)
Contract maintenance charge.......     (2,506)     (2,319)      (7,076)      (8,521)      (3,624)      (4,518)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (13,276)  1,564,895     (529,060)    (495,569)    (549,649)     371,334
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (852,185)    777,872   (3,627,194)  (3,286,205)  (1,977,035)  (1,090,053)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.....         --          --           --           --           --           --
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (33,636)  2,009,059   (3,169,467)  (2,066,887)  (1,787,835)    (125,685)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  6,679,917   4,670,858   13,998,413   16,065,300    7,411,313    7,536,998
                                   ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD....................... $6,646,281  $6,679,917  $10,828,946  $13,998,413  $ 5,623,478  $ 7,411,313
                                   ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................    568,635     489,689    1,216,227    1,517,060      675,879      768,984
       Units issued...............    170,911     230,288       77,852       73,349      122,816      184,499
       Units redeemed.............   (235,211)   (151,342)    (383,419)    (374,182)    (294,083)    (277,604)
                                   ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period....................    504,335     568,635      910,660    1,216,227      504,612      675,879
                                   ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                              Fidelity
                                          Federated                 Federated                 Variable
                                          Insurance                 Insurance                 Insurance
                                           Series                    Series                 Products Fund
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  ------------------------
                                       Federated Fund
                                          for U.S.               Federated High
                                         Government                Income Bond                VIP Asset
                                        Securities II                Fund II                   Manager
                                  ------------------------  ------------------------  ------------------------
                                      2007         2006         2007         2006         2007         2006
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   773,749  $   947,623  $ 1,659,925  $ 1,899,448  $   624,752  $   231,270
Net realized gains (losses)......    (130,145)    (404,898)         886       46,166      632,400       92,653
Change in unrealized
  gains (losses).................     642,708      194,980   (1,156,817)     449,903      502,855      531,906
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................   1,286,312      737,705      503,994    2,395,517    1,760,007      855,829
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     378,236      618,275      458,302      613,831      207,747      230,532
Benefit payments.................    (420,809)    (232,106)    (473,517)    (255,711)    (320,458)    (135,475)
Payments on termination..........  (4,272,292)  (8,684,853)  (3,611,039)  (3,954,002)  (2,345,669)  (2,807,480)
Loans--net.......................        (386)        (248)        (302)        (347)        (151)        (264)
Contract maintenance charge......     (14,232)     (17,985)     (11,094)     (12,883)      (6,783)      (8,282)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................   6,744,841       (4,300)    (760,711)      55,440     (461,180)    (928,856)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....   2,415,358   (8,321,217)  (4,398,361)  (3,553,672)  (2,926,494)  (3,649,825)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --           --           --           --
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   3,701,670   (7,583,512)  (3,894,367)  (1,158,155)  (1,166,487)  (2,793,996)
NET ASSETS AT BEGINNING
  OF PERIOD......................  27,754,776   35,338,288   26,266,522   27,424,677   14,251,317   17,045,313
                                  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $31,456,446  $27,754,776  $22,372,155  $26,266,522  $13,084,830  $14,251,317
                                  ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   2,044,313    2,655,565    1,913,837    2,157,305    1,018,315    1,285,376
       Units issued..............     906,074      506,784      283,474      280,495      103,944      111,066
       Units redeemed............    (685,586)  (1,118,036)    (596,957)    (523,963)    (291,882)    (378,127)
                                  -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................   2,264,801    2,044,313    1,600,354    1,913,837      830,377    1,018,315
                                  ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Fidelity                    Fidelity                   Fidelity
                                                Variable                    Variable                   Variable
                                                Insurance                   Insurance                  Insurance
                                              Products Fund               Products Fund              Products Fund
                                               Sub-Account                 Sub-Account                Sub-Account
                                       --------------------------  --------------------------  ------------------------
                                                   VIP                         VIP
                                               Contrafund                 Equity-Income               VIP Growth
                                       --------------------------  --------------------------  ------------------------
                                           2007          2006          2007          2006          2007         2006
                                       ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $   (530,546) $   (174,747) $    108,296  $  1,260,371  $  (235,517) $  (411,717)
Net realized gains (losses)...........   26,556,554    12,987,492     7,501,213    10,124,812    1,123,419     (392,031)
Change in unrealized
 gains (losses).......................  (12,919,701)   (4,129,665)   (6,948,593)     (183,397)   7,614,512    2,850,665
                                       ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................   13,106,307     8,683,080       660,916    11,201,786    8,502,414    2,046,917
                                       ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................    1,239,177     1,690,622       783,207       974,238      673,837    1,077,271
Benefit payments......................   (1,072,410)     (769,685)   (1,203,577)     (810,296)    (384,807)    (418,637)
Payments on termination...............  (14,222,538)  (13,804,606)  (12,428,263)  (13,517,827)  (6,598,698)  (6,419,254)
Loans--net............................       (1,617)       (1,298)       (1,937)       (2,251)      (1,585)      (1,680)
Contract maintenance charge...........      (43,701)      (49,696)      (30,186)      (34,938)     (27,237)     (31,302)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (2,941,142)      793,673    (1,386,956)    1,042,630     (357,967)  (2,599,031)
                                       ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions................  (17,042,231)  (12,140,990)  (14,267,712)  (12,348,444)  (6,696,457)  (8,392,633)
                                       ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in amounts
 retained in Allstate Financial
 Advisors Separate Account I..........           --            --            --            --           --           --
                                       ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...............................   (3,935,924)   (3,457,910)  (13,606,796)   (1,146,658)   1,805,957   (6,345,716)
NET ASSETS AT BEGINNING
 OF PERIOD............................   90,482,454    93,940,364    66,863,058    68,009,716   37,181,564   43,527,280
                                       ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END
 OF PERIOD............................ $ 86,546,530  $ 90,482,454  $ 53,256,262  $ 66,863,058  $38,987,521  $37,181,564
                                       ============  ============  ============  ============  ===========  ===========

UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    5,055,926     5,649,884     3,283,576     3,908,364    3,052,972    3,679,637
       Units issued...................      398,234       904,255       391,035       475,408      460,236      297,074
       Units redeemed.................   (1,213,041)   (1,498,213)   (1,035,955)   (1,100,196)    (863,621)    (923,739)
                                       ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end
     of period........................    4,241,119     5,055,926     2,638,656     3,283,576    2,649,587    3,052,972
                                       ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Fidelity                    Fidelity                   Fidelity
                                           Variable                    Variable                   Variable
                                           Insurance                   Insurance                  Insurance
                                         Products Fund               Products Fund              Products Fund
                                          Sub-Account                 Sub-Account                Sub-Account
                                  --------------------------  --------------------------  ------------------------
                                           VIP Index                   VIP Money
                                              500                       Market                  VIP Overseas
                                  --------------------------  --------------------------  ------------------------
                                      2007          2006          2007          2006          2007         2006
                                  ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  1,260,346  $    210,386  $  1,640,534  $  1,533,638  $   457,598  $  (149,809)
Net realized gains (losses)......    2,854,980     1,827,899            --            --    3,640,829    1,512,882
Change in unrealized
  gains (losses).................   (1,581,140)    6,492,328            --            --     (462,328)   2,201,599
                                  ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from operations................    2,534,186     8,530,613     1,640,534     1,533,638    3,636,099    3,564,672
                                  ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................    1,267,319     1,776,427       858,880     1,638,052      385,436      715,425
Benefit payments.................     (530,359)     (438,893)   (2,301,845)   (2,583,913)    (294,052)    (364,446)
Payments on termination..........   (9,269,996)  (10,305,279)  (17,491,823)  (15,224,511)  (3,906,656)  (3,366,075)
Loans--net.......................         (758)         (841)       (1,403)       (1,675)        (406)        (452)
Contract maintenance charge......      (35,925)      (41,400)      (20,805)      (23,748)     (11,218)     (11,670)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............   (1,829,289)   (3,068,872)   18,257,879    14,429,780       82,205    2,366,946
                                  ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (10,399,008)  (12,078,858)     (699,117)   (1,766,015)  (3,744,691)    (660,272)
                                  ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate
  Account I......................           --            --            --            --           --           --
                                  ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS..................   (7,864,822)   (3,548,245)      941,417      (232,377)    (108,592)   2,904,400
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................   64,224,717    67,772,962    45,938,521    46,170,898   25,208,649   22,304,249
                                  ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $ 56,359,895  $ 64,224,717  $ 46,879,938  $ 45,938,521  $25,100,057  $25,208,649
                                  ============  ============  ============  ============  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    5,382,253     6,386,320     3,844,889     3,978,624    1,693,368    1,685,122
       Units issued..............      369,664       525,467     3,584,509     3,845,962      268,958      501,503
       Units redeemed............   (1,152,644)   (1,529,534)   (3,654,431)   (3,979,697)    (488,273)    (493,257)
                                  ------------  ------------  ------------  ------------  -----------  -----------
   Units outstanding at end
     of period...................    4,599,273     5,382,253     3,774,967     3,844,889    1,474,053    1,693,368
                                  ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Fidelity                 Fidelity                  Fidelity
                                         Variable                 Variable                  Variable
                                         Insurance                Insurance                 Insurance
                                       Products Fund            Products Fund             Products Fund
                                     (Service Class 2)        (Service Class 2)         (Service Class 2)
                                        Sub-Account              Sub-Account               Sub-Account
                                  ----------------------  ------------------------  ------------------------
                                         VIP Asset                                             VIP
                                          Manager              VIP Contrafund             Equity-Income
                                     (Service Class 2)        (Service Class 2)         (Service Class 2)
                                  ----------------------  ------------------------  ------------------------
                                     2007        2006         2007         2006         2007         2006
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  264,726  $   39,525  $  (405,235) $  (219,346) $   (22,439) $   526,654
Net realized gains (losses)......    275,082      24,319   12,545,487    3,996,624    4,321,072    5,098,395
Change in unrealized
  gains (losses).................    249,500     231,645   (5,516,827)    (359,974)  (4,239,837)     567,019
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................    789,308     295,489    6,623,425    3,417,304       58,796    6,192,068
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................    163,651   1,404,767    1,327,156   15,431,835    1,031,463    8,510,166
Benefit payments.................    (92,095)    (17,546)  (1,192,822)    (270,284)     (79,358)    (214,286)
Payments on termination..........   (776,364)   (527,578)  (4,115,208)  (2,475,750)  (4,388,864)  (2,819,734)
Loans--net.......................       (178)       (112)          --           --         (119)         (53)
Contract maintenance charge......    (12,404)    (10,773)     (90,762)     (52,905)     (60,036)     (38,566)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................    451,483     109,165     (583,576)   3,329,534     (703,303)   3,259,502
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....   (265,907)    957,923   (4,655,212)  15,962,430   (4,200,217)   8,697,029
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....         --          --           --           --           --           --
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    523,401   1,253,412    1,968,213   19,379,734   (4,141,421)  14,889,097
NET ASSETS AT BEGINNING
  OF PERIOD......................  6,207,297   4,953,885   45,256,493   25,876,759   44,631,759   29,742,662
                                  ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $6,730,698  $6,207,297  $47,224,706  $45,256,493  $40,490,338  $44,631,759
                                  ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    565,615     475,898    3,162,775    1,983,706    3,348,356    2,630,155
       Units issued..............    106,335     207,249      599,624    1,810,560      405,784    1,391,929
       Units redeemed............   (131,021)   (117,532)    (904,842)    (631,491)    (707,230)    (673,728)
                                  ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................    540,929     565,615    2,857,557    3,162,775    3,046,910    3,348,356
                                  ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Fidelity                  Fidelity                  Fidelity
                                          Variable                  Variable                  Variable
                                          Insurance                 Insurance                 Insurance
                                        Products Fund             Products Fund             Products Fund
                                      (Service Class 2)         (Service Class 2)         (Service Class 2)
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  ------------------------
                                                                                           VIP Investment
                                         VIP Growth               VIP Index 500              Grade Bond
                                      (Service Class 2)         (Service Class 2)         (Service Class 2)
                                  ------------------------  ------------------------  ------------------------
                                      2007         2006         2007         2006         2007         2006
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (234,275) $  (259,167) $   775,375  $  (123,098) $ 1,281,750  $   924,176
Net realized gains (losses)......     875,351      406,584    1,302,371      377,399     (175,021)    (224,014)
Change in unrealized
  gains (losses).................   3,916,515      776,192     (385,846)   5,377,979      245,863      574,301
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................   4,557,591      923,609    1,691,900    5,632,280    1,352,592    1,274,463
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     591,167    1,649,690    1,187,566   12,047,869      773,105    8,779,412
Benefit payments.................    (120,865)    (128,529)    (362,152)    (456,896)    (242,204)    (436,706)
Payments on termination..........  (1,976,345)  (1,683,026)  (4,169,175)  (2,802,611)  (4,702,056)  (4,541,230)
Loans--net.......................         (12)         (11)          --           --         (135)         (74)
Contract maintenance charge......      (8,109)      (7,826)    (120,561)     (96,868)     (84,527)     (58,802)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................    (272,095)    (768,821)  (1,094,913)   1,643,077    5,636,125    4,496,856
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (1,786,259)    (938,523)  (4,559,235)  10,334,571    1,380,308    8,239,456
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --           --           --           --
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   2,771,332      (14,914)  (2,867,335)  15,966,851    2,732,900    9,513,919
NET ASSETS AT BEGINNING
  OF PERIOD......................  19,082,216   19,097,130   49,417,660   33,450,809   52,012,408   42,498,489
                                  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $21,853,548  $19,082,216  $46,550,325  $49,417,660  $54,745,308  $52,012,408
                                  ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,587,312    1,633,187    3,968,613    3,053,784    4,751,458    3,929,717
      Units issued...............     194,920      313,403      331,992    1,616,812    1,119,551    1,668,418
      Units redeemed.............    (320,721)    (359,278)    (690,262)    (701,983)    (976,686)    (846,677)
                                  -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................   1,461,511    1,587,312    3,610,343    3,968,613    4,894,323    4,751,458
                                  ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Fidelity                  Fidelity
                                               Variable                  Variable               Goldman Sachs
                                               Insurance                 Insurance                Variable
                                             Products Fund             Products Fund              Insurance
                                           (Service Class 2)         (Service Class 2)              Trust
                                              Sub-Account               Sub-Account              Sub-Account
                                       ------------------------  ------------------------  ----------------------
                                               VIP Money                                        VIT Strategic
                                                Market                 VIP Overseas             International
                                           (Service Class 2)         (Service Class 2)           Equity (a)
                                       ------------------------  ------------------------  ----------------------
                                           2007         2006         2007         2006        2007        2006
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss).......... $ 1,862,999  $ 1,460,561  $   600,367  $  (320,004) $   (9,503) $    6,843
Net realized gains (losses)...........          --           --    4,323,017    1,121,453     896,050     215,793
Change in unrealized
  gains (losses)......................          --           --    1,267,243    3,990,567    (550,344)    719,995
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  operations..........................   1,862,999    1,460,561    6,190,627    4,792,016     336,203     942,631
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits..............................   1,986,395   27,258,939    1,240,149   16,133,295      15,449      74,860
Benefit payments......................  (1,602,452)    (435,750)    (184,941)    (147,071)    (34,057)    (14,847)
Payments on termination...............  (9,701,910)  (5,868,875)  (3,452,010)  (1,865,326)   (636,859)   (509,008)
Loans--net............................         (19)          (5)         (15)          (5)        (68)        (65)
Contract maintenance charge...........    (159,724)    (124,781)     (93,985)     (36,269)     (1,232)     (1,323)
Transfers among the sub-accounts
  and with the Fixed
  Account--net........................   6,534,718   (1,206,956)   1,570,382    3,776,430     (26,036)     (8,507)
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............  (2,942,992)  19,622,572     (920,420)  17,861,054    (682,803)   (458,890)
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.........          --           --           --           --          --          --
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS..........................  (1,079,993)  21,083,133    5,270,207   22,653,070    (346,600)    483,741
NET ASSETS AT BEGINNING
  OF PERIOD...........................  56,926,991   35,843,858   40,588,027   17,934,957   5,542,264   5,058,523
                                       -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD........................... $55,846,998  $56,926,991  $45,858,234  $40,588,027  $5,195,664  $5,542,264
                                       ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................   5,497,123    3,564,112    2,713,209    1,374,206     424,674     466,254
      Units issued....................   4,242,258    7,242,563      584,487    1,960,645      57,039      55,950
      Units redeemed..................  (4,518,406)  (5,309,552)    (636,354)    (621,642)   (103,974)    (97,530)
                                       -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end
     of period........................   5,220,975    5,497,123    2,661,342    2,713,209     377,739     424,674
                                       ===========  ===========  ===========  ===========  ==========  ==========

--------
(a)Previously known as VIT International Equity.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Goldman Sachs
                                          Variable
                                         Insurance               J.P. Morgan                Janus Aspen
                                           Trust               Series Trust II                Series
                                        Sub-Account              Sub-Account                Sub-Account
                                  -----------------------  -----------------------  --------------------------
                                       VIT Structured
                                         Small Cap                  Small
                                        Equity Fund                Company                   Balanced
                                  -----------------------  -----------------------  --------------------------
                                      2007        2006        2007         2006         2007          2006
                                  -----------  ----------  ----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   (42,175) $  (35,743) $  (60,208) $   (71,049) $    541,195  $    387,361
Net realized gains (losses)......     381,915     451,400     342,428      367,277     2,936,390     2,007,979
Change in unrealized
  gains (losses).................  (1,017,201)      7,684    (529,248)     299,762     1,167,851     2,681,107
                                  -----------  ----------  ----------  -----------  ------------  ------------
Increase (decrease) in net assets
  from operations................    (677,461)    423,341    (247,028)     595,990     4,645,436     5,076,447
                                  -----------  ----------  ----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................      41,702      62,930      15,675       29,337       783,577       668,990
Benefit payments.................     (61,438)    (19,670)    (52,151)      (6,609)   (1,032,402)     (621,419)
Payments on termination..........    (422,972)   (370,476)   (367,423)    (469,162)  (10,161,411)  (11,899,685)
Loans--net.......................         (33)         (9)        (49)         (67)         (728)         (942)
Contract maintenance charge......      (1,055)     (1,384)     (1,168)      (1,455)      (31,554)      (37,489)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................    (132,536)   (235,946)   (217,021)    (788,997)   (1,987,409)     (140,317)
                                  -----------  ----------  ----------  -----------  ------------  ------------
Increase (decrease) in net assets
  from contract transactions.....    (576,332)   (564,555)   (622,137)  (1,236,953)  (12,429,927)  (12,030,862)
                                  -----------  ----------  ----------  -----------  ------------  ------------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --          --          --           --            --            --
                                  -----------  ----------  ----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (1,253,793)   (141,214)   (869,165)    (640,963)   (7,784,491)   (6,954,415)
NET ASSETS AT BEGINNING
  OF PERIOD......................   4,138,310   4,279,524   4,394,559    5,035,522    56,235,521    63,189,936
                                  -----------  ----------  ----------  -----------  ------------  ------------
NET ASSETS AT END
  OF PERIOD...................... $ 2,884,517  $4,138,310  $3,525,394  $ 4,394,559  $ 48,451,030  $ 56,235,521
                                  ===========  ==========  ==========  ===========  ============  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     205,869     235,448     264,489      343,597     3,148,657     3,775,599
       Units issued..............      35,784      19,799       9,849       10,662       256,870       298,421
       Units redeemed............     (66,918)    (49,378)    (46,143)     (89,770)     (891,485)     (925,363)
                                  -----------  ----------  ----------  -----------  ------------  ------------
   Units outstanding at end
     of period...................     174,735     205,869     228,195      264,489     2,514,042     3,148,657
                                  ===========  ==========  ==========  ===========  ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Janus Aspen              Janus Aspen               Janus Aspen
                                           Series                    Series                   Series
                                         Sub-Account              Sub-Account               Sub-Account
                                  ------------------------  -----------------------  ------------------------
                                          Flexible                   Forty                     Large
                                            Bond                   Portfolio                Cap Growth
                                  ------------------------  -----------------------  ------------------------
                                      2007         2006         2007        2006         2007         2006
                                  -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   614,323  $   683,237  $   (78,857) $  (76,490) $  (213,019) $  (302,794)
Net realized gains (losses)......    (190,703)    (451,214)     782,671     285,741      161,037   (1,124,065)
Change in unrealized
  gains (losses).................     593,955      290,494    1,254,258     304,097    3,753,481    4,370,128
                                  -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations................   1,017,575      522,517    1,958,072     513,348    3,701,499    2,943,269
                                  -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     268,535      339,418       94,026      63,523      400,970      457,795
Benefit payments.................    (369,136)    (131,540)     (65,412)    (41,273)    (456,429)    (457,332)
Payments on termination..........  (2,581,568)  (4,050,265)  (1,209,269)   (393,636)  (5,262,645)  (5,850,757)
Loans--net.......................         (96)         (87)         (43)        (49)        (951)      (1,139)
Contract maintenance charge......      (7,711)      (9,489)        (577)       (614)     (22,226)     (27,108)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................   1,413,026     (633,403)    (522,576)     64,955   (1,107,217)  (1,570,611)
                                  -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (1,276,950)  (4,485,366)  (1,703,851)   (307,094)  (6,448,498)  (7,449,152)
                                  -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --          --           --           --
                                  -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    (259,375)  (3,962,849)     254,221     206,254   (2,746,999)  (4,505,883)
NET ASSETS AT BEGINNING
  OF PERIOD......................  19,348,538   23,311,387    7,041,497   6,835,243   30,123,694   34,629,577
                                  -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $19,089,163  $19,348,538  $ 7,295,718  $7,041,497  $27,376,695  $30,123,694
                                  ===========  ===========  ===========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,350,603    1,632,401      516,710     540,397    2,278,960    2,814,689
       Units issued..............     225,057      217,570       80,614     136,871      139,433      166,665
       Units redeemed............    (302,064)    (499,368)    (200,224)   (160,558)    (585,850)    (702,394)
                                  -----------  -----------  -----------  ----------  -----------  -----------
   Units outstanding at end
     of period...................   1,273,596    1,350,603      397,100     516,710    1,832,543    2,278,960
                                  ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                             Janus Aspen
                                         Janus Aspen               Janus Aspen                 Series
                                           Series                    Series               (Service Shares)
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  ------------------------
                                           Mid Cap                  Worldwide                 Balanced
                                           Growth                    Growth               (Service Shares)
                                  ------------------------  ------------------------  ------------------------
                                      2007         2006         2007         2006         2007         2006
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (368,043) $  (404,240) $  (238,103) $   111,350  $    86,176  $    55,179
Net realized gains (losses)......     963,684     (506,947)   1,279,814     (598,138)     326,951       87,975
Change in unrealized
  gains (losses).................   4,775,354    4,021,484    1,811,825    5,935,018      603,069      759,863
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................   5,370,995    3,110,297    2,853,536    5,448,230    1,016,196      903,017
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     436,726      678,744      382,081      527,077      201,558    2,642,451
Benefit payments.................    (245,672)    (332,123)    (569,763)    (379,563)     (57,850)     (67,461)
Payments on termination..........  (4,602,801)  (4,312,175)  (6,506,485)  (7,244,894)  (1,158,713)    (797,936)
Loans--net.......................        (972)      (1,058)      (1,582)      (1,898)         (18)         (22)
Contract maintenance charge......     (23,424)     (27,131)     (25,023)     (28,635)     (21,353)     (17,717)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............   2,560,472   (1,157,161)  (1,354,406)  (1,918,709)     (36,984)   1,831,737
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (1,875,671)  (5,150,904)  (8,075,178)  (9,046,622)  (1,073,360)   3,591,052
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate
  Account I......................          --           --           --           --           --           --
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   3,495,324   (2,040,607)  (5,221,642)  (3,598,392)     (57,164)   4,494,069
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  27,114,355   29,154,962   35,677,604   39,275,996   12,371,373    7,877,304
                                  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $30,609,679  $27,114,355  $30,455,962  $35,677,604  $12,314,209  $12,371,373
                                  ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,860,879    2,131,930    2,393,994    3,020,619    1,012,702      701,096
       Units issued..............     411,441      286,968      186,877      152,612      125,148      468,151
       Units redeemed............    (451,745)    (558,019)    (668,652)    (779,237)    (209,411)    (156,545)
                                  -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................   1,820,575    1,860,879    1,912,219    2,393,994      928,439    1,012,702
                                  ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Janus Aspen              Janus Aspen             Janus Aspen
                                                Series                   Series                  Series
                                           (Service Shares)         (Service Shares)        (Service Shares)
                                              Sub-Account              Sub-Account             Sub-Account
                                       ------------------------  ----------------------  ----------------------
                                                                          Forty                  INTECH
                                             Foreign Stock              Portfolio             Risk-Managed
                                           (Service Shares)         (Service Shares)         Core Portfolio
                                       ------------------------  ----------------------  ----------------------
                                           2007         2006        2007        2006        2007        2006
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $   (19,662) $     9,812  $ (102,171) $  (75,177) $  (75,865) $  (91,757)
Net realized gains (losses)...........   1,472,039      993,831     418,645      72,649      48,102     492,687
Change in unrealized
  gains (losses)......................     803,846      908,536   1,970,823     409,134     331,016     134,125
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.....................   2,256,223    1,912,179   2,287,297     406,606     303,253     535,055
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     196,142    1,645,642     171,301   2,378,269     295,867   1,370,596
Benefit payments......................     (66,137)    (233,928)    (16,709)     (5,918)     (6,876)     (5,890)
Payments on termination...............  (1,815,192)  (1,437,405)   (479,099)   (328,722)   (876,215)   (754,188)
Loans--net............................         (77)         (58)         --          --          --          --
Contract maintenance charge...........     (17,541)     (10,624)    (10,857)     (5,520)    (15,968)    (14,631)
Transfers among the sub-accounts
  and with the Fixed
  Account--net........................   1,707,178      427,174   1,020,840      33,767    (395,819)    500,021
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............       4,373      390,801     685,476   2,071,876    (999,011)  1,095,908
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.........          --           --          --          --          --          --
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS..............................   2,260,596    2,302,980   2,972,773   2,478,482    (695,758)  1,630,963
NET ASSETS AT BEGINNING
  OF PERIOD...........................  13,591,833   11,288,853   6,206,977   3,728,495   6,913,162   5,282,199
                                       -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD........................... $15,852,429  $13,591,833  $9,179,750  $6,206,977  $6,217,404  $6,913,162
                                       ===========  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................     947,347      905,349     454,430     293,574     513,298     427,743
       Units issued...................     372,974      345,115     168,492     274,354      54,396     191,547
       Units redeemed.................    (367,978)    (303,117)   (122,639)   (113,498)   (125,708)   (105,992)
                                       -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end
     of period........................     952,343      947,347     500,283     454,430     441,986     513,298
                                       ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Janus Aspen              Janus Aspen             Janus Aspen
                                                Series                   Series                  Series
                                           (Service Shares)         (Service Shares)        (Service Shares)
                                              Sub-Account              Sub-Account             Sub-Account
                                       ------------------------  ----------------------  ----------------------
                                                                      Small Company             Worldwide
                                             Mid Cap Value                Value                  Growth
                                           (Service Shares)         (Service Shares)        (Service Shares)
                                       ------------------------  ----------------------  ----------------------
                                           2007         2006        2007        2006        2007        2006
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $   395,710  $   265,721  $  (36,120) $  (73,484) $  (31,209) $    4,269
Net realized gains (losses)...........   1,310,291      755,712     417,386     118,977     182,591      71,468
Change in unrealized
  gains (losses)......................    (266,055)   1,719,995    (919,926)    781,320      87,697     366,800
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.....................   1,439,946    2,741,428    (538,660)    826,813     239,079     442,537
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     496,450    6,772,230     228,986   3,620,869      27,703      34,342
Benefit payments......................    (103,365)     (86,806)    (38,147)         --        (938)     (2,616)
Payments on termination...............  (1,835,553)  (1,122,565)   (388,045)   (250,606)   (397,235)   (179,825)
Loans--net............................          --           --          (3)         --         (38)        (50)
Contract maintenance charge...........     (71,158)     (53,482)    (15,145)     (6,569)       (541)       (471)
Transfers among the sub-accounts
  and with the Fixed
  Account--net........................      95,149    1,934,863     473,527     998,727     255,296      (4,573)
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............  (1,418,477)   7,444,240     261,173   4,362,421    (115,753)   (153,193)
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.........          --           --          --          --          --          --
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS..............................      21,469   10,185,668    (277,487)  5,189,234     123,326     289,344
NET ASSETS AT BEGINNING
  OF PERIOD...........................  25,796,661   15,610,993   7,255,845   2,066,611   3,141,446   2,852,102
                                       -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD........................... $25,818,130  $25,796,661  $6,978,358  $7,255,845  $3,264,772  $3,141,446
                                       ===========  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................   1,864,376    1,278,385     551,687     188,546     278,546     294,927
       Units issued...................     243,494      888,621     207,132     539,618      43,791      30,433
       Units redeemed.................    (339,099)    (302,630)   (184,898)   (176,477)    (55,084)    (46,814)
                                       -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end
     of period........................   1,768,771    1,864,376     573,921     551,687     267,253     278,546
                                       ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 Legg Mason
                                                Lazard                   Lazard                   Partners
                                              Retirement               Retirement                 Variable
                                             Series, Inc.             Series, Inc.              Portfolios I
                                              Sub-Account              Sub-Account              Sub-Account
                                       ------------------------  ----------------------  -------------------------
                                                                                                 Legg Mason
                                               Emerging               International             Variable All
                                                Markets                  Equity               Cap Portfolio I
                                       ------------------------  ----------------------  -------------------------
                                           2007         2006        2007        2006      2007 (b)(c)      2006
                                       -----------  -----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss).......... $   (54,852) $  (121,492) $   27,081  $  (10,940) $    (20,704) $   (25,441)
Net realized gains (losses)...........   3,854,606    2,413,117     643,752     219,232     3,005,629    1,045,592
Change in unrealized
  gains (losses)......................    (159,689)     351,121    (413,939)    279,100    (2,479,504)     589,760
                                       -----------  -----------  ----------  ----------  ------------  -----------
Increase (decrease) in net assets
  from operations.....................   3,640,065    2,642,746     256,894     487,392       505,421    1,609,911
                                       -----------  -----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits..............................      54,764      129,405      43,184      38,060        35,633      126,226
Benefit payments......................     (65,868)     (81,275)    (20,302)    (14,523)      (75,663)    (145,223)
Payments on termination...............  (1,880,399)  (1,779,779)   (331,275)   (227,960)     (291,717)  (1,465,112)
Loans--net............................          (2)          --          --          --           (39)         (95)
Contract maintenance charge...........      (2,251)      (2,158)       (816)       (825)         (748)      (2,536)
Transfers among the sub-accounts
  and with the Fixed
  Account--net........................    (404,893)     692,470      (6,995)    308,223   (10,669,830)  (1,307,176)
                                       -----------  -----------  ----------  ----------  ------------  -----------
Increase (decrease) in net assets from
  contract transactions...............  (2,298,649)  (1,041,337)   (316,204)    102,975   (11,002,364)  (2,793,916)
                                       -----------  -----------  ----------  ----------  ------------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.........          --           --          --          --            --           --
                                       -----------  -----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS..........................   1,341,416    1,601,409     (59,310)    590,367   (10,496,943)  (1,184,005)
NET ASSETS AT BEGINNING
  OF PERIOD...........................  12,546,042   10,944,633   2,870,894   2,280,527    10,496,943   11,680,948
                                       -----------  -----------  ----------  ----------  ------------  -----------
NET ASSETS AT END
  OF PERIOD........................... $13,887,458  $12,546,042  $2,811,584  $2,870,894  $         --  $10,496,943
                                       ===========  ===========  ==========  ==========  ============  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................     416,031      464,923     230,541     221,148       656,293      863,290
      Units issued....................      80,781      218,634      32,201      51,632        15,901       68,731
      Units redeemed..................    (145,786)    (267,526)    (55,843)    (42,239)     (672,194)    (275,728)
                                       -----------  -----------  ----------  ----------  ------------  -----------
   Units outstanding at end
     of period........................     351,026      416,031     206,899     230,541            --      656,293
                                       ===========  ===========  ==========  ==========  ============  ===========

--------
(b)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value.
(c)For the period beginning January 1, 2007 and ended April 27, 2007.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                     Legg Mason          Legg Mason          Legg Mason
                                                      Partners            Partners            Partners
                                                      Variable            Variable            Variable
                                                    Portfolios I        Portfolios I        Portfolios I
                                                    Sub-Account         Sub-Account          Sub-Account
                                              -----------------------  -------------- ------------------------
                                                                         Legg Mason
                                                                          Variable           Legg Mason
                                                     Legg Mason         Fundamental           Variable
                                                    Variable All           Value             Global High
                                                  Cap Portfolio II       Portfolio          Yield Bond II
                                              -----------------------  -------------- ------------------------
                                              2007 (c)(d)     2006     2007 (b)(d)(e)     2007         2006
                                              -----------  ----------  -------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)................. $   (13,307) $   (8,010)  $    15,201   $ 1,574,129  $ 1,293,637
Net realized gains (losses)..................     428,934     129,708       527,005       141,859      173,525
Change in unrealized gains (losses)..........    (291,733)    199,162    (1,161,304)   (2,296,464)     798,668
                                              -----------  ----------   -----------   -----------  -----------
Increase (decrease) in net assets
  from operations............................     123,894     320,860      (619,098)     (580,476)   2,265,830
                                              -----------  ----------   -----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits.....................................      19,520     446,300        63,052       585,354    8,039,598
Benefit payments.............................     (28,547)     (2,503)      (93,523)     (173,904)    (255,306)
Payments on termination......................     (45,858)   (191,301)     (921,089)   (2,715,858)  (1,679,989)
Loans--net...................................          (7)        (17)          (40)          (10)          (5)
Contract maintenance charge..................        (899)     (2,654)       (4,108)      (73,823)     (55,333)
Transfers among the sub-accounts and with the
  Fixed Account--net.........................  (2,709,458)    428,301    12,954,152       809,016    3,062,755
                                              -----------  ----------   -----------   -----------  -----------
Increase (decrease) in net assets from
  contract transactions......................  (2,765,249)    678,126    11,998,444    (1,569,225)   9,111,720
                                              -----------  ----------   -----------   -----------  -----------
Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate
  Account I..................................          --          --            --            --           --
                                              -----------  ----------   -----------   -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.................................  (2,641,355)    998,986    11,379,346    (2,149,701)  11,377,550
NET ASSETS AT BEGINNING
  OF PERIOD..................................   2,641,355   1,642,369            --    31,429,882   20,052,332
                                              -----------  ----------   -----------   -----------  -----------
NET ASSETS AT END OF PERIOD.................. $        --  $2,641,355   $11,379,346   $29,280,181  $31,429,882
                                              ===========  ==========   ===========   ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period...............................     216,891     156,411            --     2,616,670    1,813,629
       Units issued..........................      10,546      95,787     1,396,597       385,801    1,133,581
       Units redeemed........................    (227,437)    (35,307)     (198,509)     (518,660)    (330,540)
                                              -----------  ----------   -----------   -----------  -----------
   Units outstanding at end of period........          --     216,891     1,198,088     2,483,811    2,616,670
                                              ===========  ==========   ===========   ===========  ===========

--------
(b)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value.
(c)For the period beginning January 1, 2007 and ended April 27, 2007.
(d)On April 27, 2007 Legg Mason Variable All Cap Portfolio II merged into Legg Mason Variable Fundamental Value.
(e)For the period beginning May 1, 2007 and ended December 31, 2007.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Legg Mason                Legg Mason
                                             Partners                  Partners               MFS Variable
                                             Variable                  Variable                 Insurance
                                           Portfolios I              Portfolios I                 Trust
                                            Sub-Account              Sub-Account               Sub-Account
                                     ------------------------  -----------------------  ------------------------
                                            Legg Mason                Legg Mason
                                             Variable                  Variable
                                             Investors                Investors               MFS Emerging
                                            Portfolio I              Portfolio II                Growth
                                     ------------------------  -----------------------  ------------------------
                                       2007 (f)       2006     2007 (c)(f)     2006         2007         2006
                                     -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........ $   (47,287) $    21,479  $   (15,930) $  (14,341) $   (99,355) $  (102,670)
Net realized gains (losses).........   1,092,347      749,019      596,082     148,138      129,255     (112,747)
Change in unrealized gains (losses).    (722,435)   1,493,021     (425,778)    263,252    1,109,171      606,381
                                     -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations...................     322,625    2,263,519      154,374     397,049    1,139,071      390,964
                                     -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits............................     155,633      315,398       12,974     265,466       75,540       97,724
Benefit payments....................    (156,404)     (53,749)      (1,206)     (5,608)     (47,839)     (54,768)
Payments on termination.............  (2,106,693)  (1,306,012)     (53,403)   (178,178)    (905,648)    (785,848)
Loans--net..........................         (25)         (15)          --          --          (99)        (101)
Contract maintenance charge.........      (7,063)      (4,060)      (1,210)     (3,771)      (4,548)      (5,454)
Transfers among the sub-accounts and
  with the Fixed Account--net.......   3,107,539       60,111   (3,008,081)    152,367     (238,406)    (268,260)
                                     -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions........     992,987     (988,327)  (3,050,926)    230,276   (1,121,000)  (1,016,707)
                                     -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.......          --           --           --          --           --           --
                                     -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS........................   1,315,612    1,275,192   (2,896,552)    627,325       18,071     (625,743)
NET ASSETS AT BEGINNING
  OF PERIOD.........................  15,626,185   14,350,993    2,896,552   2,269,227    6,444,103    7,069,846
                                     -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD......................... $16,941,797  $15,626,185  $        --  $2,896,552  $ 6,462,174  $ 6,444,103
                                     ===========  ===========  ===========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period......................   1,168,679    1,250,382      230,423     209,221      735,018      843,126
      Units issued..................     435,655      125,227       29,693      72,465       53,336       53,884
      Units redeemed................    (278,615)    (206,930)    (260,116)    (51,263)    (161,859)    (161,992)
                                     -----------  -----------  -----------  ----------  -----------  -----------
   Units outstanding at end
     of period......................   1,325,719    1,168,679           --     230,423      626,495      735,018
                                     ===========  ===========  ===========  ==========  ===========  ===========

--------
(c)For the period beginning January 1, 2007 and ended April 27, 2007.
(f)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         MFS Variable              MFS Variable             MFS Variable
                                           Insurance                 Insurance                Insurance
                                             Trust                     Trust                    Trust
                                          Sub-Account               Sub-Account              Sub-Account
                                   ------------------------  ------------------------  ----------------------
                                         MFS Investors                MFS New
                                             Trust                   Discovery              MFS Research
                                   ------------------------  ------------------------  ----------------------
                                       2007         2006         2007         2006        2007        2006
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (34,545) $   (59,281) $  (186,584) $  (188,332) $  (26,949) $  (34,599)
Net realized gains (losses).......     395,841      243,083    1,294,899      577,057     138,964      27,941
Change in unrealized
  gains (losses)..................      99,546      461,263     (924,481)     905,575     290,662     316,822
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................     460,842      645,065      183,834    1,294,300     402,677     310,164
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      47,983      120,770      256,566      396,740      28,818         337
Benefit payments..................    (125,453)     (79,848)     (63,215)     (37,080)    (43,256)    (30,058)
Payments on termination...........    (976,913)  (1,260,657)  (1,219,401)  (1,051,074)   (508,602)   (397,689)
Loans--net........................         (15)         (18)         (28)         (38)        (99)        (93)
Contract maintenance charge.......      (2,898)      (3,564)      (7,015)      (8,116)     (1,707)     (2,027)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (138,005)    (110,335)    (534,852)    (819,118)   (177,500)    (61,413)
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (1,195,301)  (1,333,652)  (1,567,945)  (1,518,686)   (702,346)   (490,943)
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.....          --           --           --           --          --          --
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (734,459)    (688,587)  (1,384,111)    (224,386)   (299,669)   (180,779)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   5,676,679    6,365,266   11,949,527   12,173,913   3,729,509   3,910,288
                                   -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD....................... $ 4,942,220  $ 5,676,679  $10,565,416  $11,949,527  $3,429,840  $3,729,509
                                   ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................     517,556      639,324      984,159    1,107,727     335,149     380,656
       Units issued...............      46,067       65,670       77,395       77,877      17,647      19,125
       Units redeemed.............    (143,815)    (187,438)    (180,520)    (201,445)    (72,468)    (64,632)
                                   -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end
     of period....................     419,808      517,556      881,034      984,159     280,328     335,149
                                   ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                  MFS Variable              MFS Variable
                                        MFS Variable                Insurance                 Insurance
                                          Insurance                   Trust                     Trust
                                            Trust                (Service Class)           (Service Class)
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  ------------------------
                                                                    MFS High                MFS Investor
                                          MFS Total                  Income                 Growth Stock
                                           Return                (Service Class)           (Service Class)
                                  ------------------------  ------------------------  ------------------------
                                      2007         2006         2007         2006         2007         2006
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   376,685  $   327,855  $   596,151  $   548,785  $  (253,848) $  (221,973)
Net realized gains (losses)......   1,711,763    1,756,664      (21,273)     (25,434)     386,431       29,548
Change in unrealized
  gains (losses).................  (1,136,599)   1,325,883     (587,727)     279,720    1,410,676      991,253
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................     951,849    3,410,402      (12,849)     803,071    1,543,259      798,828
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     449,812      595,735      252,323    1,548,372      326,364    5,732,664
Benefit payments.................    (572,162)    (290,096)    (102,297)     (25,982)     (35,307)    (182,700)
Payments on termination..........  (4,849,279)  (4,721,939)    (920,116)    (687,499)  (1,074,047)    (699,234)
Loans--net.......................        (381)        (313)          --           --           --           --
Contract maintenance charge......     (12,834)     (14,937)     (26,904)     (23,637)     (47,240)     (31,569)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............     895,251     (828,396)     156,637      628,777     (991,064)   2,574,849
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (4,089,593)  (5,259,946)    (640,357)   1,440,031   (1,821,294)   7,394,010
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate
  Account I......................          --           --           --           --           --           --
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (3,137,744)  (1,849,544)    (653,206)   2,243,102     (278,035)   8,192,838
NET ASSETS AT BEGINNING
  OF PERIOD......................  34,777,602   36,627,146   10,976,130    8,733,028   16,828,672    8,635,834
                                  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $31,639,858  $34,777,602  $10,322,924  $10,976,130  $16,550,637  $16,828,672
                                  ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   2,240,189    2,595,128      949,544      817,880    1,485,210      805,525
       Units issued..............     297,364      287,866      220,175      257,977      101,185      855,050
       Units redeemed............    (541,721)    (642,805)    (276,190)    (126,313)    (250,467)    (175,365)
                                  -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................   1,995,832    2,240,189      893,529      949,544    1,335,928    1,485,210
                                  ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        MFS Variable             MFS Variable             MFS Variable
                                          Insurance               Insurance                 Insurance
                                            Trust                   Trust                     Trust
                                       (Service Class)         (Service Class)           (Service Class)
                                         Sub-Account             Sub-Account               Sub-Account
                                   ----------------------  -----------------------  ------------------------
                                        MFS Investors              MFS New                  MFS Total
                                            Trust                 Discovery                  Return
                                       (Service Class)         (Service Class)           (Service Class)
                                   ----------------------  -----------------------  ------------------------
                                      2007        2006         2007        2006         2007         2006
                                   ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (30,674) $  (39,139) $  (126,858) $ (128,275) $   169,702  $   103,100
Net realized gains (losses).......    115,065       5,679      954,146     494,469      727,433      624,387
Change in unrealized
  gains (losses)..................    154,143     253,844     (712,224)    479,051     (392,546)   1,141,092
                                   ----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    238,534     220,384      115,064     845,245      504,589    1,868,579
                                   ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     20,448     324,925      130,018   1,090,668      404,381    2,930,969
Benefit payments..................    (13,328)     (5,589)     (77,514)    (93,256)     (44,514)    (201,067)
Payments on termination...........   (200,519)   (126,133)    (817,489)   (749,551)  (2,054,477)  (1,393,050)
Loans--net........................         --          --          (92)        (58)         (23)         (32)
Contract maintenance charge.......     (5,614)     (5,179)      (5,994)     (6,109)     (37,394)     (34,707)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     35,234     185,732     (550,024)   (389,227)    (261,654)   1,225,330
                                   ----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (163,779)    373,756   (1,321,095)   (147,533)  (1,993,681)   2,527,443
                                   ----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.....         --          --           --          --           --           --
                                   ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................     74,755     594,140   (1,206,031)    697,712   (1,489,092)   4,396,022
NET ASSETS AT BEGINNING
  OF PERIOD.......................  2,917,457   2,323,317    8,453,370   7,755,658   21,178,319   16,782,297
                                   ----------  ----------  -----------  ----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD....................... $2,992,212  $2,917,457  $ 7,247,339  $8,453,370  $19,689,227  $21,178,319
                                   ==========  ==========  ===========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................    231,642     204,589      742,764     758,452    1,774,272    1,544,705
       Units issued...............     22,011     276,661       58,968     232,588      133,701      553,323
       Units redeemed.............    (34,234)   (249,608)    (169,703)   (248,276)    (295,293)    (323,756)
                                   ----------  ----------  -----------  ----------  -----------  -----------
   Units outstanding at end
     of period....................    219,419     231,642      632,029     742,764    1,612,680    1,774,272
                                   ==========  ==========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                            Oppenheimer
                                          MFS Variable            MFS Variable               Variable
                                           Insurance                Insurance              Account Funds
                                             Trust                    Trust               (Service Class
                                        (Service Class)          (Service Class)              ("SC"))
                                          Sub-Account              Sub-Account              Sub-Account
                                    -----------------------  ----------------------  ------------------------
                                                                                            Oppenheimer
                                         MFS Utilities              MFS Value                 Global
                                        (Service Class)          (Service Class)          Securities (SC)
                                    -----------------------  ----------------------  ------------------------
                                        2007        2006        2007        2006         2007         2006
                                    -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (69,911) $   27,247  $  (63,205) $  (48,265) $   (94,697) $  (156,475)
Net realized gains (losses)........   1,420,512     939,338     440,035     291,052    1,753,607    1,226,681
Change in unrealized gains (losses)     854,137     963,634      64,135     919,894     (645,819)   1,671,131
                                    -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................   2,204,738   1,930,219     440,965   1,162,681    1,013,091    2,741,337
                                    -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      42,524      95,553     210,080   1,121,325      627,859    5,287,951
Benefit payments...................     (19,694)    (57,262)    (60,225)    (27,057)    (112,928)     (74,158)
Payments on termination............  (1,332,294)   (776,121)   (506,940)   (471,363)  (2,391,672)  (1,167,980)
Loans--net.........................         (36)        (49)         --          --         (268)        (148)
Contract maintenance charge........      (1,837)     (1,526)    (14,870)    (11,708)     (14,761)     (13,108)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................     634,830      37,836    (107,725)  1,514,446     (124,106)     945,468
                                    -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......    (676,507)   (701,569)   (479,680)  2,125,643   (2,015,876)   4,978,025
                                    -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I......          --          --          --          --           --           --
                                    -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................   1,528,231   1,228,650     (38,715)  3,288,324   (1,002,785)   7,719,362
NET ASSETS AT BEGINNING
  OF PERIOD........................   8,829,235   7,600,585   8,469,547   5,181,223   22,253,029   14,533,667
                                    -----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD........................ $10,357,466  $8,829,235  $8,430,832  $8,469,547  $21,250,244  $22,253,029
                                    ===========  ==========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     448,369     499,439     610,590     443,134    1,510,017    1,139,344
       Units issued................      78,788     141,170     133,411     278,477      161,958      654,046
       Units redeemed..............    (108,628)   (192,240)   (170,360)   (111,021)    (290,710)    (283,373)
                                    -----------  ----------  ----------  ----------  -----------  -----------
   Units outstanding at end
     of period.....................     418,529     448,369     573,641     610,590    1,381,265    1,510,017
                                    ===========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Oppenheimer               Oppenheimer
                                             Variable                 Variable             Panorama Series
                                          Account Funds             Account Funds            Fund, Inc.
                                          (Service Class           (Service Class          (Service Class
                                             ("SC"))                   ("SC"))                 ("SC"))
                                           Sub-Account               Sub-Account             Sub-Account
                                    -------------------------  ----------------------  ----------------------
                                           Oppenheimer
                                           Main Street                                       Oppenheimer
                                            Small Cap                Oppenheimer            International
                                           Growth (SC)            MidCap Fund (SC)           Growth (SC)
                                    -------------------------  ----------------------  ----------------------
                                        2007          2006        2007        2006        2007        2006
                                    ------------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (862,543) $  (919,067) $  (58,167) $  (45,961) $  (36,637) $  (40,191)
Net realized gains (losses)........    5,930,986    3,680,574      78,615     (14,093)    397,857     238,335
Change in unrealized gains (losses)   (5,994,653)   4,164,800     152,072      36,873     116,767     686,783
                                    ------------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations..................     (926,210)   6,926,307     172,520     (23,181)    477,987     884,927
                                    ------------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................    1,241,445    9,985,476      70,413   2,031,094      61,149      69,192
Benefit payments...................     (448,562)    (544,695)    (24,770)     (2,296)    (23,394)    (56,594)
Payments on termination............   (6,229,414)  (5,260,240)   (423,687)   (162,813)   (790,874)   (389,807)
Loans--net.........................         (215)        (119)         --          --         (39)         (8)
Contract maintenance charge........      (65,215)     (48,075)     (8,347)     (2,849)       (946)       (825)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................   (7,111,306)   6,342,329      41,290     587,585     565,714     407,814
                                    ------------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.......  (12,613,267)  10,474,676    (345,101)  2,450,721    (188,390)     29,772
                                    ------------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I......           --           --          --          --          --          --
                                    ------------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (13,539,477)  17,400,983    (172,581)  2,427,540     289,597     914,699
NET ASSETS AT BEGINNING
  OF PERIOD........................   66,490,615   49,089,632   3,675,217   1,247,677   4,129,309   3,214,610
                                    ------------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD........................ $ 52,951,138  $66,490,615  $3,502,636  $3,675,217  $4,418,906  $4,129,309
                                    ============  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    4,454,327    3,660,040     310,703     106,593     251,549     249,293
       Units issued................      493,156    1,793,836      69,011     288,176      57,414      77,888
       Units redeemed..............   (1,263,444)    (999,549)    (96,065)    (84,066)    (67,140)    (75,632)
                                    ------------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end
     of period.....................    3,684,039    4,454,327     283,649     310,703     241,823     251,549
                                    ============  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        PIMCO Advisors            PIMCO Advisors           PIMCO Advisors
                                           Variable                  Variable                 Variable
                                           Insurance                Insurance                Insurance
                                             Trust                    Trust                    Trust
                                          Sub-Account              Sub-Account              Sub-Account
                                   ------------------------  -----------------------  -----------------------
                                             OpCap                                             OpCap
                                           Balanced                OpCap Equity             Renaissance
                                   ------------------------  -----------------------  -----------------------
                                       2007         2006         2007        2006         2007        2006
                                   -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (43,039) $  (181,753) $   (59,973) $  (70,834) $   (60,332) $  (90,334)
Net realized gains (losses).......   2,213,849      992,102    1,302,190     635,206      817,597      39,480
Change in unrealized
  gains (losses)..................  (3,521,737)   1,589,010   (1,048,753)    329,968     (409,782)    691,583
                                   -----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets
  from operations.................  (1,350,927)   2,399,359      193,464     894,340      347,483     640,729
                                   -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     391,582    1,187,681       38,243      42,997      133,172     788,564
Benefit payments..................    (218,105)    (209,783)     (50,607)    (40,570)     (26,542)    (10,527)
Payments on termination...........  (3,199,707)  (2,386,285)    (674,868)   (570,493)    (567,423)   (363,279)
Loans--net........................        (189)        (132)         (95)        (84)          --          --
Contract maintenance charge.......     (12,518)     (12,495)      (1,663)     (1,843)     (17,615)    (17,658)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (913,360)    (686,352)    (163,263)   (335,712)  (1,419,841)    (58,165)
                                   -----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (3,952,297)  (2,107,366)    (852,253)   (905,705)  (1,898,249)    338,935
                                   -----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.....          --           --           --          --           --          --
                                   -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (5,303,224)     291,993     (658,789)    (11,365)  (1,550,766)    979,664
NET ASSETS AT BEGINNING
  OF PERIOD.......................  27,850,670   27,558,677    7,140,272   7,151,637    7,176,600   6,196,936
                                   -----------  -----------  -----------  ----------  -----------  ----------
NET ASSETS AT END
  OF PERIOD....................... $22,547,446  $27,850,670  $ 6,481,483  $7,140,272  $ 5,625,834  $7,176,600
                                   ===========  ===========  ===========  ==========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................   2,335,822    2,522,657      522,053     594,261      621,448     588,445
       Units issued...............     168,319      299,069       28,411      58,112       48,177     155,230
       Units redeemed.............    (494,449)    (485,904)     (88,696)   (130,320)    (204,256)   (122,227)
                                   -----------  -----------  -----------  ----------  -----------  ----------
   Units outstanding at end
     of period....................   2,009,692    2,335,822      461,768     522,053      465,369     621,448
                                   ===========  ===========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       PIMCO Advisors
                                          Variable               PIMCO Variable             PIMCO Variable
                                          Insurance                 Insurance                 Insurance
                                            Trust                     Trust                     Trust
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  -------------------------
                                            OpCap
                                          Small Cap               Foreign Bond               Money Market
                                  ------------------------  ------------------------  -------------------------
                                      2007         2006         2007         2006         2007          2006
                                  -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (326,499) $  (331,788) $   511,870  $   511,008  $  1,445,633  $ 1,285,187
Net realized gains (losses)......   5,196,130    1,971,296     (107,061)     351,500            --           --
Change in unrealized
  gains (losses).................  (4,952,234)   2,754,177      158,449     (657,501)           --           --
                                  -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
  from operations................     (82,603)   4,393,685      563,258      205,007     1,445,633    1,285,187
                                  -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     277,893      496,297      455,456    4,840,585       518,005    3,417,708
Benefit payments.................     (88,484)     (79,191)    (149,113)    (482,584)     (775,544)    (523,745)
Payments on termination..........  (2,801,225)  (2,675,020)  (3,563,090)  (4,429,223)  (12,668,075)  (8,106,025)
Loans--net.......................        (196)        (173)         (72)         (78)          (66)         (74)
Contract maintenance charge......      (7,652)      (8,626)     (51,569)     (42,424)      (88,754)     (88,974)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............  (1,214,826)     104,052      681,909    1,489,433     9,667,169   10,128,512
                                  -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (3,834,490)  (2,162,661)  (2,626,479)   1,375,709    (3,347,265)   4,827,402
                                  -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate
  Account I......................          --           --           --           --            --           --
                                  -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (3,917,093)   2,231,024   (2,063,221)   1,580,716    (1,901,632)   6,112,589
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  22,490,281   20,259,257   29,149,243   27,568,527    45,006,297   38,893,708
                                  -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END
  OF PERIOD...................... $18,573,188  $22,490,281  $27,086,022  $29,149,243  $ 43,104,665  $45,006,297
                                  ===========  ===========  ===========  ===========  ============  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,300,891    1,435,562    2,577,721    2,410,478     4,244,276    3,774,357
       Units issued..............     121,985      355,530      405,227    1,299,353     2,750,491    3,769,632
       Units redeemed............    (352,530)    (490,201)    (631,550)  (1,132,110)   (3,062,138)  (3,299,713)
                                  -----------  -----------  -----------  -----------  ------------  -----------
   Units outstanding at end
     of period...................   1,070,346    1,300,891    2,351,398    2,577,721     3,932,629    4,244,276
                                  ===========  ===========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       PIMCO Variable             PIMCO Variable             PIMCO Variable
                                          Insurance                  Insurance                  Insurance
                                            Trust                      Trust                      Trust
                                         Sub-Account                Sub-Account                Sub-Account
                                  ------------------------  --------------------------  ------------------------
                                                                                              StocksPLUS(R)
                                                                                               Growth and
                                            PIMCO                      PIMCO                     Income
                                         Real Return               Total Return                 Portfolio
                                  ------------------------  --------------------------  ------------------------
                                      2007         2006         2007          2006          2007         2006
                                  -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $ 1,075,574  $   861,989  $  3,501,540  $  3,115,356  $   449,388  $   254,392
Net realized gains (losses)......    (231,951)     740,397      (358,423)       68,343      302,832      234,027
Change in unrealized
  gains (losses).................   2,133,932   (1,844,278)    4,074,172      (705,469)    (359,132)     435,807
                                  -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from operations................   2,977,555     (241,892)    7,217,289     2,478,230      393,088      924,226
                                  -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     608,591    6,961,175     1,757,157    13,323,888      199,656      103,416
Benefit payments.................    (345,486)    (369,219)     (784,626)   (1,011,139)     (26,136)     (21,897)
Payments on termination..........  (3,583,734)  (2,433,798)  (13,727,735)  (14,500,467)    (966,436)    (680,585)
Loans--net.......................          --           (2)         (635)         (671)         (10)         (13)
Contract maintenance charge......     (83,175)     (70,054)     (116,641)      (88,257)      (1,930)      (2,177)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................   1,011,294    2,477,904     1,732,218     4,135,806     (300,294)    (571,745)
                                  -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (2,392,510)   6,566,006   (11,140,262)    1,859,160   (1,095,150)  (1,173,001)
                                  -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --            --            --           --           --
                                  -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................     585,045    6,324,114    (3,922,973)    4,337,390     (702,062)    (248,775)
NET ASSETS AT BEGINNING
  OF PERIOD......................  34,224,082   27,899,968   109,937,328   105,599,938    7,628,815    7,877,590
                                  -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $34,809,127  $34,224,082  $106,014,355  $109,937,328  $ 6,926,753  $ 7,628,815
                                  ===========  ===========  ============  ============  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   3,236,989    2,613,000     9,413,878     9,044,610      661,557      773,396
      Units issued...............     648,875    1,634,301     1,416,420     2,742,876       53,981       40,870
      Units redeemed.............    (869,284)  (1,010,312)   (2,315,981)   (2,373,608)    (145,057)    (152,709)
                                  -----------  -----------  ------------  ------------  -----------  -----------
   Units outstanding at end
     of period...................   3,016,580    3,236,989     8,514,317     9,413,878      570,481      661,557
                                  ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam                    Putnam                    Rydex
                                       Variable Trust            Variable Trust           Variable Trust
                                         Sub-Account               Sub-Account              Sub-Account
                                  ------------------------  ------------------------  ----------------------
                                                                VT International
                                           VT High                 Growth and
                                            Yield                    Income                  Rydex OTC
                                  ------------------------  ------------------------  ----------------------
                                      2007         2006         2007         2006        2007        2006
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   648,619  $   600,893  $    30,240  $   (43,272) $  (35,926) $  (40,153)
Net realized gains (losses)......      20,377        1,195    3,254,427      648,090     220,309      92,950
Change in unrealized
  gains (losses).................    (518,614)     232,824   (2,542,784)   1,811,009     179,737      58,269
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations................     150,382      834,912      741,883    2,415,827     364,120     111,066
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................      54,402      104,267      150,586      199,941      18,744      25,745
Benefit payments.................     (69,933)     (81,565)     (69,807)    (103,094)         --          --
Payments on termination..........  (1,093,829)  (1,075,544)  (2,252,189)  (1,323,154)   (519,530)   (166,091)
Loans--net.......................         (42)         (50)         (30)          (8)        (15)        (18)
Contract maintenance charge......      (1,246)      (1,385)      (4,972)      (4,074)       (406)       (452)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................    (457,052)   1,128,617    2,413,892    4,215,027    (137,805)   (181,228)
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.....  (1,567,700)      74,340      237,480    2,984,638    (639,012)   (322,044)
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --           --          --          --
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (1,417,318)     909,252      979,363    5,400,465    (274,892)   (210,978)
NET ASSETS AT BEGINNING
  OF PERIOD......................  10,435,568    9,526,316   13,570,770    8,170,305   2,554,985   2,765,963
                                  -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD...................... $ 9,018,250  $10,435,568  $14,550,133  $13,570,770  $2,280,093  $2,554,985
                                  ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     724,178      719,766      730,712      551,265     379,984     419,117
       Units issued..............      83,347      157,928      314,406      407,899      26,965      26,228
       Units redeemed............    (189,480)    (153,516)    (300,453)    (228,452)   (108,002)    (65,361)
                                  -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end
     of period...................     618,045      724,178      744,665      730,712     298,947     379,984
                                  ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Rydex              STI Classic            STI Classic
                                           Variable Trust         Variable Trust         Variable Trust
                                             Sub-Account           Sub-Account            Sub-Account
                                       ----------------------  -------------------  -----------------------
                                                                       STI
                                            Rydex Sector          International          STI Large Cap
                                              Rotation                Equity              Value Equity
                                       ----------------------  -------------------  -----------------------
                                          2007        2006        2007      2006        2007        2006
                                       ----------  ----------  ---------  --------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (75,031) $  (61,025) $      39  $    (76) $      (270) $     (611)
Net realized gains (losses)...........    529,602     236,987     61,167     2,420      675,174     196,594
Change in unrealized gains (losses)...    429,578      85,353    (53,119)   20,474     (476,095)    656,660
                                       ----------  ----------  ---------  --------  -----------  ----------
Increase (decrease) in net assets
  from operations.....................    884,149     261,315      8,087    22,818      198,809     852,643
                                       ----------  ----------  ---------  --------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     78,984   1,697,034        285     2,163       51,297      44,254
Benefit payments......................    (45,396)       (733)        --        --      (62,556)   (105,303)
Payments on termination...............   (402,677)   (275,379)   (18,813)   (2,986)    (894,991)   (413,022)
Loans--net............................         --          --         --        --          (57)        (50)
Contract maintenance charge...........    (10,262)     (6,558)       (31)      (87)      (2,124)     (1,934)
Transfers among the sub-accounts and
  with the Fixed Account--net.........    172,812     324,585   (110,634)   (2,066)  (1,479,778)  1,883,179
                                       ----------  ----------  ---------  --------  -----------  ----------
Increase (decrease) in net assets from
  contract transactions...............   (206,539)  1,738,949   (129,193)   (2,976)  (2,388,209)  1,407,124
                                       ----------  ----------  ---------  --------  -----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.........         --          --         --        --           --          --
                                       ----------  ----------  ---------  --------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS..........................    677,610   2,000,264   (121,106)   19,842   (2,189,400)  2,259,767
NET ASSETS AT BEGINNING
  OF PERIOD...........................  4,425,964   2,425,700    121,106   101,264    5,821,696   3,561,929
                                       ----------  ----------  ---------  --------  -----------  ----------
NET ASSETS AT END
  OF PERIOD........................... $5,103,574  $4,425,964  $      --  $121,106  $ 3,632,296  $5,821,696
                                       ==========  ==========  =========  ========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................    334,043     199,299      8,535     8,762      426,431     313,340
       Units issued...................     68,554     254,539      4,034       165      115,117     234,360
       Units redeemed.................    (84,414)   (119,795)   (12,569)     (392)    (280,882)   (121,269)
                                       ----------  ----------  ---------  --------  -----------  ----------
   Units outstanding at end
     of period........................    318,183     334,043         --     8,535      260,666     426,431
                                       ==========  ==========  =========  ========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        STI Classic             T. Rowe Price             T. Rowe Price
                                      Variable Trust         Equity Series, Inc.       Equity Series, Inc.
                                        Sub-Account              Sub-Account               Sub-Account
                                  ----------------------  ------------------------  ------------------------
                                        STI Classic
                                     Large Cap Growth           T. Rowe Price             T. Rowe Price
                                         Stock (g)              Equity Income            Mid-Cap Growth
                                  ----------------------  ------------------------  ------------------------
                                     2007        2006         2007         2006         2007         2006
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (21,254) $  (25,388) $    62,032  $    19,329  $  (355,049) $  (444,923)
Net realized gains (losses)......    153,531     217,996    4,130,429    2,568,312    4,515,491    5,529,723
Change in unrealized
  gains (losses).................    127,219      29,332   (3,321,020)   3,830,981     (171,832)  (3,722,429)
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................    259,496     221,940      871,441    6,418,622    3,988,610    1,362,371
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     29,582      49,383      523,095      684,462      441,095      624,561
Benefit payments.................    (17,200)         --     (504,750)    (299,375)    (186,059)    (198,408)
Payments on termination..........   (149,543)   (351,161)  (5,566,242)  (5,580,666)  (3,734,280)  (4,533,176)
Loans--net.......................         --          (2)        (455)        (562)         (53)         (39)
Contract maintenance charge......     (1,137)     (1,581)     (16,499)     (18,446)     (13,420)     (15,317)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................    316,556       1,238   (2,097,298)  (1,703,605)  (2,323,771)  (2,397,733)
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....    178,258    (302,123)  (7,662,149)  (6,918,192)  (5,816,488)  (6,520,112)
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....         --          --           --           --           --           --
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    437,754     (80,183)  (6,790,708)    (499,570)  (1,827,878)  (5,157,741)
NET ASSETS AT BEGINNING
  OF PERIOD......................  1,924,157   2,004,340   41,229,793   41,729,363   26,600,563   31,758,304
                                  ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $2,361,911  $1,924,157  $34,439,085  $41,229,793  $24,772,685  $26,600,563
                                  ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    205,170     233,590    2,388,523    2,831,879    1,494,996    1,842,077
       Units issued..............     54,209     111,612      218,917      336,013       57,785       66,928
       Units redeemed............    (38,835)   (140,032)    (639,144)    (779,369)    (318,403)    (414,009)
                                  ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................    220,544     205,170    1,968,296    2,388,523    1,234,378    1,494,996
                                  ==========  ==========  ===========  ===========  ===========  ===========

--------
(g)Previously known as STI Capital Appreciation.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       T. Rowe Price            T. Rowe Price             T. Rowe Price
                                    Equity Series, Inc.    Equity Series, Inc. II    Equity Series, Inc. II
                                        Sub-Account              Sub-Account               Sub-Account
                                  ----------------------  ------------------------  ------------------------
                                       T. Rowe Price            T. Rowe Price
                                        New America               Blue Chip               T. Rowe Price
                                          Growth                  Growth II             Equity Income II
                                  ----------------------  ------------------------  ------------------------
                                     2007        2006         2007         2006         2007         2006
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (78,782) $  (71,822) $  (519,386) $  (357,818) $   (71,172) $  (101,940)
Net realized gains (losses)......    762,056     216,229      989,716      125,201    4,670,616    1,937,951
Change in unrealized
  gains (losses).................    (79,500)    135,775    3,141,418    2,562,680   (3,614,018)   6,581,103
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................    603,774     280,182    3,611,748    2,330,063      985,426    8,417,114
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     53,460     357,960      726,893   11,348,969    1,244,212   14,362,445
Benefit payments.................    (31,007)    (24,885)    (177,907)    (167,564)    (336,007)    (288,909)
Payments on termination..........   (731,092)   (769,394)  (2,362,215)  (1,428,007)  (4,749,664)  (2,857,376)
Loans--net.......................        (15)         (9)        (288)        (181)         (41)          --
Contract maintenance charge......     (1,966)     (2,271)     (78,886)     (45,189)    (135,159)    (106,224)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................    (70,026)    234,646   (1,070,105)   3,904,331     (903,229)   2,276,331
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....   (780,646)   (203,953)  (2,962,508)  13,612,359   (4,879,888)  13,386,267
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....         --          --           --           --           --           --
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   (176,872)     76,229      649,240   15,942,422   (3,894,462)  21,803,381
NET ASSETS AT BEGINNING
  OF PERIOD......................  5,238,345   5,162,116   33,703,047   17,760,625   61,899,252   40,095,871
                                  ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $5,061,473  $5,238,345  $34,352,287  $33,703,047  $58,004,790  $61,899,252
                                  ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    523,566     540,839    2,875,928    1,631,802    4,683,813    3,544,663
       Units issued..............     68,393     109,054      253,374    1,614,397      429,742    1,914,923
       Units redeemed............   (139,180)   (126,327)    (482,392)    (370,271)    (786,475)    (775,773)
                                  ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................    452,779     523,566    2,646,910    2,875,928    4,327,080    4,683,813
                                  ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        T. Rowe Price             The Universal            The Universal
                                        International             Institutional            Institutional
                                        Series, Inc.               Funds, Inc.              Funds, Inc.
                                         Sub-Account               Sub-Account              Sub-Account
                                  ------------------------  ------------------------  -----------------------
                                        T. Rowe Price
                                        International            Van Kampen UIF            Van Kampen UIF
                                            Stock                 Equity Growth              High Yield
                                  ------------------------  ------------------------  -----------------------
                                      2007         2006         2007         2006        2007         2006
                                  -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   (15,106) $   (30,615) $  (435,012) $  (429,456) $  442,484  $   437,523
Net realized gains (losses)......   1,779,174      511,763    2,057,888      882,533     525,793    3,332,054
Change in unrealized
  gains (losses).................    (661,125)     947,661    3,670,268      203,342    (811,042)  (3,311,029)
                                  -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations................   1,102,943    1,428,809    5,293,144      656,419     157,235      458,548
                                  -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     151,460      251,483      178,382      256,421      43,953       38,531
Benefit payments.................     (48,171)     (63,037)    (210,778)    (263,857)    (53,069)     (63,077)
Payments on termination..........  (1,149,245)  (1,132,919)  (3,387,322)  (2,389,967)   (705,593)    (833,312)
Loans--net.......................         (24)         (23)         (94)         (94)        (25)         (33)
Contract maintenance charge......      (4,185)      (4,442)      (4,528)      (5,024)       (908)        (984)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................      48,836      826,700   (1,325,809)  (1,201,731)    (47,804)    (617,017)
                                  -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (1,001,329)    (122,238)  (4,750,149)  (3,604,252)   (763,446)  (1,475,892)
                                  -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --           --          --           --
                                  -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................     101,614    1,306,571      542,995   (2,947,833)   (606,211)  (1,017,344)
NET ASSETS AT BEGINNING
  OF PERIOD......................  10,000,687    8,694,116   27,890,653   30,838,486   6,517,623    7,534,967
                                  -----------  -----------  -----------  -----------  ----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $10,102,301  $10,000,687  $28,433,648  $27,890,653  $5,911,412  $ 6,517,623
                                  ===========  ===========  ===========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     822,696      823,117    2,215,717    2,512,271     563,140      694,375
       Units issued..............     148,303      257,679      192,959      140,301      38,304       68,638
       Units redeemed............    (215,256)    (258,100)    (527,623)    (436,855)   (102,977)    (199,873)
                                  -----------  -----------  -----------  -----------  ----------  -----------
   Units outstanding at end
     of period...................     755,743      822,696    1,881,053    2,215,717     498,467      563,140
                                  ===========  ===========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                            The Universal
                                         The Universal             The Universal            Institutional
                                         Institutional             Institutional             Funds, Inc.
                                          Funds, Inc.               Funds, Inc.              (Class II)
                                          Sub-Account               Sub-Account              Sub-Account
                                   ------------------------  ------------------------  ----------------------
                                        Van Kampen UIF            Van Kampen UIF           Van Kampen UIF
                                            Mid Cap                U.S. Mid Cap             Equity Growth
                                            Growth                     Value                 (Class II)
                                   ------------------------  ------------------------  ----------------------
                                       2007         2006         2007         2006        2007        2006
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (114,326) $  (119,140) $  (430,041) $  (568,357) $  (65,290) $  (56,732)
Net realized gains (losses).......   1,004,274      918,760    7,502,214    7,445,931     320,367      55,906
Change in unrealized
  gains (losses)..................     567,053     (268,499)  (3,815,806)   1,391,638     490,629     100,019
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................   1,457,001      531,121    3,256,367    8,269,212     745,706      99,193
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      33,779       76,310      417,547      580,102      75,236     674,921
Benefit payments..................    (245,459)      (8,249)    (709,383)    (293,487)    (42,949)     (9,519)
Payments on termination...........    (971,447)    (860,832)  (5,738,474)  (4,531,148)   (499,080)   (196,264)
Loans--net........................         (55)         (22)        (454)        (378)         --          --
Contract maintenance charge.......      (2,028)      (2,202)     (12,266)     (12,823)     (2,237)     (1,999)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (287,289)    (278,599)  (3,599,131)   1,264,466    (369,361)    398,671
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (1,472,499)  (1,073,594)  (9,642,161)  (2,993,268)   (838,391)    865,810
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.....          --           --           --           --          --          --
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................     (15,498)    (542,473)  (6,385,794)   5,275,944     (92,685)    965,003
NET ASSETS AT BEGINNING
  OF PERIOD.......................   7,587,321    8,129,794   50,763,673   45,487,729   4,029,213   3,064,210
                                   -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD....................... $ 7,571,823  $ 7,587,321  $44,377,879  $50,763,673  $3,936,528  $4,029,213
                                   ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................     610,133      704,120    3,167,761    3,358,253     334,765     260,200
       Units issued...............      99,967       91,471      369,703      648,399     139,059     131,765
       Units redeemed.............    (206,322)    (185,458)    (937,299)    (838,891)   (200,953)    (57,200)
                                   -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end
     of period....................     503,778      610,133    2,600,165    3,167,761     272,871     334,765
                                   ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        The Universal                Van Eck                  Van Eck
                                        Institutional               Worldwide                Worldwide
                                         Funds, Inc.                Insurance                Insurance
                                          (Class II)                  Trust                    Trust
                                         Sub-Account               Sub-Account              Sub-Account
                                  -------------------------  ----------------------  ------------------------
                                                                     Van Eck                  Van Eck
                                        Van Kampen UIF              Worldwide                Worldwide
                                          U.S. Real                 Absolute                 Emerging
                                      Estate (Class II)              Return                   Markets
                                  -------------------------  ----------------------  ------------------------
                                      2007          2006        2007        2006         2007         2006
                                  ------------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   (302,345) $  (262,015) $  (20,192) $  (31,571) $  (169,136) $  (106,194)
Net realized gains (losses)......    6,826,434    4,467,428      91,425      25,727    3,554,528      803,392
Change in unrealized
  gains (losses).................  (14,285,578)   8,155,311      (9,343)    137,455      611,751    1,891,779
                                  ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations................   (7,761,489)  12,360,724      61,890     131,611    3,997,143    2,588,977
                                  ------------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................      747,051    9,164,886      40,180     430,946      260,320    3,495,534
Benefit payments.................     (120,214)    (120,044)     (7,262)     (1,376)     (91,223)     (16,063)
Payments on termination..........   (4,048,236)  (2,860,609)   (225,911)   (124,475)  (1,157,356)    (720,964)
Loans--net.......................          (73)         (95)         --          --           --           --
Contract maintenance charge......      (97,253)     (87,683)     (6,642)     (6,253)      (5,525)      (3,604)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................   (6,597,378)   3,542,471     187,033     192,182       42,396    2,884,148
                                  ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (10,116,103)   9,638,926     (12,602)    491,024     (951,388)   5,639,051
                                  ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....           --           --          --          --           --           --
                                  ------------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (17,877,592)  21,999,650      49,288     622,635    3,045,755    8,228,028
NET ASSETS AT BEGINNING
  OF PERIOD......................   51,817,165   29,817,515   2,267,897   1,645,262   12,697,745    4,469,717
                                  ------------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $ 33,939,573  $51,817,165  $2,317,185  $2,267,897  $15,743,500  $12,697,745
                                  ============  ===========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    2,559,464    1,987,370     217,323     168,561      590,465      284,817
       Units issued..............      410,192    1,308,661      46,149      91,347      358,469      613,443
       Units redeemed............     (907,747)    (736,567)    (46,700)    (42,585)    (409,921)    (307,795)
                                  ------------  -----------  ----------  ----------  -----------  -----------
   Units outstanding at end
     of period...................    2,061,909    2,559,464     216,772     217,323      539,013      590,465
                                  ============  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Van Eck
                                          Worldwide              Van Kampen Life          Van Kampen Life
                                          Insurance                Investment               Investment
                                            Trust               Trust (Class II)         Trust (Class II)
                                         Sub-Account               Sub-Account              Sub-Account
                                  ------------------------  ------------------------  ----------------------
                                           Van Eck               LIT Aggressive
                                       Worldwide Hard                Growth               LIT Government
                                           Assets                  (Class II)               (Class II)
                                  ------------------------  ------------------------  ----------------------
                                      2007         2006         2007         2006        2007        2006
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (270,840) $  (200,506) $  (163,801) $  (168,940) $  262,943  $  206,769
Net realized gains (losses)......   3,193,117    1,275,171    1,104,744    1,225,638     (12,562)    (24,609)
Change in unrealized
  gains (losses).................   3,238,635      931,424      614,488     (701,518)    243,386     (40,332)
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations................   6,160,912    2,006,089    1,555,431      355,180     493,767     141,828
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     306,321    4,772,741       72,426      549,399     307,638   1,333,536
Benefit payments.................     (91,407)     (45,368)     (31,076)     (35,079)    (76,030)    (44,310)
Payments on termination..........  (2,381,194)    (755,752)  (1,300,711)    (778,354)   (721,223)   (652,460)
Loans--net.......................          --           --          (79)         (94)         --          --
Contract maintenance charge......      (5,976)      (4,873)      (4,627)      (5,019)    (22,808)    (20,703)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................   3,340,205      405,663     (694,320)    (573,875)    548,522     573,402
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.....   1,167,949    4,372,411   (1,958,387)    (843,022)     36,099   1,189,465
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --           --          --          --
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   7,328,861    6,378,500     (402,956)    (487,842)    529,866   1,331,293
NET ASSETS AT BEGINNING
  OF PERIOD......................  14,770,218    8,391,718   10,651,564   11,139,406   9,079,738   7,748,445
                                  -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD...................... $22,099,079  $14,770,218  $10,248,608  $10,651,564  $9,609,604  $9,079,738
                                  ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     650,298      452,546      846,774      914,567     865,696     749,824
       Units issued..............     355,186      560,721       67,983      263,744     186,263     241,603
       Units redeemed............    (325,844)    (362,969)    (211,220)    (331,537)   (182,414)   (125,731)
                                  -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end
     of period...................     679,640      650,298      703,537      846,774     869,545     865,696
                                  ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Van Kampen Life
                                         Investment                Wells Fargo               Wells Fargo
                                      Trust (Class II)           Variable Trust            Variable Trust
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  ------------------------
                                       LIT Growth and            Wells Fargo VT            Wells Fargo VT
                                           Income                   Advantage                 Advantage
                                         (Class II)                 Discovery                Opportunity
                                  ------------------------  ------------------------  ------------------------
                                      2007         2006         2007         2006         2007         2006
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   (91,079) $  (419,132) $  (125,845) $  (122,778) $  (152,006) $  (257,212)
Net realized gains (losses)......   5,358,046    6,106,288      694,823      457,999    2,531,609    2,387,424
Change in unrealized
  gains (losses).................  (4,356,162)   3,966,258      922,533      669,597   (1,542,920)    (400,710)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................     910,805    9,653,414    1,491,511    1,004,818      836,683    1,729,502
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................   1,141,860   10,897,817      106,287      176,899      231,997      427,824
Benefit payments.................    (489,555)    (640,854)     (54,833)     (92,247)    (145,578)     (33,578)
Payments on termination..........  (8,665,995)  (6,775,142)  (1,264,264)  (1,035,406)  (1,738,743)  (1,567,784)
Loans--net.......................        (399)        (166)         (36)         (88)         (94)         (82)
Contract maintenance charge......     (94,526)     (72,191)      (5,013)      (5,770)      (9,054)     (10,381)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............  (1,411,310)   3,168,349        6,975     (505,808)    (921,330)  (3,417,089)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (9,519,925)   6,577,813   (1,210,884)  (1,462,420)  (2,582,802)  (4,601,090)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate
  Account I......................          --           --           --           --           --           --
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (8,609,120)  16,231,227      280,627     (457,602)  (1,746,119)  (2,871,588)
NET ASSETS AT BEGINNING
  OF PERIOD......................  77,589,412   61,358,185    7,916,213    8,373,815   16,559,980   19,431,568
                                  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $68,980,292  $77,589,412  $ 8,196,840  $ 7,916,213  $14,813,861  $16,559,980
                                  ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   5,569,304    5,003,501      611,547      730,539    1,359,695    1,763,494
       Units issued..............     727,782    2,066,954      105,863      104,512       81,710      104,333
       Units redeemed............  (1,386,213)  (1,501,151)    (191,466)    (223,504)    (282,747)    (508,132)
                                  -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................   4,910,873    5,569,304      525,944      611,547    1,158,658    1,359,695
                                  ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Organization

   Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   In 2006, Lincoln Benefit entered an administrative servicing agreement (the "Agreement") with Allstate, whereby Allstate agreed to be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America ("Prudential") as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the "Sub-contracting agreement"), subsequent to a transition period of twenty-four months or less from June 1, 2006, Prudential will be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit's obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

   Lincoln Benefit issues six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. These contracts were closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

AIM Variable Insurance Funds                         The Alger American Fund
   AIM V. I. Basic Value                                Alger Growth
   AIM V. I. Capital Appreciation                       Alger Income & Growth
    AIM V. I. Demographic Trends (Merged into AIM       Alger Leveraged AllCap
       V. I. Capital Appreciation on                    Alger MidCap Growth
       November 3, 2006)                                Alger Small Capitalization

AIM Variable Insurance Funds Series II               The Alger American Fund (Series - S)
   AIM V. I. Basic Value II                             Alger Growth (Series - S)
   AIM V. I. Capital Appreciation II                    Alger Leveraged AllCap (Series - S)
   AIM V. I. Core Equity II                             Alger MidCap Growth (Series - S)
    AIM V. I. Demographic Trends II (Merged into
       AIM V. I. Capital Appreciation II on          DWS Investments Variable Insurance Trust Funds
       May 1, 2006)                                     DWS VIP Equity 500 Index B
   AIM V. I. Mid Cap Core Equity II                     DWS VIP Small Cap Index B
    AIM V. I. Premier Equity II (Merged into
       AIM V. I. Core Equity II on May 1, 2006)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DWS Variable Series I                                  Janus Aspen Series (Service Shares)
   DWS VIP Bond A                                         Balanced (Service Shares)
   DWS VIP Global Opportunities                           Foreign Stock (Service Shares)
   DWS VIP Growth and Income A                            Forty Portfolio (Service Shares)
   DWS VIP International                                   INTECH Risk-Managed Core Portfolio
                                                              (Service Shares)
DWS Variable Series II                                    Mid Cap Value (Service Shares)
   DWS VIP Balanced A                                     Small Company Value (Service Shares)
                                                          Worldwide Growth (Service Shares)
Federated Insurance Series
   Federated Capital Income Fund II                    Lazard Retirement Series, Inc.
   Federated Fund for U.S. Government Securities II       Emerging Markets
   Federated High Income Bond Fund II                     International Equity

Fidelity Variable Insurance Products Fund              Legg Mason Partners Variable Portfolios I, Inc
   VIP Asset Manager                                       Legg Mason Variable All Cap Portfolio I
   VIP Contrafund                                             (On April 27, 2007 Legg Mason Variable
   VIP Equity-Income                                          All Cap Portfolio I merged into Legg
   VIP Growth                                                 Mason Partners Variable Fundamental
   VIP Index 500                                              Value)
   VIP Money Market                                        Legg Mason Variable Investors Portfolio I
   VIP Overseas                                               (On April 27, 2007 Legg Mason Variable
                                                              Investors Portfolio II merged into Legg
Fidelity Variable Insurance Products Fund                     Mason Variable Investors Portfolio I)
(Service Class 2)                                          Legg Mason Variable Fundamental Value
   VIP Asset Manager (Service Class 2)                        Portfolio
   VIP Contrafund (Service Class 2)                        Legg Mason Variable All Cap Portfolio II
   VIP Equity-Income (Service Class 2)                        (On April 27, 2007 Legg Mason Variable
   VIP Growth (Service Class 2)                               All Cap Portfolio II merged into Legg
   VIP Index 500 (Service Class 2)                            Mason Partners Variable Fundamental
   VIP Investment Grade Bond (Service Class 2)                Value)
   VIP Money Market (Service Class 2)                     Legg Mason Variable Global High Yield Bond II
   VIP Overseas (Service Class 2)                          Legg Mason Variable Investors Portfolio II
                                                              (On April 27, 2007 Legg Mason Variable
Goldman Sachs Variable Insurance Trust                        Investors Portfolio II merged into Legg
    VIT Strategic International Equity (Previously            Mason Variable Investors Portfolio I)
       known as VIT International Equity)
   VIT Structured Small Cap Equity Fund                MFS Variable Insurance Trust
                                                          MFS Emerging Growth
J.P. Morgan Series Trust II                               MFS Investors Trust
   Small Company                                          MFS New Discovery
                                                          MFS Research
Janus Aspen Series                                        MFS Total Return
   Balanced
   Flexible Bond                                       MFS Variable Insurance Trust (Service Class)
   Forty Portfolio                                        MFS High Income (Service Class)
   Large Cap Growth                                       MFS Investor Growth Stock (Service Class)
   Mid Cap Growth                                         MFS Investors Trust (Service Class)
   Worldwide Growth                                       MFS New Discovery (Service Class)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)          STI Classic Variable Trust (continued)
(continued)                                               STI International Equity (Closed on
   MFS Total Return (Service Class)                          April 27, 2007)
   MFS Utilities (Service Class)                         STI Large Cap Value Equity
   MFS Value (Service Class)
                                                      T. Rowe Price Equity Series, Inc.
Oppenheimer Variable Account Funds                       T. Rowe Price Equity Income
(Service Class ("SC"))                                   T. Rowe Price Mid-Cap Growth
   Oppenheimer Global Securities (SC)                    T. Rowe Price New America Growth
   Oppenheimer Main Street Small Cap Growth (SC)
   Oppenheimer MidCap Fund (SC)                       T. Rowe Price Equity Series, Inc.--II
                                                         T. Rowe Price Blue Chip Growth II
Panorama Series Fund, Inc. (Service Class ("SC"))        T. Rowe Price Equity Income II
   Oppenheimer International Growth (SC)
                                                      T. Rowe Price International Series, Inc.
PIMCO Advisors Variable Insurance Trust                  T. Rowe Price International Stock
   OpCap Balanced
   OpCap Equity                                       The Universal Institutional Funds, Inc.
   OpCap Renaissance                                     Van Kampen UIF Equity Growth
   OpCap Small Cap                                       Van Kampen UIF High Yield
                                                         Van Kampen UIF Mid Cap Growth
PIMCO Variable Insurance Trust                           Van Kampen UIF U.S. Mid Cap Value
   Foreign Bond
   Money Market                                       The Universal Institutional Funds, Inc. (Class II)
   PIMCO Real Return                                     Van Kampen UIF Equity Growth (Class II)
   PIMCO Total Return                                    Van Kampen UIF U.S. Real Estate (Class II)
   StocksPLUS(R) Growth and Income Portfolio
                                                      Van Eck Worldwide Insurance Trust
Putnam Variable Trust                                    Van Eck Worldwide Absolute Return
   VT High Yield                                         Van Eck Worldwide Emerging Markets
   VT International Growth and Income                    Van Eck Worldwide Hard Assets

Rydex Variable Trust                                  Van Kampen Life Investment Trust (Class II)
   Rydex OTC                                             LIT Aggressive Growth (Class II)
   Rydex Sector Rotatio                                  LIT Government (Class II)
                                                         LIT Growth and Income (Class II)
STI Classic Variable Trust
    STI Classic Large Cap Growth Stock (Previously    Wells Fargo Variable Trust
       known as STI Capital Appreciation)                Wells Fargo VT Advantage Discovery
                                                         Wells Fargo VT Advantage Opportunity

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.  Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72 %, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the variable annuity account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts but not yet paid.

   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2007 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Pending accounting standard--In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which redefines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In November 2007, the FASB decided to allow deferral of the effective date of SFAS No. 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Account has no nonfinancial assets or nonfinancial liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Account's financial statements; however, SFAS No. 157 requires additional disclosures.

3.  Expenses

   Mortality and Expense Risk Charge--Lincoln Benefit assumes mortality and an expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

   Administrative Expense Charge--Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract administration charge is recognized as redemption of units.

   Withdrawal Charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2007 were as follows:

                                                                                 Purchases
                                                                                -----------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Value....................................................... $ 5,019,148
   AIM V. I. Capital Appreciation..............................................      19,114

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Value II....................................................   1,499,192
   AIM V. I. Capital Appreciation II...........................................     281,623
   AIM V. I. Core Equity II....................................................   1,734,117
   AIM V. I. Mid Cap Core Equity II............................................   1,810,015

Investments in the Alger American Fund Sub-Accounts:
   Alger Growth................................................................   1,022,882
   Alger Income & Growth.......................................................     627,799
   Alger Leveraged AllCap......................................................   3,769,719
   Alger MidCap Growth.........................................................   7,929,320
   Alger Small Capitalization..................................................   4,453,242

Investments in the Alger American Fund (Series - S) Sub-Accounts:
   Alger Growth (Series - S)...................................................   1,238,738
   Alger Leveraged AllCap (Series - S).........................................   9,157,178
   Alger MidCap Growth (Series - S)............................................   3,810,012

Investments in the DWS Investments Variable Insurance Trust Funds Sub-Accounts:
   DWS VIP Equity 500 Index B..................................................     619,496
   DWS VIP Small Cap Index B...................................................     273,384

Investments in the DWS Variable Series I Sub-Accounts:
   DWS VIP Bond A..............................................................   1,790,885
   DWS VIP Global Opportunities................................................   3,624,548
   DWS VIP Growth and Income A.................................................     439,594
   DWS VIP International.......................................................   1,818,239

Investments in the DWS Variable Series II Sub-Accounts:
   DWS VIP Balanced A..........................................................     712,753

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Capital Income Fund II............................................   1,044,852
   Federated Fund for U.S. Government Securities II............................  10,058,706
   Federated High Income Bond Fund II..........................................   4,053,366

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Asset Manager Growth....................................................   1,902,578
   VIP Contrafund..............................................................  24,422,730
   VIP Equity-Income...........................................................   9,259,796
   VIP Growth..................................................................   3,337,477
   VIP Index 500...............................................................   4,701,795
   VIP Money Market............................................................  32,849,733
   VIP Overseas................................................................   5,551,642

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2)...................................................... $ 1,435,994
   VIP Contrafund (Service Class 2).........................................................  16,692,180
   VIP Equity-Income (Service Class 2)......................................................   8,650,601
   VIP Growth (Service Class 2).............................................................   1,991,326
   VIP Index 500 (Service Class 2)..........................................................   4,582,241
   VIP Investment Grade Bond (Service Class 2)..............................................  11,783,496
   VIP Money Market (Service Class 2).......................................................  39,572,409
   VIP Overseas (Service Class 2)...........................................................  11,209,579

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Strategic International Equity (a)...................................................   1,081,229
   VIT Structured Small Cap Equity..........................................................     820,087

Investments in the J.P. Morgan Series Trust II Sub-Accounts:
   Small Company............................................................................     219,446

Investments in the Janus Aspen Series Sub-Accounts:
   Balanced.................................................................................   2,928,654
   Flexible Bond............................................................................   3,115,535
   Forty Portfolio..........................................................................   1,086,850
   Large Cap Growth.........................................................................     870,590
   Mid Cap Growth...........................................................................   4,817,776
   Worldwide Growth.........................................................................   1,424,332

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Balanced (Service Shares)................................................................   1,529,602
   Foreign Stock (Service Shares)...........................................................   5,386,068
   Forty Portfolio (Service Shares).........................................................   2,386,193
   INTECH Risk-Managed Core Portfolio (Service Shares)......................................     588,294
   Mid Cap Value (Service Shares)...........................................................   4,252,648
   Small Company Value (Service Shares).....................................................   2,803,360
   Worldwide Growth (Service Shares)........................................................     495,511

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets.........................................................................   4,792,576
   International Equity.....................................................................     895,393

--------
(a)Previously known as VIT International Equity.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                            Purchases
                                                                                           -----------
Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I (b)(c)......................................... $   697,309
   Legg Mason Variable All Cap Portfolio II (c)(d)........................................     219,437
   Legg Mason Variable Fundamental Value Portfolio (b)(d)(e)..............................  14,377,496
   Legg Mason Variable Global High Yield Bond II..........................................   5,290,715
   Legg Mason Variable Investors Portfolio I (f)..........................................   4,874,624
   Legg Mason Variable Investors Portfolio II (c)(f)......................................     341,563

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Emerging Growth....................................................................     279,512
   MFS Investors Trust....................................................................     413,688
   MFS New Discovery......................................................................   1,379,704
   MFS Research...........................................................................     189,777
   MFS Total Return.......................................................................   4,453,940

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS High Income (Service Class)........................................................   3,005,343
   MFS Investor Growth Stock (Service Class)..............................................     885,276
   MFS Investors Trust (Service Class)....................................................     296,941
   MFS New Discovery (Service Class)......................................................   1,105,095
   MFS Total Return (Service Class).......................................................   2,163,296
   MFS Utilities (Service Class)..........................................................   2,304,913
   MFS Value (Service Class)..............................................................   1,900,379

Investments in the Oppenheimer Variable Account Funds (Service Class ("SC")) Sub-Accounts:
   Oppenheimer Global Securities (SC).....................................................   2,991,438
   Oppenheimer Main Street Small Cap Growth (SC)..........................................   7,334,862
   Oppenheimer MidCap Fund (Service Shares)...............................................     686,468

Investments in the Panorama Series Fund, Inc. (Service Class ("SC")) Sub-Accounts:
   Oppenheimer International Growth (SC)..................................................     936,886

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
   OpCap Balanced.........................................................................   3,239,731
   OpCap Equity...........................................................................   1,418,744
   OpCap Renaissance......................................................................     982,372
   OpCap Small Cap........................................................................   6,037,246

--------
(b)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value.
(c)For the period beginning January 1, 2007 and ended April 27, 2007.
(d)On April 27, 2007 Legg Mason Variable All Cap Portfolio II merged into Legg Mason Variable Fundamental Value.
(e)For the period beginning May 1, 2007 and ended December 31, 2007.
(f)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                    -----------
Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond.................................................................... $ 4,647,299
   Money Market....................................................................  27,601,363
   PIMCO Real Return...............................................................   6,559,279
   PIMCO Total Return..............................................................  16,249,166
   StocksPLUS(R) Growth and Income Portfolio.......................................     989,807

Investments in the Putnam Variable Trust Sub-Accounts:
   VT High Yield...................................................................   1,766,680
   VT International Growth and Income..............................................   7,926,444

Investments in the Rydex Variable Trust Sub-Accounts:
   Rydex OTC.......................................................................     138,102
   Rydex Sector Rotation...........................................................   1,272,738

Investments in the STI Classic Variable Trust Sub-Accounts:
   STI Classic Large Cap Growth Stock Fund (g).....................................     648,454
   STI International Equity........................................................      11,119
   STI Large Cap Value Equity......................................................   1,412,568

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
   T. Rowe Price Equity Income.....................................................   4,377,382
   T. Rowe Price Mid-Cap Growth....................................................   2,939,025
   T. Rowe Price New America Growth................................................     919,198

Investments in the T. Rowe Price Equity Series, Inc. II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II...............................................   2,126,937
   T. Rowe Price Equity Income II..................................................   8,041,278

Investments in the T. Rowe Price International Series, Inc. Sub-Accounts:
   T. Rowe Price International Stock...............................................   2,199,984

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Equity Growth....................................................   1,759,605
   Van Kampen UIF High Yield.......................................................     833,739
   Van Kampen UIF Mid Cap Growth...................................................   1,175,815
   Van Kampen UIF U.S. Mid Cap Value...............................................   9,059,363

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Equity Growth (Class II).........................................     494,996
   Van Kampen UIF U.S. Real Estate (Class II)......................................  11,873,161

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
   Van Eck Worldwide Absolute Return...............................................     496,168
   Van Eck Worldwide Emerging Markets..............................................  11,200,681
   Van Eck Worldwide Hard Assets...................................................  11,011,643

--------
(g)Previously known as STI Capital Appreciation.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                              Purchases
                                                                             ------------
Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Aggressive Growth (Class II)......................................... $  1,493,767
   LIT Government (Class II)................................................    2,050,596
   LIT Growth and Income (Class II).........................................   10,553,893

Investments in the Wells Fargo Variable Trust Sub-Accounts:
   Wells Fargo Advantage VT Discovery.......................................    1,089,204
   Wells Fargo Advantage VT Opportunity.....................................    2,698,407
                                                                             ------------
                                                                             $507,670,259
                                                                             ============

5.  Financial Highlights

   Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                           At December 31,                For the year ended December 31,
                                 ----------------------------------- -----------------------------------------
                                          Accumulation
                                 Units     Unit Value     Net Assets  Investment     Expense         Total
                                 (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                                 ------ ----------------- ---------- ------------- -----------  --------------
Investments in the AIM Variable
  Insurance Funds Sub-
  Accounts:
   AIM V. I. Basic Value
   2007......................... 1,809   $12.29 - 12.67    $22,698       0.57%     1.25 - 2.05%  -0.55 -  0.28%
   2006......................... 2,150    12.36 - 12.63     26,968       0.39      1.25 - 2.05   10.89 - 11.80
   2005......................... 2,276    11.15 - 11.30     25,613       0.09      1.25 - 2.05    3.57 -  4.43
   2004 (r)(s).................. 2,446    10.76 - 10.82     26,418       0.00      1.25 - 2.05    7.62 -  8.21

   AIM V. I. Capital Appreciation
   2007.........................    79    11.31 - 11.40        900       0.00      1.35 - 2.05    9.71 - 10.49
   2006 (h)(i)..................    96    10.31 - 10.32        993       0.12      1.35 - 2.05    3.08 -  3.19

   AIM V. I. Demographic Trends
   2006 (h).....................    --      NA - NA             --       0.00      0.00 - 0.00      NA - NA
   2005.........................   123     9.62 -  9.92      1,203       0.00      1.35 - 2.05    4.04 -  4.78
   2004.........................   150     9.24 -  9.47      1,410       0.00      1.35 - 2.05    6.03 -  6.79
   2003.........................   144     8.72 -  8.87      1,267       0.00      1.35 - 2.05  -12.83 - 35.61

Investments in the AIM Variable
  Insurance Funds Series II Sub-
  Accounts:
   AIM V. I. Basic Value II
   2007.........................   949    11.99 - 12.45     11,713       0.31      1.35 - 2.30   -0.98 - -0.01
   2006......................... 1,139    12.11 - 12.45     14,094       0.14      1.35 - 2.30   10.35 - 11.42
   2005......................... 1,007    10.97 - 11.18     11,203       0.00      1.35 - 2.30    3.01 -  4.01
   2004 (t).....................   591    10.65 - 10.75      6,340       0.00      1.35 - 2.30    6.51 -  7.45

   AIM V. I. Capital Appreciation II
   2007.........................   278    12.25 - 12.73      3,503       0.00      1.35 - 2.30    9.15 - 10.22
   2006 (j).....................   307    11.23 - 11.55      3,521       0.00      1.35 - 2.30    3.63 -  4.63
   2005.........................   233    10.83 - 11.04      2,556       0.00      1.35 - 2.30    6.09 -  7.12
   2004 (t).....................   116    10.21 - 10.30      1,188       0.00      1.35 - 2.30    2.13 -  3.03

--------
(h)On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation.
(i)For the period beginning November 3, 2006 and ended December 31, 2006.
(j)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II.
(r)For the period beginning April 30, 2004 and ended December 31, 2004.
(s)On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value.
(t)For the period beginning February 2, 2004 and ended December 31, 2004.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                          At December 31,                For the year ended December 31,
                                ----------------------------------- ----------------------------------------
                                         Accumulation
                                Units     Unit Value     Net Assets  Investment     Expense        Total
                                (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                                ------ ----------------- ---------- ------------- -----------  -------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
   AIM V. I. Core Equity II
   2007........................   688   $11.31 - 11.49    $ 7,875       1.01%     1.35 - 2.30%  5.38 -  6.41%
   2006 (k)(l).................   658    10.73 - 10.80      7,099       1.00      1.35 - 2.30   7.30 -  8.00

   AIM V. I. Demographic Trends II
   2006 (j)....................    --      NA - NA             --       0.00      0.00 - 0.00     NA - NA
   2005........................    65    10.58 - 10.78        699       0.00      1.35 - 2.30   3.64 -  4.64
   2004 (t)....................    31    10.21 - 10.30        319       0.00      1.35 - 2.30   2.10 -  3.00

   AIM V. I. Mid Cap Core Equity II
   2007........................ 1,244    13.22 - 13.73     16,928       0.05      1.35 - 2.30   6.76 -  7.80
   2006........................ 1,324    12.38 - 12.73     16,754       0.84      1.35 - 2.30   8.44 -  9.49
   2005........................   919    11.42 - 11.63     10,635       0.37      1.35 - 2.30   4.81 -  5.82
   2004 (t)....................   493    10.89 - 10.99      5,403       0.04      1.35 - 2.30   8.92 -  9.89

   AIM V. I. Premier Equity II
   2006 (k)....................    --     N/A - N/A            --       0.74      0.00 - 0.00     NA - NA
   2005........................   144    10.49 - 10.68      1,533       0.86      1.35 - 2.30   2.95 -  3.94
   2004 (t)....................    74    10.19 - 10.28        761       0.49      1.35 - 2.30   1.87 -  2.77

Investments in the
  The Alger American Fund
  Sub-Accounts:
   Alger Growth
   2007........................ 1,383     8.57 - 14.46     16,577       0.36      1.25 - 1.80  17.79 - 18.45
   2006........................ 1,697     7.27 - 12.21     17,538       0.12      1.25 - 1.80   3.28 -  3.85
   2005........................ 2,162     7.04 - 11.76     22,037       0.22      1.25 - 1.80  10.04 - 10.65
   2004........................ 2,389     6.40 - 10.62     22,746       0.00      1.25 - 1.80   3.62 -  4.19
   2003........................ 2,416     6.17 - 10.20     23,001       0.00      1.25 - 1.80  32.75 - 33.48

   Alger Income & Growth
   2007........................ 1,213     8.42 - 14.87     14,833       0.82      1.25 - 1.80   8.16 -  8.76
   2006........................ 1,517     7.79 - 13.67     17,599       1.25      1.25 - 1.80   7.36 -  7.96
   2005........................ 1,910     7.25 - 12.67     21,089       1.08      1.25 - 1.80   1.60 -  2.16
   2004........................ 2,214     7.14 - 12.40     24,441       0.55      1.25 - 1.80   5.92 -  6.51
   2003........................ 2,447     6.74 - 11.64     26,121       0.29      1.25 - 1.80  27.53 - 28.23

--------
(j)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II.
(k)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II.
(l)For the period beginning May 1, 2006 and ended December 31, 2006.
(t)For the period beginning February 2, 2004 and ended December 31, 2004.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                For the year ended December 31,
                               ----------------------------------- ----------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense        Total
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                               ------ ----------------- ---------- ------------- -----------  -------------
Investments in the
  The Alger American Fund
  Sub-Accounts (continued):
   Alger Leveraged AllCap
   2007....................... 1,641   $ 9.99 - 22.61    $25,316       0.00%     1.25 - 1.80% 31.14 - 31.87%
   2006....................... 1,667     7.62 - 17.15     19,984       0.00      1.25 - 1.80  17.14 - 17.79
   2005....................... 1,732     6.51 - 14.56     18,242       0.00      1.25 - 1.80  12.41 - 13.03
   2004....................... 1,931     5.79 - 12.88     18,677       0.00      1.25 - 1.80   6.26 -  6.84
   2003....................... 1,850     5.45 - 12.06     18,049       0.00      1.25 - 1.80  32.32 - 33.05

   Alger MidCap Growth
   2007....................... 1,907    14.57 - 26.12     37,730       0.00      1.25 - 1.80  29.20 - 29.92
   2006....................... 2,206    11.28 - 20.10     34,151       0.00      1.25 - 1.80   8.18 -  8.78
   2005....................... 2,641    10.42 - 18.48     38,590       0.00      1.25 - 1.80   7.87 -  8.46
   2004....................... 2,634     9.66 - 17.04     35,746       0.00      1.25 - 1.80  11.03 - 11.64
   2003....................... 2,484     8.70 - 15.26     31,408       0.00      1.25 - 1.80  45.16 - 45.96

   Alger Small Capitalization
   2007....................... 1,414     9.03 - 14.98     17,989       0.00      1.25 - 1.80  15.14 - 15.78
   2006....................... 1,482     7.84 - 12.94     16,243       0.00      1.25 - 1.80  17.88 - 18.53
   2005....................... 1,712     6.65 - 10.91     16,121       0.00      1.25 - 1.80  14.80 - 15.43
   2004....................... 1,788     5.79 -  9.45     14,871       0.00      1.25 - 1.80  14.49 - 15.12
   2003....................... 1,739     5.06 -  8.21     12,925       0.00      1.25 - 1.80  39.81 - 40.58

Investments in the
  The Alger American Fund (Series-S)
  Sub-Accounts:
   Alger Growth (Series-S)
   2007....................... 1,028    13.02 - 13.60     15,288       0.11      1.35 - 2.45  16.69 - 18.01
   2006....................... 1,160    11.15 - 11.52     14,604       0.00      1.35 - 2.45   2.34 -  3.49
   2005....................... 1,161    10.90 - 11.13     14,221       0.12      1.35 - 2.45   8.99 - 10.21
   2004.......................   807    10.00 - 12.83      9,296       0.00      1.35 - 2.45   0.00 -  3.82
   2003 (u)...................   138    12.29 - 12.36      1,699       0.00      1.35 - 2.15  22.94 - 23.61

   Alger Leveraged AllCap (Series-S)
   2007.......................   424    17.09 - 17.75      7,470       0.00      1.35 - 2.30  30.12 - 31.39
   2006.......................   400    13.13 - 13.51      5,365       0.00      1.35 - 2.30  16.23 - 17.36
   2005.......................   256    11.30 - 11.51      2,936       0.00      1.35 - 2.30  11.54 - 12.62
   2004 (t)...................    87    10.13 - 10.22        889       0.00      1.35 - 2.30   1.30 -  2.19

--------
(t)For the period beginning February 2, 2004 and ended December 31, 2004.
(u)For the period beginning May 1, 2003 and ended December 31, 2003.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                          At December 31,                For the year ended December 31,
                                ----------------------------------- ----------------------------------------
                                         Accumulation
                                Units     Unit Value     Net Assets  Investment     Expense        Total
                                (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                                ------ ----------------- ---------- ------------- -----------  -------------
Investments in the The Alger
  American Fund (Series-S)
  Sub-Accounts (continued):
   Alger MidCap Growth (Series-S)
   2007........................ 1,075   $15.52 - 16.12    $17,169       0.00%     1.35 - 2.30% 28.24 - 29.49%
   2006........................ 1,173    12.11 - 12.45     14,499       0.00      1.35 - 2.30   7.36 -  8.41
   2005........................   907    11.27 - 11.48     10,371       0.00      1.35 - 2.30   7.03 -  8.07
   2004 (t)....................   415    10.53 - 10.63      4,401       0.00      1.35 - 2.30   5.35 -  6.28

Investments in the DWS Series I
  Sub-Accounts:
   DWS VIP Bond A
   2007........................   980    13.20 - 14.06     13,753       4.82      1.25 - 1.80   2.31 -  2.88
   2006........................ 1,072    12.90 - 13.67     14,708       3.83      1.25 - 1.80   2.85 -  3.42
   2005........................ 1,327    12.54 - 13.22     17,730       3.74      1.25 - 1.80   0.78 -  1.33
   2004........................ 1,509    12.45 - 13.05     20,076       4.13      1.25 - 1.80   3.50 -  4.07
   2003........................ 1,611    12.03 - 12.54     20,921       4.34      1.25 - 1.80   3.19 -  3.76

   DWS VIP Global Opportunities
   2007........................   745    14.09 - 26.50     14,558       1.36      1.25 - 1.80   7.37 -  7.97
   2006........................   855    13.12 - 24.54     15,664       1.04      1.25 - 1.80  19.91 - 20.57
   2005........................   909    10.94 - 20.36     14,079       0.55      1.25 - 1.80  16.09 - 16.72
   2004........................   736     9.43 - 17.44     10,063       0.24      1.25 - 1.80  21.15 - 21.81
   2003........................   641     7.78 - 14.32      7,673       0.06      1.25 - 1.80  46.43 - 47.24

   DWS VIP Growth and Income A
   2007........................   256     9.83 - 11.36      2,733       1.29      1.25 - 1.80  -0.46 -  0.09
   2006........................   299     9.87 - 11.34      3,222       0.97      1.25 - 1.80  11.61 - 12.22
   2005........................   366     8.85 - 10.11      3,539       1.28      1.25 - 1.80   4.18 -  4.75
   2004........................   426     8.49 -  9.65      3,943       0.81      1.25 - 1.80   8.20 -  8.79
   2003........................   449     7.85 -  8.87      3,859       0.93      1.25 - 1.80  24.48 - 25.17

   DWS VIP International
   2007........................   504    10.81 - 15.80      6,646       2.70      1.25 - 1.80  12.53 - 13.16
   2006........................   569     9.61 - 13.97      6,680       1.74      1.25 - 1.80  23.67 - 24.35
   2005........................   490     7.77 - 11.23      4,671       1.61      1.25 - 1.80  14.10 - 14.73
   2004........................   480     6.81 -  9.79      4,039       1.27      1.25 - 1.80  14.45 - 15.08
   2003........................   459     5.95 -  8.51      3,444       1.01      1.25 - 1.80  25.47 - 26.17

--------
(t)For the period beginning February 2, 2004 and ended December 31, 2004.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                For the year ended December 31,
                             ----------------------------------- ----------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense        Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                             ------ ----------------- ---------- ------------- -----------  -------------

Investments in the DWS
  Series II Sub-Accounts:
   DWS VIP Balanced A
   2007.....................   911   $11.78 - 11.95    $10,829       3.46%     1.25 - 1.80%  2.96 -  3.53%
   2006..................... 1,216    11.44 - 11.54     13,998       2.56      1.25 - 1.80   8.28 -  8.88
   2005 (m)(n).............. 1,517    10.56 - 10.60     16,065       0.00      1.25 - 1.80   5.62 -  6.02

Investments in the DWS
  Investments Variable
  Insurance Trust Funds
  Sub-Accounts:
   DWS VIP Equity 500 Index B
   2007.....................   276    15.48 - 16.00      4,383       1.25      1.35 - 2.05   2.87 -  3.61
   2006.....................   282    15.05 - 15.45      4,333       0.91      1.35 - 2.05  12.89 - 13.69
   2005.....................   281    13.33 - 13.59      3,799       1.36      1.35 - 2.05   2.28 -  3.01
   2004.....................   272    13.03 - 13.19      3,580       0.98      1.35 - 2.05   8.06 -  8.83
   2003 (u).................   110    12.06 - 12.12      1,333       0.00      1.35 - 2.05  20.61 - 21.19

   DWS VIP Small Cap Index B
   2007.....................    83    17.80 - 18.40      1,521       0.62      1.35 - 2.05  -4.18 - -3.49
   2006.....................    81    18.57 - 19.06      1,544       0.36      1.35 - 2.05  14.79 - 15.61
   2005.....................    81    16.18 - 16.49      1,333       0.44      1.35 - 2.05   2.59 -  1.87
   2004.....................    79    15.88 - 16.07      1,264       0.22      1.35 - 2.05  15.89 - 58.81
   2003 (u).................    54    13.81 - 13.87        753       0.00      1.35 - 1.95  38.11 - 38.67

Investments in the Federated
  Insurance Series
  Sub-Accounts:
   Federated Capital Income Fund II
   2007.....................   505     8.97 - 10.25      5,623       5.59      1.25 - 1.80   2.17 -  2.74
   2006.....................   676     8.78 -  9.98      7,411       5.78      1.25 - 1.80  13.58 - 14.21
   2005.....................   769     7.73 -  8.74      7,537       5.48      1.25 - 1.80   4.39 -  4.97
   2004.....................   955     7.40 -  8.32      9,163       4.42      1.25 - 1.80   7.96 -  8.56
   2003..................... 1,008     6.86 -  7.67      9,113       5.98      1.25 - 1.80  18.52 - 19.17

   Federated Fund for U.S. Government Securities II
   2007..................... 2,265    13.07 - 14.15     31,456       3.97      1.25 - 1.80   4.38 -  4.96
   2006..................... 2,044    12.52 - 13.48     27,755       4.43      1.25 - 1.80   2.29 -  2.85
   2005..................... 2,656    12.24 - 13.10     35,338       4.27      1.25 - 1.80   0.21 -  0.76
   2004..................... 3,350    12.22 - 13.01     44,723       4.61      1.25 - 1.80   1.76 -  2.32
   2003..................... 4,333    12.01 - 12.71     57,279       4.42      1.25 - 1.80   0.54 -  1.09

--------
(m)For the period beginning April 29, 2005 and ended December 31, 2005.
(n)On April 29, 2005, Balanced merged into Total Return.
(u)For the period beginning May 1, 2003 and ended December 31, 2003.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,               For the year ended December 31,
                              -------------------------------- ----------------------------------------
                                      Accumulation
                                       Unit Value
                              Units      Lowest     Net Assets  Investment     Expense        Total
                              (000s)   to Highest     (000s)   Income Ratio*   Ratio**      Return***
                              ------ -------------- ---------- ------------- -----------  -------------
Investments in the Federated
  Insurance Series Sub-
  Account (continued):
   Federated High Income Bond Fund II
   2007...................... 1,600  $13.23 - 13.37  $22,372       8.36%     1.25 - 1.80%  1.57 -  2.14%
   2006...................... 1,914   13.03 - 13.09   26,267       8.51      1.25 - 1.80   8.83 -  9.43
   2005...................... 2,157   11.96 - 11.97   27,425       8.43      1.25 - 1.80   0.83 -  1.38
   2004...................... 2,572   11.80 - 11.87   32,896       7.10      1.25 - 1.80   8.49 -  9.09
   2003...................... 2,278   10.81 - 10.94   27,544       7.13      1.25 - 1.80  20.04 - 20.70

Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
   VIP Asset Manager
   2007......................   830   11.87 - 14.47   13,085       5.98      1.25 - 1.80  13.43 - 14.06
   2006...................... 1,018   10.47 - 12.69   14,251       2.88      1.25 - 1.80   5.41 -  5.99
   2005...................... 1,285    9.93 - 11.97   17,045       2.73      1.25 - 1.80   2.19 -  2.76
   2004...................... 1,455    9.72 - 11.65   19,256       2.71      1.25 - 1.80   3.59 -  4.16
   2003...................... 1,378    9.38 - 11.19   18,163       3.49      1.25 - 1.80  15.87 - 16.51

   VIP Contrafund
   2007...................... 4,241   14.99 - 21.54   86,547       0.88      1.25 - 1.80  15.48 - 16.12
   2006...................... 5,056   12.98 - 18.55   90,482       1.28      1.25 - 1.80   9.73 - 10.33
   2005...................... 5,650   11.83 - 16.81   93,940       0.28      1.25 - 1.80  14.86 - 15.49
   2004...................... 5,563   10.30 - 14.55   82,371       0.32      1.25 - 1.80  13.42 - 14.04
   2003...................... 5,122    9.08 - 12.76   69,173       0.41      1.25 - 1.80  26.17 - 26.87

   VIP Equity-Income
   2007...................... 2,639   14.43 - 16.54   53,256       1.68      1.25 - 1.80  -0.29 -  0.26
   2006...................... 3,284   14.47 - 16.50   66,863       3.26      1.25 - 1.80  18.06 - 18.70
   2005...................... 3,908   12.26 - 13.90   68,010       1.68      1.25 - 1.80   3.98 -  4.55
   2004...................... 4,609   11.79 - 13.29   78,276       1.54      1.25 - 1.80   9.54 - 10.14
   2003...................... 4,757   10.76 - 12.07   76,824       1.66      1.25 - 1.80  28.01 - 28.71

   VIP Growth
   2007...................... 2,650    8.39 - 14.42   38,988       0.84      1.25 - 1.80  24.69 - 25.38
   2006...................... 3,053    6.73 - 11.50   37,182       0.41      1.25 - 1.80   4.95 -  5.53
   2005...................... 3,680    6.41 - 10.90   43,527       0.51      1.25 - 1.80   3.92 -  4.49
   2004...................... 4,353    6.17 - 10.43   50,937       0.27      1.25 - 1.80   1.53 -  2.09
   2003...................... 4,209    6.08 - 10.22   53,360       0.26      1.25 - 1.80  30.48 - 31.20

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                For the year ended December 31,
                              ----------------------------------- -----------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense         Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                              ------ ----------------- ---------- ------------- -----------  --------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Index 500
   2007...................... 4,599   $ 9.90 - 13.78    $56,360       3.62%     1.25 - 1.80%   3.55 -  4.12%
   2006...................... 5,382     9.56 - 13.23     64,225       1.77      1.25 - 1.80   13.67 - 14.30
   2005...................... 6,386     8.41 - 11.58     67,773       1.81      1.25 - 1.80    2.96 -  3.53
   2004...................... 7,332     8.17 - 11.18     76,112       1.28      1.25 - 1.80    8.64 -  9.24
   2003...................... 7,054     7.52 - 10.24     68,654       1.32      1.25 - 1.80   26.12 - 26.81

   VIP Money Market
   2007...................... 3,775    11.11 - 12.49     46,880       4.95      1.25 - 1.80    3.33 -  3.91
   2006...................... 3,845    10.75 - 12.02     45,939       4.76      1.25 - 1.80    3.02 -  3.58
   2005...................... 3,979    10.43 - 11.60     46,171       3.05      1.25 - 1.80    1.20 -  1.76
   2004...................... 4,252    10.31 - 11.40     48,867       1.22      1.25 - 1.80  -0.60 -  -0.05
   2003...................... 5,698    10.37 - 11.41     66,354       1.02      1.25 - 1.80  -0.80 -  -0.26

   VIP Overseas
   2007...................... 1,474    12.57 - 18.27     25,100       3.33      1.25 - 1.80   15.21 - 15.85
   2006...................... 1,693    10.91 - 15.77     25,209       0.86      1.25 - 1.80   15.98 - 16.62
   2005...................... 1,685     9.41 - 13.53     22,304       0.61      1.25 - 1.80   16.93 - 17.57
   2004...................... 1,686     8.04 - 11.50     19,549       1.06      1.25 - 1.80   11.61 - 12.22
   2003...................... 1,355     7.21 - 10.25     14,775       0.69      1.25 - 1.80   40.81 - 41.59

Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager (Service Class 2)
   2007......................   541    12.02 - 12.56      6,731       5.68      1.35 - 2.45   12.34 - 13.61
   2006......................   566    10.70 - 11.06      6,207       2.34      1.35 - 2.45    4.52 -  5.69
   2005......................   476    10.24 - 10.46      4,954       1.93      1.35 - 2.45    1.25 -  2.38
   2004 (t)..................   270    10.11 - 10.22      2,756       0.00      1.35 - 2.45    1.13 -  2.17

   VIP Contrafund (Service Class 2)
   2007...................... 2,858    16.05 - 16.67     47,225       0.73      1.35 - 2.30   14.59 - 15.71
   2006...................... 3,163    14.01 - 14.41     45,256       1.07      1.35 - 2.30    8.88 -  9.93
   2005...................... 1,984    12.87 - 13.11     25,877       0.06      1.35 - 2.30   13.97 - 15.08
   2004 (t)..................   510    11.29 - 11.39      5,790       0.00      1.35 - 2.30   12.90 - 13.89

--------
(t)For the period beginning February 2, 2004 and ended December 31, 2004.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                For the year ended December 31,
                              ----------------------------------- ----------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense        Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                              ------ ----------------- ---------- ------------- -----------  -------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts (continued):
   VIP Equity-Income (Service Class 2)
   2007...................... 3,047   $12.77 - 13.34    $40,490       1.58%     1.35 - 2.45% -1.22 - -0.10%
   2006...................... 3,348    12.93 - 13.66     44,632       2.91      1.35 - 2.45  17.00 - 18.31
   2005...................... 2,630    11.05 - 11.54     29,743       1.22      1.35 - 2.45   2.99 -  4.15
   2004...................... 1,791    10.73 - 11.08     19,558       0.82      1.35 - 2.45   7.30 -  9.73
   2003......................   679     9.91 - 10.10      6,825       1.26      1.35 - 2.15  27.24 - 28.27

   VIP Growth (Service Class 2)
   2007...................... 1,462    12.91 - 13.41     21,854       0.39      1.35 - 2.30  23.73 - 24.94
   2006...................... 1,587    10.44 - 13.87     19,082       0.16      1.35 - 2.30   4.13 -  5.14
   2005...................... 1,633    10.02 - 13.19     19,097       0.25      1.35 - 2.30   3.08 -  4.08
   2004...................... 1,309     9.72 - 12.68     15,221       0.07      1.35 - 2.30  -2.77 -  1.73
   2003 (u)..................   304    12.39 - 12.46      3,785       0.00      1.35 - 2.15  23.94 - 24.61

   VIP Index 500 (Service Class 2)
   2007...................... 3,610    12.52 - 13.00     46,550       3.22      1.35 - 2.30   2.75 -  3.75
   2006...................... 3,969    12.18 - 12.53     49,418       1.34      1.35 - 2.30  12.79 - 13.88
   2005...................... 3,054    10.80 - 11.00     33,451       0.95      1.35 - 2.30   2.16 -  3.15
   2004 (t).................. 1,158    10.57 - 10.67     12,331       0.00      1.35 - 2.30   5.75 -  6.68

   VIP Investment Grade Bond (Service Class 2)
   2007...................... 4,894    10.43 - 10.83     54,745       3.95      1.35 - 2.30   1.68 -  2.67
   2006...................... 4,751    10.26 - 10.55     52,012       3.47      1.35 - 2.30   1.75 -  2.73
   2005...................... 3,930    10.08 - 10.27     42,498       3.12      1.35 - 2.30  -0.44 -  0.52
   2004...................... 2,930    10.13 - 11.73     32,485       3.09      1.35 - 2.30   1.26 -  2.78
   2003...................... 1,647    11.19 - 11.41     18,454       2.66      1.35 - 2.15   2.69 -  3.53

   VIP Money Market (Service Class 2)
   2007...................... 5,221    10.33 - 10.80     55,847       4.94      1.35 - 2.45   2.37 -  3.53
   2006...................... 5,497    10.09 - 10.43     56,927       4.84      1.35 - 2.45   2.07 -  3.21
   2005...................... 3,564     9.89 - 10.10     35,844       2.86      1.35 - 2.45   0.27 -  1.39
   2004 (t).................. 1,523     9.86 -  9.97     15,140       0.77      1.35 - 2.45  -1.36 - -0.35

--------
(t)For the period beginning February 2, 2004 and ended December 31, 2004.
(u)For the period beginning May 1, 2003 and ended December 31, 2003.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                           At December 31,                 For the year ended December 31,
                                 ----------------------------------- ------------------------------------------
                                          Accumulation
                                 Units     Unit Value     Net Assets  Investment     Expense         Total
                                 (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                                 ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts (continued):
   VIP Overseas (Service Class 2)
   2007......................... 2,661   $16.45 - 17.18    $45,858       2.99%     1.35 - 2.45%  14.17 -  15.46%
   2006......................... 2,713    14.41 - 14.88     40,588       0.50      1.35 - 2.45   14.90 -  16.19
   2005......................... 1,374    12.54 - 13.57     17,935       0.33      1.35 - 2.45   15.88 -  17.18
   2004.........................   677    10.82 - 11.58      7,703       0.48      1.35 - 2.45    8.20 -  11.78
   2003.........................   172    10.21 - 10.36      1,812       0.15      1.35 - 1.95   40.25 -  41.11

Investments in the Goldman
  Sachs Variable Insurance Trust
  Sub-Accounts:
   VIT Strategic International Equity (a)
   2007.........................   378    13.60 - 13.82      5,196       1.30      1.40 - 1.60    5.21 -   5.42
   2006.........................   425    12.92 - 13.11      5,542       1.58      1.40 - 1.60   20.17 -  20.41
   2005.........................   466    10.75 - 10.89      5,059       0.33      1.40 - 1.60   11.90 -  12.13
   2004.........................   435     9.61 -  9.71      4,204       1.13      1.40 - 1.60   11.68 -  11.91
   2003.........................   423     8.61 -  8.68      3,661       4.07      1.40 - 1.60   33.34 -  33.61

   VIT Structured Small Cap Equity Fund
   2007.........................   175    16.34 - 16.61      2,885       0.35      1.40 - 1.60  -18.04 - -17.88
   2006.........................   206    19.93 - 20.22      4,138       0.63      1.40 - 1.60   10.49 -  10.71
   2005.........................   235    18.04 - 18.26      4,280       0.20      1.40 - 1.60    4.39 -   4.60
   2004.........................   335    17.28 - 17.46      5,828       0.20      1.40 - 1.60   14.48 -  14.71
   2003.........................   308    15.10 - 15.22      4,670       0.29      1.40 - 1.60   43.69 -  43.98

Investments in the J.P. Morgan
  Series Trust II Sub-Accounts:
   Small Company
   2007.........................   228    15.27 - 15.52      3,525       0.01      1.40 - 1.60   -7.18 -  -6.99
   2006.........................   264    16.45 - 16.69      4,395       0.00      1.40 - 1.60   13.19 -  13.41
   2005.........................   344    14.54 - 14.72      5,036       0.00      1.40 - 1.60    1.78 -   1.98
   2004.........................   412    14.28 - 14.43      5,923       0.00      1.40 - 1.60   25.15 -  25.40
   2003.........................   350    11.41 - 11.51      4,022       0.00      1.40 - 1.60   33.82 -  34.09

--------
(a)Previously known as VIT International Equity.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                For the year ended December 31,
                               ----------------------------------- ----------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense        Total
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                               ------ ----------------- ---------- ------------- -----------  -------------
Investments in the Janus Aspen
  Series Sub-Accounts:
   Balanced
   2007....................... 2,514   $12.36 - 18.86    $48,451       2.51%     1.25 - 1.80%  8.55 -  9.16%
   2006....................... 3,149    11.39 - 17.28     56,236       2.05      1.25 - 1.80   8.75 -  9.35
   2005....................... 3,776    10.47 - 15.81     63,190       2.17      1.25 - 1.80   6.03 -  6.61
   2004....................... 4,454     9.88 - 14.82     71,733       2.18      1.25 - 1.80   6.59 -  7.18
   2003....................... 4,922     9.27 - 13.83     75,826       2.19      1.25 - 1.80  12.02 - 12.63

   Flexible Bond
   2007....................... 1,274    13.74 - 14.82     19,089       4.67      1.25 - 1.80   5.12 -  5.70
   2006....................... 1,351    13.07 - 14.02     19,349       4.63      1.25 - 1.80   2.36 -  2.93
   2005....................... 1,632    12.77 - 13.62     23,311       5.35      1.25 - 1.80   0.19 -  0.74
   2004....................... 1,891    12.74 - 13.52     27,294       5.63      1.25 - 1.80   2.11 -  2.68
   2003....................... 2,081    12.48 - 13.17     29,735       5.03      1.25 - 1.80   4.50 -  5.07

   Forty Portfolio
   2007.......................   397    18.01 - 18.49      7,296       0.31      1.35 - 2.05  34.17 - 35.13
   2006.......................   517    13.43 - 13.68      7,041       0.34      1.35 - 2.05   7.11 -  7.87
   2005.......................   540    12.53 - 12.68      6,835       0.21      1.35 - 2.05  10.54 - 11.33
   2004 (r)(v)................   506    11.34 - 11.39      5,759       0.47      1.35 - 2.05  13.39 - 13.93

   Large Cap Growth
   2007....................... 1,833     7.47 - 13.27     27,377       0.70      1.25 - 1.80  13.03 - 32.70
   2006....................... 2,279     6.61 - 11.68     30,124       0.46      1.25 - 1.80   9.40 - 10.00
   2005....................... 2,815     6.04 - 10.61     34,630       0.31      1.25 - 1.80   2.43 -  3.00
   2004....................... 3,471     5.90 - 10.31     42,700       0.13      1.25 - 1.80   2.65 -  3.22
   2003....................... 4,186     5.75 -  9.98     52,040       0.09      1.25 - 1.80  29.38 - 30.10

   Mid Cap Growth
   2007....................... 1,821     6.50 - 18.68     30,610       0.22      1.25 - 1.80  19.85 - 20.52
   2006....................... 1,861     5.42 - 15.50     27,114       0.00      1.25 - 1.80  11.59 - 12.20
   2005....................... 2,132     4.86 - 13.81     29,155       0.00      1.25 - 1.80  10.31 - 10.92
   2004....................... 2,547     4.41 - 12.45     33,097       0.00      1.25 - 1.80  18.59 - 19.25
   2003....................... 2,551     3.71 - 10.44     29,458       0.00      1.25 - 1.80  32.69 - 33.43

   Worldwide Growth
   2007....................... 1,912     7.43 - 13.63     30,456       0.75      1.25 - 1.80   7.66 -  8.26
   2006....................... 2,394     6.90 - 12.59     35,678       1.67      1.25 - 1.80  16.10 - 16.74
   2005....................... 3,021     5.95 - 10.79     39,276       1.27      1.25 - 1.80   3.98 -  4.55
   2004....................... 3,764     5.72 - 10.32     48,443       0.94      1.25 - 1.80   2.91 -  3.48
   2003....................... 4,528     5.56 -  9.97     58,867       1.05      1.25 - 1.80  21.78 - 22.45

--------
(r)For the period beginning April 30, 2004 and ended December 31, 2004.
(v)On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                For the year ended December 31,
                               ----------------------------------- -----------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense         Total
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                               ------ ----------------- ---------- ------------- -----------  --------------
Investments in the Janus Aspen
  Series (Service Shares)
  Sub-Accounts:
   Balanced (Service Shares)
   2007.......................   928   $12.88 - 13.37    $12,314       2.30%     1.35 - 2.30%   7.74 -  8.79%
   2006....................... 1,013    11.95 - 12.29     12,371       2.16      1.35 - 2.30    7.88 -  8.93
   2005.......................   701    11.08 - 11.28      7,877       2.46      1.35 - 2.30    5.19 -  6.21
   2004 (t)...................   266    10.53 - 10.62      2,824       3.14      1.35 - 2.30    5.32 -  6.25

   Foreign Stock (Service Shares)
   2007.......................   952    15.52 - 17.06     15,852       1.50      1.25 - 2.30   15.52 - 16.78
   2006.......................   947    13.43 - 14.60     13,592       1.60      1.25 - 2.30   15.35 - 16.60
   2005.......................   905    11.64 - 12.53     11,289       0.87      1.25 - 2.30    3.80 -  4.92
   2004.......................   775    11.22 - 11.94      9,329       0.32      1.25 - 2.30   12.18 - 16.75
   2003.......................   365    10.23 - 11.82      3,877       0.56      1.25 - 2.05   30.66 - 31.73

   Forty Portfolio (Service Shares)
   2007.......................   500    17.83 - 18.51      9,180       0.18      1.35 - 2.30   33.48 - 34.78
   2006.......................   454    13.35 - 13.74      6,207       0.17      1.35 - 2.30    6.61 -  7.65
   2005.......................   294    12.53 - 12.76      3,728       0.01      1.35 - 2.30    9.98 - 11.04
   2004 (t)...................    80    11.39 - 11.49        920       0.05      1.35 - 2.30   13.90 - 14.91

   INTECH Risk-Managed Core Portfolio (Service Shares)
   2007.......................   442    13.67 - 14.19      6,217       0.47      1.35 - 2.30    3.68 -  4.69
   2006.......................   513    13.18 - 13.56      6,913       0.13      1.35 - 2.30    8.23 -  9.28
   2005.......................   428    12.18 - 12.41      5,282       9.13      1.35 - 2.30    8.37 -  9.42
   2004 (t)...................   140    11.24 - 11.34      1,582       0.52      1.35 - 2.30   12.39 - 13.39

   Mid Cap Value (Service Shares)
   2007....................... 1,769    14.17 - 14.72     25,818       3.18      1.35 - 2.30    4.69 -  5.72
   2006....................... 1,864    13.54 - 13.92     25,797       2.94      1.35 - 2.30   12.43 - 13.52
   2005....................... 1,278    12.04 - 12.27     15,611       5.90      1.35 - 2.30    7.48 -  8.52
   2004 (t)...................   339    11.20 - 11.30      3,825       0.90      1.35 - 2.30   12.04 - 13.03

   Small Company Value (Service Shares)
   2007.......................   574    11.91 - 12.22      6,978       1.13      1.35 - 2.30  -8.28 -  -7.39
   2006.......................   552    12.98 - 13.19      7,256       0.00      1.35 - 2.30   20.23 - 29.82
   2005 (m)...................   189    10.91 - 10.97      2,067       0.00      1.35 - 2.20    9.10 -  9.74

--------
(m)For the period beginning April 29, 2005 and ended December 31, 2005.
(t)For the period beginning February 2, 2004 and ended December 31, 2004.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                            At December 31,                For the year ended December 31,
                                  ----------------------------------- ----------------------------------------
                                           Accumulation
                                  Units     Unit Value     Net Assets  Investment     Expense        Total
                                  (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                                  ------ ----------------- ---------- ------------- -----------  -------------
Investments in the Janus Aspen
  Series (Service Shares)
  Sub-Accounts (continued):
   Worldwide Growth (Service Shares)
   2007..........................  267    $11.10 - 11.61    $ 3,265       0.57%     1.35 - 2.05%  7.11 -  7.88%
   2006..........................  279     10.36 - 10.76      3,141       1.56      1.35 - 2.05  15.53 - 16.35
   2005..........................  295      8.97 -  9.25      2,852       1.17      1.35 - 2.05   3.41 -  4.15
   2004..........................  305      8.67 -  8.88      2,827       0.94      1.35 - 2.05   2.38 -  3.12
   2003..........................  296      8.47 -  8.61      2,626       0.81      1.35 - 2.05  21.15 - 22.01

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts:
   Emerging Markets
   2007..........................  351     41.92 - 43.87     13,887       1.13      1.35 - 2.05  30.56 - 31.50
   2006..........................  416     32.11 - 33.36     12,546       0.49      1.35 - 2.05  27.29 - 28.20
   2005..........................  465     25.22 - 26.02     10,945       0.31      1.35 - 2.05  37.90 - 38.88
   2004..........................  347     18.29 - 18.74      5,879       0.64      1.35 - 2.05  27.91 - 28.83
   2003..........................  234     14.30 - 14.54      3,075       0.04      1.35 - 2.05  49.81 - 50.88

   International Equity
   2007..........................  207     13.45 - 13.67      2,812       2.46      1.40 - 1.60   9.02 -  9.24
   2006..........................  231     12.34 - 12.52      2,871       1.05      1.40 - 1.60  20.59 - 20.83
   2005..........................  221     10.23 - 10.36      2,281       0.90      1.40 - 1.60   8.90 -  9.11
   2004..........................  234      9.40 -  9.49      2,213       0.52      1.40 - 1.60  13.16 - 13.38
   2003..........................  231      8.30 -  8.37      1,931       0.28      1.40 - 1.60  26.49 - 26.74

Investments in the Legg Mason
  Partners Variable Portfolios I,
  Inc. Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I
   2007 (b)(c)...................   --       NA - NA             --       0.29         --  - --     NA - NA
   2006..........................  656     12.01 - 12.55     10,497       1.22      1.35 - 2.15  15.58 - 16.52
   2005..........................  863     10.39 - 10.77     11,681       0.83      1.35 - 2.15   1.82 -  2.65
   2004..........................  930     10.21 - 10.49     12,327       0.56      1.35 - 2.15   5.98 -  6.85
   2003..........................  861      9.63 -  9.82     10,749       0.27      1.35 - 2.15  -3.69 - 37.16

--------
(b)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value.
(c)For the period beginning January 1, 2007 and ended April 27, 2007.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                For the year ended December 31,
                              ----------------------------------- ----------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense        Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                              ------ ----------------- ---------- ------------- -----------  -------------
Investments in the Legg Mason
  Partners Variable
  Portfolios I, Inc.
  Sub-Accounts (continued):
   Legg Mason Variable All Cap Portfolio II
   2007 (d)(c)...............    --      NA - NA        $    --        0.04%      --  - -- %    NA - NA
   2006......................   217   $11.94 - 12.28      2,641        1.23     1.35 - 2.30  15.17 - 16.29%
   2005......................   156    10.37 - 10.56      1,642        0.79     1.35 - 2.30   1.34 -  2.32
   2004 (t)..................    82    10.23 - 10.32        845        0.34     1.35 - 2.30   2.34 -  3.24

   Legg Mason Variable Fundamental Value Portfolio
   2007 (b)(d)(e)............ 1,198     9.45 -  9.51     11,379        2.53     1.35 - 2.30  -5.54 - -4.91

   Legg Mason Variable Global High Yield Bond II
   2007...................... 2,484    11.44 - 11.89     29,280        6.79     1.35 - 2.30  -2.63 - -1.68
   2006...................... 2,617    11.75 - 12.09     31,430        6.63     1.35 - 2.30   7.81 -  8.86
   2005...................... 1,814    10.90 - 11.10     20,052        8.28     1.35 - 2.30   1.17 -  2.15
   2004 (t)..................   656    10.78 - 10.87      7,115       11.18     1.35 - 2.30   7.76 -  8.71

   Legg Mason Variable Investors Portfolio I
   2007 (f).................. 1,326     9.68 - 13.81     16,942        1.31     1.25 - 2.30  -3.15 -  2.60
   2006...................... 1,169    13.13 - 13.46     15,626        1.60     1.25 - 2.15  15.72 - 16.79
   2005...................... 1,250    11.35 - 11.53     14,351        1.14     1.25 - 2.15   4.24 -  5.22
   2004 (r)(w)............... 1,376    10.89 - 10.95     15,049        2.81     1.25 - 2.15   8.87 -  9.54

   Legg Mason Variable Investors Portfolio II
   2007 (f)(c)...............    --      NA - NA             --        0.00       --  -  --     NA - NA
   2006......................   230    12.30 - 12.65      2,897        1.03     1.35 - 2.30  15.05 - 16.17
   2005......................   209    10.69 - 10.89      2,269        0.85     1.35 - 2.30   3.51 -  4.51
   2004 (t)..................   106    10.33 - 10.42      1,107        1.72     1.35 - 2.30   3.30 -  4.21

--------
(b)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value.
(c)For the period beginning January 1, 2007 and ended April 27, 2007.
(d)On April 27, 2007 Legg Mason Variable All Cap Portfolio II merged into Legg Mason Variable Fundamental Value.
(e)For the period beginning May 1, 2007 and ended December 31, 2007.
(f)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I.
(r)For the period beginning April 30, 2004 and ended December 31, 2004.
(t)For the period beginning February 2, 2004 and ended December 31, 2004.
(w)On April 30, 2004, LSA Value Equity merged into Investors.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                For the year ended December 31,
                           ----------------------------------- ----------------------------------------
                                    Accumulation
                           Units     Unit Value     Net Assets  Investment     Expense        Total
                           (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
-                          ------ ----------------- ---------- ------------- -----------  -------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
   MFS Emerging Growth
   2007...................   626   $ 6.65 - 13.80    $ 6,462       0.00%     1.25 - 1.80% 19.00 - 19.66%
   2006...................   735     5.59 - 11.53      6,444       0.00      1.25 - 1.80   5.97 -  6.56
   2005...................   843     5.27 - 10.82      7,070       0.00      1.25 - 1.80   7.25 -  7.84
   2004...................   903     4.92 - 10.03      7,161       0.00      1.25 - 1.80  10.94 - 11.56
   2003...................   902     4.43 -  9.00      6,686       0.00      1.25 - 1.80  27.91 - 28.61

   MFS Investors Trust
   2007...................   420    10.49 - 12.88      4,942       0.86      1.25 - 1.80   8.33 -  8.93
   2006...................   518     9.68 - 11.82      5,677       0.50      1.25 - 1.80  10.98 - 11.59
   2005...................   639     8.72 - 10.60      6,365       0.55      1.25 - 1.80   5.40 -  5.98
   2004...................   712     8.28 - 10.00      6,741       0.62      1.25 - 1.80   9.37 -  9.97
   2003...................   756     7.57 -  9.09      6,566       0.61      1.25 - 1.80  19.97 - 20.63

   MFS New Discovery
   2007...................   881     8.93 - 19.48     10,565       0.00      1.25 - 1.80   0.68 -  1.24
   2006...................   984     8.87 - 19.24     11,950       0.00      1.25 - 1.80  11.20 - 11.81
   2005................... 1,108     7.98 - 17.21     12,174       0.00      1.25 - 1.80   3.37 -  3.94
   2004................... 1,275     7.71 - 16.56     13,851       0.00      1.25 - 1.80   4.62 -  5.20
   2003................... 1,127     7.37 - 15.74     12,453       0.00      1.25 - 1.80  31.33 - 32.06

   MFS Research
   2007...................   280     9.05 - 13.52      3,430       0.72      1.25 - 1.80  11.17 - 11.79
   2006...................   335     8.14 - 12.09      3,730       0.51      1.25 - 1.80   8.51 -  9.11
   2005...................   381     7.50 - 11.09      3,910       0.51      1.25 - 1.80   5.88 -  6.46
   2004...................   481     7.09 - 10.41      4,716       1.04      1.25 - 1.80  13.78 - 14.41
   2003...................   497     6.23 -  9.10      4,296       0.64      1.25 - 1.80  22.48 - 23.16

   MFS Total Return
   2007................... 1,996    14.58 - 16.73     31,640       2.64      1.25 - 1.80   2.35 -  2.91
   2006................... 2,240    14.24 - 16.26     34,778       2.36      1.25 - 1.80   9.90 - 10.51
   2005................... 2,595    12.96 - 14.71     36,627       1.98      1.25 - 1.80   0.99 -  1.55
   2004................... 2,556    12.83 - 14.49     35,647       1.64      1.25 - 1.80   9.34 -  9.94
   2003................... 2,207    11.74 - 13.18     28,160       1.45      1.25 - 1.80  14.25 - 14.88

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                            At December 31,                For the year ended December 31,
-                                 ----------------------------------- -----------------------------------------
                                           Accumulation
                                  Units     Unit Value     Net Assets  Investment     Expense         Total
                                  (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
-                                 ------ ----------------- ---------- ------------- -----------  --------------
Investments in the MFS Variable
  Insurance Trust (Service Class)
  Sub-Accounts:
   MFS High Income (Service Class)
   2007..........................   894   $11.22 - 11.66    $10,323       7.27%     1.35 - 2.30%  -0.81 -  0.16%
   2006..........................   950    11.31 - 11.64     10,976       7.15      1.35 - 2.30    7.47 -  8.51
   2005..........................   818    10.53 - 10.72      8,733       6.45      1.35 - 2.30   -0.29 -  0.68
   2004 (t)......................   431    10.56 - 10.65      4,584       0.73      1.35 - 2.30    5.58 -  6.52

   MFS Investor Growth Stock (Service Class)
   2007.......................... 1,336    12.02 - 12.48     16,551       0.09      1.35 - 2.30    8.46 -  9.52
   2006.......................... 1,485    11.08 - 11.40     16,829       0.00      1.35 - 2.30    4.84 -  5.86
   2005..........................   806    10.57 - 10.77      8,636       0.03      1.35 - 2.30    1.84 -  2.82
   2004 (t)......................    68    10.38 - 10.47        715       0.00      1.35 - 2.30    3.79 -  4.71

   MFS Investors Trust (Service Class)
   2007..........................   219    13.26 - 13.77      2,992       0.60      1.35 - 2.30    7.49 -  8.54
   2006..........................   232    12.34 - 12.69      2,917       0.25      1.35 - 2.30   10.11 - 11.18
   2005..........................   205    11.20 - 11.41      2,323       0.27      1.35 - 2.30    5.58 - 12.05
   2004 (t)......................    88    10.72 - 10.81        953       0.04      1.35 - 2.25    7.20 -  8.10

   MFS New Discovery (Service Class)
   2007..........................   632    11.15 - 11.18      7,247       0.00      1.35 - 2.30   -0.11 -  0.86
   2006..........................   743    11.09 - 11.16      8,453       0.00      1.35 - 2.30   10.34 - 11.41
   2005..........................   758     9.95 - 10.12      7,756       0.00      1.35 - 2.30    2.62 -  3.62
   2004..........................   754     9.60 -  9.86      7,434       0.00      1.35 - 2.30   -1.43 -  4.78
   2003..........................   439     8.99 -  9.17      4,138       0.00      1.35 - 2.15  -10.10 - 31.63

   MFS Total Return (Service Class)
   2007.......................... 1,613    11.79 - 12.32     19,689       2.48      1.35 - 2.45    1.38 -  2.52
   2006.......................... 1,774    11.63 - 12.02     21,178       2.16      1.35 - 2.45    8.90 - 10.12
   2005.......................... 1,545    10.68 - 10.91     16,782       1.65      1.35 - 2.45    0.09 -  1.22
   2004 (t)......................   667    10.67 - 10.78      7,176       0.09      1.35 - 2.45    6.74 -  7.83

   MFS Utilities (Service Class)
   2007..........................   419    20.72 - 21.82     10,357       0.84      1.35 - 2.15   24.80 - 25.83
   2006..........................   448    16.60 - 17.34      8,829       1.66      1.35 - 2.15   28.15 - 29.20
   2005..........................   499    12.95 - 13.42      7,601       0.47      1.35 - 2.15   14.07 - 15.00
   2004..........................   360    11.36 - 11.67      4,785       1.23      1.35 - 2.15   27.06 - 28.09
   2003..........................   238     8.94 -  9.11      2,389       1.69      1.35 - 2.15  -10.63 - 33.74

--------
(t)For the period beginning February 2, 2004 and ended December 31, 2004.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                For the year ended December 31,
                               ----------------------------------- -----------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense         Total
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                               ------ ----------------- ---------- ------------- -----------  --------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class) Sub-Accounts
  (continued):
   MFS Value (Service Class)
   2007.......................   574   $14.26 - 14.81    $ 8,431       0.89%     1.35 - 2.30%   5.11 -  6.13%
   2006.......................   611    13.57 - 13.95      8,470       0.77      1.35 - 2.30   17.74 - 18.88
   2005.......................   443    11.52 - 11.74      5,181       0.56      1.35 - 2.30    4.03 -  5.03
   2004 (t)...................   154    11.08 - 11.17      1,715       0.04      1.35 - 2.30   10.77 - 11.75

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Class ("SC"))
  Sub-Accounts:
   Oppenheimer Global Securities (SC)
   2007....................... 1,381    14.95 - 15.53     21,250       1.22      1.35 - 2.30    3.63 -  4.64
   2006....................... 1,510    14.43 - 14.84     22,253       0.77      1.35 - 2.30   14.67 - 15.78
   2005....................... 1,139    12.58 - 12.82     14,534       0.64      1.35 - 2.30   11.44 - 12.52
   2004 (t)...................   525    11.29 - 11.39      5,968       0.00      1.35 - 2.30   12.91 - 13.90

   Oppenheimer Main Street Small Cap Growth (SC)
   2007....................... 3,684    12.98 - 15.72     52,951       0.18      1.25 - 2.30  -3.67 -  -2.62
   2006....................... 4,454    13.48 - 16.14     66,491       0.02      1.25 - 2.30   12.03 - 13.24
   2005....................... 3,660    12.03 - 14.26     49,090       0.00      1.25 - 2.30    7.20 -  8.36
   2004....................... 2,781    11.22 - 13.16     35,809       0.00      1.25 - 2.30   12.24 - 17.70
   2003....................... 1,509    11.18 - 11.96     17,137       0.00      1.25 - 2.05   41.29 - 42.45

   Oppenheimer MidCap Fund (SC)
   2007.......................   284    12.11 - 12.42      3,503       0.00      1.35 - 2.30    3.59 -  4.60
   2006.......................   311    11.69 - 11.88      3,675       0.00      1.35 - 2.30    1.32 - 16.87
   2005 (m)...................   107    11.65 - 11.72      1,248       0.00      1.35 - 2.20   16.55 - 17.23

Investments in the Panorama
  Series Fund, Inc.
  (Service Class ("SC"))
  Sub-Accounts:
   Oppenheimer International Growth (SC)
   2007.......................   242    17.22 - 18.13      4,419       0.73      1.35 - 2.15   10.55 - 11.46
   2006.......................   252    15.57 - 16.27      4,129       0.34      1.35 - 2.15   26.48 - 27.51
   2005.......................   249    12.31 - 12.76      3,215       0.65      1.35 - 2.15   12.49 - 13.40
   2004.......................   216    10.95 - 11.25      2,457       1.29      1.35 - 2.15   14.63 - 15.57
   2003.......................   164     9.55 -  9.74      1,613       0.70      1.35 - 2.15   -4.51 - 43.57

--------
(m)For the period beginning April 29, 2005 and ended December 31, 2005.
(t)For the period beginning February 2, 2004 and ended December 31, 2004.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                For the year ended December 31,
                              ----------------------------------- -----------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense         Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                              ------ ----------------- ---------- ------------- -----------  --------------
Investments in the PIMCO
  Advisors Variable Insurance
  Trust Sub-Accounts:
   OpCap Balanced
   2007...................... 2,010   $10.89 - 11.33    $22,547       1.42%     1.25 - 2.30% -6.65 -  -5.63%
   2006...................... 2,336    11.67 - 12.01     27,851       0.82      1.25 - 2.30    8.26 -  9.43
   2005...................... 2,523    10.78 - 10.97     27,559       0.30      1.25 - 2.30    0.38 -  1.47
   2004 (r)(y)............... 2,654    10.74 - 10.81     28,646       0.00      1.25 - 2.30    7.35 -  8.12

   OpCap Equity
   2007......................   462    13.87 - 14.10      6,481       0.64      1.40 - 1.60    2.45 -  2.65
   2006......................   522    13.54 - 13.74      7,140       0.45      1.40 - 1.60   13.46 - 13.68
   2005......................   594    11.93 - 12.08      7,152       0.41      1.40 - 1.60    5.35 -  5.56
   2004......................   581    11.33 - 11.45      6,631       0.86      1.40 - 1.60   10.15 - 10.37
   2003......................   454    10.28 - 10.37      4,694       1.03      1.40 - 1.60   26.53 - 26.79

   OpCap Renaissance
   2007......................   465    11.73 - 12.19      5,626       0.78      1.35 - 2.30    3.87 -  4.88
   2006......................   621    11.30 - 11.62      7,177       0.22      1.35 - 2.30    8.82 -  9.87
   2005......................   588    10.38 - 10.58      6,197       0.00      1.35 - 2.30  -6.72 -  -5.81
   2004 (t)..................   374    11.13 - 11.23      4,189       0.00      1.35 - 2.30   11.30 - 12.29

   OpCap Small Cap
   2007...................... 1,070    14.20 - 14.63     18,573       0.00      1.25 - 2.05   -1.50 - -0.68
   2006...................... 1,301    14.30 - 14.85     22,490       0.00      1.25 - 2.05   21.55 - 22.55
   2005...................... 1,436    11.67 - 12.16     20,259       0.00      1.25 - 2.15   -1.18 - 21.64
   2004...................... 1,677    11.81 - 12.47     23,929       0.04      1.25 - 2.05   15.47 - 16.42
   2003...................... 1,326    10.14 - 10.80     16,306       0.03      1.25 - 2.05   39.73 - 40.88

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
   Foreign Bond
   2007...................... 2,351    10.69 - 11.93     27,086       3.35      1.25 - 2.30    1.24 -  2.34
   2006...................... 2,578    10.56 - 11.66     29,149       3.36      1.25 - 2.30   -0.15 -  0.92
   2005...................... 2,410    10.57 - 11.55     27,569       2.39      1.25 - 2.30    2.74 -  3.85
   2004...................... 1,669    10.29 - 11.12     18,967       1.95      1.25 - 2.30    2.91 -  4.25
   2003...................... 1,300    10.67 - 10.72     14,430       2.87      1.25 - 2.05    0.16 -  0.99

--------
(r)For the period beginning April 30, 2004 and ended December 31, 2004.
(t)For the period beginning February 2, 2004 and ended December 31, 2004.
(y)On April 30, 2004, LSA Balanced merged into OpCap Balanced.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                For the year ended December 31,
                            ----------------------------------- ----------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense        Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                            ------ ----------------- ---------- ------------- -----------  -------------
Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts (continued):
   Money Market
   2007.................... 3,933   $10.38 - 10.76    $ 43,105      4.89%     1.35 - 2.30%  2.46 -  3.46%
   2006.................... 4,244    10.13 - 10.40      45,006      4.64      1.35 - 2.30   2.22 -  3.21
   2005.................... 3,774     9.91 - 10.10      38,894      2.76      1.35 - 2.30   0.41 -  1.38
   2004.................... 3,041     9.87 -  9.94      31,127      0.94      1.35 - 2.30  -1.28 - -0.48
   2003.................... 2,561     9.79 -  9.98      26,639      0.77      1.35 - 2.15  -2.08 - -0.64

   PIMCO Real Return
   2007.................... 3,017    11.15 - 11.58      34,809      4.70      1.35 - 2.30   8.12 -  9.18
   2006.................... 3,237    10.31 - 10.60      34,224      4.40      1.35 - 2.30  -1.60 - -0.65
   2005.................... 2,613    10.48 - 11.34      27,900      2.79      1.35 - 2.30  -0.26 -  0.71
   2004.................... 1,139    10.50 - 11.26      12,188      0.87      1.35 - 2.30   5.03 -  7.44
   2003 (u)................   121    10.42 - 10.48       1,262      0.36      1.35 - 2.15   4.25 -  4.82

   PIMCO Total Return
   2007.................... 8,514    10.93 - 12.64     106,014      4.75      1.25 - 2.45   6.09 -  7.41
   2006.................... 9,414    10.31 - 11.77     109,937      4.37      1.25 - 2.45   1.32 -  2.57
   2005.................... 9,045    10.17 - 11.48     105,600      3.42      1.25 - 2.45  -0.06 -  1.17
   2004.................... 8,227    10.18 - 11.34      97,339      1.90      1.25 - 2.45   1.78 -  3.58
   2003.................... 6,667    10.95 - 11.10      77,950      2.94      1.25 - 2.15   2.78 -  3.73

   StocksPLUS(R) Growth and Income Portfolio
   2007....................   570    12.02 - 12.22       6,927      7.72      1.40 - 1.60   5.15 -  5.36
   2006....................   662    11.43 - 11.60       7,629      4.73      1.40 - 1.60  13.08 - 13.31
   2005....................   773    10.11 - 10.24       7,878      2.29      1.40 - 1.60   1.85 -  2.05
   2004....................   818     9.93 - 10.03       8,166      1.77      1.40 - 1.60   9.05 -  9.27
   2003....................   763     9.10 -  9.18       6,981      2.16      1.40 - 1.60  28.31 - 28.57

Investments in the Putnam
  Variable Trust
  Sub-Accounts:
   VT High Yield
   2007....................   618    14.17 - 14.82       9,018      8.22      1.35 - 2.05   0.68 -  1.40
   2006....................   724    14.07 - 14.62      10,436      7.49      1.35 - 2.05   8.26 -  9.04
   2005....................   720    13.00 - 13.41       9,526      7.92      1.35 - 2.05   0.99 -  1.71
   2004....................   788    12.87 - 13.18      10,274      7.86      1.35 - 2.05   8.28 -  9.05
   2003....................   542    11.89 - 12.09       6,502      6.23      1.35 - 2.05  23.95 - 24.83

--------
(u)For the period beginning May 1, 2003 and ended December 31, 2003.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                For the year ended December 31,
                               ----------------------------------- -----------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**    Total Return***
                               ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Putnam
  Variable Trust Sub-Accounts
  (continued):
   VT International Growth and Income
   2007.......................  745    $18.58 - 19.95    $14,550       1.81%     1.25 - 2.05%   4.80 -  5.67%
   2006.......................  731     17.73 - 18.88     13,571       0.99      1.25 - 2.05   24.62 - 25.65
   2005.......................  551     14.23 - 15.03      8,170       0.84      1.25 - 2.05   11.77 - 12.69
   2004.......................  464     12.73 - 13.33      6,120       1.11      1.25 - 2.05   18.50 - 19.48
   2003.......................  359     10.74 - 11.16      3,957       1.09      1.25 - 2.05   35.02 - 36.14

Investments in the Rydex
  Variable Trust
  Sub-Accounts:
   Rydex OTC
   2007.......................  299     10.58 - 11.07      2,280       0.07      1.35 - 2.05   15.40 - 16.22
   2006.......................  380      9.17 -  9.53      2,555       0.00      1.35 - 2.05    3.61 -  4.35
   2005.......................  419      8.81 -  9.13      2,766       0.00      1.35 - 2.15  -1.06 -  -0.25
   2004.......................  524      8.90 -  9.15      3,473       0.00      1.35 - 2.15    7.00 -  7.87
   2003.......................  529      8.32 -  8.48      3,121       0.00      1.35 - 2.15  -16.79 - 43.46

   Rydex Sector Rotation
   2007.......................  318     15.23 - 15.82      5,104       0.00      1.35 - 2.30   19.91 - 21.08
   2006.......................  334     12.70 - 16.79      4,426       0.00      1.35 - 2.30    8.83 -  9.89
   2005.......................  199     11.67 - 15.28      2,426       0.00      1.35 - 2.30   11.10 - 12.18
   2004.......................   61     10.51 - 10.60        682       0.00      1.35 - 2.30    5.06 -  5.99
   2003 (u)...................    8     12.41 - 12.47         99       0.00      1.35 - 2.05   24.12 - 24.71

Investments in the STI Classic
  Variable Trust
  Sub-Accounts:
   STI International Equity
   2007 (c)...................   --       NA - NA             --       0.58        --  -  --      NA - NA
   2006.......................    9     12.87 - 14.41        121       1.25      1.25 - 1.80   22.27 - 22.94
   2005.......................    9     10.53 - 11.72        101       2.43      1.25 - 1.80   10.95 - 11.56
   2004.......................    9      9.49 - 10.51         92       1.54      1.25 - 1.80   17.22 - 17.86
   2003.......................   10      8.09 -  8.91         91       0.38      1.25 - 1.80   34.87 - 35.61

--------
(c)For the period beginning January 1, 2007 and ended April 27, 2007.
(u)For the period beginning May 1, 2003 and ended December 31, 2003.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                           At December 31,                For the year ended December 31,
                                 ----------------------------------- -----------------------------------------
                                          Accumulation
                                 Units     Unit Value     Net Assets  Investment     Expense         Total
                                 (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                                 ------ ----------------- ---------- ------------- -----------  --------------
Investments in the STI Classic
  Variable Trust Sub-Accounts:
   STI Large Cap Growth Stock (g)
   2007.........................   221   $10.05 - 11.13    $ 2,362       0.41%     1.25 - 1.80%  13.21 - 13.84%
   2006.........................   205     8.88 -  9.77      1,924       0.31      1.25 - 1.80    8.86 -  9.45
   2005.........................   234     8.16 -  8.93      2,004       0.14      1.25 - 1.80  -2.66 -  -2.13
   2004.........................   259     8.38 -  9.12      2,277       0.20      1.25 - 1.80    4.85 -  5.43
   2003.........................   223     7.99 -  8.65      1,871       0.00      1.25 - 1.80   16.34 - 16.98

   STI Large Cap Value Equity
   2007.........................   261    13.23 - 15.81      3,632       1.74      1.25 - 1.80    1.70 -  2.26
   2006.........................   426    12.94 - 15.55      5,822       1.37      1.25 - 1.80   20.28 - 20.95
   2005.........................   313    10.70 - 12.92      3,562       1.44      1.25 - 1.80    1.90 -  2.46
   2004.........................   533    10.44 - 12.68      5,826       1.38      1.25 - 1.80   13.24 - 13.86
   2003.........................   192     9.17 - 11.20      1,857       1.30      1.25 - 1.80   20.92 - 21.59

Investments in the T. Rowe Price
  Equity Series, Inc.
  Sub-Accounts:
   T. Rowe Price Equity Income
   2007......................... 1,968    16.48 - 18.34     34,439       1.75      1.25 - 1.80    1.41 -  1.97
   2006......................... 2,389    16.25 - 17.98     41,230       1.51      1.25 - 1.80   16.85 - 17.50
   2005......................... 2,832    13.91 - 15.31     41,729       1.58      1.25 - 1.80    2.07 -  2.63
   2004......................... 2,869    13.63 - 14.91     41,370       1.63      1.25 - 1.80   12.87 - 13.49
   2003......................... 2,216    12.07 - 13.14     28,311       1.57      1.25 - 1.80   23.26 - 23.94

   T. Rowe Price Mid-Cap Growth
   2007......................... 1,234    16.29 - 25.10     24,773       0.21      1.25 - 1.80   15.41 - 16.05
   2006......................... 1,495    14.11 - 21.63     26,601       0.00      1.25 - 1.80    4.74 -  5.32
   2005......................... 1,842    13.48 - 20.53     31,758       0.00      1.25 - 1.80   12.70 - 13.32
   2004......................... 2,104    11.96 - 18.12     32,416       0.00      1.25 - 1.80   16.23 - 16.87
   2003......................... 1,994    10.29 - 15.51     26,891       0.00      1.25 - 1.80   35.92 - 36.67

   T. Rowe Price New America Growth
   2007.........................   453     9.59 - 12.23      5,061       0.00      1.25 - 1.80   11.74 - 12.36
   2006.........................   524     8.58 - 10.89      5,238       0.05      1.25 - 1.80    5.42 -  6.00
   2005.........................   541     8.14 - 10.27      5,162       0.00      1.25 - 1.80    2.61 -  3.18
   2004.........................   469     7.93 -  9.95      4,315       0.06      1.25 - 1.80    8.91 -  9.51
   2003.........................   398     7.28 -  9.09      3,398       0.00      1.25 - 1.80   32.70 - 33.43

--------
(g)Previously known as STI Capital Appreciation.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                    For the year ended December 31,
                               --------------------------------------- ----------------------------------------
                                            Accumulation
                               Units         Unit Value     Net Assets  Investment     Expense        Total
                               (000s)     Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                               ------     ----------------- ---------- ------------- -----------  -------------
Investments in the
  T. Rowe Price Equity Series, Inc.--II
  Sub-Accounts:
   T. Rowe Price Blue Chip Growth II
   2007.....................   2,647       $12.60 - 13.08    $34,352       0.09%     1.35 - 2.30%  9.89 - 10.96%
   2006.....................   2,876        11.46 - 11.79     33,703       0.25      1.35 - 2.30   6.82 -  7.86
   2005.....................   1,632        10.73 - 10.93     17,761       0.16      1.35 - 2.30   3.22 -  4.22
   2004 (t).................     325        10.40 - 10.49      3,405       0.80      1.35 - 2.30   3.98 -  4.90

   T. Rowe Price Equity Income II
   2007.....................   4,327        12.94 - 13.52     58,005       1.51      1.35 - 2.45   0.49 -  1.63
   2006.....................   4,684        12.87 - 13.30     61,899       1.44      1.35 - 2.45  15.75 - 17.05
   2005.....................   3,545        11.12 - 11.36     40,096       1.45      1.35 - 2.45   1.16 -  2.30
   2004 (t).................   1,161        10.99 - 11.11     12,863       1.25      1.35 - 2.45   9.93 - 11.06

Investments in the
  T. Rowe Price International Series, Inc.
  Sub-Accounts:
   T. Rowe Price International Stock
   2007.......................   756        11.11 - 15.55     10,102       1.40      1.25 - 1.80  11.01 - 11.62
   2006.......................   823        10.01 - 13.93     10,001       1.18      1.25 - 1.80  16.97 - 17.62
   2005.......................   823         8.55 - 11.85      8,694       1.60      1.25 - 1.80  13.97 - 14.60
   2004.......................   783         7.51 - 10.34      7,284       1.26      1.25 - 1.80  11.74 - 12.36
   2003.......................   563         6.72 -  9.20      4,715       1.36      1.25 - 1.80  28.20 - 28.90

Investments in the
  The Universal Institutional Funds, Inc.
  Sub-Accounts:
   Van Kampen UIF Equity Growth
   2007....................... 1,881        14.75 - 15.20     28,434       0.00      1.35 - 2.15  19.27 - 20.25
   2006....................... 2,216        12.37 - 12.64     27,891       0.00      1.35 - 2.15   1.87 -  2.70
   2005....................... 2,512        12.14 - 12.31     30,838       0.46      1.35 - 2.15  13.23 - 14.15
   2004 (t)(z)(ab)(af)........ 2,825        10.72 - 10.78     30,428       0.34      1.35 - 2.15   7.22 -  7.81

--------
(t)For the period beginning February 2, 2004 and ended December 31, 2004.
(z)On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth.
(ab)On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth.
(af)On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                         For the year ended December 31,
                           ------------------------------------------- ------------------------------------------
                                            Accumulation
                           Units             Unit Value     Net Assets  Investment     Expense         Total
                           (000s)         Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                           ------         ----------------- ---------- ------------- -----------  ---------------
Investments in the
  The Universal Institutional Funds, Inc.
  Sub-Accounts (continued):
   Van Kampen UIF High Yield
   2007...................   498           $12.10 - 12.75    $ 5,911       8.62%     1.35 - 2.15%   1.76 -   2.60%
   2006...................   563            11.89 - 12.43      6,518       7.66      1.35 - 2.15    6.29 -   7.16
   2005...................   694            11.19 - 11.60      7,535       7.88      1.35 - 2.15   -1.11 -  -0.30
   2004...................   812            11.32 - 11.63      8,803       6.00      1.35 - 2.15    7.13 -   8.01
   2003...................   559            10.56 - 10.77      5,631       0.00      1.35 - 2.15    5.62 -  24.01

   Van Kampen UIF Mid Cap Growth
   2007...................   504            14.87 - 15.11      7,572       0.00      1.40 - 1.60   20.71 -  20.95
   2006...................   610            12.32 - 12.50      7,587       0.00      1.40 - 1.60    7.54 -   7.76
   2005...................   704            11.45 - 11.60      8,130       0.00      1.40 - 1.60   15.71 -  15.94
   2004...................   719             9.90 - 10.00      7,161       0.00      1.40 - 1.60   19.67 -  19.91
   2003...................   651             8.27 -  8.34      5,414       0.00      1.40 - 1.60   39.52 -  39.80

   Van Kampen UIF U.S. Mid Cap Value
   2007................... 2,600            15.43 - 15.96     44,378       0.68      1.25 - 2.15    5.51 -   6.50
   2006................... 3,168            14.62 - 14.98     50,764       0.27      1.25 - 2.15   18.11 -  19.20
   2005................... 3,358            12.38 - 12.57     45,488       0.33      1.25 - 2.15    9.90 -  10.92
   2004 (ad)(ag).......... 3,402            11.26 - 11.33     41,777       0.04      1.25 - 2.15   12.63 -  13.33
   2003...................   502            12.35 - 12.45      6,228       0.00      1.40 - 1.60   39.27 -  39.54

Investments in the
  The Universal Institutional Funds, Inc.
  (Class II) Sub-Accounts:
   Van Kampen UIF Equity Growth (Class II)
   2007...................   273            14.03 - 14.54      3,937       0.00      1.35 - 2.25   18.91 -  20.01
   2006...................   335            11.80 - 12.11      4,029       0.00      1.35 - 2.25    1.48 -   2.41
   2005...................   260            11.62 - 11.83      3,064       0.41      1.35 - 2.25   12.89 -  13.92
   2004 (t)...............   108            10.30 - 10.38      1,121       0.04      1.35 - 2.25    2.97 -   3.83

   Van Kampen UIF U.S. Real Estate (Class II)
   2007................... 2,062            15.80 - 16.41     33,940       0.95      1.35 - 2.30  -19.19 - -18.40
   2006................... 2,559            19.55 - 20.11     51,817       0.95      1.35 - 2.30   34.51 -  35.82
   2005................... 1,987            14.53 - 14.80     29,818       1.17      1.35 - 2.30   14.07 -  15.18
   2004................... 1,023            12.74 - 17.16     13,559       0.77      1.35 - 2.30   27.40 -  34.24
   2003 (u)...............    68            12.72 - 12.78        871       0.00      1.35 - 2.05   27.19 -  27.80

--------
(u)For the period beginning May 1, 2003 and ended December 31, 2003.
(t)For the period beginning February 2, 2004 and ended December 31, 2004.
(ad)On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value.
(ag)On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                             At December 31,              For the year ended December 31,
                                   ----------------------------------- -------------------------------------
                                            Accumulation               Investment
                                   Units     Unit Value     Net Assets   Income     Expense        Total
                                   (000s) Lowest to Highest   (000s)     Ratio*     Ratio**      Return***
                                   ------ ----------------- ---------- ---------- -----------  -------------
Investments in the Van Eck
  Worldwide Insurance Trust
  Sub-Accounts:
   Van Eck Worldwide Absolute Return
   2007...........................  217    $10.39 - 10.79    $ 2,317      0.75%   1.35 - 2.30%  1.65 -  2.64%
   2006...........................  217     10.22 - 10.51      2,268      0.00    1.35 - 2.30   6.16 -  7.19
   2005...........................  169      9.62 -  9.80      1,645      0.00    1.35 - 2.30  -2.10 - -1.15
   2004 (t).......................   91      9.83 -  9.92        898      0.00    1.35 - 2.30  -1.70 - -0.83

   Van Eck Worldwide Emerging Markets
   2007...........................  539     28.36 - 29.45     15,743      0.43    1.35 - 2.30  34.44 - 35.75
   2006...........................  590     21.09 - 21.69     12,698      0.37    1.35 - 2.30  36.29 - 37.61
   2005...........................  285     15.48 - 15.76      4,470      0.23    1.35 - 2.30  28.97 - 30.22
   2004 (t).......................   53     12.00 - 12.11        637      0.00    1.35 - 2.30  20.00 - 21.06

   Van Eck Worldwide Hard Assets
   2007...........................  680     31.60 - 32.82     22,099      0.11    1.35 - 2.30  42.00 - 43.38
   2006...........................  650     22.26 - 22.89     14,770      0.06    1.35 - 2.30  21.64 - 22.82
   2005...........................  453     18.30 - 18.64      8,392      0.11    1.35 - 2.30  48.20 - 49.63
   2004 (t).......................   97     12.35 - 12.45      1,200      0.00    1.35 - 2.30  23.46 - 24.55

Investments in the Van Kampen
  Life Investment Trust (Class II)
  Sub-Accounts:
   LIT Aggressive Growth (Class II)
   2007...........................  704     14.08 - 14.73     10,249      0.00    1.25 - 2.30  14.88 - 16.13
   2006...........................  847     12.26 - 12.69     10,652      0.00    1.25 - 2.30   2.52 -  3.62
   2005...........................  915     11.96 - 12.24     11,139      0.00    1.25 - 2.30   8.56 -  9.74
   2004 (t)(x)(ai)................  897     11.01 - 11.16      9,985      0.00    1.25 - 2.30  10.14 - 11.56

   LIT Government (Class II)
   2007...........................  870     10.73 - 11.15      9,610      4.41    1.35 - 2.30   4.54 -  5.56
   2006...........................  866     10.27 - 10.56      9,080      4.06    1.35 - 2.30   0.74 -  1.72
   2005...........................  750     10.19 - 10.38      7,748      3.18    1.35 - 2.30   0.91 -  1.88
   2004 (t).......................  387     10.10 - 10.19      3,931      0.00    1.35 - 2.30   0.98 -  1.87

--------
(t)For the period beginning February 2, 2004 and ended December 31, 2004.
(x)On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II).
(ai)On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II).

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                For the year ended December 31,
                               ----------------------------------- ----------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense        Total
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                               ------ ----------------- ---------- ------------- -----------  -------------
Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts
  (continued):
   LIT Growth and Income (Class II)
   2007....................... 4,911   $13.37 - 14.58    $68,980       1.46%     1.25 - 2.30%  0.15 -  1.24%
   2006....................... 5,569    13.35 - 14.40     77,589       0.94      1.25 - 2.30  13.31 - 14.54
   2005....................... 5,004    11.78 - 12.57     61,358       0.72      1.25 - 2.30   7.20 -  8.36
   2004....................... 3,503    10.99 - 11.60     40,040       0.58      1.25 - 2.30   9.86 - 12.70
   2003....................... 1,743    10.02 - 10.29     17,817       0.39      1.25 - 2.15   0.16 - 26.09

Investments in the Wells Fargo
  Variable Trust Sub-Accounts:
   Wells Fargo VT Advantage Discovery
   2007.......................   526    15.47 - 15.70      8,197       0.00      1.25 - 1.80  20.13 - 20.80
   2006.......................   612    12.88 - 13.00      7,916       0.00      1.25 - 1.80  12.60 - 13.22
   2005 (p)(q)................   731    11.43 - 11.48      8,374       0.00      1.25 - 1.80  14.35 - 14.81

   Wells Fargo VT Advantage Opportunity
   2007....................... 1,159    12.69 - 12.88     14,814       0.62      1.25 - 1.80   4.72 -  5.30
   2006....................... 1,360    12.12 - 12.24     16,560       0.00      1.25 - 1.80  10.22 - 10.83
   2005 (o)(q)................ 1,763    11.00 - 11.04     19,432       0.00      1.25 - 1.80   9.96 - 10.40

--------
(o)On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity.
(p)On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery.
(q)For the period beginning April 8, 2005 and ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2007 and 2006, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 13, 2008

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

(IN THOUSANDS)                                        YEAR ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2007      2006      2005
                                                    -------   -------   -------
REVENUES
Net investment income                               $14,257   $13,948   $13,632
Realized capital gains and losses                      (417)   (1,255)     (174)
                                                    -------   -------   -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE     13,840    12,693    13,458
Income tax expense                                    4,835     4,433     4,671
                                                    -------   -------   -------
NET INCOME                                            9,005     8,260     8,787
                                                    -------   -------   -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Change in unrealized net capital gains and losses     4,307      (885)   (4,772)
                                                    -------   -------   -------
COMPREHENSIVE INCOME                                $13,312   $ 7,375   $ 4,015
                                                    =======   =======   =======

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                 DECEMBER 31,
                                                               -------------------------
                                                                   2007          2006
                                                               -----------   -----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost
      $266,792 and $268,331)                                   $   273,144   $   268,058
   Short-term                                                       28,057         8,264
                                                               -----------   -----------
      Total investments                                            301,201       276,322
Cash                                                                18,612        23,352
Reinsurance recoverable from Allstate Life Insurance Company    18,777,851    19,131,870
Reinsurance recoverable from non-affiliates                      1,422,931     1,203,864
Receivable from affiliates, net                                         --        24,990
Other assets                                                       112,285       104,971
Separate accounts                                                3,067,127     3,097,550
                                                               -----------   -----------
         TOTAL ASSETS                                          $23,700,007   $23,862,919
                                                               ===========   ===========
LIABILITIES
Contractholder funds                                           $17,820,885   $18,195,622
Reserve for life-contingent contract benefits                    2,348,116     2,126,455
Unearned premiums                                                   25,819        25,935
Deferred income taxes                                                2,479           135
Payable to affiliates, net                                          21,912            --
Current income taxes payable                                         4,815         4,412
Other liabilities and accrued expenses                             118,916       136,184
Separate accounts                                                3,067,127     3,097,550
                                                               -----------   -----------
         TOTAL LIABILITIES                                      23,410,069    23,586,293
                                                               -----------   -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized,
   25 thousand shares issued and outstanding                         2,500         2,500
Additional capital paid-in                                         180,000       180,000
Retained income                                                    103,309        94,304
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                           4,129          (178)
                                                               -----------   -----------
         Total accumulated other comprehensive income                4,129          (178)
                                                               -----------   -----------
         TOTAL SHAREHOLDER'S EQUITY                                289,938       276,626
                                                               -----------   -----------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY            $23,700,007   $23,862,919
                                                               ===========   ===========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

(IN THOUSANDS)                                          YEAR ENDED DECEMBER 31,
                                                    ------------------------------
                                                      2007        2006      2005
                                                    --------   --------   --------
COMMON STOCK                                        $  2,500   $  2,500   $  2,500
                                                    --------   --------   --------
ADDITIONAL CAPITAL PAID-IN                           180,000    180,000    180,000
                                                    --------   --------   --------
RETAINED INCOME
Balance, beginning of year                            94,304     86,044     77,257
Net income                                             9,005      8,260      8,787
                                                    --------   --------   --------
Balance, end of year                                 103,309     94,304     86,044
                                                    --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                              (178)       707      5,479
Change in unrealized net capital gains and losses      4,307       (885)    (4,772)
                                                    --------   --------   --------
Balance, end of year                                   4,129       (178)       707
                                                    --------   --------   --------
TOTAL SHAREHOLDER'S EQUITY                          $289,938   $276,626   $269,251
                                                    ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

(IN THOUSANDS)                                                              YEAR ENDED DECEMBER 31,
                                                                        ------------------------------
                                                                          2007       2006       2005
                                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                              $  9,005   $  8,260   $  8,787
Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                   25        424        466
      Realized capital gains and losses                                      417      1,255        174
      Changes in:
         Reserve for life-contingent contract benefits and
            contractholder funds, net of reinsurance recoverables        (18,124)     2,878      3,041
         Income taxes                                                        428       (337)     4,709
         Receivable/payable to affiliates, net                            46,902    (14,596)    17,055
         Other operating assets and liabilities                          (24,698)    25,112    (22,674)
                                                                        --------   --------   --------
            Net cash provided by operating activities                     13,955     22,996     11,558
                                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities:
      Proceeds from sales                                                  5,176     20,104      5,066
      Investment collections                                              13,732     15,244     22,557
      Investments purchases                                              (17,982)   (38,901)   (67,948)
Change in short-term investments                                         (19,621)    (4,440)    26,584
                                                                        --------   --------   --------
            Net cash used in investing activities                        (18,695)    (7,993)   (13,741)
                                                                        --------   --------   --------
NET (DECREASE) INCREASE IN CASH                                           (4,740)    15,003     (2,183)
CASH AT BEGINNING OF YEAR                                                 23,352      8,349     10,532
                                                                        --------   --------   --------
CASH AT END OF YEAR                                                     $ 18,612   $ 23,352   $  8,349
                                                                        ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the current year presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers. The principal products are fixed annuities, and interest-sensitive, traditional and variable life insurance, and accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2007, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies and workplace enrolling agents), and financial services firms, such as banks and broker-dealers.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, commercial mortgage-backed securities, mortgage-backed securities and asset-backed securities. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The fair value of fixed income securities is based upon observable market quotations, other market observable data or is derived from such quotations and market observable data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. The valuation models use security specific information such as the credit rating of the issuer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine security specific credit spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Statements of Cash Flows.

     Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis using the effective yield method. Interest income on asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses may include gains and losses on investment dispositions and write-downs in value due to other-than-temporary declines in fair value. Dispositions may include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other-than-temporary (see Note 4).

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in life and annuity contract benefits and recognized in relation to premiums so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums so that profits are recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life, single premium life and equity-indexed life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Life and annuity contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance. Certain variable annuity contracts include embedded derivatives that are separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation"). The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds and is ceded to ALIC under the reinsurance agreements.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. We continuously monitor the creditworthiness of reinsurers in order to determine our risk of recoverability on an individual and aggregate basis and a provision for uncollectible reinsurance is recorded if needed. No amounts have been deemed unrecoverable in the three years ended December 31, 2007. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities and differences in tax basis of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized (see
Note 9).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies including, traditional life insurance, life-contingent fixed annuities and voluntary health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 6). These assumptions, which for traditional life insurance, life-contingent fixed annuities and voluntary health products are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 6). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified date and are ceded to ALIC.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the American Institute of Certified Pubic Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs associated with internal replacements of insurance and investment contracts other than those set forth in Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs through the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a feature or coverage within an existing contract. The Company adopted the provisions of SOP 05-1 on January 1, 2007, for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have any effect on the results of operations or financial position of the Company.

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -AN INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 ("FIN 48")

     The FASB issued the interpretation in July 2006 and the staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 9).

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in the financial statements. SAB 108 was intended to eliminate the potential for the build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 established a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1")

     FSP FAS 115-1 nullified the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1 as of January 1, 2006 on a prospective basis. The effect of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS NO. 154")

     SFAS No. 154 replaced Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No. 154 did not have any effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Specifically, SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157", which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company plans to utilize the deferral for non-financial assets and liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Company's results of operations or financial position.

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES - INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115 ("SFAS NO. 159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and financial liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impacts of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company does not expect to apply the fair value option to any existing financial assets or liabilities as of January 1, 2008. Consequently, the initial adoption of SFAS No. 159 is expected to have no impact on the Company's results of operations or financial position.

SOP 07-1, CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE, INVESTMENT COMPANIES ("THE GUIDE") AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES ("SOP 07- 1")

     In June 2007, the AICPA issued SOP 07-1 which provides guidance for determining whether an entity falls within the scope of the Guide and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. SOP 07-1 was to be effective for fiscal years beginning on or after December 15, 2007, however in February 2008, the FASB issued FASB Staff Position No. SOP 07-1-1, "Effective Date of AICPA Statement of Position 07-1", which amends SOP 07-1 to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that did not early adopt the SOP before December 15, 2007. The Company did not early adopt SOP 07-1. Consequently, the standard is expected to have no impact on the Company's results of operations or financial position.

FASB STAFF POSITION NO. FIN 39-1, AMENDMENT OF FASB INTERPRETATION NO. 39 ("FSP FIN 39-1")

     In April 2007, the FASB issued FSP FIN 39-1, which amends FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts". FSP FIN 39-1 replaces the terms "conditional contracts" and "exchange contracts" with the term "derivative instruments" and requires a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The effects of applying FSP FIN 39-1, if any, are to be recorded as a change in accounting principle through retrospective application unless such application is determined to be impractical. The adoption of FSP FIN 39-1 is not expected to have a material impact on the Company's results of operations or financial position based on the current level of derivative activity.

3. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company were $202.2 million, $192.3 million and $158.7 million in 2007, 2006 and 2005, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER-DEALER SERVICES

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $3.4 million, $1.1 million and $659 thousand for the years ended December 31, 2007, 2006 and 2005, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $25.5 million, $42.7 million and $44.6 million of commission and other distribution expenses for the years ended December 31, 2007, 2006 and 2005, respectively, that were ceded to ALIC under the terms of the reinsurance agreements.

     The Company has a wholesaling and marketing support agreement with ALFS, Inc. ("ALFS"), an affiliated broker-dealer company, whereby ALFS underwrites and promotes the offer, sale and servicing of variable annuities issued by the Company and sold by AFS. In return for these services, the Company incurred commission expense of $333.5 thousand and $1.5 million for 2007 and 2006, respectively. This expense was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC and reported net in the Statements of Operations and Comprehensive Income under the reinsurance agreements:

($ IN THOUSANDS)                                  YEAR ENDED DECEMBER 31,
                                           ------------------------------------
                                              2007         2006         2005
                                           ----------   ----------   ----------
Premiums and contract charges              $  623,102   $  546,554   $  461,496
Interest credited to contractholder
   funds, contract benefits and expenses    1,421,831    1,487,799    1,483,707

     Reinsurance recoverables due from ALIC totaled $18.78 billion and $19.13 billion as of December 31, 2007 and 2006, respectively.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 9).

DEBT

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2007 and 2006. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                    GROSS UNREALIZED
($ IN THOUSANDS)                        AMORTIZED   ----------------      FAIR
AT DECEMBER 31, 2007                       COST      GAINS    LOSSES     VALUE
                                        ---------   ------   -------   --------
U.S. government and agencies             $110,214   $5,642   $   (36)  $115,820
Corporate                                  84,798      917      (903)    84,812
Municipal                                     501       30        --        531
Mortgage-backed securities                 28,114       94      (303)    27,905
Commercial mortgage-backed securities      32,131      579      (109)    32,601
Asset-backed securities                    11,034      453       (12)    11,475
                                         --------   ------   -------   --------
   Total fixed income securities         $266,792   $7,715   $(1,363)  $273,144
                                         ========   ======   =======   ========
AT DECEMBER 31, 2006
U.S. government and agencies             $116,821   $2,609   $(1,467)  $117,963
Corporate                                  74,755      613    (1,987)    73,381
Municipal                                     502       31        --        533
Mortgage-backed securities                 29,963       98      (817)    29,244
Commercial mortgage-backed securities      32,095      635      (315)    32,415
Asset-backed securities                    14,195      366       (39)    14,522
                                         --------   ------   -------   --------
   Total fixed income securities         $268,331   $4,352   $(4,625)  $268,058
                                         ========   ======   =======   ========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2007:

                                         AMORTIZED      FAIR
($ IN THOUSANDS)                            COST       VALUE
                                         ---------   --------
Due in one year or less                   $  5,999   $  5,993
Due after one year through five years      108,836    111,555
Due after five years through ten years      75,110     76,697
Due after ten years                         37,699     39,519
                                          --------   --------
                                           227,644    233,764
Mortgage and asset-backed securities        39,148     39,380
                                          --------   --------
   Total                                  $266,792   $273,144
                                          ========   ========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

($ IN THOUSANDS)                         2007      2006      2005
                                       -------   -------   -------
Fixed income securities                $13,533   $13,495   $13,190
Short-term investments                   1,117       762       689
                                       -------   -------   -------
   Investment income, before expense    14,650    14,257    13,879
   Investment expense                     (393)     (309)     (247)
                                       -------   -------   -------
   Net investment income               $14,257   $13,948   $13,632
                                       =======   =======   =======

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses for the years ended December 31 are as follows.

($ IN THOUSANDS)                                2007     2006     2005
                                               -----   -------   -----
Realized capital gains and losses, pretax      $(417)  $(1,255)  $(174)
Income tax benefit                               146       438      60
                                               -----   -------   -----
Realized capital gains and losses, after-tax   $(271)  $  (817)  $(114)
                                               =====   =======   =====

     Gross losses of $32 thousand, $1.3 million and $174 thousand were realized on sales of fixed income securities during 2007, 2006 and 2005, respectively. There were no gross gains realized on sales of fixed income securities during 2007, 2006 or 2005.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                     GROSS UNREALIZED
($ IN THOUSANDS)                            FAIR     ----------------   UNREALIZED
AT DECEMBER 31, 2007                        VALUE     GAINS    LOSSES    NET GAINS
                                          --------   ------   -------   ----------
Fixed income securities                   $273,144   $7,715   $(1,363)   $ 6,352
Deferred income taxes                                                     (2,223)
                                                                         -------
Unrealized net capital gains and losses                                  $ 4,129
                                                                         =======

                                                     GROSS UNREALIZED
($ IN THOUSANDS)                            FAIR     ----------------   UNREALIZED
AT DECEMBER 31, 2006                        VALUE     GAINS    LOSSES    NET GAINS
                                          --------   ------   -------   ----------
Fixed income securities                   $268,058   $4,352   $(4,625)   $  (273)
Deferred income taxes                                                         95
                                                                         -------
Unrealized net capital gains and losses                                  $  (178)
                                                                         =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN THOUSANDS)                                        2007      2006      2005
                                                      -------   -------   -------
Fixed income securities                               $ 6,625   $(1,361)  $(7,340)
Deferred income taxes                                  (2,318)      476     2,568
                                                      -------   -------   -------
Decrease in unrealized net capital gains and losses   $ 4,307   $  (885)  $(4,772)
                                                      =======   =======   =======

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the financial condition of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                 LESS THAN 12 MONTHS                 12 MONTHS OR MORE
                          --------------------------------   ---------------------------------      TOTAL
($ IN THOUSANDS)            NUMBER      FAIR    UNREALIZED     NUMBER      FAIR     UNREALIZED   UNREALIZED
AT DECEMBER 31, 2007      OF ISSUES    VALUE      LOSSES     OF ISSUES     VALUE      LOSSES       LOSSES
                          ---------   -------   ----------   ---------   --------   ----------   ----------
Fixed income securities
U.S. Government and
   agencies                    1      $ 4,095     $  (7)          1      $  2,984    $   (29)     $   (36)
Corporate                      3        6,065       (76)         16        33,087       (827)        (903)
Mortgage-backed
   securities                  1        5,595       (44)          8        15,983       (259)        (303)
Commercial mortgage-
   backed securities           1        1,946       (59)          6        13,054        (50)        (109)
Asset-backed securities       --           --        --           1           991        (12)         (12)
                             ---      -------     -----         ---      --------    -------      -------
   Total                       6      $17,701     $(186)         32      $ 66,099    $(1,177)     $(1,363)
                             ===      =======     =====         ===      ========    =======      =======
Investment grade fixed
   income securities           6      $17,701     $(186)         32      $ 66,099    $(1,177)     $(1,363)
Below investment
   grade fixed income
   securities                 --           --        --          --            --         --           --
                             ---      -------     -----         ---      --------    -------      -------
Total fixed income
   securities                  6      $17,701     $(186)         32      $ 66,099    $(1,177)     $(1,363)
                             ===      =======     =====         ===      ========    =======      =======
AT DECEMBER 31, 2006
Fixed income securities
U.S. Government and
   agencies                    4      $26,597     $(153)         10      $ 44,123    $(1,314)     $(1,467)
Corporate                      2        1,985       (18)         24        46,462     (1,969)      (1,987)
Mortgage-backed
   securities                  1            1        --          10        25,880       (817)        (817)
Commercial mortgage-
   backed securities           1        2,483        (9)          6        12,813       (306)        (315)
Asset-backed securities       --           --        --           1           968        (39)         (39)
                             ---      -------     -----         ---      --------    -------      -------
     Total                     8      $31,066     $(180)         51      $130,246    $(4,445)     $(4,625)
                             ===      =======     =====         ===      ========    =======      =======
Investment grade fixed
   income securities           8      $31,066     $(180)         51      $130,246    $(4,445)     $(4,625)
Below investment
   grade fixed income
   securities                 --           --        --          --            --         --           --
                             ---      -------     -----         ---      --------    -------      -------
Total fixed income
   securities                  8      $31,066     $(180)         51      $130,246    $(4,445)     $(4,625)
                             ===      =======     =====         ===      ========    =======      =======

     At December 31, 2007, all unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of the unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's, Fitch or Dominion; or aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2007, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover.

OTHER INVESTMENT INFORMATION

     At December 31, 2007, fixed income securities and short-term investments with a carrying value of $9.8 million were on deposit with regulatory authorities as required by law.

5. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since certain reinsurance recoverables, reserve for life-contingent contract benefits and deferred income taxes are not included in accordance with SFAS No. 107, "Disclosures about Fair Value of Financial Instruments". Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                             DECEMBER 31, 2007           DECEMBER 31, 2006
                                         -------------------------   -------------------------
                                           CARRYING        FAIR        CARRYING        FAIR
($ IN THOUSANDS)                            VALUE         VALUE         VALUE         VALUE
                                         -----------   -----------   -----------   -----------
Fixed income securities                  $   273,144   $   273,144   $   268,058   $   268,058
Short-term investments                        28,057        28,057         8,264         8,264
Reinsurance recoverables on investment
   contracts                              14,585,478    13,880,704    15,965,432    15,120,781
Separate accounts                          3,067,127     3,067,127     3,097,550     3,097,550

     The fair values of fixed income securities are based upon observable market quotations, observable market data or are derived from such quotations and observable market data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The fair value of reinsurance recoverables on investment contracts is based on the fair value of the underlying annuity contract account liabilities, adjusted for credit risk. Separate accounts assets are carried in the Statements of Financial Position at fair value based on observable market prices.

FINANCIAL LIABILITIES

                                                   DECEMBER 31, 2007           DECEMBER 31, 2006
                                               -------------------------   -------------------------
                                                 CARRYING        FAIR        CARRYING       FAIR
($ IN THOUSANDS)                                  VALUE         VALUE         VALUE         VALUE
                                               -----------   -----------   -----------   -----------
Contractholder funds on investment contracts   $14,574,593   $13,883,714   $15,334,580   $14,498,948
Separate accounts                                3,067,127     3,067,127     3,097,550     3,097,550

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the financial statements. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include embedded derivative financial instruments. Derivatives that are embedded in certain variable annuity contracts and equity-indexed annuity contracts are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation"). Embedded derivative financial instruments are accounted for on a fair value basis. Embedded derivative financial instruments subject to bifurcation are reflected as a component of contractholder funds in the Statements of Financial Position. Changes in the fair value of embedded derivative financial instruments are ceded to ALIC. Reinsurance agreements that cede the value of embedded derivative financial instruments are reflected as a component of reinsurance recoverables in the Statements of Financial Position.

     The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments.

                                                               CARRYING      CARRYING
                                       NOTIONAL       FAIR       VALUE        VALUE
($ IN THOUSANDS)                        AMOUNT       VALUE      ASSETS    (LIABILITIES)
                                      ----------   ---------   --------   -------------
AT DECEMBER 31, 2007
--------------------
Equity-indexed and forward starting
   options in life and annuity
   product contracts                  $3,611,546   $(102,858)     $--       $(102,858)
Guaranteed accumulation benefits         331,597        (306)      --            (306)
Guaranteed withdrawal benefits            61,994          50       --              50
Other embedded derivative financial
   instruments                             3,775          (5)      --              (5)

                                                               CARRYING      CARRYING
                                       NOTIONAL       FAIR       VALUE        VALUE
($ IN THOUSANDS)                        AMOUNT       VALUE      ASSETS    (LIABILITIES)
                                      ----------   ---------   --------   -------------
AT DECEMBER 31, 2006
--------------------
Equity-indexed and forward starting
   options in life and annuity
   product contracts                  $3,016,132   $(167,707)     $--       $(167,707)
Guaranteed accumulation benefits         340,157       1,381       --           1,381
Guaranteed withdrawal benefits            62,736          43       --              43
Other embedded derivative financial
   instruments                             3,775          (5)      --              (5)

    The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements.

    Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The fair values are determined using widely accepted valuation models and other appropriate valuation methods.

    Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2007 or 2006.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

($ IN THOUSANDS)                                            2007         2006
                                                         ----------   ----------
Immediate annuities                                      $  709,195   $  722,539
Traditional life                                          1,045,153      932,866
Other                                                       593,768      471,050
                                                         ----------   ----------
   Total reserve for life-contingent contract benefits   $2,348,116   $2,126,455
                                                         ==========   ==========

    The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

           PRODUCT                       MORTALITY                INTEREST RATE           ESTIMATION METHOD
------------------------------   -------------------------   ----------------------   ------------------------
Immediate annuities              1983 individual annuity     Interest rate            Present value of
                                 mortality table             assumptions range from   expected future benefits
                                 1983-a annuity mortality    3.0% to 8.8%             based on historical
                                 table                                                experience
                                 Annuity 2000 mortality
                                 table

Traditional life                 Actual company experience   Interest rate            Net level premium
                                 plus loading                assumptions range from   reserve method using the
                                                             4.0% to 8.0%             Company's withdrawal
                                                                                      experience rates

Other:
   Variable annuity              90% of 1994 group annuity   Interest rate            Projected benefit ratio
      guaranteed minimum death   mortality table with        assumptions range from   applied to cumulative
      benefits                   internal modifications      6.5% to 7.0%             assessments

   Accident & health             Actual company experience                            Unearned premium;
                                 plus loading                                         additional contract
                                                                                      reserves for traditional
                                                                                      life

     At December 31, contractholder funds consists of the following:

($ IN THOUSANDS)                       2007          2006
                                   -----------   -----------
Interest-sensitive life            $ 3,217,074   $ 2,841,433
Investment contracts:
   Immediate annuities                 457,683       480,602
   Fixed annuities                  14,089,197    14,822,531
   Other                                56,931        51,056
                                   -----------   -----------
      Total contractholder funds   $17,820,885   $18,195,622
                                   ===========   ===========

     The following table highlights the key contract provisions relating to contractholder funds:

                 PRODUCT                           INTEREST RATE          WITHDRAWAL/SURRENDER CHARGES
-----------------------------------------   ------------------------   -----------------------------------
Interest-sensitive life insurance           Interest rates credited    Either a percentage of account
                                            range from 3.5% to 6.0%    balance or dollar amount grading
                                                                       off generally over 20 years

Fixed annuities                             Interest rates credited    Either a declining or a level
                                            range from 2.2% to 8.8%    percentage charge generally over
                                            for immediate annuities    nine years or less. Additionally,
                                            and 1.7% to 16.0% for      approximately 27.9% of fixed
                                            fixed annuities            annuities are subject to market
                                                                       value adjustment for discretionary
                                                                       withdrawals.

Other investment contracts:
     Variable guaranteed minimum income     Interest rates used in     Withdrawal and surrender charges
     benefit and secondary guarantees       establishing reserves      are based on the terms of the
     on interest-sensitive life and fixed   range from 1.8% to 10.3%   related interest-sensitive life or
     annuities                                                         fixed annuity contract.

     Contractholder funds activity for the years ended December 31 is as follows:

($ IN THOUSANDS)                         2007          2006
                                     -----------   -----------
Balance, beginning of year           $18,195,622   $17,462,104
Deposits                               1,966,374     2,668,782
Interest credited                        762,956       865,479
Benefits                                (572,506)     (512,353)
Surrenders and partial withdrawals    (2,236,168)   (1,962,149)
Net transfers to separate accounts         2,834       (58,681)
Contract charges                        (303,528)     (255,710)
Other adjustments                          5,301       (11,850)
                                     -----------   -----------
Balance, end of year                 $17,820,885   $18,195,622
                                     ===========   ===========

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                  DECEMBER 31,
                                             ---------------------
($ IN MILLIONS)                                 2007        2006
                                             ---------   ---------
IN THE EVENT OF DEATH
   Separate account value                    $ 2,220.4   $ 2,333.2
   Net amount at risk (1)                    $    86.2   $   108.5
   Average attained age of contractholders    60 years    59 years

AT ANNUITIZATION
   Separate account value                    $   390.5   $   388.4
   Net amount at risk (2)                    $     1.0   $     0.6
   Weighted average waiting period until
      annuitization options available          3 years     3 years

FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                    $    61.9   $    61.8
   Net amount at risk (3)                    $      --   $      --

ACCUMULATION AT SPECIFIED DATES
   Separate account value                    $   331.5   $   337.3
   Net amount at risk (4)                    $      --   $      --
   Weighted average waiting period until
      guarantee date                          13 years    13 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2007, reserves for variable annuity contracts and secondary guarantee liabilities related to death, income, accumulation and withdrawal benefits were $40 million, $27 million, $306 thousand and $(50) thousand, respectively. As of December 31, 2006, reserves for variable annuity contracts and secondary guarantee liabilities related to death, income, accumulation and withdrawal benefits were $28 million, $33 million, $(1) thousand and $(43) thousand, respectively.

7. REINSURANCE

     The Company has reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies with a pool of twelve non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2007, 93.0% of the total reinsurance recoverables were related to ALIC and 7.0% were related to non-affiliated reinsurers. At December 31, 2007 and 2006, approximately 96% of the Company's non-affiliated reinsurance recoverables are due from companies rated A or better by Standard & Poor's.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN THOUSANDS)                       2007         2006         2005
                                    ----------   ---------    ---------
PREMIUMS AND CONTRACT CHARGES

Direct                              $1,038,671   $ 944,823    $ 840,691
Assumed                                  9,132      10,238        6,572
Ceded:
   Affiliate                          (623,102)   (546,554)    (461,496)
   Non-affiliate                      (424,701)   (408,507)    (385,767)
                                    ----------   ---------    ---------
Premiums and contract charges,
   net of reinsurance               $       --   $      --    $      --
                                    ==========   =========    =========

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ IN THOUSANDS)                        2007          2006          2005
                                    -----------   -----------   -----------
INTEREST CREDITED TO
   CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND EXPENSES
Direct                              $ 1,964,326   $ 1,972,975   $ 1,959,229
Assumed                                  10,473         9,762         7,658
Ceded:
   Affiliate                         (1,421,831)   (1,487,799)   (1,483,707)
   Non-affiliate                       (552,968)     (494,938)     (483,180)
                                    -----------   -----------   -----------
Interest credited to
   contractholder funds, contract
   benefits and expenses,
   net of reinsurance               $        --   $        --   $        --
                                    ===========   ===========   ===========
8. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office equipment. Total rent expense for all leases was $51 thousand, $57 thousand and $59 thousand in 2007, 2006 and 2005, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2007 are as follows:

                   OPERATING
($ IN THOUSANDS)     LEASES
                   ---------
2008                  $ 3
2009                   --
Thereafter             --
                      ---
                      $ 3
                      ===

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breach of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees, ceded to ALIC, was not material as of December 31, 2007.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     - These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     - The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC's interlocutory appeal of the trial court's summary judgment order is now pending in the United States Court of Appeals for the Eighth Circuit.

     - AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals opted out. AIC has moved for judgment on the pleadings and summary judgment.

     - A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") is currently examining the Corporation's 2005 and 2006 federal income tax returns. The IRS has completed its examination of the Corporation's federal income tax returns through 2004 and the statute of limitations has expired on years prior to 2003.

     The Company adopted the provisions of FIN 48 on January 1, 2007. The Company had no liability for unrecognized tax benefits at January 1, 2007 or December 31, 2007, and believes it is reasonably possible that the liability balance will not significantly increase or decrease within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

                                           2007     2006
                                         -------   -----
($ IN THOUSANDS)
DEFERRED ASSETS
Unrealized net capital losses            $    --   $  95
DEFERRED LIABILITIES
Unrealized net capital gains              (2,223)     --
Difference in tax bases of investments      (254)   (229)
Other liabilities                             (2)     (1)
                                         -------   -----
   Total deferred liabilities             (2,479)   (230)
                                         -------   -----
      Net deferred liabilities           $(2,479)  $(135)
                                         =======   =====

     The components of income tax expense for the years ended December 31 are as follows:

($ IN THOUSANDS)               2007     2006     2005
                              ------   ------   ------

Current                       $4,810   $4,412   $4,769
Deferred                          25       21      (98)
                              ------   ------   ------
   Total income tax expense   $4,835   $4,433   $4,671
                              ======   ======   ======

     The Company paid income taxes of $4.4 million and $4.8 million in 2007 and 2006, respectively, and received an income tax refund of $38 thousand in 2005.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                     2007     2006     2005
                                    -----    -----    -----
Statutory federal income tax rate    35.0%    35.0%    35.0%
Other                                (0.1)    (0.1)    (0.3)
                                    -----    -----    -----
Effective income tax rate            34.9%    34.9%    34.7%
                                    =====    =====    =====

10. STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income for 2007, 2006, and 2005 was $9.1 million, $9.1 million and $8.8 million, respectively. Statutory capital and surplus was $282.9 million and $274.4 million as of December 31, 2007 and 2006, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2008 without prior approval of the Nebraska Department of Insurance is $28.3 million. In the twelve-month period beginning January 1, 2007, the Company did not pay any dividends.

11. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive loss on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN THOUSANDS)

                                                                2007
                                                      -------------------------
                                                       Pre-              After-
                                                       tax       Tax       tax
                                                      ------   -------   ------
Unrealized holding losses arising during the period   $6,211   $(2,173)  $4,038
Less: reclassification adjustments                      (414)      145     (269)
                                                      ------   -------   ------
Unrealized net capital gains and losses                6,625    (2,318)   4,307
                                                      ------   -------   ------
Other comprehensive income                            $6,625   $(2,318)  $4,307
                                                      ======   =======   ======

                                                                2006
                                                      ------------------------
                                                        Pre-            After-
                                                        tax     Tax      tax
                                                      -------   ----   -------
Unrealized holding losses arising during the period   $(2,601)  $910   $(1,691)
Less: reclassification adjustments                     (1,240)   434      (806)
                                                      -------   ----   -------
Unrealized net capital gains and losses                (1,361)   476      (885)
                                                      -------   ----   -------
Other comprehensive loss                              $(1,361)  $476   $  (885)
                                                      =======   ====   =======

                                                                2005
                                                     --------------------------
                                                       Pre-              After-
                                                       tax       Tax      tax
                                                     -------   ------   -------
Unrealized holding losses arising during the period  $(7,514)  $2,628   $(4,886)
Less: reclassification adjustments                      (174)      60      (114)
                                                     -------   ------   -------
Unrealized net capital gains and losses               (7,340)   2,568    (4,772)
                                                     -------   ------   -------
Other comprehensive loss                             $(7,340)  $2,568   $(4,772)
                                                     =======   ======   =======

                                    PART C
                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a)Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements, along with the accompanying Reports of Independent Registered Public Accounting Firm, are included in Part B of the Registration Statement:

The financial statements (prepared on the GAAP basis of accounting) for Lincoln Benefit Life Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and related financial statement schedules.

The financial statements (prepared on the GAAP basis of accounting) of the sub-accounts comprising the Separate Account as of December 31, 2007, and for each of the years in the two-year period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b)Exhibits

  (1) Resolution of the Board of Directors of Lincoln
      Benefit Life Company authorizing the establishment of
      the Lincoln Benefit Life Variable Annuity Account                   (2)

  (2) Custody Agreements                                     (not applicable)

  (3) (a) Principal Underwriting Agreement                                (4)

      (b) Form of Selling Agreement                                       (5)

  (4) Variable Annuity Contract                                           (2)

  (5) Application for Contract                                            (2)

  (6) Depositor--Corporate Documents

     (a) Articles of Incorporation of Lincoln Benefit Life
         Company, as amended                                              (1)

     (b) By-Laws of Lincoln Benefit Life Company                          (1)

  (7)

     (a) Reinsurance Contract                                             (2)

     (b) Indemnity Reinsurance Agreement Between Allstate
         Life Insurance Company and The Prudential
         Insurance Company of America dated June 1, 2006                 (12)

  (8) Participation Agreements:

     (a) Fund Participation Agreement between Janus Aspen
         Series and Lincoln Benefit Life Company                          (1)

     (b) Participation Agreement among Lincoln Benefit Life
         Company, Variable Insurance Products Fund and
         Fidelity Distributors Corporation                                (1)

     (c) Participation Agreement among Lincoln Benefit Life
         Company, Variable Insurance Products Fund II and
         Fidelity Distributors Corporation                                (1)

     (d) (1) Participation Agreement among The Alger
             American Fund, Lincoln Benefit Life Company
             and Fred Alger and Company, Incorporated                     (1)

         (2) Service Agreement between Fred Alger
             Management, Inc. and Lincoln Benefit Life
             Company                                                      (1)

     (e) (1) Participation Agreement between Scudder
             Variable Life Investment Fund and Lincoln
             Benefit Life Company                                         (1)

         (2) Reimbursement Agreement by and between
             Scudder, Stevens & Clark, Inc. And Lincoln
             Benefit Life Company                                         (1)

         (3) Participating Contract and Policy Agreement
             between Scudder Investor Services, Inc. and
             Lincoln Benefit Financial Services                           (1)

      (f) Form of Participation Agreement among Lincoln Benefit Life Company, Strong Variable Insurance Funds, Inc., Strong
          Opportunity Fund II, Inc., Strong Capital Management, Inc.,
          and Strong Funds Distributors, Inc                             (1)

      (g) Form of Participation Agreement among T. Rowe Price Equity
          Series, Inc., T. Rowe Price International Series, Inc., T.
          Rowe Price Investment Services, Inc., and Lincoln Benefit
          Life Company                                                   (1)

      (h) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts
          Financial Services Company                                     (1)

      (i) Form of Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated
          Securities Corp                                                (1)

      (j) Form of Participation Agreement between Lincoln Benefit Life Company, STI Classic Variable Trust and STI Capital
          Management                                                     (5)

      (k) Form of Participation Agreement (Service Shares) among Janus
          Aspen Series and Lincoln Benefit Life Company                  (8)

      (l) Form of Participation Agreement between Lincoln Benefit Life
          Company and LSA Variable Series Trust                          (9)

      (m) Form of Participation Agreement among Oppenheimer Variable
          Account Funds, Oppenheimer Funds, Inc., and Lincoln Benefit
          Life Company                                                   (8)

      (n) Form of Participation Agreement among PIMCO Variable
          Insurance Trust, Lincoln Benefit Life Company and PIMCO
          Funds Distributor LLC                                          (6)

      (o) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life
          Company                                                        (8)

      (p) Form of Participation Agreement among Van Kampen Investment
          Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
          Inc., and Lincoln Benefit Life Company                         (8)

      (q) (1) Form of Participation Agreement between Lincoln Benefit
              Life Company and OCC Accumulation Trust                    (6)

      (q) (2) Amendment to Participation Agreement Among OCC
              Accumulation Trust, OCC Distributors, and Lincoln
              Benefit Life Company                                       (7)

      (r) Form of Participation Agreement among Lincoln Benefit Life Company, The Universal Institutional Funds, Inc. and Miller
          Anderson & Sherrerd, LLP                                       (6)

      (s) Form of Participation Agreement between Salomon Brothers
          Variable Series Funds Inc., and Salomon Brothers Asset
          Management Inc                                                 (6)

      (t) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Lincoln Benefit
          Life Company                                                   (8)

      (u) Form of Participation Agreement among Wells Fargo Variable
          Trust, Wells Fargo Funds Distributor, LLC and Lincoln
          Benefit Life Company                                          (10)

   (9) Opinion and Consent of Counsel                                    (3)

   (10) Consent of Independent Registered Public Accounting Firm
        (filed herewith)

   (11) Financial Statements Omitted from Item 23 (not applicable)

   (12) Initial Capitalization Agreement (not applicable)

   (27) Financial Data Schedules (not applicable)

   (99) (a) Powers of Attorney for Lawrence W. Dahl, John C. Lounds,
            Samuel H. Pilch, John C. Pintozzi, Kevin R. Slawin, Steven
            C. Verney, Douglas B. Welch                                 (11)

        (b) Power of Attorney for James E. Hohmann                      (13)
--------
(1)Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Pre-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed July 24, 1998.

(4) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed January 28, 1998.

(5) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed April 1, 1999.

(6) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(7) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, (File No. 333-61146) filed August 8, 2001.

(9) Pre-effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(10) Post Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 8, 2005.

(11) Post Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 19, 2006.

(12) Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

(13) Post-Effective Amendment No. 13 to this Registration Statement, File No. 333-50545 filed April 19, 2007.

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

Name                      Position/Office with Depositor
----                      --------------------------------------------------
James E. Hohmann          Director, Chairman of the Board and Chief
                          Executive Officer
Lawrence W. Dahl          Director, President and Chief Operating Officer
John C. Lounds            Director, Vice President
John C. Pintozzi          Director, Sr. Vice President and Chief Financial
                          Officer
Kevin R. Slawin           Director, Vice President
Michael J. Velotta        Director, Sr. Vice President, General Counsel and
                          Secretary
Douglas B. Welch          Director, Vice President
Samuel H. Pilch           Group Vice President
Joseph Patrick Rath       Assistant Vice President, Assistant General
                          Counsel and Assistant Secretary
Eric A. Simonson          Sr. Vice President and Chief Investment Officer
Dean M. Way               Sr. Vice President and Actuary
Karen Gardner             Vice President
Steven C. Verney          Treasurer
Fred Amos                 Vice President
Bob W. Birman             Vice President
John Boudreau             Vice President
Theresa N. Carnazzo       Vice President
William F. Emmons         Assistant Secretary
Debbie L. Grenemeier      Vice President
Robert M. Jurgensmeier    Vice President
Stacy McWhorter           Vice President
Richard O'Brien           Vice President
Barb O'Brien              Vice President
Robert L. Vance           Vice President and Assistant Treasurer
Jeanette Wellsandt        Vice President
Errol Cramer              Appointed Actuary
Karen Burkhardt           Assistant Vice President
Joanne M. Derrig          Assistant Vice President and Chief Privacy Officer
Philip Emmanuele          Assistant Vice President
Lisa J. Flanary           Assistant Vice President
Maria D. McNitt           Assistant Vice President
Mary J. McGinn            Assistant Secretary
Robert L. Park            Assistant Vice President and Chief Compliance
                          Officer
Mario Rizzo               Assistant Treasurer
Robert E. Transon         Assistant Vice President
Timothy N. Vander Pas     Assistant Vice President
Richard Zaharias          Assistant Vice President
Raymond P. Thomas         Authorized Representative
Lynn Cirrincione          Authorized Representative
Florian Palac             Authorized Representative

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
        REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed February 27, 2008.

ITEM 27.NUMBER OF CONTRACT OWNERS

As of January 31, 2008, the Registrant has 15,188 qualified and non-qualified contract owners.

ITEM 28.INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITER

ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Policies. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ALFS any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ALFS for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

ALFS also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

Allstate Financial Advisors Separate Account I Allstate Life Variable Life Separate Account A Allstate Life of New York Separate Account A Allstate Life of New York Variable Life Separate Account A Charter National Variable Annuity Account Intramerica Variable Annuity Account.

The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

Name                      Position with Distributor
----                      --------------------------------------------------
James E. Hohmann          Director & Chairman of the Board
Michael J. Velotta        Director and Secretary
J. Eric Smith             President and Chief Executive Officer
Marian Goll               Vice President, Treasurer, and Financial
                          Operations Principal
Joseph P. Rath            Vice President, General Counsel, and Assistant
                          Secretary
Joanne M. Derrig          Assistant Vice President and Chief Privacy Officer
Maribel V. Gerstner       Assistant Vice President and Chief Compliance
                          Officer
William F. Emmons         Assistant Secretary
Mary J. McGinn            Assistant Secretary
Mario Rizzo               Assistant Treasurer
Steven C. Verney          Assistant Treasurer

(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

       (1)              (2)             (3)         (4)         (5)
----------------- ---------------- ------------- ---------- ------------
                  Net Underwriting
Name of Principal  Discounts and   Compensation  Brokerage
   Underwriter       Commission    on Redemption Commission Compensation
----------------- ---------------- ------------- ---------- ------------
   ALFS, Inc.....        0               0        $21,477        0

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506-4142.

The Principal Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31.MANAGEMENT SERVICES

None.

ITEM 32.UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

The Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 25, 2008.

                        LINCOLN BENEFIT LIFE VARIABLE
                               ANNUITY ACCOUNT
                                 (Registrant)

                       By: LINCOLN BENEFIT LIFE COMPANY
                                 (DEPOSITOR)

                      *By:     /s/ Lawrence W. Dahl
                           ------------------------------
                                 Lawrence W. Dahl
                           President and Chief Operating
                                      Officer

                         LINCOLN BENEFIT LIFE COMPANY
                                 (Depositor)

                      *By:     /s/ Lawrence W. Dahl
                           ------------------------------
                                 Lawrence W. Dahl
                           President and Chief Operating
                                      Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on April 25, 2008.

           (Signature)                           (Title)
           -----------                           -------

*/s/ Lawrence W. Dahl               President, Chief Operating Officer
----------------------------------  & Director(Principal Executive
Lawrence W. Dahl                    Officer)

*/s/ Samuel H. Pilch                Group Vice President & Controller
----------------------------------  (Principal Accounting Officer)
Samuel H. Pilch

*/s/ Steven C. Verney               Treasurer
----------------------------------  (Principal Financial Officer)
Steven C. Verney

*/s/ John C. Lounds                 Director, Vice President
----------------------------------
John C. Lounds

*/s/ Douglas B. Welch               Director, Vice President
----------------------------------
Douglas B. Welch

*/s/ John C. Pintozzi               Director, Senior Vice President
----------------------------------  and Chief Financial Officer
John C. Pintozzi

*/s/ Kevin R. Slawin                Director, Vice President
----------------------------------
Kevin R. Slawin

*/s/ John E. Smith                  Director, Vice President
----------------------------------
John E. Smith

*/s/ James E. Hohmann  Director, Chairman of the
---------------------- Board and Chief Executive
James E. Hohmann       Officer

/s/ Michael J. Velotta Director, Senior Vice
---------------------- President, General Counsel
Michael J. Velotta     and Secretary

                               INDEX TO EXHIBITS
                                      FOR
                     POST-EFFECTIVE AMENDMENT ON FORM N-4
                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO. 10 Consent of Independent Registered Public Accounting Firm